Schedule of Investments

ARIZONA TAX-EXEMPT FUND	June 30, 2026 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.6%
Arizona – 95.5%
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$850	$913
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	504
Arizona Board of Regents State University System SPEED Revenue Bonds,
5.00%, 8/1/46	500	545
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds,
5.00%, 6/1/28	400	419
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds, Stimulus Plan For Economic (BAM Insured),
5.00%, 8/1/41	750	829
5.00%, 8/1/43	705	773
Arizona Board of Regents University of Arizona System SPEED Revenue Bonds,
5.00%, 8/1/28	400	420
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	394
Arizona IDA Hospital Revenue Refunding Bonds, Phoenix Children's Hospital,
5.00%, 2/1/32	500	553
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/41	500	456
Arizona State IDA National Charter Equitable School Revolving Loan Fund Revenue Bonds,
5.00%, 11/1/31	625	679
5.00%, 11/1/41	545	585
5.00%, 11/1/43	500	537
Arizona State University Sustainable Revenue Bonds, Series A,
5.00%, 7/1/36	795	840
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%continued
Arizona – 95.5%continued
Buckeye Arizona Excise TRB,
5.00%, 7/1/38	$650	$735
Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	920
Bullhead Water & Wastewater System Revenue Bonds,
7/1/46(1)	325	333
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(2) (3)	425	430
Chandler IDA IDR Variable Revenue Bonds (AMT), Intel Corp. Project,
5.00%, 9/1/27(2) (3)	600	607
4.00%, 6/1/29(2) (3)	550	559
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	501
5.00%, 7/1/30	500	501
5.00%, 7/1/31	600	601
Glendale IDA Revenue Bonds, Midwestern University,
5.00%, 5/15/33	500	560
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	536
Glendale Senior Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/32	500	562
5.00%, 7/1/37	1,000	1,128
Glendale Water & Sewer Senior Lien Revenue Bonds,
5.00%, 7/1/37	300	345
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	785	793
Lake Havasu City Wastewater System Senior Lien Revenue G.O. Unlimited Refunding Bonds,
5.00%, 7/1/42	500	556
NORTHERN FUNDS QUARTERLY REPORT  1 FIXED INCOME FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%continued
Arizona – 95.5%continued
Maricopa County Agua Fria Union High School District No. 216 G.O. Unlimited Bonds, Series B, Project of 2024,
5.00%, 7/1/27	$350	$359
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	277
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AG Insured),
4.00%, 7/1/36	305	311
Maricopa County Elementary School District No. 1 G.O. Unlimited Bonds, Series B, Project of 2022 (BAM Insured),
5.00%, 7/1/42	540	592
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/32	250	262
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,016
Maricopa County Elementary School District No. 66 Roosevelt Elementary G.O. Unlimited Bonds, Series C, Project of 2020 (AG Insured),
5.00%, 7/1/30	275	298
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AG Insured),
5.00%, 7/1/35	625	648
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools - Clemmons Campus Project,
4.00%, 7/1/34	250	246
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%continued
Arizona – 95.5%continued
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,
5.00%, 7/1/35	$965	$1,011
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,000	1,015
Maricopa County IDA Educational Revenue Refunding Bonds, Legacy Traditional School,
4.25%, 7/1/44	300	274
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, HonorHealth,
5.00%, 9/1/42	1,000	1,022
Maricopa County IDA Hospital Revenue Refunding Bonds, Series D, Honor Health,
5.00%, 12/1/41	500	537
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,264
Maricopa County IDA Revenue Refunding Bonds, Series D, Banner Health,
1/1/33(1)	500	550
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	1,000	1,003
Maricopa County Tempe Elementary School District No. 3 G.O. Unlimited Bonds, Series A, Project of 2022,
5.00%, 7/1/36	725	824
Mesa Utility Systems Revenue Bonds,
3.00%, 7/1/44	500	413
5.00%, 7/1/44	500	536
Northern Arizona University Revenue Refunding Bonds (BAM Insured),
5.00%, 6/1/37	400	460
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	1,000	1,022
FIXED INCOME FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%continued
Arizona – 95.5%continued
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	$750	$753
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	1,000	1,038
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	1,036
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Refunding Bonds,
5.00%, 7/1/33	840	858
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/34	700	731
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	750	792
Phoenix G.O. Unlimited Bonds, Series A,
5.00%, 7/1/41	750	832
5.00%, 7/1/47	750	800
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	886
Pima County COPS,
5.00%, 12/1/35	555	637
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	730
Pima County Unified School District No. 1 Tucson G.O. Unlimited Bonds, Series B, Project of 2023,
5.00%, 7/1/44	750	821
Pinal County Revenue Obligations Bonds (BAM Insured),
5.25%, 8/1/50	1,000	1,076
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%continued
Arizona – 95.5%continued
Pinal County Unified School District No. 20 G.O. Unlimited Bonds, Series A, Maricopa Project of 2024 (BAM Insured),
5.00%, 7/1/32	$150	$166
5.00%, 7/1/43	200	215
Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,000	998
5.00%, 8/1/54	1,000	1,040
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/50	725	760
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series B,
5.25%, 1/1/53	600	639
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/32	500	530
5.00%, 12/1/37	1,000	1,053
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	500	529
Sedona Excise TRB (AG Insured),
5.00%, 7/1/41	100	108
Tempe Excise TRB,
5.00%, 7/1/38	500	567
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	450
Yuma IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center,
5.00%, 8/1/29	700	745
5.00%, 8/1/40	700	763
Yuma Utility System Revenue Bonds, Series A (AG Insured),
5.00%, 7/1/43	300	330
		51,937
NORTHERN FUNDS QUARTERLY REPORT  3 FIXED INCOME FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%continued
California – 0.3%
California Community Choice Financing Authority Clean Energy Project Sustainable Revenue Bonds,
5.00%, 3/1/36	$155	$161
Iowa – 0.4%
Guthrie County Hospital Revenue BANS, Guthrie County Hospital Project,
4.50%, 2/1/29	200	200
Ohio – 0.3%
Ohio State Housing Finance Agency Residential Mortgage Backed Sustainable Revenue Bonds (GNMA, FNMA, FHLMC Insured),
5.50%, 9/1/29	160	173
Virginia – 1.1%
Richmond G.O. Unlimited Refunding Bonds, Series B,
4.00%, 7/15/29	600	608
Total Municipal Bonds
(Cost $55,176)		53,079

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(4) (5)	765,062	$765
Total Investment Companies
(Cost $765)		765

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.9%
Mesa Utility Systems Revenue Bonds (AG Insured),
5.00%, 7/1/26	$500	$500
Total Short-Term Investments
(Cost $500)		500

Total Investments – 99.9%
(Cost $56,441)		54,344
Other Assets less Liabilities – 0.1%		70
NET ASSETS – 100.0%		$54,414

(1)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(2)	Maturity date represents the puttable date.
(3)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2026 is disclosed.

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2026 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$53,079	$—	$53,079
Investment Companies	765	—	—	765
Short-Term Investments	—	500	—	500
Total Investments	$765	$53,579	$—	$54,344

(1)	Classifications as defined in the Schedule of Investments.
FIXED INCOME FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$469	$3,690	$3,394	$765	765,062	$5
NORTHERN FUNDS QUARTERLY REPORT  5 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.4%
Auto Loan – 0.2%
Ally Auto Receivables Trust, Series 2026-1, Class A3
3.92%, 10/15/30	$100	$99
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C
6.00%, 7/18/29	50	51
BMW Vehicle Lease Trust, Series 2025-2, Class A3
3.97%, 9/25/28	50	50
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class B
4.30%, 8/15/31	50	50
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C
4.80%, 8/15/31	25	25
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D
5.41%, 8/15/31	50	50
Capital One Prime Auto Receivables Trust, Series 2025-1, Class A3
3.85%, 7/15/30	100	99
CarMax Auto Owner Trust, Series 2024-2, Class B
5.69%, 11/15/29	100	102
Carmax Auto Owner Trust, Series 2025-2, Class A3
4.48%, 3/15/30	100	100
Carmax Auto Owner Trust, Series 2025-4, Class A3
3.97%, 12/16/30	100	99
CarMax Auto Owner Trust, Series 2026-2, Class A3
4.22%, 6/16/31	150	149
CarMax Select Receivables Trust, Series 2026-B, Class A3
4.64%, 12/16/30	50	50
Carvana Auto Receivables Trust, Series 2024-P3, Class A4
4.31%, 9/10/30	25	25
Carvana Auto Receivables Trust, Series 2025-P3, Class A3
4.04%, 11/11/30	100	99
Carvana Auto Receivables Trust, Series 2025-P4, Class A3
4.14%, 12/10/30	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Carvana Auto Receivables Trust, Series 2025-P4, Class A4
4.25%, 11/10/31	$50	$49
Carvana Auto Receivables Trust, Series 2026-P1, Class A4
4.35%, 7/12/32	25	25
Carvana Auto Receivables Trust, Series 2026-P2, Class A3
4.77%, 4/10/31	100	100
Carvana Auto Receivables Trust, Series 2026-P2, Class A4
4.91%, 8/10/32	25	25
Drive Auto Receivables Trust, Series 2024-2, Class C
4.67%, 5/17/32	25	25
Drive Auto Receivables Trust, Series 2025-1, Class C
4.99%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-1, Class D
5.41%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-2, Class B
4.14%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-2, Class C
4.39%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-2, Class D
4.90%, 12/15/32	25	25
Exeter Automobile Receivables Trust, Series 2024-2A, Class D
5.92%, 2/15/30	50	51
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	50	51
Exeter Automobile Receivables Trust, Series 2025-3A, Class B
4.86%, 2/15/30	50	50
Exeter Automobile Receivables Trust, Series 2025-3A, Class C
5.09%, 10/15/31	25	25
Exeter Automobile Receivables Trust, Series 2025-3A, Class D
5.57%, 10/15/31	25	25
FIXED INCOME FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Exeter Automobile Receivables Trust, Series 2025-5A, Class C
4.68%, 3/15/32	$50	$50
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3
4.03%, 3/15/30	100	99
Exeter Automobile Receivables Trust, Series 2026-1A, Class D
5.00%, 5/17/32	50	49
Exeter Automobile Receivables Trust, Series 2026-3A, Class B
4.70%, 3/17/31	50	50
Exeter Automobile Receivables Trust, Series 2026-3A, Class D
5.44%, 10/15/32	25	25
Ford Credit Auto Lease Trust, Series 2026-A, Class A3
4.00%, 7/15/29	100	99
Ford Credit Auto Owner Trust, Series 2024-A, Class A4
5.01%, 9/15/29	100	101
Ford Credit Auto Owner Trust, Series 2024-C, Class B
4.40%, 8/15/30	25	25
Ford Credit Auto Owner Trust, Series 2025-A, Class A3
4.45%, 10/15/29	50	50
Ford Credit Auto Owner Trust, Series 2025-B, Class A3
3.91%, 4/15/30	100	99
Ford Credit Auto Owner Trust, Series 2025-B, Class A4
3.95%, 7/15/31	100	98
Ford Credit Auto Owner Trust, Series 2026-A, Class A3
4.05%, 10/15/30	100	99
Ford Credit Auto Owner Trust, Series 2026-A, Class B
4.34%, 4/15/32	25	25
Ford Credit Floorplan Master Owner Trust, Series 2026-2, Class A
4.60%, 5/15/33	125	125
GM Financial Automobile Leasing Trust, Series 2025-3, Class A4
4.20%, 8/20/29	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
GM Financial Automobile Leasing Trust, Series 2026-1, Class A3
3.88%, 1/22/29	$50	$50
GM Financial Automobile Leasing Trust, Series 2026-2, Class A3
4.30%, 3/20/29	50	50
GM Financial Consumer Automobile Receivables Trust, Series 2025-4, Class A4
3.93%, 4/16/32	100	98
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4
5.17%, 5/15/30	50	50
Honda Auto Receivables Owner Trust, Series 2025-2, Class A3
4.15%, 10/15/29	100	100
Honda Auto Receivables Owner Trust, Series 2025-3, Class A3
4.04%, 2/21/30	75	75
Honda Auto Receivables Owner Trust, Series 2025-4, Class A3
3.98%, 6/17/30	50	50
Honda Auto Receivables Owner Trust, Series 2025-4, Class A4
4.05%, 2/17/32	25	25
Honda Auto Receivables Owner Trust, Series 2026-1, Class A3
3.78%, 9/23/30	100	99
Honda Auto Receivables Owner Trust, Series 2026-2, Class A3
4.30%, 11/15/30	100	100
Honda Auto Receivables Owner Trust, Series 2026-2, Class A4
4.33%, 8/16/32	25	25
Hyundai Auto Receivables Trust, Series 2025-B, Class A3
4.36%, 12/17/29	100	100
Hyundai Auto Receivables Trust, Series 2025-C, Class A3
3.88%, 4/15/30	100	99
Hyundai Auto Receivables Trust, Series 2025-C, Class A4
3.89%, 1/15/32	50	49
Hyundai Auto Receivables Trust, Series 2025-D, Class A3
3.99%, 9/16/30	100	99
NORTHERN FUNDS QUARTERLY REPORT  7 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Hyundai Auto Receivables Trust, Series 2026-A, Class B
4.10%, 12/15/32	$50	$49
Hyundai Auto Receivables Trust, Series 2026-A, Class C
4.31%, 6/15/33	50	49
Hyundai Auto Receivables Trust, Series 2026-B, Class A3
4.51%, 2/18/31	100	100
Mercedes-Benz Auto Lease Trust, Series 2025-A, Class A3
4.61%, 4/16/29	50	50
Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A3
3.88%, 4/16/29	50	50
Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A4
3.93%, 7/15/31	25	25
Mercedes-Benz Auto Lease Trust, Series 2026-A, Class A3
3.93%, 1/15/30	50	50
Mercedes-Benz Auto Receivables Trust, Series 2026-1, Class A3
4.36%, 10/15/30	100	100
Nissan Auto Lease Trust, Series 2026-A, Class A3
3.87%, 3/15/29	200	198
Nissan Auto Receivables Owner Trust, Series 2025-A, Class A3
4.49%, 12/17/29	150	150
Nissan Auto Receivables Owner Trust, Series 2025-B, Class A3
3.99%, 4/15/30	50	50
Porsche Innovative Lease Owner Trust, Series 2026-1A, Class A3
4.41%, 8/20/29	100	100
Santander Drive Auto Receivables Trust, Series 2023-4, Class C
6.04%, 12/15/31	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 8/15/31	25	25
Santander Drive Auto Receivables Trust, Series 2024-5, Class C
4.78%, 1/15/31	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Santander Drive Auto Receivables Trust, Series 2024-5, Class D
5.14%, 2/17/32	$25	$25
Santander Drive Auto Receivables Trust, Series 2025-4, Class B
4.27%, 1/15/32	50	50
Santander Drive Auto Receivables Trust, Series 2025-4, Class C
4.52%, 1/15/32	50	50
Santander Drive Auto Receivables Trust, Series 2025-4, Class D
4.95%, 1/15/32	50	50
Santander Drive Auto Receivables Trust, Series 2026-1, Class A3
3.93%, 7/15/30	50	49
Santander Drive Auto Receivables Trust, Series 2026-1, Class B
4.07%, 4/15/32	50	49
Santander Drive Auto Receivables Trust, Series 2026-1, Class C
4.26%, 4/15/32	50	49
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A4
4.83%, 11/15/29	100	100
Toyota Auto Receivables Owner Trust, Series 2025-D, Class A3
3.84%, 6/17/30	150	149
Toyota Auto Receivables Owner Trust, Series 2025-D, Class A4
3.94%, 2/17/31	100	98
Toyota Auto Receivables Owner Trust, Series 2026-A, Class A3
3.86%, 9/16/30	100	99
Volkswagen Auto Lease Trust, Series 2025-A, Class A3
4.50%, 6/20/28	50	50
Volkswagen Auto Lease Trust, Series 2025-B, Class A3
4.01%, 1/22/29	50	50
Volkswagen Auto Lease Trust, Series 2026-A, Class A3
4.17%, 3/20/29	75	75
Volkswagen Auto Loan Enhanced Trust, Series 2025-1, Class A3
4.50%, 8/20/29	50	50
FIXED INCOME FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Volkswagen Auto Loan Enhanced Trust, Series 2025-2, Class A3
3.92%, 3/20/30	$100	$99
World Omni Auto Receivables Trust, Series 2025-A, Class A4
4.86%, 11/15/30	150	151
World Omni Auto Receivables Trust, Series 2025-D, Class A4
4.07%, 2/17/32	100	99
World Omni Auto Receivables Trust, Series 2026-B, Class A3
4.37%, 6/16/31	75	75
World Omni Automobile Lease Securitization Trust, Series 2026-A, Class A3
4.14%, 5/15/29	50	50
		6,301
Credit Card – 0.1%
American Express Credit Account Master Trust, Series 2023-2, Class A
4.80%, 5/15/30	100	101
American Express Credit Account Master Trust, Series 2023-4, Class A
5.15%, 9/15/30	100	102
American Express Credit Account Master Trust, Series 2024-2, Class A
5.24%, 4/15/31	100	102
American Express Credit Account Master Trust, Series 2025-1, Class A
4.56%, 12/17/29	100	100
American Express Credit Account Master Trust, Series 2025-2, Class A
4.28%, 4/15/30	200	200
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 4/15/32	100	100
American Express Credit Account Master Trust, Series 2025-4, Class A
4.30%, 7/15/30	200	200
American Express Credit Account Master Trust, Series 2025-5, Class A
4.51%, 7/15/32	100	100
BA Credit Card Trust, Series 2025-A1, Class A
4.31%, 5/15/30	100	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.1%continued
BA Credit Card Trust, Series 2026-A1, Class A
4.22%, 4/15/31	$150	$149
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	141
Capital One Multi-Asset Execution Trust, Series 2025-A1, Class A
3.82%, 9/15/30	75	74
Capital One Multi-Asset Execution Trust, Series 2025-A2, Class A
4.02%, 9/15/32	75	74
Capital One Multi-Asset Execution Trust, Series 2025-A3, Class A
4.65%, 10/15/37	125	123
Chase Issuance Trust, Series 2023-A2, Class A
5.08%, 9/15/30	100	101
Chase Issuance Trust, Series 2024-A2, Class A
4.63%, 1/15/31	100	101
Chase Issuance Trust, Series 2025-A1, Class A
4.16%, 7/15/30	100	100
Chase Issuance Trust, Series 2026-A1I, Class A
4.40%, 5/15/31	100	100
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	50	55
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	99
Citibank Credit Card Issuance Trust, Series 2025-A1, Class A
4.30%, 6/21/30	150	150
Citibank Credit Card Issuance Trust, Series 2025-A2, Class A
4.49%, 6/21/32	100	100
First National Master Note Trust, Series 2025-1, Class A
4.85%, 2/15/30	100	101
First National Master Note Trust, Series 2026-1I, Class A
4.61%, 5/15/31	100	100
NORTHERN FUNDS QUARTERLY REPORT  9 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.1%continued
Synchrony Card Funding LLC, Series 2025-A2, Class A
4.49%, 5/15/31	$100	$100
Synchrony Card Funding LLC, Series 2026-A1, Class A
4.18%, 3/15/32	100	99
Synchrony Card Issuance Trust, Series 2025-A1, Class A
4.78%, 2/15/31	75	75
Synchrony Card Issuance Trust, Series 2025-A3, Class A
4.06%, 11/15/31	75	74
WF Card Issuance Trust, Series 2024-A2, Class A
4.29%, 10/15/29	100	100
WF Card Issuance Trust, Series 2025-A1, Class A
4.34%, 5/15/30	100	100
WF Card Issuance Trust, Series 2026-A1, Class A
4.08%, 4/15/31	150	149
		3,370
Other – 0.1%
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	49	49
CNH Equipment Trust, Series 2026-A, Class A3
4.00%, 5/15/31	75	74
CNH Equipment Trust, Series 2026-A, Class A4
4.14%, 7/15/33	100	99
CNH Equipment Trust, Series 2026-B, Class A3
4.59%, 9/15/31	75	75
Ford Credit Floorplan Master Owner Trust A, Series 2025-1, Class A1
4.63%, 4/15/30	100	100
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	99
Ford Credit Floorplan Master Owner Trust, Series 2026-1, Class A
4.42%, 5/15/31	100	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Other – 0.1%continued
John Deere Owner Trust, Series 2025-A, Class A3
4.23%, 9/17/29	$100	$100
John Deere Owner Trust, Series 2025-B, Class A3
4.17%, 12/17/29	50	50
John Deere Owner Trust, Series 2026-A, Class A3
3.87%, 8/15/30	50	49
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	97
Verizon Master Trust, Series 2024-3, Class A1A
5.34%, 4/22/30	100	101
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 8/20/30	100	100
Verizon Master Trust, Series 2024-8, Class A1A
4.62%, 11/20/30	100	100
Verizon Master Trust, Series 2025-1, Class A
4.71%, 1/21/31	100	101
Verizon Master Trust, Series 2025-3, Class A1A
4.51%, 3/20/30	50	50
Verizon Master Trust, Series 2025-5, Class A1A
4.40%, 6/20/31	100	100
Verizon Master Trust, Series 2026-1, Class A1A
3.94%, 2/20/31	150	149
Verizon Master Trust, Series 2026-2, Class A1A
4.51%, 6/21/32	100	100
		1,693
Total Asset-Backed Securities
(Cost $11,409)		11,364

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non Agency – 0.6%
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	400	395
FIXED INCOME FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%continued
Non Agency – 0.6%continued
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	$300	$296
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	99
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	197
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	297
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	192
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	284
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	442
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	177
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	200	177
BANK, Series 2021-BN38, Class A5
2.52%, 12/15/64	300	264
BANK, Series 2022-BNK42, Class A5
4.49%, 6/15/55	200	194
BANK, Series 2022-BNK44, Class A5
5.74%, 11/15/55(1)	500	518
BANK, Series 2024-BNK47, Class A5
5.72%, 6/15/57	200	208
BANK, Series 2024-BNK48, Class A5
5.05%, 10/15/57	200	200
BANK, Series 2025-BNK49, Class A5
5.62%, 3/15/58	200	208
BANK, Series 2026-BNK52, Class A5
6/15/36(2)	100	104
BANK5, Series 2025-5YR19, Class A3
5.27%, 12/15/30	500	507
BANK5, Series 2026-5YR20, Class A3
5.10%, 2/15/59	500	504
BANK5, Series 2026-5YR22, Class A3
5.71%, 6/15/59	300	310
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	193
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5
2.92%, 8/15/52	500	472
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%continued
Non Agency – 0.6%continued
Barclays Commercial Mortgage Trust, Series 2019-C5, Class C
3.71%, 11/15/52	$150	$138
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	350	345
BBCMS Mortgage Trust, Series 2024-5C27, Class A3
6.01%, 7/15/57	500	514
BBCMS Mortgage Trust, Series 2024-C30, Class A5
5.53%, 11/15/57	200	206
BBCMS Mortgage Trust, Series 2025-C35, Class A5
5.59%, 7/15/58	250	259
BBCMS Mortgage Trust, Series 2025-C39, Class A5
5.30%, 12/15/58	250	254
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	98
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	197
Benchmark Mortgage Trust, Series 2018-B6, Class B
4.59%, 10/10/51(1)	125	118
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	98
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	186
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	442
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	87
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	176
Benchmark Mortgage Trust, Series 2026-B42, Class A5
5.10%, 3/15/59	250	250
NORTHERN FUNDS QUARTERLY REPORT  11 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%continued
Non Agency – 0.6%continued
Benchmark Mortgage Trust, Series 2026-V21, Class A3
5.13%, 3/15/59	$500	$504
Benchmark, Series 2026-V22, Class A3
5.47%, 5/15/59	500	511
BenchmarkMortgage Trust, Series 2021-B26, Class A5
2.61%, 6/15/54	200	179
BMO Mortgage Trust, Series 2024-C10, Class A5
5.48%, 11/15/57	200	205
BMO Mortgage Trust, Series 2026-5C14, Class A3
5.21%, 3/15/59	500	505
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	198
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	140
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	244
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	99
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	198
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	198
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	196
Commercial Mortgage Trust, Series 2019-GC44, Class C
3.51%, 8/15/57(1)	150	124
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	297
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	89
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%continued
Non Agency – 0.6%continued
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	$250	$247
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	142
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	281
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5
5.63%, 8/15/58	500	519
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	98
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	198
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	239
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	451
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	196
MSWF Commercial Mortgage Trust, Series 2023-1, Class A5
5.75%, 5/15/56	250	260
UBS Commercial Mortgage Trust, Series 2017-C2, Class B
3.99%, 8/15/50	100	97
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	148
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	197
FIXED INCOME FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%continued
Non Agency – 0.6%continued
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	$150	$148
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	197
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	99
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	147
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	98
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	99
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	193
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	93
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	460
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class A3
6.10%, 1/15/58	250	259
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class A3
5.59%, 7/15/58	200	204
Wells Fargo Commercial Mortgage Trust, Series 2025-5C7, Class A3
5.20%, 12/15/58	500	504
Wells Fargo Commercial Mortgage Trust, Series 2026-5C9, Class A3
5.49%, 5/15/59	500	511
		19,569
Total Commercial Mortgage-Backed Securities
(Cost $20,177)		19,569

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 21.1%
Advertising & Marketing – 0.0%
AppLovin Corp.,
5.13%, 12/1/29	$500	$504
Omnicom Group, Inc.,
4.75%, 3/30/30	500	500
2.40%, 3/1/31	500	449
		1,453
Aerospace & Defense – 0.5%
Boeing (The) Co.,
3.25%, 2/1/28	366	358
3.25%, 3/1/28	55	54
3.20%, 3/1/29	159	153
6.30%, 5/1/29	600	625
2.95%, 2/1/30	250	235
5.15%, 5/1/30	43	44
6.39%, 5/1/31	500	531
6.13%, 2/15/33	135	143
6.53%, 5/1/34	400	435
6.63%, 2/15/38	100	109
5.71%, 5/1/40	200	203
5.81%, 5/1/50†	1,060	1,047
6.86%, 5/1/54	500	562
GE Capital Funding LLC,
4.55%, 5/15/32	700	695
General Dynamics Corp.,
2.63%, 11/15/27	104	102
3.75%, 5/15/28	246	244
4.25%, 4/1/40	100	90
2.85%, 6/1/41	160	119
General Electric Co.,
4.90%, 1/29/36	250	250
HEICO Corp.,
5.35%, 8/1/33	150	152
Honeywell Aerospace, Inc.,
4.95%, 3/16/36(3)	1,410	1,388
5.73%, 3/16/56(3)	720	720
Howmet Aerospace, Inc.,
3.00%, 1/15/29	200	193
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	200	189
L3Harris Technologies, Inc.,
4.40%, 6/15/28	449	447
5.25%, 6/1/31	500	509
5.50%, 8/15/54	100	97
NORTHERN FUNDS QUARTERLY REPORT  13 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Aerospace & Defense – 0.5%continued
Lockheed Martin Corp.,
5.25%, 1/15/33	$1,200	$1,240
3.60%, 3/1/35	135	123
5.00%, 8/15/35	500	502
4.07%, 12/15/42	168	142
3.80%, 3/1/45	230	183
4.09%, 9/15/52	20	16
5.20%, 2/15/64	200	184
Northrop Grumman Corp.,
3.25%, 1/15/28	500	491
5.25%, 7/15/35	400	407
5.05%, 11/15/40	250	241
4.75%, 6/1/43	250	228
3.85%, 4/15/45	8	6
4.03%, 10/15/47	252	201
Precision Castparts Corp.,
4.38%, 6/15/45	100	86
RTX Corp.,
6.00%, 3/15/31	120	127
1.90%, 9/1/31	71	62
2.38%, 3/15/32	68	60
4.50%, 6/1/42	250	224
4.80%, 12/15/43	400	364
3.75%, 11/1/46	750	576
4.35%, 4/15/47	200	167
6.40%, 3/15/54	880	966
Textron, Inc.,
2.45%, 3/15/31	250	226
		16,516
Apparel & Textile Products – 0.0%
NIKE, Inc.,
2.85%, 3/27/30	1,050	990
3.25%, 3/27/40	75	59
Ralph Lauren Corp.,
2.95%, 6/15/30	100	94
		1,143
Asset Management – 0.4%
Apollo Debt Solutions BDC,
6.55%, 3/15/32	500	504
Apollo Global Management, Inc.,
6.38%, 11/15/33	200	213
5.70%, 3/30/36†	400	401
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Asset Management – 0.4%continued
Ares Capital Corp.,
5.95%, 7/15/29	$300	$303
5.55%, 1/15/30	500	497
Ares Management Corp.,
6.38%, 11/10/28	100	103
Ares Strategic Income Fund,
5.55%, 4/15/31	150	146
6.20%, 3/21/32	150	148
BlackRock Funding, Inc.,
4.60%, 7/26/27	160	161
4.70%, 3/14/29	500	505
4.90%, 1/8/35	200	200
Blackrock, Inc.,
1.90%, 1/28/31	720	642
Blackstone Private Credit Fund,
6.00%, 1/29/32	200	197
6.00%, 11/22/34†	200	193
Blackstone Reg Finance Co. LLC,
4.95%, 2/15/36	100	97
Blackstone Secured Lending Fund,
5.30%, 6/30/30	200	195
Blue Owl Capital Corp.,
5.95%, 3/15/29	400	400
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	200	204
5.80%, 3/15/30	400	390
Blue Owl Finance LLC,
4.13%, 10/7/51†	200	137
Blue Owl Technology Finance Corp.,
6.10%, 3/15/28	200	199
6.75%, 4/4/29†	100	100
Charles Schwab (The) Corp.,
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29(4) †	400	408
(Variable, U.S. SOFR + 0.94%), 4.34%, 11/14/31(4)	500	492
(Variable, U.S. SOFR + 2.50%), 5.85%, 5/19/34(4) †	200	209
(Variable, U.S. SOFR + 2.01%), 6.14%, 8/24/34(4)	300	319
Franklin Resources, Inc.,
2.95%, 8/12/51	150	94
Goldman Sachs Private Credit Corp.,
5.05%, 2/23/28	570	567
FIXED INCOME FUNDS 14 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Asset Management – 0.4%continued
Golub Capital Private Credit Fund,
5.60%, 4/15/31(3)	$810	$776
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34	100	102
6.00%, 3/15/36	170	168
HPS Corporate Lending Fund,
5.45%, 1/14/28†	200	199
5.45%, 11/15/30	1,040	1,005
Janus Henderson U.S. Holdings, Inc.,
5.45%, 9/10/34	30	30
Main Street Capital Corp.,
6.95%, 3/1/29	100	103
Morgan Stanley Direct Lending Fund,
6.15%, 5/17/29	200	202
New Mountain Finance Corp.,
6.20%, 10/15/27	200	201
Oaktree Specialty Lending Corp.,
6.34%, 2/27/30	100	99
Raymond James Financial, Inc.,
4.90%, 9/11/35	150	146
3.75%, 4/1/51	100	73
5.65%, 9/11/55†	300	292
Sixth Street Specialty Lending, Inc.,
6.13%, 3/1/29	100	101
TPG Operating Group II L.P.,
5.88%, 3/5/34	50	51
Voya Financial, Inc.,
4.80%, 6/15/46	100	88
		11,660
Automotive – 0.4%
American Honda Finance Corp.,
4.80%, 3/5/30	500	499
4.50%, 9/4/30	500	493
5.15%, 7/9/32	500	501
Aptiv Swiss Holdings Ltd.,
4.15%, 5/1/52	162	122
BorgWarner, Inc.,
4.38%, 3/15/45	170	142
Ford Motor Credit Co. LLC,
5.88%, 11/7/29	400	405
5.73%, 9/5/30	200	201
5.75%, 4/6/33	800	793
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Automotive – 0.4%continued
7.12%, 11/7/33	$1,800	$1,915
General Motors Co.,
6.80%, 10/1/27	118	121
5.00%, 10/1/28	227	228
5.60%, 10/15/32	183	187
6.25%, 10/2/43†	350	352
6.75%, 4/1/46	145	153
5.40%, 4/1/48	267	240
General Motors Financial Co., Inc.,
2.70%, 8/20/27	658	645
6.00%, 1/9/28	500	509
2.40%, 4/10/28	119	114
5.80%, 6/23/28	500	510
5.65%, 1/17/29	84	86
4.30%, 4/6/29	82	81
4.90%, 10/6/29	870	872
5.35%, 1/7/30	300	305
3.60%, 6/21/30	99	94
2.35%, 1/8/31	33	29
3.10%, 1/12/32	33	30
5.63%, 4/4/32	600	615
5.90%, 1/7/35†	150	154
Lear Corp.,
3.55%, 1/15/52	200	137
Toyota Motor Credit Corp.,
4.35%, 10/8/27†	500	500
4.05%, 3/13/29	410	405
4.80%, 5/15/30	300	302
4.70%, 1/12/33	500	497
4.80%, 1/5/34	500	496
		12,733
Banking – 2.4%
Associated Banc-Corp,
(Variable, U.S. SOFR + 3.03%), 6.46%, 8/29/30(4)	100	103
Bank of America Corp.,
4.18%, 11/25/27	146	145
(Variable, U.S. SOFR + 2.04%), 4.95%, 7/22/28(4)	1,500	1,506
(Variable, U.S. SOFR + 0.83%), 4.98%, 1/24/29(4)	500	503
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 3/5/29(4)	837	828
NORTHERN FUNDS QUARTERLY REPORT  15 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 1.11%), 4.62%, 5/9/29(4)	$1,540	$1,539
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29(4)	500	512
(Variable, U.S. SOFR + 1.00%), 5.16%, 1/24/31(4)	1,500	1,520
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 2/13/31(4)	2	2
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31(4)	3	3
(Variable, U.S. SOFR + 0.87%), 4.46%, 2/6/32(4)	1,550	1,523
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32(4)	380	344
(Variable, U.S. SOFR + 2.16%), 5.02%, 7/22/33(4)	1,403	1,405
(Variable, U.S. SOFR + 1.91%), 5.29%, 4/25/34(4)	1,000	1,013
(Variable, U.S. SOFR + 1.84%), 5.87%, 9/15/34(4)	400	418
(Variable, U.S. SOFR + 1.65%), 5.47%, 1/23/35(4)	600	612
(Variable, U.S. SOFR + 1.31%), 5.51%, 1/24/36(4) †	200	204
(Variable, U.S. SOFR + 1.70%), 5.74%, 2/12/36(4)	700	714
(Variable, U.S. SOFR + 1.64%), 5.46%, 5/9/36(4)	250	255
6.11%, 1/29/37	150	158
(Variable, U.S. SOFR + 1.13%), 5.05%, 2/6/37(4)	1,000	985
(Variable, U.S. SOFR + 1.58%), 3.31%, 4/22/42(4)	600	465
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 1/23/49(4)	600	470
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 3/15/50(4)	755	623
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 3/20/51(4)	810	641
Bank of America N.A.,
6.00%, 10/15/36	250	264
BankUnited, Inc.,
5.13%, 6/11/30	100	99
Capital One N.A.,
2.70%, 2/6/30	250	234
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 2.4%continued
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 7/24/28(4)	$28	$28
(Variable, U.S. SOFR + 0.87%), 4.79%, 3/4/29(4)	980	982
(Variable, U.S. SOFR + 1.36%), 5.17%, 2/13/30(4)	500	505
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31(4)	500	493
(Variable, U.S. SOFR + 1.17%), 4.50%, 9/11/31(4)	500	494
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32(4)	800	719
6.63%, 6/15/32	100	109
(Variable, U.S. SOFR + 2.66%), 6.17%, 5/25/34(4)	1,400	1,461
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.28%), 5.59%, 11/19/34(4)	2,000	2,025
(Variable, U.S. SOFR + 1.83%), 6.02%, 1/24/36(4)	500	515
(Variable, U.S. SOFR + 1.47%), 5.33%, 3/27/36(4)	600	604
6.13%, 8/25/36	125	131
(Variable, U.S. SOFR + 1.49%), 5.17%, 9/11/36(4)	400	398
8.13%, 7/15/39	332	415
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41(4)	180	178
5.88%, 1/30/42	30	31
(Variable, U.S. SOFR + 1.75%), 5.61%, 3/4/56(4)	500	489
Citizens Bank N.A.,
(Variable, U.S. SOFR + 2.00%), 4.58%, 8/9/28(4)	500	500
Citizens Financial Group, Inc.,
(Variable, U.S. SOFR + 2.33%), 6.65%, 4/25/35(4)	200	215
Fifth Third Bancorp,
(Variable, U.S. SOFR + 1.24%), 5.14%, 1/29/37(4)	400	393
8.25%, 3/1/38	275	335
Fifth Third Bank N.A.,
(Variable, U.S. SOFR + 2.61%), 5.33%, 8/25/33(4)	250	250
FIXED INCOME FUNDS 16 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 2.4%continued
First Citizens BancShares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.97%), 6.25%, 3/12/40(4)	$100	$99
First Horizon Corp.,
(Variable, U.S. SOFR + 1.77%), 5.51%, 3/7/31(4)	100	101
First-Citizens Bank & Trust Co.,
6.13%, 3/9/28	50	51
FNB Corp.,
(Variable, U.S. SOFR Compounded Index + 1.93%), 5.72%, 12/11/30(4)	50	50
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	395
Huntington Bancshares, Inc.,
(Variable, U.S. SOFR + 1.97%), 4.44%, 8/4/28(4)	500	499
(Variable, U.S. SOFR + 2.02%), 6.21%, 8/21/29(4)	500	515
(Variable, U.S. SOFR + 0.99%), 4.62%, 1/28/32(4)	400	393
Independent Bank Corp.,
(Variable, CME Term SOFR 3M + 3.53%), 7.25%, 4/1/35(4)	50	52
JPMorgan Chase & Co.,
4.25%, 10/1/27	299	299
(Variable, U.S. SOFR + 0.93%), 4.98%, 7/22/28(4)	250	251
(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28(4)	33	33
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 1/23/29(4)	1,090	1,072
(Variable, U.S. SOFR + 0.80%), 4.92%, 1/24/29(4)	990	995
(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 4/23/29(4)	34	34
(Variable, U.S. SOFR + 1.45%), 5.30%, 7/24/29(4)	800	810
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/5/29(4)	59	59
(Variable, U.S. SOFR + 1.31%), 5.01%, 1/23/30(4)	500	503
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30(4)	500	511
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 0.82%), 4.41%, 4/23/30(4)	$1,490	$1,477
(Variable, U.S. SOFR + 1.01%), 5.14%, 1/24/31(4)	1,500	1,517
(Variable, U.S. SOFR + 1.44%), 5.10%, 4/22/31(4) †	500	506
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 5/13/31(4)	545	509
(Variable, U.S. SOFR + 0.93%), 4.26%, 10/22/31(4)	500	489
(Variable, U.S. SOFR + 1.80%), 4.59%, 4/26/33(4)	300	295
(Variable, U.S. SOFR + 2.58%), 5.72%, 9/14/33(4)	500	516
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34(4)	1,000	1,070
(Variable, U.S. SOFR + 1.49%), 5.77%, 4/22/35(4)	1,000	1,040
(Variable, U.S. SOFR + 1.68%), 5.57%, 4/22/36(4)	600	617
(Variable, U.S. SOFR + 1.64%), 5.58%, 7/23/36(4) †	400	406
(Variable, U.S. SOFR + 1.19%), 4.81%, 10/22/36(4)	500	486
(Variable, U.S. SOFR + 1.07%), 4.90%, 1/22/37(4)	880	857
(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 4/22/41(4)	100	77
5.60%, 7/15/41	405	412
5.63%, 8/16/43	150	152
(Variable, U.S. SOFR + 1.55%), 5.53%, 11/29/45(4)	500	496
(Variable, CME Term SOFR 3M + 1.84%), 4.26%, 2/22/48(4)	114	94
(Variable, CME Term SOFR 3M + 1.72%), 4.03%, 7/24/48(4)	85	68
(Variable, CME Term SOFR 3M + 1.64%), 3.96%, 11/15/48(4)	400	315
(Variable, CME Term SOFR 3M + 1.48%), 3.90%, 1/23/49(4)	700	545
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51(4)	1,300	870
Keybank National Association,
5.00%, 1/26/33	500	495
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.26%), 6.08%, 3/13/32(4)	100	104
NORTHERN FUNDS QUARTERLY REPORT  17 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 1.61%), 5.39%, 1/16/36(4)	$300	$300
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	500	501
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR + 0.91%), 5.02%, 1/12/29(4)	700	704
Morgan Stanley Private Bank N.A.,
(Variable, U.S. SOFR + 0.77%), 4.47%, 7/6/28(4)	500	499
(Variable, U.S. SOFR + 1.08%), 4.73%, 7/18/31(4)	500	498
Pinnacle Bank,
5.63%, 2/15/28	250	253
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR + 1.84%), 5.58%, 6/12/29(4)	420	428
(Variable, U.S. SOFR + 1.20%), 5.49%, 5/14/30(4)	700	715
(Variable, U.S. SOFR + 1.26%), 4.81%, 10/21/32(4)	700	697
(Variable, U.S. SOFR + 1.93%), 5.07%, 1/24/34(4)	300	300
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34(4)	400	442
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%), 5.42%, 1/25/41(4)	600	589
Regions Financial Corp.,
(Variable, U.S. SOFR + 2.06%), 5.50%, 9/6/35(4)	300	304
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29(4)	300	308
(Variable, U.S. SOFR + 2.50%), 6.17%, 1/9/30(4) †	500	514
Truist Bank,
(Variable, U.S. SOFR + 0.66%), 4.14%, 1/27/29(4)	700	695
Truist Financial Corp.,
1.13%, 8/3/27	221	213
(Variable, U.S. SOFR + 1.44%), 4.87%, 1/26/29(4)	1,000	1,004
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29(4)	57	54
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 1.62%), 5.44%, 1/24/30(4) †	$800	$813
(Variable, U.S. SOFR + 1.09%), 4.68%, 4/23/32(4)	500	494
(Variable, U.S. SOFR + 1.92%), 5.71%, 1/24/35(4)	500	515
U.S. Bancorp,
3.90%, 4/26/28	402	398
(Variable, U.S. SOFR + 2.02%), 5.78%, 6/12/29(4)	500	510
1.38%, 7/22/30†	143	126
(Variable, U.S. SOFR + 0.87%), 4.48%, 1/26/32(4) †	500	493
(Variable, U.S. SOFR + 1.60%), 4.84%, 2/1/34(4)	500	493
(Variable, U.S. SOFR + 1.41%), 5.42%, 2/12/36(4) †	300	305
(Variable, U.S. SOFR + 1.10%), 5.03%, 1/26/37(4) †	300	296
Webster Financial Corp.,
4.10%, 3/25/29	30	29
Wells Fargo & Co.,
(Variable, U.S. SOFR + 1.37%), 4.97%, 4/23/29(4)	500	502
(Variable, U.S. SOFR + 1.74%), 5.57%, 7/25/29(4)	390	397
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30(4)	500	506
(Variable, U.S. SOFR + 1.11%), 5.24%, 1/24/31(4)	1,000	1,014
(Variable, U.S. SOFR + 0.97%), 4.84%, 5/20/32(4)	1,000	997
(Variable, U.S. SOFR + 2.10%), 4.90%, 7/25/33(4)	800	795
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34(4)	700	717
(Variable, U.S. SOFR + 2.06%), 6.49%, 10/23/34(4)	300	324
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35(4)	600	612
(Variable, U.S. SOFR + 1.74%), 5.61%, 4/23/36(4)	300	308
(Variable, U.S. SOFR + 1.10%), 4.96%, 1/23/37(4) †	1,620	1,582
(Variable, U.S. SOFR + 2.53%), 3.07%, 4/30/41(4)	100	76
FIXED INCOME FUNDS 18 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 2.4%continued
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 4/4/51(4)	$800	$717
(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53(4)	1,000	840
Wells Fargo Bank N.A.,
5.85%, 2/1/37	500	519
6.60%, 1/15/38	50	55
Wintrust Financial Corp.,
4.85%, 6/6/29	100	99
Zions Bancorp N.A.,
3.25%, 10/29/29	250	236
		72,279
Beverages – 0.3%
Brown-Forman Corp.,
4.50%, 7/15/45	200	171
Coca-Cola (The) Co.,
1.50%, 3/5/28	81	78
2.13%, 9/6/29	243	228
1.65%, 6/1/30	179	161
2.00%, 3/5/31	1,204	1,081
5.00%, 5/13/34	500	512
4.65%, 8/14/34†	500	500
4.20%, 3/25/50	300	248
Coca-Cola Consolidated, Inc.,
5.45%, 6/1/34	200	205
Constellation Brands, Inc.,
4.65%, 11/15/28	44	44
2.25%, 8/1/31	284	251
4.75%, 5/9/32	400	396
5.25%, 11/15/48	167	153
Keurig Dr. Pepper, Inc.,
5.05%, 3/15/29	500	504
4.05%, 4/15/32	200	190
4.42%, 12/15/46	300	241
Maple Parent Holdings Corp.,
5.70%, 3/26/36(3) †	300	304
Molson Coors Beverage Co.,
4.20%, 7/15/46	300	239
Pepsico Singapore Financing I Pte. Ltd.,
4.55%, 2/16/29	1,800	1,806
PepsiCo, Inc.,
2.75%, 3/19/30	483	455
1.63%, 5/1/30	77	69
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Beverages – 0.3%continued
1.95%, 10/21/31	$500	$440
5.00%, 2/7/35†	300	301
2.63%, 10/21/41	200	144
5.25%, 7/17/54	400	386
		9,107
Biotechnology & Pharmaceuticals – 1.2%
AbbVie, Inc.,
4.80%, 3/15/29	500	504
4.95%, 3/15/31	500	507
5.05%, 3/15/34	900	910
4.05%, 11/21/39	1,110	978
5.35%, 3/15/44	200	195
4.85%, 6/15/44	750	688
4.25%, 11/21/49	500	408
5.40%, 3/15/54	700	673
Amgen, Inc.,
5.15%, 3/2/28	500	505
2.00%, 1/15/32	1,000	864
5.15%, 11/15/41	126	120
5.60%, 3/2/43	1,000	994
3.38%, 2/21/50	400	283
5.65%, 3/2/53†	1,000	973
5.65%, 2/19/56	500	488
5.75%, 3/2/63	200	194
Biogen, Inc.,
2.25%, 5/1/30	40	37
3.15%, 5/1/50	400	260
3.25%, 2/15/51	200	132
Bristol-Myers Squibb Co.,
5.10%, 2/22/31	430	438
5.20%, 2/22/34	500	510
4.35%, 11/15/47	1,083	901
5.55%, 2/22/54†	700	684
5.65%, 2/22/64†	200	197
Eli Lilly & Co.,
4.90%, 2/12/32	1,000	1,014
4.55%, 10/15/32	800	795
4.60%, 8/14/34	500	494
5.55%, 10/15/55	250	250
5.60%, 5/20/56	500	502
4.95%, 2/27/63	100	89
5.60%, 2/12/65	500	496
5.65%, 10/15/65	250	250
NORTHERN FUNDS QUARTERLY REPORT  19 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Biotechnology & Pharmaceuticals – 1.2%continued
Gilead Sciences, Inc.,
1.20%, 10/1/27	$720	$693
5.25%, 10/15/33	1,000	1,028
2.60%, 10/1/40	100	73
4.80%, 4/1/44	185	169
4.50%, 2/1/45	150	131
4.75%, 3/1/46	168	150
4.15%, 3/1/47	60	49
2.80%, 10/1/50	500	316
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	300	298
5.38%, 4/15/34	150	155
6.38%, 5/15/38	274	302
Johnson & Johnson,
4.80%, 6/1/29	690	702
4.90%, 6/1/31	500	511
4.38%, 12/5/33†	332	329
5.95%, 8/15/37	32	35
2.10%, 9/1/40	460	322
3.70%, 3/1/46	600	479
5.25%, 6/1/54†	400	399
2.45%, 9/1/60	120	65
Merck & Co., Inc.,
1.90%, 12/10/28	279	263
3.40%, 3/7/29	389	379
2.15%, 12/10/31	688	607
4.50%, 5/17/33†	1,000	989
3.60%, 9/15/42	25	20
3.70%, 2/10/45	60	47
5.50%, 3/15/46	400	395
4.00%, 3/7/49	500	398
5.70%, 9/15/55	400	403
5.85%, 5/22/56	500	512
5.15%, 5/17/63	200	182
Mylan, Inc.,
4.55%, 4/15/28	171	170
5.40%, 11/29/43	400	353
Novartis Capital Corp.,
2.20%, 8/14/30	524	480
4.10%, 11/5/30	1,010	992
5.20%, 11/5/45	400	386
5.60%, 3/18/46†	500	505
4.70%, 9/18/54	300	264
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Biotechnology & Pharmaceuticals – 1.2%continued
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 5/19/28	$520	$520
4.75%, 5/19/33	700	693
5.11%, 5/19/43	560	531
5.30%, 5/19/53	1,010	952
Pfizer, Inc.,
3.45%, 3/15/29	204	199
2.63%, 4/1/30	500	467
7.20%, 3/15/39	311	364
2.55%, 5/28/40	130	94
5.60%, 9/15/40	194	199
4.30%, 6/15/43	100	86
4.13%, 12/15/46	262	215
5.70%, 11/15/65	400	392
Pharmacia LLC,
6.60%, 12/1/28	125	131
Regeneron Pharmaceuticals, Inc.,
1.75%, 9/15/30	300	265
Royalty Pharma PLC,
3.55%, 9/2/50	300	210
5.90%, 9/2/54	100	99
5.95%, 9/25/55	250	249
Sanofi S.A.,
3.63%, 6/19/28	250	247
Takeda U.S. Financing, Inc.,
5.90%, 7/7/55†	250	252
Viatris, Inc.,
4.00%, 6/22/50	500	343
Wyeth LLC,
5.95%, 4/1/37	625	664
Zoetis, Inc.,
3.95%, 9/12/47	250	195
4.45%, 8/20/48	40	33
		37,284
Cable & Satellite – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.10%, 6/1/29	500	512
6.55%, 6/1/34	500	510
5.85%, 12/1/35	900	871
5.75%, 4/1/48	520	438
4.80%, 3/1/50	300	224
FIXED INCOME FUNDS 20 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Cable & Satellite – 0.4%continued
3.90%, 6/1/52†	$800	$510
3.95%, 6/30/62	240	142
5.50%, 4/1/63†	600	460
Comcast Corp.,
3.40%, 4/1/30†	1,370	1,309
4.95%, 5/15/32	200	201
4.25%, 1/15/33	400	381
7.05%, 3/15/33	140	156
4.80%, 5/15/33	500	492
3.75%, 4/1/40	1,000	799
3.45%, 2/1/50	300	193
2.80%, 1/15/51	700	390
2.89%, 11/1/51	100	57
5.35%, 5/15/53†	700	604
6.05%, 5/15/55†	600	574
2.99%, 11/1/63	500	260
5.50%, 5/15/64†	550	470
Space Exploration Technologies Corp.,
5.65%, 7/15/33(3)	2,000	1,988
6.60%, 7/15/46(3)	500	486
Time Warner Cable LLC,
7.30%, 7/1/38	600	617
		12,644
Capital Goods – 0.0%
Ferguson Enterprises, Inc.,
5.00%, 10/3/34	100	99
Chemicals – 0.2%
Air Products and Chemicals, Inc.,
4.30%, 6/11/28	250	250
2.80%, 5/15/50	300	190
Avery Dennison Corp.,
2.65%, 4/30/30	200	185
Cabot Corp.,
5.00%, 6/30/32	70	70
Dow Chemical (The) Co.,
4.80%, 1/15/31	250	246
4.25%, 10/1/34	470	427
9.40%, 5/15/39	174	226
5.25%, 11/15/41	200	180
5.55%, 11/30/48	200	177
5.95%, 3/15/55	250	232
DuPont de Nemours, Inc.,
4.73%, 11/15/28(3)	208	208
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Chemicals – 0.2%continued
5.42%, 11/15/48	$64	$60
Eastman Chemical Co.,
4.80%, 9/1/42	200	178
Ecolab, Inc.,
4.30%, 6/15/28	1,130	1,127
2.75%, 8/18/55	10	6
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	41	36
Linde, Inc.,
2.00%, 8/10/50	200	107
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	55
LYB International Finance B.V.,
5.25%, 7/15/43	565	498
LYB International Finance III LLC,
3.38%, 10/1/40	500	366
4.20%, 5/1/50	35	26
Mosaic (The) Co.,
5.45%, 11/15/33†	250	253
NewMarket Corp.,
2.70%, 3/18/31	100	91
PPG Industries, Inc.,
2.55%, 6/15/30	100	93
Sherwin-Williams (The) Co.,
4.30%, 8/15/28	250	249
2.95%, 8/15/29	167	159
2.30%, 5/15/30	153	140
4.50%, 8/15/30	250	248
2.20%, 3/15/32	325	284
4.55%, 8/1/45	30	26
Westlake Corp.,
3.38%, 6/15/30	249	236
6.38%, 11/15/55	300	296
		6,925
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.,
1.70%, 5/15/28	300	286
5.00%, 5/7/36	500	496
Block Financial LLC,
3.88%, 8/15/30†	200	190
Cintas Corp. No. 2,
4.00%, 5/1/32	150	145
NORTHERN FUNDS QUARTERLY REPORT  21 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Commercial Support Services – 0.1%continued
Mobility Global, Inc.,
5.45%, 6/15/31(3)	$300	$303
Paychex, Inc.,
5.35%, 4/15/32	400	405
Republic Services, Inc.,
3.38%, 11/15/27	296	293
3.95%, 5/15/28	432	428
2.30%, 3/1/30	118	109
5.00%, 12/15/33	300	303
5.00%, 7/15/36	500	496
Waste Connections, Inc.,
2.95%, 1/15/52†	300	193
Waste Management, Inc.,
4.95%, 7/3/27	400	403
4.15%, 7/15/49	200	163
2.50%, 11/15/50	500	299
		4,512
Construction Materials – 0.1%
Amrize Finance U.S. LLC,
5.40%, 4/7/35	200	203
Carlisle Cos., Inc.,
2.75%, 3/1/30	300	280
CRH America Finance, Inc.,
5.50%, 1/9/35	200	203
5.00%, 2/9/36	250	245
5.60%, 2/9/56	250	244
CRH SMW Finance DAC,
5.20%, 5/21/29	200	203
Eagle Materials, Inc.,
2.50%, 7/1/31	100	89
Martin Marietta Materials, Inc.,
5.50%, 12/1/54	200	191
Owens Corning,
3.88%, 6/1/30	500	484
Vulcan Materials Co.,
3.50%, 6/1/30	200	191
5.35%, 12/1/34	300	305
		2,638
Consumer Non-Cyclical – 0.0%
Solventum Corp.,
5.90%, 4/30/54	293	290
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Consumer Services – 0.1%
California Endowment (The),
2.50%, 4/1/51	$100	$60
California Institute of Technology,
4.70%, 11/1/11(5)	110	90
Duke University,
2.68%, 10/1/44	200	147
Emory University,
2.97%, 9/1/50	500	325
Johns Hopkins University (The),
4.08%, 7/1/53	100	80
Massachusetts Institute of Technology,
5.60%, 7/1/11(5)	190	188
4.68%, 7/1/14(6)	15	12
3.89%, 7/1/16(7)	300	202
Nature Conservancy (The),
3.96%, 3/1/52	50	39
Northwestern University,
4.64%, 12/1/44	50	47
President and Fellows of Harvard College,
2.52%, 10/15/50	300	183
Rockefeller Foundation (The),
2.49%, 10/1/50	710	430
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12(8)	100	82
University of Southern California,
2.81%, 10/1/50	500	319
		2,204
Containers & Packaging – 0.1%
Amcor Flexibles North America, Inc.,
5.10%, 3/17/30	200	202
AptarGroup, Inc.,
3.60%, 3/15/32	150	139
Berry Global, Inc.,
5.80%, 6/15/31	300	311
International Paper Co.,
6.00%, 11/15/41	350	353
Packaging Corp. of America,
3.05%, 10/1/51	200	129
Sonoco Products Co.,
2.85%, 2/1/32†	300	270
FIXED INCOME FUNDS 22 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Containers & Packaging – 0.1%continued
WestRock MWV LLC,
7.95%, 2/15/31	$100	$112
		1,516
Diversified Industrials – 0.0%
3M Co.,
3.05%, 4/15/30	1,000	945
3.70%, 4/15/50	200	149
Dover Corp.,
2.95%, 11/4/29	10	10
Illinois Tool Works, Inc.,
3.90%, 9/1/42	100	83
Parker-Hannifin Corp.,
4.45%, 11/21/44	300	264
		1,451
E-Commerce Discretionary – 0.3%
Amazon.com, Inc.,
1.65%, 5/12/28	533	508
4.00%, 3/13/29	790	782
4.65%, 12/1/29	500	503
4.55%, 3/13/33	500	492
4.88%, 3/13/36	650	640
3.88%, 8/22/37	250	224
2.88%, 5/12/41	600	444
4.95%, 12/5/44	156	146
5.65%, 3/13/46	1,030	1,020
2.50%, 6/3/50	200	116
3.10%, 5/12/51	800	520
5.45%, 11/20/55	1,000	945
5.80%, 3/13/56	750	745
4.25%, 8/22/57	400	310
eBay, Inc.,
2.60%, 5/10/31	167	150
4.00%, 7/15/42	235	187
		7,732
Electric & Gas Marketing & Trading – 0.1%
Evergy Metro, Inc.,
5.30%, 10/1/41	50	49
4.20%, 3/15/48	300	241
Jersey Central Power & Light Co.,
5.15%, 1/15/36	1,300	1,293
		1,583
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 2.4%
AEP Texas, Inc.,
5.20%, 4/15/36	$500	$493
4.15%, 5/1/49	200	153
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	161
3.65%, 4/1/50	100	74
AES (The) Corp.,
5.45%, 6/1/28	350	354
Alabama Power Co.,
4.30%, 7/15/48	300	245
Alliant Energy Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 5.75%, 4/1/56(4)	500	494
Ameren Corp.,
5.00%, 5/15/36	500	488
Ameren Illinois Co.,
3.85%, 9/1/32†	500	475
3.25%, 3/15/50	300	205
American Electric Power Co., Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54(4)	1,000	1,040
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.13%), 5.80%, 3/15/56(4)	500	497
Appalachian Power Co.,
7.00%, 4/1/38	75	84
Appalachian Power Recovery Funding LLC,
4.96%, 10/1/35	100	100
5.37%, 4/1/42	100	102
5.84%, 4/1/46	100	102
Arizona Public Service Co.,
4.50%, 4/1/42	230	200
4.20%, 8/15/48	100	80
4.25%, 3/1/49	200	157
Avangrid, Inc.,
3.80%, 6/1/29	200	195
Avista Corp.,
4.00%, 4/1/52	100	76
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	475	356
5.40%, 6/1/53	200	190
NORTHERN FUNDS QUARTERLY REPORT  23 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 2.4%continued
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	$300	$283
4.45%, 1/15/49	200	164
4.25%, 10/15/50	200	160
Black Hills Corp.,
2.50%, 6/15/30	500	457
CenterPoint Energy Houston Electric LLC,
3.55%, 8/1/42	40	32
2.90%, 7/1/50	400	257
CenterPoint Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.22%), 5.95%, 4/1/56(4) †	500	500
Cleco Corporate Holdings LLC,
4.97%, 5/1/46	100	85
CMS Energy Corp.,
3.45%, 8/15/27	500	494
4.88%, 3/1/44†	500	444
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 6/1/55(4)	250	256
Commonwealth Edison Co.,
5.30%, 6/1/34	300	307
6.45%, 1/15/38	200	220
4.60%, 8/15/43	100	88
5.95%, 6/1/55	380	387
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	199
5.25%, 1/15/53	500	470
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	1,000	956
5.38%, 5/15/34	300	307
5.85%, 3/15/36	100	105
6.75%, 4/1/38	100	112
5.50%, 12/1/39†	85	85
3.95%, 3/1/43	120	97
4.45%, 3/15/44	100	86
3.85%, 6/15/46	100	77
4.65%, 12/1/48	100	85
3.95%, 4/1/50	200	156
6.15%, 11/15/52	500	520
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 2.4%continued
Constellation Energy Generation LLC,
4.40%, 1/15/31	$750	$737
5.75%, 10/1/41	430	431
5.88%, 1/15/66	200	195
Consumers 2023 Securitization Funding LLC,
5.21%, 9/1/30	50	51
Consumers Energy Co.,
4.50%, 1/15/31	250	248
Cumberland Combined Cycle Generation LLC,
5.82%, 5/15/56	300	307
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	282
5.10%, 6/1/65	50	45
Dominion Energy, Inc.,
4.25%, 6/1/28	500	497
5.25%, 8/1/33	250	252
5.95%, 6/15/35	500	525
7.00%, 6/15/38	20	23
4.90%, 8/1/41	35	32
4.05%, 9/15/42	100	82
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.51%), 7.00%, 6/1/54(4)	500	529
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 5/15/55(4)	250	258
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.26%), 6.00%, 2/15/56(4)	500	502
DTE Electric Co.,
5.25%, 5/15/35	200	202
4.85%, 3/1/36	500	489
4.05%, 5/15/48	300	239
5.85%, 5/15/55	200	202
DTE Electric Securitization Funding II LLC,
6.09%, 9/1/37†	30	32
DTE Energy Co.,
4.95%, 7/1/27	1,190	1,196
5.20%, 4/1/30	250	254
Duke Energy Carolinas LLC,
4.85%, 3/15/30	500	505
6.45%, 10/15/32	106	114
FIXED INCOME FUNDS 24 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 2.4%continued
6.10%, 6/1/37	$150	$159
3.75%, 6/1/45	350	271
Duke Energy Carolinas Nc Storm Funding II LLC,
5.07%, 1/1/46	50	48
Duke Energy Carolinas SC Storm Funding LLC,
4.90%, 3/1/46	100	98
Duke Energy Corp.,
2.55%, 6/15/31	420	379
4.50%, 8/15/32	551	540
4.95%, 9/15/35	250	245
3.75%, 9/1/46	120	90
5.80%, 6/15/54	200	195
Duke Energy Florida LLC,
6.35%, 9/15/37	340	369
3.40%, 10/1/46	290	210
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	531
6.35%, 8/15/38	25	27
4.90%, 7/15/43	500	460
2.75%, 4/1/50	400	246
Duke Energy Ohio, Inc.,
5.55%, 3/15/54	400	386
Duke Energy Progress LLC,
2.50%, 8/15/50	600	348
5.55%, 3/15/55	300	291
Duke Energy Progress NC Storm Funding LLC,
2.39%, 7/1/37	50	43
Edison International,
6.25%, 3/15/30	250	257
Entergy Arkansas LLC,
5.75%, 6/1/54	300	300
Entergy Corp.,
3.75%, 6/15/50	300	218
Entergy Louisiana LLC,
3.05%, 6/1/31	950	878
3.10%, 6/15/41	300	227
4.75%, 9/15/52	300	258
Entergy Texas, Inc.,
5.20%, 6/15/36	500	497
Evergy Kansas Central, Inc.,
5.25%, 3/15/35	200	201
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 2.4%continued
Eversource Energy,
5.45%, 3/1/28	$390	$394
1.65%, 8/15/30†	165	146
3.45%, 1/15/50	300	209
Exelon Corp.,
5.13%, 3/15/31	500	507
5.63%, 6/15/35	75	77
4.70%, 4/15/50	100	84
4.10%, 3/15/52	550	421
5.88%, 3/15/55	200	198
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.98%), 6.50%, 3/15/55(4)	500	513
FirstEnergy Corp.,
3.40%, 3/1/50	300	204
Florida Power & Light Co.,
5.65%, 2/1/37	335	350
5.95%, 2/1/38	150	159
5.96%, 4/1/39	250	264
3.99%, 3/1/49	200	157
5.60%, 6/15/54	300	294
5.80%, 3/15/65	300	298
Georgia Power Co.,
4.65%, 5/16/28	100	100
4.00%, 10/1/28†	1,190	1,178
4.85%, 3/15/31	300	302
5.20%, 3/15/35	300	304
Idaho Power Co.,
5.50%, 3/15/53	100	97
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	211
5.63%, 4/1/53	500	491
Interstate Power and Light Co.,
3.10%, 11/30/51	300	192
ITC Holdings Corp.,
3.35%, 11/15/27	200	197
Johnsonville Aeroderivative Combustion Turbine Generation LLC,
5.08%, 10/1/54	510	481
MidAmerican Energy Co.,
3.65%, 8/1/48	300	222
National Grid U.S.A.,
5.80%, 4/1/35	50	52
NORTHERN FUNDS QUARTERLY REPORT  25 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 2.4%continued
National Rural Utilities Cooperative Finance Corp.,
8.00%, 3/1/32	$50	$58
5.00%, 8/15/34	600	600
4.30%, 3/15/49†	125	104
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.53%), 7.13%, 9/15/53(4)	400	415
Nevada Power Co.,
6.65%, 4/1/36	100	110
3.13%, 8/1/50	1,000	658
5.90%, 5/1/53	400	401
6.00%, 3/15/54	200	203
NextEra Energy Capital Holdings, Inc.,
4.63%, 7/15/27	820	821
4.69%, 9/1/27	250	251
4.85%, 2/4/28	250	251
5.05%, 3/15/30	250	253
2.25%, 6/1/30	400	365
2.44%, 1/15/32	439	387
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 6/15/54(4)	500	521
5.90%, 3/15/55	200	198
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 8/15/55(4)	500	509
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.98%), 6.50%, 8/15/55(4)	250	257
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.84%), 6.00%, 10/1/56(4)	1,000	1,000
Northern States Power Co.,
5.65%, 6/15/54	400	395
Oglethorpe Power Corp.,
4.50%, 4/1/47	300	248
Ohio Power Co.,
5.65%, 6/1/34	300	310
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	161
Oncor Electric Delivery Co. LLC,
4.15%, 6/1/32	200	194
7.50%, 9/1/38	145	172
4.10%, 11/15/48	300	237
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 2.4%continued
3.70%, 5/15/50	$300	$219
4.60%, 6/1/52	300	253
Pacific Gas and Electric Co.,
5.55%, 5/15/29	500	510
4.55%, 7/1/30	1,509	1,486
5.90%, 6/15/32	800	827
5.05%, 10/15/32	250	248
5.70%, 3/1/35	800	808
5.20%, 5/1/36	500	486
4.50%, 7/1/40	500	430
4.20%, 6/1/41	400	328
4.95%, 7/1/50	300	250
PacifiCorp,
4.25%, 3/15/29	770	760
5.30%, 2/15/31	400	406
6.10%, 8/1/36	200	208
6.25%, 10/15/37	275	288
4.13%, 1/15/49	50	38
5.80%, 1/15/55	100	95
PECO Energy Co.,
3.90%, 3/1/48	610	473
PG&E Energy Recovery Funding LLC,
2.82%, 7/15/46	50	37
PG&E Recovery Funding LLC,
5.05%, 7/15/32	18	18
4.84%, 6/1/33	82	82
5.26%, 1/15/38	25	25
5.54%, 7/15/47	50	49
PG&E Wildfire Recovery Funding LLC,
3.59%, 6/1/30	10	10
4.02%, 6/1/31	50	48
4.72%, 6/1/37	100	98
4.45%, 12/1/47	135	117
5.21%, 12/1/47	100	95
4.67%, 12/1/51	100	87
5.10%, 6/1/52	75	69
PPL Capital Funding, Inc.,
5.25%, 9/1/34	350	352
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	297
4.15%, 6/15/48	300	242
5.75%, 5/15/56	300	300
FIXED INCOME FUNDS 26 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 2.4%continued
Public Service Co. of Colorado,
4.15%, 3/13/29	$650	$644
4.10%, 6/15/48	300	239
Public Service Electric and Gas Co.,
3.95%, 5/1/42	50	42
3.65%, 9/1/42	30	24
4.05%, 5/1/48	300	239
2.05%, 8/1/50	300	160
5.50%, 3/1/55	150	145
5.63%, 1/1/56	100	99
Public Service Enterprise Group, Inc.,
5.20%, 4/1/29	600	608
4.90%, 3/15/30	700	706
Puget Sound Energy, Inc.,
5.33%, 6/15/34	500	510
6.27%, 3/15/37	75	80
5.64%, 4/15/41	340	338
San Diego Gas & Electric Co.,
4.50%, 8/15/40	150	135
5.35%, 4/1/53	300	280
SCE Recovery Funding LLC,
5.34%, 3/15/45	200	197
5.11%, 12/15/47	100	93
5.54%, 9/15/50	50	49
Sempra,
6.00%, 10/15/39	250	256
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.40%, 10/1/54(4)	500	503
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.38%, 4/1/56(4)	500	505
Southern (The) Co.,
4.85%, 3/15/35	400	391
4.40%, 7/1/46	1,000	836
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.07%), 6.38%, 3/15/55(4)	250	257
Southern California Edison Co.,
6.00%, 1/15/34	100	104
5.35%, 7/15/35	400	394
5.55%, 1/15/37	275	274
5.95%, 2/1/38	710	721
6.05%, 3/15/39	50	51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 2.4%continued
5.50%, 3/15/40	$150	$144
3.90%, 3/15/43	150	115
4.13%, 3/1/48	90	68
2.95%, 2/1/51	300	181
Southwestern Electric Power Co.,
4.10%, 9/15/28	250	247
3.90%, 4/1/45	170	131
Southwestern Public Service Co.,
3.15%, 5/1/50	400	263
6.00%, 6/1/54	300	303
Tampa Electric Co.,
4.10%, 6/15/42	50	42
4.30%, 6/15/48	100	83
Tucson Electric Power Co.,
5.50%, 4/15/53	200	191
Union Electric Co.,
3.90%, 9/15/42†	50	41
4.00%, 4/1/48	250	197
5.25%, 1/15/54	250	232
Virginia Electric and Power Co.,
4.90%, 9/15/35	250	245
6.00%, 5/15/37	15	16
6.35%, 11/30/37	40	43
8.88%, 11/15/38	100	131
4.65%, 8/15/43	150	133
4.45%, 2/15/44	75	65
3.80%, 9/15/47	125	95
5.35%, 1/15/54	300	281
5.65%, 3/15/55	200	196
5.70%, 3/15/56	230	226
Virginia Power Fuel Securitization LLC,
4.88%, 5/1/31	100	101
Vistra Operations Co. LLC,
5.55%, 4/30/36(3)	500	497
Wisconsin Electric Power Co.,
4.30%, 10/15/48	100	82
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	90
3.30%, 9/1/49	150	103
Xcel Energy, Inc.,
4.60%, 6/1/32	1,000	982
NORTHERN FUNDS QUARTERLY REPORT  27 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 2.4%continued
5.60%, 4/15/35	$200	$204
6.50%, 7/1/36	100	108
		71,647
Electrical Equipment – 0.2%
ABB Finance U.S.A., Inc.,
3.80%, 4/3/28†	200	198
Allegion U.S. Holding Co., Inc.,
5.60%, 5/29/34	200	204
Amphenol Corp.,
2.20%, 9/15/31	200	177
5.00%, 1/15/35	300	300
4.63%, 2/15/36	800	772
Carrier Global Corp.,
2.72%, 2/15/30	1,000	935
6.20%, 3/15/54†	75	81
Emerson Electric Co.,
2.80%, 12/21/51	300	189
Fortive Corp.,
4.30%, 6/15/46	105	86
GE Vernova, Inc.,
5.50%, 2/4/56	220	214
Honeywell International, Inc.,
2.70%, 8/15/29	137	130
3.81%, 11/21/47	425	329
Hubbell, Inc.,
2.30%, 3/15/31	150	135
Johnson Controls International PLC,
4.95%, 7/2/64	110	96
Keysight Technologies, Inc.,
3.00%, 10/30/29	200	190
Lennox International, Inc.,
5.50%, 9/15/28	200	203
Otis Worldwide Corp.,
5.13%, 9/4/35	250	249
3.36%, 2/15/50	200	140
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	83
Trane Technologies Financing Ltd.,
4.65%, 11/1/44	35	31
Trane Technologies Holdco, Inc.,
5.75%, 6/15/43	150	154
Trimble, Inc.,
6.10%, 3/15/33	200	209
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electrical Equipment – 0.2%continued
Vertiv Holdings Co.,
4.85%, 3/15/36	$300	$291
Vontier Corp.,
2.95%, 4/1/31	200	181
		5,577
Engineering & Construction – 0.0%
MasTec, Inc.,
5.90%, 6/15/29	100	103
Quanta Services, Inc.,
5.25%, 8/9/34	200	202
		305
Entertainment Content – 0.2%
Electronic Arts, Inc.,
1.85%, 2/15/31	300	281
Fox Corp.,
5.58%, 1/25/49†	490	454
Netflix, Inc.,
6.38%, 5/15/29	600	630
5.40%, 8/15/54†	200	192
Take-Two Interactive Software, Inc.,
4.95%, 3/28/28	400	402
TWDC Enterprises 18 Corp.,
4.13%, 12/1/41	105	90
Walt Disney (The) Co.,
4.00%, 3/14/31	1,610	1,573
6.40%, 12/15/35	31	34
4.95%, 10/15/45	800	732
4.70%, 3/23/50	300	263
3.60%, 1/13/51	300	219
		4,870
Food – 0.3%
Campbell's (The) Co.,
4.80%, 3/15/48	240	197
3.13%, 4/24/50	350	216
Conagra Brands, Inc.,
1.38%, 11/1/27	85	81
7.00%, 10/1/28	200	209
4.85%, 11/1/28	100	100
5.30%, 11/1/38	200	190
Flowers Foods, Inc.,
6.20%, 3/15/55	200	171
FIXED INCOME FUNDS 28 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Food – 0.3%continued
General Mills, Inc.,
2.88%, 4/15/30	$218	$204
2.25%, 10/14/31	432	381
Hershey (The) Co.,
4.25%, 5/4/28	200	200
4.95%, 2/24/32	200	203
Hormel Foods Corp.,
1.70%, 6/3/28	500	475
3.05%, 6/3/51	100	65
J.M. Smucker (The) Co.,
4.38%, 3/15/45	250	211
6.50%, 11/15/53†	100	109
JBS N.V./JBS U.S.A. Foods Group Holdings Inc./JBS U.S.A. Food Co. Holdings,
3.63%, 1/15/32	400	370
5.50%, 1/15/36	800	799
7.25%, 11/15/53	400	438
Kellanova,
5.75%, 5/16/54	200	198
Kraft Heinz Foods Co.,
5.20%, 3/15/32	300	304
4.88%, 10/1/49	800	671
McCormick & Co., Inc.,
4.15%, 2/15/29	900	890
4.95%, 4/15/33	200	199
Mondelez International, Inc.,
4.25%, 5/6/28	600	598
3.00%, 3/17/32	500	454
Pilgrim's Pride Corp.,
6.88%, 5/15/34	350	378
Tyson Foods, Inc.,
5.10%, 9/28/48	300	270
		8,581
Forestry, Paper & Wood Products – 0.0%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	548
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
2.95%, 9/1/27	1,000	984
6.59%, 10/15/37	105	117
4.30%, 12/1/42	75	65
3.45%, 5/1/50	12	8
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Gas & Water Utilities – 0.2%continued
3.25%, 6/1/51	$58	$39
5.45%, 3/1/54	300	287
Atmos Energy Corp.,
4.13%, 10/15/44	75	63
4.13%, 3/15/49	300	240
6.20%, 11/15/53	200	213
CenterPoint Energy Resources Corp.,
5.25%, 3/1/28	500	507
5.85%, 1/15/41	50	51
Essential Utilities, Inc.,
4.80%, 8/15/27	600	602
National Fuel Gas Co.,
5.95%, 3/15/35	200	206
NiSource, Inc.,
1.70%, 2/15/31	500	436
5.35%, 7/15/35†	300	303
4.80%, 2/15/44	580	514
5.85%, 4/1/55	100	99
Northwest Natural Holding Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 7.00%, 9/15/55(4)	250	259
ONE Gas, Inc.,
4.25%, 9/1/32	150	146
Piedmont Natural Gas Co., Inc.,
5.05%, 5/15/52	200	179
Southern California Gas Co.,
5.45%, 6/15/35	300	307
3.75%, 9/15/42	250	198
4.30%, 1/15/49	125	101
5.60%, 4/1/54	150	144
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	300	308
Southwest Gas Corp.,
3.80%, 9/29/46	50	38
Spire Missouri, Inc.,
3.30%, 6/1/51	100	68
Washington Gas Light Co.,
3.65%, 9/15/49	100	72
		6,554
Health Care Facilities & Services – 1.0%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	176
NORTHERN FUNDS QUARTERLY REPORT  29 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Health Care Facilities & Services – 1.0%continued
Aetna, Inc.,
6.63%, 6/15/36	$40	$44
6.75%, 12/15/37	150	163
AHS Hospital Corp.,
5.02%, 7/1/45	100	93
Ascension Health,
2.53%, 11/15/29	750	703
Cardinal Health, Inc.,
4.50%, 9/15/30	250	248
5.35%, 11/15/34	200	202
4.50%, 11/15/44	200	169
Cencora, Inc.,
4.85%, 12/15/29	150	151
5.13%, 2/15/34	150	151
4.90%, 2/13/36	100	97
4.25%, 3/1/45	60	50
4.30%, 12/15/47	100	83
Cigna Group (The),
4.38%, 10/15/28†	1,150	1,145
4.50%, 9/15/30†	450	447
4.88%, 9/15/32	300	299
4.80%, 7/15/46	880	774
5.60%, 2/15/54	200	194
6.00%, 1/15/56	300	306
CommonSpirit Health,
4.35%, 9/1/30	250	244
4.98%, 9/1/35	250	243
3.82%, 10/1/49	200	149
CVS Health Corp.,
1.30%, 8/21/27	39	38
4.30%, 3/25/28	234	233
3.25%, 8/15/29	191	183
3.75%, 4/1/30	386	373
5.00%, 9/15/32†	300	301
5.70%, 6/1/34†	250	258
5.45%, 9/15/35	600	608
5.30%, 12/5/43	150	140
5.13%, 7/20/45	1,286	1,165
5.05%, 3/25/48	319	282
6.05%, 6/1/54	200	200
6.00%, 6/1/63	400	391
Dignity Health,
5.27%, 11/1/64	200	180
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Health Care Facilities & Services – 1.0%continued
Elevance Health, Inc.,
4.10%, 3/1/28	$245	$243
4.00%, 9/15/28	1,190	1,176
4.60%, 9/15/32	250	245
6.38%, 6/15/37	500	539
4.63%, 5/15/42	325	289
3.60%, 3/15/51	100	71
5.65%, 6/15/54	300	288
5.70%, 2/15/55	300	292
5.70%, 9/15/55	250	243
HCA, Inc.,
5.00%, 3/1/28	450	452
5.25%, 3/1/30	300	304
5.50%, 6/1/33	500	511
5.75%, 3/1/35	300	309
4.90%, 11/15/35	500	484
5.13%, 6/15/39	200	191
5.50%, 6/15/47	330	307
5.25%, 6/15/49	50	45
6.00%, 4/1/54	300	296
5.95%, 9/15/54	100	98
6.20%, 3/1/55	200	204
6.10%, 4/1/64†	200	199
Humana, Inc.,
5.75%, 12/1/28	500	511
3.13%, 8/15/29	85	81
5.38%, 4/15/31	300	304
5.50%, 3/15/53	300	272
6.00%, 5/1/55†	250	242
Icon Investments Six DAC,
5.85%, 5/8/29†	250	255
IQVIA, Inc.,
6.25%, 2/1/29	250	258
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	347
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	268
McKesson Corp.,
4.65%, 5/30/30	500	500
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	80
Novant Health, Inc.,
3.32%, 11/1/61†	120	75
FIXED INCOME FUNDS 30 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Health Care Facilities & Services – 1.0%continued
NYU Langone Hospitals,
4.37%, 7/1/47	$200	$172
Providence St. Joseph Health Obligated Group,
5.37%, 10/1/32	250	255
Quest Diagnostics, Inc.,
4.20%, 6/30/29	59	58
6.40%, 11/30/33	200	216
Sutter Health,
4.09%, 8/15/48	500	401
UnitedHealth Group, Inc.,
3.88%, 12/15/28	218	215
4.25%, 1/15/29	500	497
4.00%, 5/15/29	600	592
4.80%, 1/15/30	1,000	1,008
2.00%, 5/15/30	216	197
4.65%, 1/15/31	300	300
2.30%, 5/15/31†	200	179
5.15%, 7/15/34	300	303
6.63%, 11/15/37	640	717
6.88%, 2/15/38	170	194
3.05%, 5/15/41	330	249
4.38%, 3/15/42	219	191
4.75%, 7/15/45	281	250
2.90%, 5/15/50	400	255
5.05%, 4/15/53	300	270
5.95%, 6/15/55	250	258
5.50%, 4/15/64	100	94
5.75%, 7/15/64	1,100	1,074
Universal Health Services, Inc.,
4.63%, 10/15/29	250	247
5.05%, 10/15/34	250	239
		28,893
Home & Office Products – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	500	490
Home Construction – 0.1%
D.R. Horton, Inc.,
5.50%, 10/15/35†	200	204
Fortune Brands Innovations, Inc.,
4.50%, 3/25/52	50	41
Lennar Corp.,
4.75%, 11/29/27	200	200
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Home Construction – 0.1%continued
Masco Corp.,
1.50%, 2/15/28	$500	$476
Meritage Homes Corp.,
5.65%, 3/15/35†	100	101
Mohawk Industries, Inc.,
5.85%, 9/18/28	100	102
NVR, Inc.,
3.00%, 5/15/30	100	94
Sekisui House U.S., Inc.,
2.50%, 1/15/31	200	176
Toll Brothers Finance Corp.,
3.80%, 11/1/29	150	146
		1,540
Household Products – 0.1%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	79
Colgate-Palmolive Co.,
4.60%, 3/1/33†	200	201
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	106
4.38%, 6/15/45	150	125
4.15%, 3/15/47	70	56
5.15%, 5/15/53	100	90
Haleon U.S. Capital LLC,
3.63%, 3/24/32	600	562
Kenvue, Inc.,
4.90%, 3/22/33	200	201
5.10%, 3/22/43	200	191
5.05%, 3/22/53	200	182
Kimberly-Clark Corp.,
2.00%, 11/2/31	200	176
6.63%, 8/1/37	350	397
3.20%, 7/30/46	25	18
2.88%, 2/7/50	200	130
Procter & Gamble (The) Co.,
3.00%, 3/25/30	794	756
1.20%, 10/29/30	300	263
2.30%, 2/1/32	200	180
3.55%, 3/25/40	200	171
		3,884
Industrial Intermediate Products – 0.0%
Timken (The) Co.,
4.13%, 4/1/32	100	95
NORTHERN FUNDS QUARTERLY REPORT  31 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Industrial Support Services – 0.0%
WW Grainger, Inc.,
4.60%, 6/15/45	$100	$89
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp.,
(Variable, U.S. SOFR + 0.63%), 4.03%, 1/22/30(4)	730	720
(Variable, U.S. SOFR + 1.09%), 4.98%, 3/14/30(4)	500	504
(Variable, U.S. SOFR + 1.23%), 5.06%, 7/22/32(4)	250	253
(Variable, U.S. SOFR + 1.51%), 4.71%, 2/1/34(4)	500	492
(Variable, U.S. SOFR + 1.25%), 5.23%, 11/20/35(4)	500	507
BGC Group, Inc.,
6.60%, 6/10/29	100	103
Cboe Global Markets, Inc.,
3.00%, 3/16/32	100	91
CME Group, Inc.,
3.75%, 6/15/28	300	297
4.40%, 3/15/30	610	607
5.30%, 9/15/43	45	44
Goldman Sachs Group (The), Inc.,
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 4/23/29(4)	70	69
(Variable, U.S. SOFR + 0.90%), 4.15%, 10/21/29(4)	500	493
(Variable, U.S. SOFR + 0.99%), 4.59%, 4/20/30(4)	1,200	1,193
(Variable, U.S. SOFR + 1.08%), 5.21%, 1/28/31(4)	1,000	1,011
(Variable, U.S. SOFR + 1.06%), 4.37%, 10/21/31(4)	500	489
(Variable, U.S. SOFR + 0.96%), 4.52%, 1/21/32(4)	640	628
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32(4)	1,500	1,319
(Variable, U.S. SOFR + 1.95%), 6.56%, 10/24/34(4)	400	433
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35(4)	700	726
(Variable, U.S. SOFR + 1.38%), 5.54%, 1/28/36(4)	400	406
(Variable, U.S. SOFR + 1.33%), 4.94%, 10/21/36(4)	500	486
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Institutional Financial Services – 1.1%continued
(Variable, U.S. SOFR + 1.19%), 5.07%, 1/21/37(4)	$610	$596
(Variable, CME Term SOFR 3M + 1.69%), 4.41%, 4/23/39(4)	500	452
6.25%, 2/1/41	192	204
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42(4)	808	610
(Variable, U.S. SOFR + 1.63%), 3.44%, 2/24/43(4)	400	306
4.80%, 7/8/44	350	314
(Variable, U.S. SOFR + 1.58%), 5.56%, 11/19/45(4)	500	486
(Variable, U.S. SOFR + 1.32%), 5.54%, 1/21/47(4)	300	290
(Variable, U.S. SOFR + 1.70%), 5.73%, 1/28/56(4) †	500	492
Intercontinental Exchange, Inc.,
5.25%, 6/15/31	400	408
4.25%, 9/21/48	500	414
5.20%, 6/15/62	600	544
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	400	348
6.20%, 4/14/34	200	205
Lazard Group LLC,
6.00%, 3/15/31	125	130
LPL Holdings, Inc.,
5.20%, 3/15/30	250	252
Morgan Stanley,
(Variable, U.S. SOFR + 0.91%), 4.13%, 10/18/29(4)	500	493
(Variable, U.S. SOFR + 1.26%), 5.66%, 4/18/30(4)	1,000	1,022
(Variable, U.S. SOFR + 1.11%), 5.23%, 1/15/31(4)	2,400	2,427
(Variable, U.S. SOFR + 3.12%), 3.62%, 4/1/31(4)	3,050	2,921
(Variable, U.S. SOFR + 1.07%), 4.36%, 10/22/31(4)	500	489
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32(4)	36	31
(Variable, U.S. SOFR + 1.20%), 4.71%, 3/12/32(4)	1,580	1,560
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32(4)	66	57
(Variable, U.S. SOFR + 1.88%), 5.42%, 7/21/34(4)	500	508
FIXED INCOME FUNDS 32 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Institutional Financial Services – 1.1%continued
(Variable, U.S. SOFR + 1.73%), 5.47%, 1/18/35(4)	$700	$711
(Variable, U.S. SOFR + 1.42%), 5.59%, 1/18/36(4)	300	306
(Variable, U.S. SOFR + 1.76%), 5.66%, 4/17/36(4)	300	308
(Variable, U.S. SOFR + 1.36%), 2.48%, 9/16/36(4)	600	520
(Variable, U.S. SOFR + 1.31%), 4.89%, 10/22/36(4)	500	484
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 1/19/38(4)	800	823
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 2/7/39(4)	200	206
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%), 5.31%, 1/18/41(4)	290	283
6.38%, 7/24/42	300	326
4.30%, 1/27/45	784	661
(Variable, U.S. SOFR + 4.84%), 5.60%, 3/24/51(4)	300	294
(Variable, U.S. SOFR + 1.71%), 5.52%, 11/19/55(4)	300	290
Nasdaq, Inc.,
5.95%, 8/15/53(9)	300	304
State Street Corp.,
4.73%, 2/28/30	500	503
(Variable, U.S. SOFR + 1.05%), 4.68%, 10/22/32(4)	1,020	1,014
(Variable, U.S. SOFR + 1.57%), 4.82%, 1/26/34(4)	300	298
(Variable, U.S. SOFR + 1.89%), 5.16%, 5/18/34(4)	400	404
		34,165
Insurance – 0.6%
Aflac, Inc.,
3.60%, 4/1/30	500	482
Allstate (The) Corp.,
4.50%, 6/15/43	45	39
4.20%, 12/15/46	100	81
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57(4)	225	231
American International Group, Inc.,
4.50%, 7/16/44	9	8
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Insurance – 0.6%continued
4.38%, 6/30/50	$300	$248
American National Group, Inc.,
5.75%, 10/1/29	150	152
Aon Corp./Aon Global Holdings PLC,
5.35%, 2/28/33	200	204
3.90%, 2/28/52	300	222
Aon North America, Inc.,
5.30%, 3/1/31	300	305
5.75%, 3/1/54	500	490
Arch Capital Group Ltd.,
3.64%, 6/30/50	200	146
Arthur J Gallagher & Co.,
5.15%, 2/15/35	300	298
5.75%, 3/2/53	250	243
5.55%, 2/15/55	200	190
Assurant, Inc.,
4.90%, 3/27/28	215	215
Assured Guaranty U.S. Holdings, Inc.,
6.13%, 9/15/28	120	123
Athene Holding Ltd.,
6.65%, 2/1/33	300	316
6.25%, 4/1/54	100	92
6.63%, 5/19/55	100	97
AXIS Specialty Finance LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 4.90%, 1/15/40(4)	200	195
Berkshire Hathaway Finance Corp.,
2.88%, 3/15/32	178	165
4.40%, 5/15/42	100	89
4.30%, 5/15/43	300	265
4.25%, 1/15/49	300	247
2.50%, 1/15/51	300	177
Berkshire Hathaway, Inc.,
4.50%, 2/11/43†	255	230
Brighthouse Financial, Inc.,
3.85%, 12/22/51	250	143
Brown & Brown, Inc.,
4.95%, 3/17/52	200	169
6.25%, 6/23/55	200	202
Chubb INA Holdings LLC,
4.90%, 8/15/35	300	296
6.70%, 5/15/36	50	56
6.00%, 5/11/37	50	53
NORTHERN FUNDS QUARTERLY REPORT  33 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Insurance – 0.6%continued
6.50%, 5/15/38	$85	$95
4.15%, 3/13/43	100	85
2.85%, 12/15/51	100	64
3.05%, 12/15/61	200	122
CNA Financial Corp.,
5.50%, 6/15/33	200	203
Corebridge Financial, Inc.,
3.85%, 4/5/29	1,420	1,388
Enstar Group Ltd.,
3.10%, 9/1/31	150	134
Equitable Holdings, Inc.,
5.00%, 4/20/48	136	119
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/52	200	124
F&G Annuities & Life, Inc.,
7.40%, 1/13/28	100	103
Globe Life, Inc.,
5.85%, 9/15/34	150	155
Hartford Insurance Group (The), Inc.,
5.95%, 10/15/36	285	300
Horace Mann Educators Corp.,
7.25%, 9/15/28	150	157
Lincoln National Corp.,
3.80%, 3/1/28	117	115
6.30%, 10/9/37	100	105
Loews Corp.,
4.13%, 5/15/43	75	63
Markel Group, Inc.,
5.00%, 5/20/49	200	175
3.45%, 5/7/52	100	68
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	100	106
5.15%, 3/15/34	500	504
5.45%, 3/15/53	200	190
5.45%, 3/15/54	400	382
5.40%, 3/15/55	300	284
MetLife, Inc.,
6.38%, 6/15/34	485	527
4.72%, 12/15/44	370	327
5.25%, 1/15/54†	400	374
Old Republic International Corp.,
5.75%, 3/28/34	150	153
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Insurance – 0.6%continued
Principal Financial Group, Inc.,
5.50%, 3/15/53	$200	$193
Progressive (The) Corp.,
4.20%, 3/15/48	300	245
3.95%, 3/26/50	400	311
Prudential Financial, Inc.,
5.20%, 3/14/35	400	401
3.00%, 3/10/40	300	229
3.94%, 12/7/49	335	254
3.70%, 3/13/51	200	145
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.40%), 6.50%, 3/15/54(4)	400	414
Reinsurance Group of America, Inc.,
6.00%, 9/15/33	200	209
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.65%, 9/15/55(4)	250	253
Selective Insurance Group, Inc.,
5.90%, 4/15/35	100	104
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	85
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	409
5.45%, 5/25/53	200	194
5.70%, 7/24/55	250	251
Unum Group,
4.13%, 6/15/51	200	149
W R Berkley Corp.,
3.55%, 3/30/52	200	141
Willis North America, Inc.,
2.95%, 9/15/29	500	473
3.88%, 9/15/49	200	149
		17,500
Internet Media & Services – 0.5%
Airbnb, Inc.,
4.40%, 3/16/29	810	806
Alphabet, Inc.,
4.00%, 5/15/30	1,300	1,281
4.80%, 2/15/36	820	806
5.35%, 11/15/45	1,940	1,882
2.05%, 8/15/50	75	40
5.65%, 2/15/56	400	395
2.25%, 8/15/60†	400	200
FIXED INCOME FUNDS 34 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Internet Media & Services – 0.5%continued
5.30%, 5/15/65	$370	$339
5.70%, 11/15/75	120	115
Expedia Group, Inc.,
4.63%, 8/1/27	300	300
5.50%, 4/15/36	300	297
Meta Platforms, Inc.,
4.60%, 5/15/28†	300	302
4.55%, 8/15/31	1,000	996
4.60%, 11/15/32	2,000	1,967
4.95%, 5/15/33	1,800	1,799
5.25%, 5/15/36	1,500	1,489
6.20%, 5/15/46	1,500	1,501
5.63%, 11/15/55	1,200	1,087
5.75%, 11/15/65	200	180
Uber Technologies, Inc.,
4.15%, 1/15/31†	250	244
4.80%, 9/15/35†	250	243
5.35%, 9/15/54†	250	233
		16,502
IT Services – 0.1%
Accenture Capital, Inc.,
4.25%, 10/4/31	200	195
IBM International Capital Pte. Ltd.,
4.90%, 2/5/34†	300	296
5.30%, 2/5/54	300	269
International Business Machines Corp.,
6.50%, 1/15/28	226	233
1.95%, 5/15/30	797	721
5.00%, 2/10/32	500	503
5.20%, 2/10/35	700	702
4.25%, 5/15/49	300	235
5.80%, 2/3/56	240	233
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	500	470
Leidos, Inc.,
5.75%, 3/15/33	300	309
		4,166
Leisure Facilities & Services – 0.2%
Hyatt Hotels Corp.,
5.25%, 6/30/29	300	305
5.75%, 3/30/32	300	309
Las Vegas Sands Corp.,
6.20%, 8/15/34	200	206
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Leisure Facilities & Services – 0.2%continued
Marriott International, Inc.,
4.80%, 3/15/30	$400	$402
2.85%, 4/15/31	500	460
5.10%, 4/15/32	300	303
5.50%, 4/15/37	400	404
McDonald's Corp.,
4.80%, 8/14/28	700	705
5.00%, 5/17/29	400	405
5.00%, 2/13/36	250	249
4.88%, 12/9/45	200	181
4.45%, 3/1/47	200	169
4.45%, 9/1/48	112	94
4.20%, 4/1/50	300	240
5.45%, 8/14/53†	300	288
Royal Caribbean Cruises Ltd.,
5.25%, 2/27/38	500	484
Starbucks Corp.,
5.00%, 2/15/34	139	139
3.50%, 11/15/50	600	420
		5,763
Leisure Products – 0.0%
Hasbro, Inc.,
6.35%, 3/15/40	50	52
Machinery – 0.3%
AGCO Corp.,
5.80%, 3/21/34	100	102
Caterpillar Financial Services Corp.,
3.60%, 8/12/27	500	497
4.15%, 1/8/31	500	492
Caterpillar, Inc.,
5.20%, 5/15/35	300	306
3.80%, 8/15/42	185	154
4.30%, 5/15/44	235	204
3.25%, 9/19/49	220	156
CNH Industrial Capital LLC,
5.10%, 4/20/29	300	303
Deere & Co.,
3.75%, 4/15/50	633	487
Eaton Corp.,
3.10%, 9/15/27	250	247
4.35%, 5/18/28	500	500
4.80%, 3/6/36	1,000	981
4.70%, 8/23/52	100	89
NORTHERN FUNDS QUARTERLY REPORT  35 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Machinery – 0.3%continued
Flowserve Corp.,
2.80%, 1/15/32	$100	$89
IDEX Corp.,
2.63%, 6/15/31	100	90
Ingersoll Rand, Inc.,
5.31%, 6/15/31	500	510
John Deere Capital Corp.,
4.15%, 9/15/27	118	118
4.65%, 1/7/28	400	402
4.95%, 7/14/28	1,000	1,012
4.40%, 9/8/31	300	297
Oshkosh Corp.,
3.10%, 3/1/30	100	94
Regal Rexnord Corp.,
6.05%, 4/15/28	500	511
Snap-on, Inc.,
3.10%, 5/1/50	100	67
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	300	178
Xylem, Inc.,
2.25%, 1/30/31†	200	180
		8,066
Medical Equipment & Devices – 0.4%
Abbott Laboratories,
1.15%, 1/30/28†	110	105
1.40%, 6/30/30	2,500	2,222
4.65%, 3/15/36	800	777
4.75%, 11/30/36	353	345
6.15%, 11/30/37	202	220
4.75%, 4/15/43	100	92
5.60%, 3/15/66	130	127
Agilent Technologies, Inc.,
2.30%, 3/12/31	300	269
Baxter International, Inc.,
3.50%, 8/15/46	350	238
3.13%, 12/1/51	150	90
Becton Dickinson & Co.,
4.69%, 2/13/28	800	801
5.11%, 2/8/34	400	401
Boston Scientific Corp.,
7.38%, 1/15/40	240	285
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	1,100	1,031
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Medical Equipment & Devices – 0.4%continued
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	$600	$631
Medtronic, Inc.,
4.63%, 3/15/45	406	364
Revvity, Inc.,
2.25%, 9/15/31	300	264
Stryker Corp.,
3.65%, 3/7/28	152	150
4.85%, 2/10/30	250	252
4.10%, 4/1/43	50	42
4.38%, 5/15/44	200	172
2.90%, 6/15/50	200	130
Thermo Fisher Scientific, Inc.,
1.75%, 10/15/28	38	36
5.00%, 1/31/29	250	253
4.20%, 3/1/31	250	245
4.47%, 10/7/32	250	246
4.89%, 10/7/37	860	846
2.80%, 10/15/41	500	365
5.55%, 2/12/46	190	188
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/31	400	359
		11,546
Metals & Mining – 0.0%
Freeport-McMoRan, Inc.,
4.25%, 3/1/30	500	491
4.63%, 8/1/30	500	497
Newmont Corp.,
5.88%, 4/1/35	100	106
Newmont Corp./Newcrest Finance Pty. Ltd.,
4.20%, 5/13/50	300	242
		1,336
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC,
5.13%, 9/15/40	100	96
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.35%, 6/15/31	1,110	1,088
4.08%, 12/15/47	110	87
Halliburton Co.,
2.92%, 3/1/30†	300	282
4.85%, 11/15/35	275	267
FIXED INCOME FUNDS 36 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Oil & Gas Services & Equipment – 0.1%continued
7.45%, 9/15/39	$160	$187
4.75%, 8/1/43	15	13
Helmerich & Payne, Inc.,
5.50%, 12/1/34	200	196
NOV, Inc.,
3.60%, 12/1/29	150	144
		2,360
Oil & Gas Supply Chain – 1.4%
APA Corp.,
6.10%, 2/15/35	200	206
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	150	150
BP Capital Markets America, Inc.,
4.23%, 11/6/28	428	425
2.72%, 1/12/32	110	99
4.99%, 4/10/34	500	499
5.23%, 11/17/34	800	810
3.38%, 2/8/61	800	515
BP Capital Markets PLC,
3.28%, 9/19/27	138	136
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/29	300	290
2.74%, 12/31/39	300	256
Cheniere Energy Partners L.P.,
5.95%, 6/30/33	500	522
5.55%, 10/30/35	250	254
Cheniere Energy, Inc.,
5.65%, 4/15/34	250	257
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	30
4.69%, 4/15/30	500	503
4.50%, 10/15/32	400	398
4.85%, 10/15/35	250	249
2.34%, 8/12/50	200	115
ConocoPhillips,
4.88%, 10/1/47	500	445
ConocoPhillips Co.,
5.05%, 9/15/33	200	203
3.76%, 3/15/42	100	81
5.30%, 5/15/53	300	279
5.50%, 1/15/55	200	192
4.03%, 3/15/62	405	295
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Oil & Gas Supply Chain – 1.4%continued
Continental Resources, Inc.,
4.38%, 1/15/28	$200	$199
DCP Midstream Operating L.P.,
5.63%, 7/15/27	300	303
Devon Energy Corp.,
5.25%, 10/15/27	250	250
4.38%, 3/15/29(3)	200	198
5.75%, 9/15/54†	500	482
Diamondback Energy, Inc.,
5.40%, 4/18/34	400	406
6.25%, 3/15/53	200	207
5.75%, 4/18/54	300	292
5.90%, 4/18/64	100	98
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44	200	171
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	58
Energy Transfer L.P.,
4.95%, 6/15/28†	27	27
5.25%, 4/15/29	752	762
4.15%, 9/15/29	183	180
6.40%, 12/1/30	400	423
5.80%, 6/15/38†	400	408
7.50%, 7/1/38	310	358
4.95%, 1/15/43	500	442
5.15%, 2/1/43	309	279
5.30%, 4/1/44	15	14
5.35%, 5/15/45	80	73
6.25%, 4/15/49	400	399
6.05%, 9/1/54†	200	194
6.30%, 1/15/56	500	502
Enterprise Products Operating LLC,
3.13%, 7/31/29	138	132
6.88%, 3/1/33	50	56
5.20%, 1/15/36	1,380	1,384
7.55%, 4/15/38	515	609
5.95%, 2/1/41	40	42
4.80%, 2/1/49	200	175
4.20%, 1/31/50	700	565
5.55%, 2/16/55	300	291
EOG Resources, Inc.,
5.35%, 1/15/36	250	253
4.95%, 4/15/50	100	89
NORTHERN FUNDS QUARTERLY REPORT  37 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Oil & Gas Supply Chain – 1.4%continued
5.95%, 7/15/55	$150	$153
EQT Corp.,
5.75%, 2/1/34	200	204
Exxon Mobil Corp.,
3.48%, 3/19/30	125	121
2.61%, 10/15/30	1,010	937
3.00%, 8/16/39	200	158
4.23%, 3/19/40	400	360
4.33%, 3/19/50	500	417
Hess Corp.,
7.13%, 3/15/33	390	438
HF Sinclair Corp.,
4.50%, 10/1/30	250	244
Kinder Morgan Energy Partners L.P.,
7.30%, 8/15/33	175	197
6.55%, 9/15/40	205	220
7.50%, 11/15/40	305	355
6.38%, 3/1/41	35	37
5.63%, 9/1/41	310	304
5.40%, 9/1/44	50	47
Kinder Morgan, Inc.,
5.85%, 6/1/35	340	355
5.45%, 8/1/52	300	280
5.95%, 8/1/54†	200	201
Marathon Petroleum Corp.,
3.80%, 4/1/28	38	37
6.50%, 3/1/41	300	322
MPLX L.P.,
4.80%, 2/15/29	300	301
2.65%, 8/15/30	300	276
4.80%, 2/15/31	980	976
5.40%, 9/15/35	500	499
5.20%, 12/1/47	407	365
4.70%, 4/15/48	400	332
5.65%, 3/1/53	100	93
Occidental Petroleum Corp.,
6.60%, 3/15/46	100	107
6.05%, 10/1/54†	500	508
ONEOK Partners L.P.,
6.65%, 10/1/36	80	87
ONEOK, Inc.,
4.55%, 7/15/28	23	23
4.35%, 3/15/29	12	12
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Oil & Gas Supply Chain – 1.4%continued
4.75%, 10/15/31	$700	$692
4.95%, 10/15/32	300	298
6.05%, 9/1/33	300	314
5.40%, 10/15/35	250	250
5.15%, 10/15/43†	20	18
5.45%, 6/1/47	100	92
7.15%, 1/15/51	400	443
5.70%, 11/1/54	300	278
5.85%, 11/1/64	100	93
Ovintiv, Inc.,
7.10%, 7/15/53	50	55
Phillips 66,
5.88%, 5/1/42	140	142
Phillips 66 Co.,
4.95%, 3/15/35†	400	394
4.68%, 2/15/45	400	342
4.90%, 10/1/46	200	174
5.65%, 6/15/54	350	331
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	554	533
3.80%, 9/15/30	137	131
5.60%, 1/15/36	250	251
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	300	297
Shell Finance U.S., Inc.,
3.88%, 11/13/28(3)	9	9
2.38%, 11/7/29	287	269
4.13%, 5/11/35†	300	283
6.38%, 12/15/38(3)	200	219
4.55%, 8/12/43	60	53
4.38%, 5/11/45	390	332
4.00%, 5/10/46	300	239
3.75%, 9/12/46	230	178
3.13%, 11/7/49(3)	100	68
3.00%, 11/26/51(3) †	150	97
Shell International Finance B.V.,
3.63%, 8/21/42	230	182
Spectra Energy Partners L.P.,
5.95%, 9/25/43	89	90
4.50%, 3/15/45	110	93
Targa Resources Corp.,
6.15%, 3/1/29	1,080	1,118
6.13%, 3/15/33	500	527
FIXED INCOME FUNDS 38 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Oil & Gas Supply Chain – 1.4%continued
5.65%, 2/15/36	$250	$254
6.50%, 2/15/53	200	209
6.13%, 5/15/55	200	200
Tennessee Gas Pipeline Co. LLC,
7.00%, 10/15/28	295	309
7.63%, 4/1/37	5	6
Valero Energy Corp.,
7.50%, 4/15/32	765	865
Western Midstream Operating L.P.,
6.15%, 4/1/33	700	730
Williams (The) Cos., Inc.,
4.90%, 3/15/29	500	503
4.65%, 8/15/32	600	591
5.15%, 3/15/34	500	500
5.30%, 9/30/35	250	249
5.15%, 3/15/36	400	393
5.80%, 11/15/43	200	198
4.85%, 3/1/48	100	87
5.95%, 3/15/56†	400	396
		40,871
Real Estate Investment Trusts – 0.9%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	1,000	932
5.25%, 5/15/36	400	391
4.85%, 4/15/49	200	170
American Homes 4 Rent L.P.,
4.30%, 4/15/52	200	158
American Tower Corp.,
4.70%, 12/15/32	1,000	984
5.90%, 11/15/33	300	313
5.45%, 2/15/34	300	305
2.95%, 1/15/51	100	63
Americold Realty Operating Partnership L.P.,
5.60%, 5/15/32	100	100
AvalonBay Communities, Inc.,
3.90%, 10/15/46	300	236
Boston Properties L.P.,
4.50%, 12/1/28	100	99
6.50%, 1/15/34	500	531
Brixmor Operating Partnership L.P.,
2.50%, 8/16/31	300	267
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Real Estate Investment Trusts – 0.9%continued
Camden Property Trust,
4.10%, 10/15/28	$300	$298
COPT Defense Properties L.P.,
2.90%, 12/1/33	200	171
Crown Castle, Inc.,
3.30%, 7/1/30	200	188
5.80%, 3/1/34	300	308
5.20%, 2/15/49	350	313
CubeSmart L.P.,
3.00%, 2/15/30	400	376
Digital Realty Trust L.P.,
3.60%, 7/1/29	300	291
EPR Properties,
3.60%, 11/15/31	250	229
Equinix Europe 2 Financing Corp. LLC,
4.70%, 3/15/33	600	585
Equinix, Inc.,
2.15%, 7/15/30	1,000	902
ERP Operating L.P.,
3.50%, 3/1/28	500	492
4.50%, 6/1/45	55	48
Essential Properties L.P.,
2.95%, 7/15/31	100	90
Essex Portfolio L.P.,
4.00%, 3/1/29	146	144
3.00%, 1/15/30	154	145
1.65%, 1/15/31	300	262
Extra Space Storage L.P.,
5.70%, 4/1/28	700	712
5.90%, 1/15/31	300	311
Federal Realty OP L.P.,
5.38%, 5/1/28	250	253
First Industrial L.P.,
5.25%, 1/15/31	100	101
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	300	269
5.75%, 11/1/37	200	197
Healthcare Realty Holdings L.P.,
2.00%, 3/15/31	100	87
Healthpeak OP LLC,
3.50%, 7/15/29	277	267
4.75%, 1/15/33	300	294
5.38%, 2/15/35	300	302
NORTHERN FUNDS QUARTERLY REPORT  39 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Real Estate Investment Trusts – 0.9%continued
Host Hotels & Resorts L.P.,
3.50%, 9/15/30	$118	$112
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	200	189
Kilroy Realty L.P.,
4.75%, 12/15/28	112	111
Kimco Realty OP LLC,
6.40%, 3/1/34	200	216
4.25%, 4/1/45	200	168
Kite Realty Group L.P.,
4.95%, 12/15/31	100	100
Kite Realty Group Trust,
4.75%, 9/15/30	100	100
LXP Industrial Trust,
2.38%, 10/1/31	100	87
Mid-America Apartments L.P.,
2.88%, 9/15/51	200	127
NNN REIT, Inc.,
3.10%, 4/15/50	300	195
Omega Healthcare Investors, Inc.,
3.25%, 4/15/33†	300	267
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 7/15/34	100	103
Piedmont Operating Partnership L.P.,
5.63%, 1/15/33	300	299
Prologis L.P.,
4.88%, 6/15/28	150	151
1.75%, 7/1/30	200	179
4.75%, 1/15/31	400	402
4.25%, 6/15/31	500	491
4.75%, 6/15/33	300	297
5.00%, 1/31/35	300	298
5.25%, 5/15/35	200	202
5.25%, 6/15/53	100	95
Public Storage Operating Co.,
5.13%, 1/15/29	300	305
4.38%, 7/1/30	500	497
2.30%, 5/1/31	300	269
2.25%, 11/9/31	200	177
Realty Income Corp.,
3.40%, 1/15/28	61	60
2.10%, 3/15/28	600	577
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Real Estate Investment Trusts – 0.9%continued
3.95%, 2/1/29	$1,000	$985
3.10%, 12/15/29	123	117
4.90%, 7/15/33	300	298
Regency Centers L.P.,
3.70%, 6/15/30	400	386
Rexford Industrial Realty L.P.,
5.00%, 6/15/28	200	201
Sabra Health Care L.P.,
3.90%, 10/15/29	150	146
Safehold GL Holdings LLC,
6.10%, 4/1/34†	100	105
Simon Property Group L.P.,
2.45%, 9/13/29	1,001	938
4.30%, 1/15/31	600	590
5.50%, 3/8/33	300	310
4.75%, 9/26/34	300	293
6.75%, 2/1/40	242	273
4.25%, 10/1/44	148	125
Store Capital LLC,
2.70%, 12/1/31	200	176
Sun Communities Operating L.P.,
2.30%, 11/1/28	300	284
Tanger Properties L.P.,
2.75%, 9/1/31	100	90
UDR, Inc.,
2.10%, 6/15/33	300	249
Ventas Realty L.P.,
4.75%, 11/15/30	300	299
5.00%, 1/15/35	300	296
5.70%, 9/30/43	100	100
VICI Properties L.P.,
5.63%, 4/1/35	200	200
5.63%, 5/15/52†	200	184
Welltower OP LLC,
2.05%, 1/15/29	67	63
4.13%, 3/15/29	260	257
3.10%, 1/15/30	218	207
4.95%, 9/1/48	100	92
Weyerhaeuser Co.,
4.00%, 3/9/52	200	151
		25,673
FIXED INCOME FUNDS 40 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Real Estate Services – 0.0%
CBRE Services, Inc.,
5.95%, 8/15/34	$200	$208
Retail - Consumer Staples – 0.2%
Costco Wholesale Corp.,
1.75%, 4/20/32	300	260
Dollar General Corp.,
5.50%, 11/1/52	200	192
Dollar Tree, Inc.,
2.65%, 12/1/31	200	178
Kroger (The) Co.,
5.00%, 9/15/34	800	789
6.90%, 4/15/38	100	112
5.40%, 7/15/40	100	98
3.95%, 1/15/50	200	151
5.50%, 9/15/54	200	187
5.65%, 9/15/64	100	94
Target Corp.,
4.35%, 6/15/28	250	250
5.00%, 4/15/35	300	300
5.25%, 2/15/36†	250	254
4.80%, 1/15/53†	400	357
Walmart, Inc.,
3.70%, 6/26/28	251	249
4.35%, 4/28/30	500	501
1.80%, 9/22/31	2,000	1,767
4.75%, 4/30/36	500	496
3.95%, 6/28/38	200	184
2.95%, 9/24/49	200	134
4.50%, 4/15/53†	190	165
		6,718
Retail - Discretionary – 0.3%
AutoNation, Inc.,
3.85%, 3/1/32	300	280
AutoZone, Inc.,
3.75%, 4/18/29	121	118
4.00%, 4/15/30	129	126
6.55%, 11/1/33	300	325
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	100	73
Home Depot (The), Inc.,
3.75%, 9/15/28	250	247
4.75%, 6/25/29	180	182
3.95%, 9/15/30	250	245
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Retail - Discretionary – 0.3%continued
4.85%, 6/25/31	$500	$506
4.65%, 9/15/35	250	243
5.40%, 9/15/40	680	682
5.95%, 4/1/41	405	429
4.50%, 12/6/48	400	341
3.63%, 4/15/52	323	234
5.40%, 6/25/64	300	285
Lowe's Cos., Inc.,
3.95%, 10/15/27	250	248
4.00%, 10/15/28	250	247
3.65%, 4/5/29	76	74
4.25%, 3/15/31	250	245
3.75%, 4/1/32	500	474
4.50%, 10/15/32	300	294
4.85%, 10/15/35†	1,170	1,141
2.80%, 9/15/41	200	143
4.05%, 5/3/47	94	74
3.00%, 10/15/50	540	342
5.85%, 4/1/63	300	295
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	500	490
Ross Stores, Inc.,
1.88%, 4/15/31	200	176
TJX (The) Cos., Inc.,
1.15%, 5/15/28	74	70
		8,629
Semiconductors – 0.5%
Advanced Micro Devices, Inc.,
4.39%, 6/1/52	150	126
Analog Devices, Inc.,
4.50%, 6/15/30	500	499
2.80%, 10/1/41	300	218
Applied Materials, Inc.,
1.75%, 6/1/30	500	450
5.85%, 6/15/41	100	105
Broadcom, Inc.,
4.30%, 1/15/31	1,200	1,180
2.45%, 2/15/31	1,024	926
4.15%, 4/15/32(3)	500	481
5.20%, 7/15/35	700	702
4.80%, 2/15/36	250	243
3.50%, 2/15/41	200	160
3.75%, 2/15/51	700	520
NORTHERN FUNDS QUARTERLY REPORT  41 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Semiconductors – 0.5%continued
5.70%, 1/15/56	$300	$298
Intel Corp.,
5.13%, 2/10/30	250	253
5.00%, 2/21/31	400	403
2.00%, 8/12/31	50	44
5.20%, 2/10/33	300	303
5.30%, 5/15/36	600	597
4.80%, 10/1/41	80	72
3.73%, 12/8/47	741	533
3.25%, 11/15/49	200	130
4.75%, 3/25/50	200	166
3.05%, 8/12/51	350	219
5.70%, 2/10/53	700	660
5.90%, 2/10/63	200	191
KLA Corp.,
4.70%, 2/1/34	400	395
5.25%, 7/15/62	250	233
Lam Research Corp.,
1.90%, 6/15/30	700	634
Marvell Technology, Inc.,
5.75%, 2/15/29	300	308
NVIDIA Corp.,
4.95%, 6/15/36	2,000	1,982
3.50%, 4/1/50†	400	293
QUALCOMM, Inc.,
5.40%, 5/20/33†	300	311
4.80%, 5/20/45	300	268
3.25%, 5/20/50	200	135
6.00%, 5/20/53	200	204
Texas Instruments, Inc.,
2.25%, 9/4/29†	200	187
4.90%, 3/14/33	800	810
5.15%, 2/8/54	200	188
5.05%, 5/18/63	300	268
		15,695
Software – 0.8%
Adobe, Inc.,
5.30%, 1/17/35	200	202
Cadence Design Systems, Inc.,
4.30%, 9/10/29	400	397
Concentrix Corp.,
6.85%, 8/2/33†	200	174
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Software – 0.8%continued
Fortinet, Inc.,
2.20%, 3/15/31	$100	$89
Intuit, Inc.,
5.13%, 9/15/28	1,000	1,011
5.20%, 9/15/33	300	301
Microsoft Corp.,
1.35%, 9/15/30	1,510	1,342
4.50%, 6/15/47	900	785
2.53%, 6/1/50	540	321
2.50%, 9/15/50	200	118
2.92%, 3/17/52	500	317
2.68%, 6/1/60	100	55
3.04%, 3/17/62	1,000	602
Oracle Corp.,
4.50%, 5/6/28	600	596
4.55%, 2/4/29	500	493
4.45%, 9/26/30	500	483
2.88%, 3/25/31	509	455
5.25%, 2/3/32	900	887
4.80%, 9/26/32	2,200	2,093
4.90%, 2/6/33	300	285
4.70%, 9/27/34	1,000	916
3.90%, 5/15/35†	336	285
5.70%, 2/4/36	270	262
3.80%, 11/15/37†	5	4
3.60%, 4/1/40	150	109
5.38%, 7/15/40	590	520
5.88%, 9/26/45	500	438
6.55%, 2/4/46	210	198
3.60%, 4/1/50	1,000	608
5.55%, 2/6/53	500	403
4.38%, 5/15/55	25	17
5.95%, 9/26/55	300	255
6.70%, 2/4/56	700	659
6.10%, 9/26/65	500	418
6.85%, 2/4/66	210	196
Roper Technologies, Inc.,
4.90%, 10/15/34	400	387
Salesforce, Inc.,
1.50%, 7/15/28	1,300	1,224
4.65%, 3/15/29	430	430
1.95%, 7/15/31	300	261
5.55%, 3/15/36	1,070	1,069
FIXED INCOME FUNDS 42 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Software – 0.8%continued
6.55%, 3/15/56	$220	$220
6.70%, 3/15/66	500	504
ServiceNow, Inc.,
5.40%, 5/15/36	700	700
Synopsys, Inc.,
4.65%, 4/1/28	400	401
4.85%, 4/1/30	530	531
5.15%, 4/1/35	500	497
VMware LLC,
2.20%, 8/15/31	300	264
Workday, Inc.,
3.80%, 4/1/32†	300	279
		23,061
Specialty Finance – 0.7%
Ally Financial, Inc.,
(Variable, U.S. SOFR Compounded Index + 1.96%), 5.74%, 5/15/29(4)	400	406
(Variable, U.S. SOFR + 2.82%), 6.85%, 1/3/30(4) †	500	520
American Express Co.,
5.85%, 11/5/27	500	509
(Variable, U.S. SOFR + 1.26%), 4.73%, 4/25/29(4)	870	872
4.05%, 5/3/29	72	71
(Variable, U.S. SOFR + 0.81%), 4.35%, 7/20/29(4)	420	418
(Variable, U.S. SOFR Compounded Index + 1.28%), 5.28%, 7/27/29(4)	200	203
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31(4)	700	747
(Variable, U.S. SOFR + 1.93%), 5.63%, 7/28/34(4)	300	307
(Variable, U.S. SOFR + 1.79%), 5.67%, 4/25/36(4)	300	311
(Variable, U.S. SOFR + 1.24%), 4.80%, 10/24/36(4) †	200	194
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.08%), 5.47%, 2/1/29(4)	700	709
(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29(4)	500	514
(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34(4)	400	423
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Specialty Finance – 0.7%continued
(Variable, U.S. SOFR Compounded Index + 3.37%), 7.96%, 11/2/34(4)	$300	$345
(Variable, U.S. SOFR + 2.04%), 6.18%, 1/30/36(4)	930	951
Equifax, Inc.,
2.35%, 9/15/31	380	334
FactSet Research Systems, Inc.,
3.45%, 3/1/32	100	90
Fidelity National Financial, Inc.,
3.20%, 9/17/51	200	126
Fidelity National Information Services, Inc.,
4.80%, 3/10/31	500	495
5.10%, 7/15/32†	400	400
Fiserv, Inc.,
5.38%, 8/21/28	500	505
3.50%, 7/1/29†	200	192
4.55%, 2/15/31	600	586
5.15%, 8/12/34	500	486
GATX Corp.,
3.50%, 3/15/28	500	490
5.20%, 3/15/44	35	33
6.05%, 6/5/54	150	151
Global Payments, Inc.,
4.95%, 8/15/27	1,000	1,002
5.20%, 11/15/32	600	586
4.15%, 8/15/49	400	292
Mastercard, Inc.,
4.60%, 6/8/31	500	499
4.35%, 1/15/32	500	493
3.80%, 11/21/46	500	392
Moody's Corp.,
4.25%, 8/8/32	500	485
PayPal Holdings, Inc.,
2.85%, 10/1/29	300	283
5.15%, 6/1/34	500	497
5.55%, 6/1/36	400	400
S&P Global, Inc.,
2.90%, 3/1/32†	300	272
5.25%, 9/15/33	300	306
3.70%, 3/1/52	100	74
Sumisho Air Lease Corp.,
3.63%, 12/1/27	163	161
NORTHERN FUNDS QUARTERLY REPORT  43 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Specialty Finance – 0.7%continued
2.10%, 9/1/28	$131	$124
4.63%, 10/1/28	551	549
3.25%, 10/1/29	400	380
Synchrony Financial,
3.95%, 12/1/27	400	396
Verisk Analytics, Inc.,
5.75%, 4/1/33†	300	311
Visa, Inc.,
2.05%, 4/15/30	400	368
4.15%, 12/14/35	100	95
2.70%, 4/15/40	760	576
2.00%, 8/15/50†	500	268
		20,197
Steel – 0.0%
Nucor Corp.,
2.98%, 12/15/55	275	172
Steel Dynamics, Inc.,
3.45%, 4/15/30	300	287
5.75%, 5/15/55	250	248
		707
Technology Hardware – 0.5%
Apple, Inc.,
2.90%, 9/12/27	400	394
4.00%, 5/10/28	500	498
3.25%, 8/8/29	37	36
2.20%, 9/11/29	188	177
4.15%, 5/10/30	400	399
1.65%, 2/8/31	670	595
4.50%, 5/12/32	300	302
3.35%, 8/8/32	450	425
4.30%, 5/10/33	300	297
2.38%, 2/8/41	215	152
3.85%, 5/4/43	305	252
3.45%, 2/9/45	25	19
4.38%, 5/13/45	160	138
4.65%, 2/23/46	206	184
3.85%, 8/4/46	20	16
4.25%, 2/9/47	11	9
3.75%, 9/12/47	8	6
3.75%, 11/13/47	25	19
2.95%, 9/11/49†	1,400	912
4.85%, 5/10/53	900	826
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Technology Hardware – 0.5%continued
Arrow Electronics, Inc.,
3.88%, 1/12/28	$250	$247
CDW LLC/CDW Finance Corp.,
3.28%, 12/1/28	500	480
Cisco Systems, Inc.,
4.95%, 2/24/32	400	405
5.10%, 2/24/35	500	505
5.90%, 2/15/39	200	212
5.50%, 1/15/40	90	92
5.35%, 2/26/64	500	468
Corning, Inc.,
5.35%, 11/15/48	300	286
3.90%, 11/15/49	300	228
Dell International LLC/EMC Corp.,
5.00%, 4/1/30	500	504
8.35%, 7/15/46	223	282
3.45%, 12/15/51	500	349
Dell, Inc.,
7.10%, 4/15/28	1,000	1,045
Flex Ltd.,
6.00%, 1/15/28	300	305
Hewlett Packard Enterprise Co.,
4.85%, 10/15/31	800	797
6.35%, 10/15/45	200	206
5.60%, 10/15/54	230	213
HP, Inc.,
6.00%, 9/15/41†	275	276
Jabil, Inc.,
3.00%, 1/15/31	300	276
Juniper Networks, Inc.,
5.95%, 3/15/41	100	100
Motorola Solutions, Inc.,
5.60%, 6/1/32	400	412
TD SYNNEX Corp.,
2.65%, 8/9/31	150	134
Teledyne Technologies, Inc.,
2.75%, 4/1/31	200	183
		13,661
Telecommunications – 0.7%
AT&T, Inc.,
4.70%, 8/15/30	400	400
2.75%, 6/1/31	359	326
5.40%, 2/15/34	1,700	1,723
FIXED INCOME FUNDS 44 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Telecommunications – 0.7%continued
4.90%, 11/1/35	$250	$242
3.50%, 6/1/41†	670	515
3.10%, 2/1/43†	900	644
5.55%, 11/1/45	250	235
4.50%, 3/9/48	574	460
5.15%, 2/15/50	300	264
3.30%, 2/1/52	550	348
5.70%, 11/1/54	400	372
6.00%, 4/30/56	500	483
6.05%, 8/15/56	250	243
3.80%, 12/1/57	700	467
3.65%, 9/15/59	500	320
3.85%, 6/1/60	800	534
T-Mobile U.S.A., Inc.,
4.20%, 10/1/29	600	593
3.88%, 4/15/30	330	320
4.63%, 1/15/33	1,000	977
5.15%, 4/15/34	500	501
5.30%, 5/15/35	250	251
3.00%, 2/15/41	300	221
4.50%, 4/15/50	400	323
3.30%, 2/15/51	400	261
6.00%, 6/15/54	200	198
5.50%, 1/15/55	500	459
5.88%, 11/15/55	300	292
5.70%, 1/15/56	250	237
5.80%, 9/15/62	100	96
Verizon Communications, Inc.,
3.15%, 3/22/30	1,352	1,284
1.68%, 10/30/30	818	722
4.78%, 2/15/35	1,465	1,417
5.00%, 1/15/36†	2,000	1,951
3.40%, 3/22/41†	300	232
5.75%, 11/30/45	990	962
5.50%, 2/23/54†	200	189
2.99%, 10/30/56	700	412
3.70%, 3/22/61	1,000	669
		20,143
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
6.20%, 11/1/28	500	517
2.45%, 2/4/32	200	176
5.25%, 8/6/35	400	400
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Tobacco & Cannabis – 0.2%continued
5.80%, 2/14/39	$570	$578
4.50%, 5/2/43	410	345
5.95%, 2/14/49	517	508
Philip Morris International, Inc.,
5.25%, 9/7/28	800	812
4.88%, 2/13/29	600	605
1.75%, 11/1/30†	181	161
4.75%, 11/1/31	400	401
4.88%, 4/30/35	500	493
4.63%, 10/29/35	400	385
4.13%, 3/4/43	591	496
4.88%, 11/15/43	100	91
		5,968
Transportation & Logistics – 0.4%
American Airlines Pass Through Trust, Series 2021-1, Class A,
2.88%, 7/11/34	244	219
Burlington Northern Santa Fe LLC,
6.20%, 8/15/36	455	496
5.15%, 9/1/43	280	269
3.55%, 2/15/50	400	291
5.50%, 3/15/55	150	146
5.55%, 3/15/56	400	392
5.80%, 3/15/56	200	202
CH Robinson Worldwide, Inc.,
4.20%, 4/15/28	100	99
CSX Corp.,
5.20%, 11/15/33	200	204
5.05%, 6/15/35	500	501
6.00%, 10/1/36	100	107
6.15%, 5/1/37	190	205
6.22%, 4/30/40	365	394
4.75%, 11/15/48	200	177
4.50%, 3/15/49	100	85
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA,
2.00%, 6/10/28	96	93
Delta Air Lines, Inc.,
4.95%, 7/10/28	520	522
FedEx Corp.,
3.10%, 8/5/29	250	239
4.25%, 5/15/30†	95	94
2.40%, 5/15/31	400	361
NORTHERN FUNDS QUARTERLY REPORT  45 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Transportation & Logistics – 0.4%continued
4.10%, 4/15/43	$300	$254
4.75%, 11/15/45	200	180
GXO Logistics, Inc.,
6.50%, 5/6/34	200	210
JetBlue Pass Through Trust, Series 2020-1, Class A,
4.00%, 11/15/32†	128	121
Kirby Corp.,
4.20%, 3/1/28	100	99
Norfolk Southern Corp.,
5.05%, 8/1/30	400	406
4.45%, 6/15/45	275	237
3.94%, 11/1/47	300	234
5.35%, 8/1/54†	100	94
5.95%, 3/15/64	600	608
Ryder System, Inc.,
6.60%, 12/1/33	100	109
Union Pacific Corp.,
4.50%, 1/20/33†	500	496
2.89%, 4/6/36	300	253
3.38%, 2/14/42	100	79
3.25%, 2/5/50	800	550
5.60%, 12/1/54	100	99
5.15%, 1/20/63	900	827
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31†	306	297
United Airlines Pass Through Trust, Series 2024-1, Class A,
5.88%, 2/15/37	188	189
United Parcel Service, Inc.,
5.20%, 4/1/40	500	494
3.75%, 11/15/47†	180	136
5.30%, 4/1/50	377	357
5.95%, 5/14/55	250	255
5.60%, 5/22/64	200	193
6.05%, 5/14/65	250	256
		12,129
Transportation Equipment – 0.0%
Cummins, Inc.,
1.50%, 9/1/30	500	443
5.30%, 5/9/35	500	510
4.88%, 10/1/43	90	85
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Transportation Equipment – 0.0%continued
PACCAR Financial Corp.,
4.00%, 9/26/29	$200	$198
Westinghouse Air Brake Technologies Corp.,
4.70%, 9/15/28	250	250
		1,486
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
3.75%, 9/15/47	295	225
Bunge Ltd. Finance Corp.,
3.20%, 4/21/31	200	187
5.15%, 3/19/36	500	497
Sysco Corp.,
3.25%, 7/15/27	523	517
5.38%, 9/21/35	250	249
4.95%, 3/25/36	100	96
4.45%, 3/15/48	300	244
		2,015
Wholesale - Discretionary – 0.0%
LKQ Corp.,
5.75%, 6/15/28	200	203
Total Corporate Bonds
(Cost $661,649)		635,662

FOREIGN ISSUER BONDS – 6.1%
Aerospace & Defense – 0.0%
Embraer Netherlands Finance B.V.,
5.98%, 2/11/35	100	104
Asset Management – 0.1%
Brookfield Asset Management Ltd.,
5.80%, 4/24/35	200	204
Brookfield Finance LLC/Brookfield Finance, Inc.,
3.45%, 4/15/50	500	339
Brookfield Finance, Inc.,
4.85%, 3/29/29	300	301
4.35%, 4/15/30	500	491
5.68%, 1/15/35	300	305
CI Financial Corp.,
4.10%, 6/15/51	100	67
FIXED INCOME FUNDS 46 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Asset Management – 0.1%continued
UBS A.G.,
5.65%, 9/11/28	$1,300	$1,331
4.50%, 6/26/48	300	260
		3,298
Automotive – 0.0%
Honda Motor Co. Ltd.,
5.34%, 7/8/35	200	200
Magna International, Inc.,
5.50%, 3/21/33	200	205
Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	200
		605
Banking – 1.5%
Australia & New Zealand Banking Group Ltd.,
4.62%, 12/16/29†	350	353
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.70%), 6.14%, 9/14/28(4)	400	407
5.13%, 3/3/36	400	389
Banco Santander S.A.,
3.31%, 6/27/29	1,400	1,349
5.44%, 7/15/31	400	410
6.94%, 11/7/33	400	446
5.44%, 4/15/36	400	400
Bank of Montreal,
(Variable, U.S. SOFR + 1.25%), 4.64%, 9/10/30(4)	300	299
(Variable, U.S. SOFR Compounded Index + 1.08%), 4.35%, 9/22/31(4)	500	492
Bank of Nova Scotia (The),
(Variable, U.S. SOFR + 0.73%), 4.25%, 2/2/30(4) †	600	593
5.65%, 2/1/34	500	518
Barclays PLC,
(Variable, U.S. SOFR + 1.08%), 4.48%, 11/11/29(4)	1,990	1,976
(Variable, U.S. SOFR + 1.74%), 5.69%, 3/12/30(4)	500	510
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.50%), 7.44%, 11/2/33(4)	500	557
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Banking – 1.5%continued
(Variable, U.S. SOFR + 2.98%), 6.22%, 5/9/34(4)	$1,000	$1,052
(Variable, U.S. SOFR + 1.59%), 5.79%, 2/25/36(4)	300	306
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42(4)	100	75
5.25%, 8/17/45	144	135
(Variable, U.S. SOFR + 1.83%), 5.86%, 8/11/46(4)	400	399
Canadian Imperial Bank of Commerce,
(Variable, U.S. SOFR Compounded Index + 1.17%), 4.58%, 9/8/31(4) †	500	495
6.09%, 10/3/33	300	319
Cooperatieve Rabobank U.A.,
3.96%, 10/17/28	600	594
4.16%, 1/14/31	500	491
5.75%, 12/1/43	250	248
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34(4)	900	972
(Variable, U.S. SOFR + 2.05%), 5.40%, 9/11/35(4)	300	300
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.04%), 5.13%, 11/19/28(4)	1,500	1,510
(Variable, U.S. SOFR + 1.97%), 6.16%, 3/9/29(4)	750	768
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 6/19/29(4)	340	339
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29(4)	150	142
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30(4)	430	438
(Variable, U.S. SOFR + 1.29%), 5.13%, 3/3/31(4)	500	503
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31(4)	1,300	1,177
(Variable, U.S. SOFR + 1.21%), 4.68%, 3/10/32(4)	500	493
(Variable, U.S. SOFR + 1.52%), 5.73%, 5/17/32(4)	800	825
(Variable, U.S. SOFR + 2.87%), 5.40%, 8/11/33(4)	500	506
NORTHERN FUNDS QUARTERLY REPORT  47 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Banking – 1.5%continued
(Variable, U.S. SOFR + 1.32%), 5.21%, 5/12/34(4)	$500	$498
(Variable, U.S. SOFR + 1.96%), 5.74%, 9/10/36(4)	460	463
(Variable, U.S. SOFR + 1.55%), 5.28%, 3/10/37(4)	400	395
6.80%, 6/1/38	150	164
(Variable, U.S. SOFR + 2.65%), 6.33%, 3/9/44(4)	500	535
5.25%, 3/14/44†	200	189
ING Groep N.V.,
(Variable, U.S. SOFR + 1.01%), 4.86%, 3/25/29(4)	700	703
(Variable, U.S. SOFR + 2.09%), 6.11%, 9/11/34(4)	200	212
(Variable, U.S. SOFR + 1.61%), 5.53%, 3/25/36(4)	200	203
(Variable, U.S. SOFR Compounded Index + 1.61%), 5.42%, 3/23/37(4)	400	401
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 5.09%, 11/26/28(4)	500	503
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.07%, 6/13/36(4)	780	804
4.34%, 1/9/48	500	410
Mitsubishi UFJ Financial Group, Inc.,
3.29%, 7/25/27	378	374
3.74%, 3/7/29	1,500	1,470
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31(4) †	1,000	1,021
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 4.53%, 9/12/31(4)	800	790
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 4.51%, 1/14/32(4)	400	393
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 7/20/33(4)	200	201
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.27%), 5.62%, 4/24/36(4)	200	205
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Banking – 1.5%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.93%), 5.19%, 9/12/36(4)	$200	$199
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 5.06%, 1/14/37(4)	200	196
Mizuho Financial Group, Inc.,
(Variable, CME Term SOFR 3M + 1.57%), 2.87%, 9/13/30(4)	1,210	1,142
(Variable, CME Term SOFR 3M + 1.33%), 2.59%, 5/25/31(4)	1,000	919
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 5.75%, 5/27/34(4) †	500	519
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.07%), 5.32%, 7/8/36(4)	300	301
National Australia Bank Ltd.,
4.90%, 1/14/30	500	508
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29(4)	1,000	1,003
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35(4)	300	311
Royal Bank of Canada,
(Variable, U.S. SOFR Compounded Index + 0.86%), 4.52%, 10/18/28(4)	1,000	1,000
(Variable, U.S. SOFR + 0.98%), 4.31%, 11/3/31(4) †	500	490
3.88%, 5/4/32	600	574
5.15%, 2/1/34	200	204
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 2.60%), 6.53%, 1/10/29(4)	700	718
Standard Chartered Bank,
4.85%, 12/3/27	250	252
Sumitomo Mitsui Financial Group, Inc.,
(Variable, U.S. SOFR + 1.38%), 4.95%, 7/8/33(4)	200	199
5.78%, 7/13/33	800	830
5.81%, 9/14/33†	300	313
(Variable, U.S. SOFR + 1.78%), 5.80%, 7/8/46(4)	1,350	1,329
FIXED INCOME FUNDS 48 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Banking – 1.5%continued
Toronto-Dominion Bank (The),
4.41%, 1/13/31	$1,200	$1,187
4.46%, 6/8/32	400	393
Westpac Banking Corp.,
5.46%, 11/18/27	500	508
1.95%, 11/20/28	308	291
5.05%, 4/16/29	500	509
6.82%, 11/17/33†	300	327
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.75%), 2.67%, 11/15/35(4)	170	153
4.42%, 7/24/39	300	269
		45,364
Beverages – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,500	1,367
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/1/30	600	579
8.00%, 11/15/39	310	387
4.95%, 1/15/42	190	179
5.55%, 1/23/49	700	688
4.50%, 6/1/50	200	180
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	200	167
Diageo Capital PLC,
5.63%, 10/5/33	500	521
Diageo Investment Corp.,
5.13%, 8/15/30	200	203
5.63%, 4/15/35†	300	310
		4,581
Biotechnology & Pharmaceuticals – 0.1%
Astrazeneca Finance LLC,
4.60%, 3/2/36	500	485
AstraZeneca PLC,
1.38%, 8/6/30	731	645
6.45%, 9/15/37	450	500
4.00%, 9/18/42	250	212
Takeda Pharmaceutical Co. Ltd.,
3.03%, 7/9/40	500	379
3.18%, 7/9/50	204	136
		2,357
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Chemicals – 0.0%
Nutrien Ltd.,
4.13%, 3/15/35	$23	$21
5.88%, 12/1/36	27	28
5.63%, 12/1/40	150	150
6.13%, 1/15/41	200	209
5.80%, 3/27/53	200	198
		606
Commercial Support Services – 0.0%
RELX Capital, Inc.,
4.75%, 3/27/30	300	301
Containers & Packaging – 0.0%
Smurfit Kappa Treasury ULC,
5.78%, 4/3/54†	200	199
E-Commerce Discretionary – 0.0%
Alibaba Group Holding Ltd.,
5.25%, 5/26/35	200	205
3.15%, 2/9/51	250	168
4.40%, 12/6/57	600	488
3.25%, 2/9/61	200	127
JD.com, Inc.,
3.38%, 1/14/30	300	290
		1,278
Electric Utilities – 0.0%
Emera U.S. Finance L.P.,
2.64%, 6/15/31	300	269
National Grid PLC,
5.60%, 6/12/28	150	153
		422
Electrical Equipment – 0.0%
nVent Finance S.a.r.l.,
5.65%, 5/15/33	200	206
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	57
		263
Forestry, Paper & Wood Products – 0.0%
Suzano Austria GmbH,
3.13%, 1/15/32	400	355
Suzano Netherlands B.V.,
5.50%, 1/15/36	530	515
		870
NORTHERN FUNDS QUARTERLY REPORT  49 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Governmental Banks – 0.4%
Export Development Canada,
3.88%, 2/14/28	$500	$498
4.13%, 2/13/29	1,000	998
Export-Import Bank of Korea,
5.25%, 1/14/35	300	311
2.50%, 6/29/41	500	363
Japan Bank for International Cooperation,
2.75%, 11/16/27	1,373	1,345
4.63%, 7/19/28	200	201
3.50%, 10/31/28	301	296
1.88%, 4/15/31	500	446
Korea Development Bank (The),
4.88%, 2/3/30	200	203
4.38%, 2/15/33	800	791
Kreditanstalt fuer Wiederaufbau,
2.88%, 4/3/28	1,215	1,189
3.88%, 5/15/28	1,000	995
4.63%, 3/18/30	1,000	1,014
3.75%, 7/15/30	1,000	983
4.38%, 2/28/34	1,500	1,501
0.00%, 4/18/36(10)	500	323
Landwirtschaftliche Rentenbank,
3.88%, 6/14/28	500	497
Oesterreichische Kontrollbank A.G.,
4.25%, 3/1/28	500	500
		12,454
Household Products – 0.0%
Unilever Capital Corp.,
4.88%, 9/8/28	400	404
5.90%, 11/15/32	125	134
4.63%, 8/12/34	100	98
		636
Industrial Support Services – 0.0%
Triton Container International Ltd./TAL International Container Corp.,
3.25%, 3/15/32	200	179
Institutional Financial Services – 0.1%
Marex Group PLC,
5.83%, 5/8/28	810	816
6.40%, 11/4/29	50	51
Nomura Holdings, Inc.,
5.39%, 7/6/27	1,200	1,211
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Institutional Financial Services – 0.1%continued
6.07%, 7/12/28	$270	$277
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.30%), 5.04%, 6/10/36(4) †	300	293
		2,648
Insurance – 0.1%
Fairfax Financial Holdings Ltd.,
6.35%, 3/22/54	200	204
6.50%, 5/20/55	250	261
Manulife Financial Corp.,
3.70%, 3/16/32	300	285
RenaissanceRe Holdings Ltd.,
5.75%, 6/5/33	500	513
XL Group Ltd.,
5.25%, 12/15/43	50	47
		1,310
Internet Media & Services – 0.0%
Baidu, Inc.,
4.38%, 3/29/28	870	868
Weibo Corp.,
3.38%, 7/8/30†	200	188
		1,056
Medical Equipment & Devices – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	250
5.00%, 3/15/42	100	92
Smith & Nephew PLC,
5.40%, 3/20/34	250	252
		594
Metals & Mining – 0.2%
AngloGold Ashanti Holdings PLC,
3.75%, 10/1/30	200	189
Barrick North America Finance LLC,
5.70%, 5/30/41	300	304
BHP Billiton Finance U.S.A. Ltd.,
5.00%, 2/21/30	400	405
5.00%, 2/15/36	500	499
4.13%, 2/24/42	200	172
5.50%, 9/8/53†	300	296
Kinross Gold Corp.,
6.25%, 7/15/33	100	105
FIXED INCOME FUNDS 50 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Metals & Mining – 0.2%continued
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	$100	$107
5.75%, 6/1/35	100	105
Rio Tinto Finance U.S.A. PLC,
4.50%, 3/14/28	250	250
4.75%, 3/22/42	150	139
4.13%, 8/21/42	300	256
5.75%, 3/14/55	250	253
5.88%, 3/14/65	300	305
Southern Copper Corp.,
7.50%, 7/27/35	300	346
6.75%, 4/16/40	90	100
Vale Overseas Ltd.,
6.13%, 6/12/33	600	628
6.40%, 6/28/54	400	408
		4,867
Oil & Gas Supply Chain – 0.3%
Canadian Natural Resources Ltd.,
7.20%, 1/15/32	15	17
6.45%, 6/30/33	135	146
6.75%, 2/1/39	200	219
Cenovus Energy, Inc.,
3.75%, 2/15/52	200	142
Enbridge, Inc.,
6.00%, 11/15/28	400	412
6.20%, 11/15/30	500	526
4.85%, 3/27/31	700	700
5.70%, 3/8/33	300	310
5.63%, 4/5/34	300	309
3.40%, 8/1/51	300	204
5.95%, 4/5/54	100	100
Equinor ASA,
2.38%, 5/22/30	870	802
4.25%, 11/23/41	350	307
South Bow U.S.A. Infrastructure Holdings LLC,
5.03%, 10/1/29	400	401
Suncor Energy, Inc.,
7.15%, 2/1/32	200	220
5.95%, 12/1/34	50	52
6.80%, 5/15/38	130	143
3.75%, 3/4/51	100	72
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Oil & Gas Supply Chain – 0.3%continued
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	$500	$472
TotalEnergies Capital S.A.,
5.15%, 4/5/34	400	406
5.28%, 9/10/54	500	471
5.64%, 4/5/64	250	242
5.43%, 9/10/64	250	234
TransCanada PipeLines Ltd.,
6.10%, 6/1/40	200	209
5.10%, 3/15/49	400	375
Woodside Finance Ltd.,
5.70%, 9/12/54	100	96
		7,587
Regional – 0.3%
Province of Alberta Canada,
4.50%, 1/24/34	500	499
Province of British Columbia Canada,
4.80%, 11/15/28	750	759
4.90%, 4/24/29	500	508
4.75%, 6/12/34	250	252
4.80%, 6/11/35	1,000	1,011
7.25%, 9/1/36	175	207
Province of Manitoba Canada,
4.90%, 5/31/34	500	509
Province of Ontario Canada,
4.20%, 1/18/29†	1,000	999
3.90%, 9/4/30	2,000	1,970
1.13%, 10/7/30	426	374
2.13%, 1/21/32	60	53
5.05%, 4/24/34	500	516
Province of Quebec Canada,
3.63%, 4/13/28	250	247
7.50%, 9/15/29	375	411
4.50%, 9/8/33	500	499
4.63%, 8/28/35	800	797
		9,611
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	117
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	1,280	1,219
NORTHERN FUNDS QUARTERLY REPORT  51 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Semiconductors – 0.1%continued
TSMC Arizona Corp.,
3.13%, 10/25/41	$500	$406
		1,625
Sovereign Agencies – 0.0%
Japan International Cooperation Agency,
4.00%, 5/23/28	400	397
Sovereign Government – 1.0%
Canada Government International Bond,
4.63%, 4/30/29	1,200	1,215
4.00%, 3/18/30	470	467
Chile Government International Bond,
5.65%, 1/13/37	300	311
3.50%, 1/25/50	210	152
5.33%, 1/5/54†	500	481
3.10%, 1/22/61	500	312
Indonesia Government International Bond,
3.50%, 1/11/28	500	494
5.60%, 1/15/35†	1,000	1,017
5.35%, 2/11/49	1,000	957
5.65%, 1/11/53†	300	294
Israel Government International Bond,
5.38%, 3/12/29	1,000	1,010
5.63%, 2/19/35	500	511
4.50%, 1/30/43	200	171
3.88%, 7/3/50	600	435
5.88%, 1/13/56	790	767
Korea International Bond,
3.50%, 9/20/28	500	492
Mexico Government International Bond,
5.40%, 2/9/28	1,000	1,006
3.25%, 4/16/30	742	691
4.88%, 5/19/33	258	244
3.50%, 2/12/34(11)	—	—
6.35%, 2/9/35	500	511
5.63%, 9/22/35	1,000	971
6.88%, 5/13/37	2,000	2,096
6.13%, 2/9/38	200	196
4.75%, 3/8/44	1,000	804
5.55%, 1/21/45	500	450
4.60%, 1/23/46	500	386
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Sovereign Government – 1.0%continued
4.35%, 1/15/47	$500	$370
4.40%, 2/12/52	700	500
6.34%, 5/4/53	500	468
6.75%, 2/9/56	200	196
Panama Government International Bond,
3.88%, 3/17/28	565	555
3.16%, 1/23/30	33	31
2.25%, 9/29/32	102	85
6.88%, 1/31/36	500	545
5.66%, 2/23/38	2,220	2,212
Peruvian Government International Bond,
5.50%, 3/30/36	530	535
6.55%, 3/14/37	500	547
3.30%, 3/11/41	500	387
5.63%, 11/18/50†	600	584
Philippine Government International Bond,
4.38%, 3/5/30	700	695
7.75%, 1/14/31	500	561
6.38%, 10/23/34	500	538
5.00%, 1/13/37	500	488
3.70%, 2/2/42	500	403
5.75%, 1/27/51	220	220
Republic of Italy Government International Bond,
2.88%, 10/17/29	1,200	1,144
5.38%, 6/15/33	175	181
Republic of Poland Government International Bond,
5.13%, 9/18/34	1,000	1,005
5.38%, 2/12/35	400	408
5.50%, 4/4/53	500	473
5.50%, 3/18/54	200	189
Uruguay Government International Bond,
7.63%, 3/21/36	250	295
5.10%, 6/18/50	750	701
		30,757
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.88%, 1/23/28	124	122
FIXED INCOME FUNDS 52 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Specialty Finance – 0.1%continued
5.75%, 6/6/28	$300	$306
3.00%, 10/29/28	1,230	1,184
6.15%, 9/30/30	300	313
3.30%, 1/30/32	1,000	914
5.30%, 1/19/34	200	200
ORIX Corp.,
5.00%, 9/13/27	300	302
4.45%, 9/9/30	700	689
		4,030
Steel – 0.0%
ArcelorMittal S.A.,
6.80%, 11/29/32	500	549
Supranationals – 1.2%
African Development Bank,
4.38%, 3/14/28	1,000	1,003
4.00%, 3/18/30	800	794
Asian Development Bank,
2.50%, 11/2/27	500	489
4.50%, 8/25/28	700	705
4.13%, 5/30/30†	1,750	1,744
4.00%, 1/12/33	2,000	1,964
Asian Infrastructure Investment Bank (The),
4.13%, 1/18/29	1,000	999
Corp. Andina de Fomento,
5.00%, 1/24/29	800	812
Council of Europe Development Bank,
4.13%, 1/24/29	500	499
European Bank for Reconstruction & Development,
4.38%, 3/9/28	1,000	1,003
European Investment Bank,
3.88%, 3/15/28	1,000	995
3.88%, 6/15/28	500	497
4.00%, 2/15/29	1,000	996
3.75%, 11/15/29	500	493
3.88%, 10/15/30	2,000	1,974
3.75%, 3/13/31†	900	882
4.38%, 10/10/31	900	906
3.75%, 2/14/33	1,900	1,839
4.88%, 2/15/36	200	206
Inter-American Development Bank,
1.13%, 7/20/28	197	185
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Supranationals – 1.2%continued
3.13%, 9/18/28	$1,000	$978
3.75%, 6/14/30	1,000	983
1.13%, 1/13/31	1,000	873
3.50%, 4/12/33	300	285
3.88%, 10/28/41	200	177
International Bank for Reconstruction & Development,
3.63%, 5/5/28	2,000	1,981
3.50%, 7/12/28	2,000	1,974
4.00%, 7/25/30	500	496
3.50%, 10/28/30	2,000	1,944
2.50%, 3/29/32	1,000	910
4.00%, 5/6/32	1,400	1,379
3.88%, 8/28/34	500	483
4.70%, 11/8/34	500	500
4.75%, 2/15/35	25	26
5.06%, 2/28/39	1,000	982
International Finance Corp.,
4.25%, 7/2/29	1,000	1,002
Nordic Investment Bank,
4.38%, 3/14/28	700	702
		34,660
Telecommunications – 0.2%
America Movil S.A.B. de C.V.,
6.13%, 11/15/37	505	529
4.38%, 4/22/49	500	419
Bell Telephone Co. of Canada or Bell Canada,
5.10%, 5/11/33	800	800
British Telecommunications Ltd.,
5.13%, 12/4/28	200	202
9.63%, 12/15/30	100	118
Deutsche Telekom International Finance B.V.,
8.25%, 6/15/30	400	450
Orange S.A.,
9.00%, 3/1/31	610	712
Rogers Communications, Inc.,
4.50%, 3/15/42	400	339
5.45%, 10/1/43	49	46
4.55%, 3/15/52	500	397
Telefonica Emisiones S.A.,
5.21%, 3/8/47	570	506
NORTHERN FUNDS QUARTERLY REPORT  53 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Telecommunications – 0.2%continued
TELUS Corp.,
3.40%, 5/13/32	$400	$364
Vodafone Group PLC,
7.88%, 2/15/30	2	2
6.15%, 2/27/37	59	62
4.25%, 9/17/50	400	308
5.63%, 2/10/53	400	372
5.88%, 6/28/64†	300	284
		5,910
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.91%, 4/2/30	400	402
5.83%, 2/20/31	400	417
4.63%, 3/22/33	300	293
5.63%, 8/15/35†	250	258
4.39%, 8/15/37	330	302
7.08%, 8/2/53	100	113
Reynolds American, Inc.,
7.25%, 6/15/37	250	284
6.15%, 9/15/43	65	66
5.85%, 8/15/45	795	783
		2,918
Transportation & Logistics – 0.1%
Canadian National Railway Co.,
6.90%, 7/15/28	25	26
4.20%, 3/12/31	500	490
6.25%, 8/1/34	15	16
6.20%, 6/1/36	40	44
6.38%, 11/15/37	20	22
4.40%, 8/5/52	300	252
Canadian Pacific Railway Co.,
4.80%, 3/30/30	600	603
5.95%, 5/15/37	710	751
4.95%, 8/15/45	100	92
		2,296
Total Foreign Issuer Bonds
(Cost $188,275)		184,449

U.S. GOVERNMENT AGENCIES – 24.8% (12)
Fannie Mae – 12.4%
0.75%, 10/8/27	350	336
7.13%, 1/15/30	1,175	1,287
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
0.88%, 8/5/30	$600	$526
6.63%, 11/15/30	200	219
5.63%, 7/15/37	250	272
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	266	255
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(1)	146	143
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.35%, 7/25/28(1)	177	174
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.63%, 8/25/30(1)	99	96
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.74%, 9/25/30(1)	131	128
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.90%, 1/25/28(1)	95	93
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.06%, 3/25/28(1)	60	59
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.30%, 6/25/28(1)	75	74
Fannie Mae-Aces, Series 2019-M1, Class A2,
3.54%, 9/25/28(1)	211	207
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	89	84
Fannie Mae-Aces, Series 2019-M2, Class A2,
3.62%, 11/25/28(1)	259	255
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	124	120
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	150	145
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	98	94
FIXED INCOME FUNDS 54 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	$200	$178
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	483	436
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.32%, 10/25/30(1)	321	285
Fannie Mae-Aces, Series 2020-M53, Class A2,
1.69%, 11/25/32(1)	200	171
Fannie Mae-Aces, Series 2021-M1, Class A2,
1.39%, 11/25/30(1)	987	874
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.46%, 3/25/31(1)	200	175
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.67%, 10/25/31(1)	200	173
Fannie Mae-Aces, Series 2022-M10, Class A2,
1.93%, 1/25/32(1)	239	210
Fannie Mae-Aces, Series 2022-M2, Class A2,
2.40%, 11/25/31	100	91
Fannie Mae-Aces, Series 2023-M1S, Class A2,
4.50%, 4/25/33(1)	350	348
Fannie Mae-Aces, Series 2025-M1, Class A2,
4.70%, 1/25/35	150	150
Fannie Mae-Aces, Series 2025-M4, Class A2,
4.39%, 4/25/35	300	293
Fannie Mae-Aces, Series 2026-G1, Class A2,
4.50%, 11/25/32	100	100
Fannie Mae-Aces, Series 2026-M9, Class A2,
1.62%, 1/25/33(1)	100	84
Pool #256925,
6.00%, 10/1/37	3	4
Pool #256959,
6.00%, 11/1/37	24	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #257042,
6.50%, 1/1/38	$55	$58
Pool #257237,
4.50%, 6/1/28	1	1
Pool #707791,
5.00%, 6/1/33	20	20
Pool #725425,
5.50%, 4/1/34	9	9
Pool #730811,
4.50%, 8/1/33	8	8
Pool #735222,
5.00%, 2/1/35	6	6
Pool #735358,
5.50%, 2/1/35	22	22
Pool #735502,
6.00%, 4/1/35	3	4
Pool #737853,
5.00%, 9/1/33	55	54
Pool #745336,
5.00%, 3/1/36	116	117
Pool #745418,
5.50%, 4/1/36	9	9
Pool #745754,
5.00%, 9/1/34	82	82
Pool #745826,
6.00%, 7/1/36	35	37
Pool #747383,
5.50%, 10/1/33	13	13
Pool #755632,
5.00%, 4/1/34	17	17
Pool #772730,
5.00%, 4/1/34	19	18
Pool #790406,
6.00%, 9/1/34	9	9
Pool #793666,
5.50%, 9/1/34	6	6
Pool #796250,
5.50%, 11/1/34	12	13
Pool #800471,
5.50%, 10/1/34	24	25
Pool #817795,
6.00%, 8/1/36	6	7
NORTHERN FUNDS QUARTERLY REPORT  55 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #826057,
5.00%, 7/1/35	$21	$21
Pool #826585,
5.00%, 8/1/35	25	25
Pool #828523,
5.00%, 7/1/35	11	11
Pool #831676,
6.50%, 8/1/36	3	3
Pool #833067,
5.50%, 9/1/35	50	52
Pool #833163,
5.00%, 9/1/35	18	18
Pool #845425,
6.00%, 2/1/36	4	4
Pool #868435,
6.00%, 4/1/36	48	50
Pool #869710,
6.00%, 4/1/36	10	11
Pool #871135,
6.00%, 1/1/37	14	15
Pool #885866,
6.00%, 6/1/36	51	54
Pool #888100,
5.50%, 9/1/36	40	40
Pool #888205,
6.50%, 2/1/37	10	10
Pool #889224,
5.50%, 1/1/37	43	44
Pool #889401,
6.00%, 3/1/38	22	23
Pool #889579,
6.00%, 5/1/38	47	50
Pool #889630,
6.50%, 3/1/38	5	5
Pool #889970,
5.00%, 12/1/36	32	32
Pool #890234,
6.00%, 10/1/38	23	24
Pool #890796,
3.50%, 12/1/45	408	379
Pool #893363,
5.00%, 6/1/36	7	7
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #893366,
5.00%, 4/1/35	$15	$15
Pool #898417,
6.00%, 10/1/36	7	7
Pool #899079,
5.00%, 3/1/37	13	13
Pool #902414,
5.50%, 11/1/36	26	27
Pool #906090,
5.50%, 1/1/37	23	24
Pool #918515,
5.00%, 6/1/37	23	24
Pool #923123,
5.00%, 4/1/36	7	7
Pool #928261,
4.50%, 3/1/36	22	21
Pool #928584,
6.50%, 8/1/37	74	78
Pool #928909,
6.00%, 12/1/37(11)	—	—
Pool #928915,
6.00%, 11/1/37	2	2
Pool #930606,
4.00%, 2/1/39	101	98
Pool #932023,
5.00%, 1/1/38	18	18
Pool #940623,
5.50%, 8/1/37	6	6
Pool #943388,
6.00%, 6/1/37	18	19
Pool #943617,
6.00%, 8/1/37	9	9
Pool #945876,
5.50%, 8/1/37	3	4
Pool #947216,
6.00%, 10/1/37	16	16
Pool #953018,
6.50%, 10/1/37	24	25
Pool #953910,
6.00%, 11/1/37	14	15
Pool #955771,
6.50%, 10/1/37	10	10
FIXED INCOME FUNDS 56 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #959604,
6.50%, 11/1/37	$2	$2
Pool #959880,
5.50%, 11/1/37	4	4
Pool #962687,
5.00%, 4/1/38	26	26
Pool #968037,
6.00%, 1/1/38	20	21
Pool #969632,
6.50%, 1/1/38	14	14
Pool #970013,
4.50%, 6/1/38	57	57
Pool #972452,
5.50%, 3/1/38	34	34
Pool #981854,
5.50%, 7/1/38	6	7
Pool #986760,
5.50%, 7/1/38	73	74
Pool #992472,
6.00%, 10/1/38	7	7
Pool #995018,
5.50%, 6/1/38	15	16
Pool #995203,
5.00%, 7/1/35	90	90
Pool #995879,
6.00%, 4/1/39	19	20
Pool #AA0649,
5.00%, 12/1/38	74	75
Pool #AA4482,
4.00%, 4/1/39	91	88
Pool #AA8978,
4.50%, 7/1/39	12	12
Pool #AA9357,
4.50%, 8/1/39	81	81
Pool #AB2067,
3.50%, 1/1/41	196	184
Pool #AB2092,
4.00%, 1/1/41	128	124
Pool #AB2693,
4.50%, 4/1/41	132	131
Pool #AB2768,
4.50%, 4/1/41	119	117
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #AB3035,
5.00%, 5/1/41	$207	$208
Pool #AB3246,
5.00%, 7/1/41	45	45
Pool #AB4293,
3.50%, 1/1/42	244	228
Pool #AB6016,
3.50%, 8/1/42	148	138
Pool #AB7076,
3.00%, 11/1/42	732	664
Pool #AB7503,
3.00%, 1/1/43	268	242
Pool #AB7733,
3.00%, 1/1/43	584	529
Pool #AB9019,
3.00%, 4/1/43	311	279
Pool #AB9136,
2.50%, 4/1/43	33	29
Pool #AB9990,
3.00%, 7/1/33	56	54
Pool #AC3263,
4.50%, 9/1/29	16	16
Pool #AC6118,
4.50%, 11/1/39	49	49
Pool #AC8518,
5.00%, 12/1/39	79	80
Pool #AD0119,
6.00%, 7/1/38	60	63
Pool #AD0639,
6.00%, 12/1/38	15	16
Pool #AD0969,
5.50%, 8/1/37	72	75
Pool #AD5241,
4.50%, 7/1/40	64	63
Pool #AD5525,
5.00%, 6/1/40	90	91
Pool #AD7859,
5.00%, 6/1/40	36	36
Pool #AE0981,
3.50%, 3/1/41	154	144
Pool #AE1807,
4.00%, 10/1/40	239	232
NORTHERN FUNDS QUARTERLY REPORT  57 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #AE3873,
4.50%, 10/1/40	$33	$33
Pool #AE5436,
4.50%, 10/1/40	63	62
Pool #AH3226,
5.00%, 2/1/41	33	33
Pool #AH4158,
4.00%, 1/1/41	44	43
Pool #AH8854,
4.50%, 4/1/41	53	53
Pool #AI3470,
4.50%, 6/1/41	90	89
Pool #AI4361,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 8.09% Cap), 6.55%, 9/1/41(13)	2	2
Pool #AI4380,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 7.93% Cap), 6.18%, 11/1/41(13)	5	5
Pool #AI5603,
4.50%, 7/1/41	50	49
Pool #AI7743,
4.00%, 8/1/41	52	50
Pool #AI9555,
4.00%, 9/1/41	112	108
Pool #AI9828,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.82%, 1.82% Floor, 7.93% Cap), 6.35%, 11/1/41(13)	2	2
Pool #AJ4093,
3.50%, 10/1/26(11)	—	—
Pool #AJ4408,
4.50%, 10/1/41	41	40
Pool #AJ6086,
3.00%, 12/1/26	2	2
Pool #AJ9218,
4.00%, 2/1/42	189	182
Pool #AJ9326,
3.50%, 1/1/42	394	368
Pool #AJ9355,
3.00%, 1/1/27	7	7
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #AK4813,
3.50%, 3/1/42	$133	$124
Pool #AK4945,
3.50%, 2/1/42	102	96
Pool #AK7766,
2.50%, 3/1/27	13	13
Pool #AK9444,
4.00%, 3/1/42	22	21
Pool #AL0442,
5.50%, 6/1/40	23	24
Pool #AL1849,
6.00%, 2/1/39	85	89
Pool #AL1939,
3.50%, 6/1/42	380	355
Pool #AL2243,
4.00%, 3/1/42	256	248
Pool #AL2397,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.71%, 1.71% Floor, 7.77% Cap), 6.31%, 8/1/42(13)	3	4
Pool #AL3803,
3.00%, 6/1/28	25	24
Pool #AL4462,
2.50%, 6/1/28	41	41
Pool #AL5167,
3.50%, 1/1/34	55	53
Pool #AL5254,
3.00%, 11/1/27	12	12
Pool #AL5377,
4.00%, 6/1/44	845	814
Pool #AL5734,
3.50%, 9/1/29	85	84
Pool #AL5785,
4.00%, 9/1/44	499	477
Pool #AL6488,
3.50%, 8/1/43	187	175
Pool #AL7807,
3.00%, 11/1/30	92	90
Pool #AL8951,
3.00%, 8/1/46	250	224
Pool #AO0752,
3.00%, 4/1/42	159	144
FIXED INCOME FUNDS 58 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #AO0800,
3.00%, 4/1/27	$11	$11
Pool #AO4136,
3.50%, 6/1/42	207	194
Pool #AO8629,
3.50%, 7/1/42	81	76
Pool #AP6273,
3.00%, 10/1/42	221	200
Pool #AQ6784,
3.50%, 12/1/42	202	189
Pool #AQ8185,
2.50%, 1/1/28	12	12
Pool #AQ8647,
3.50%, 12/1/42	309	289
Pool #AR1706,
2.50%, 1/1/28	106	104
Pool #AR3054,
3.00%, 1/1/28	33	33
Pool #AR3792,
3.00%, 2/1/43	165	149
Pool #AR9188,
2.50%, 3/1/43	53	46
Pool #AR9582,
3.00%, 3/1/43	131	119
Pool #AS0018,
3.00%, 7/1/43	157	142
Pool #AS0275,
3.00%, 8/1/33	65	62
Pool #AS3294,
4.00%, 9/1/44	310	297
Pool #AS3600,
3.00%, 10/1/29	197	193
Pool #AS4085,
4.00%, 12/1/44	141	135
Pool #AS4306,
3.00%, 1/1/45	225	203
Pool #AS5500,
3.00%, 7/1/35	83	79
Pool #AS5666,
4.00%, 8/1/45	209	200
Pool #AS5892,
3.50%, 10/1/45	233	217
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #AS6262,
3.50%, 11/1/45	$298	$276
Pool #AS6398,
3.50%, 12/1/45	259	241
Pool #AS6730,
3.50%, 2/1/46	389	359
Pool #AS7149,
3.00%, 5/1/46	443	399
Pool #AS7157,
3.00%, 5/1/46	173	155
Pool #AS7247,
4.00%, 5/1/46	85	81
Pool #AS7343,
3.00%, 6/1/46	167	150
Pool #AS7480,
2.00%, 7/1/31	33	31
Pool #AS7580,
3.00%, 7/1/46	199	178
Pool #AS8067,
3.00%, 10/1/46	455	408
Pool #AS8074,
3.00%, 10/1/46	144	129
Pool #AS8178,
3.00%, 10/1/36	45	42
Pool #AS8194,
2.50%, 10/1/31	445	427
Pool #AS8424,
3.00%, 12/1/36	80	75
Pool #AS8699,
4.00%, 1/1/47	502	477
Pool #AS8960,
4.00%, 3/1/47	171	162
Pool #AS9505,
3.00%, 4/1/32	128	124
Pool #AS9615,
4.50%, 5/1/47	110	107
Pool #AT2720,
3.00%, 5/1/43	363	329
Pool #AT3180,
3.00%, 5/1/43	190	172
Pool #AU1657,
2.50%, 7/1/28	31	31
NORTHERN FUNDS QUARTERLY REPORT  59 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #AU1689,
3.50%, 8/1/43	$915	$852
Pool #AU3164,
3.00%, 8/1/33	65	62
Pool #AU5919,
3.50%, 9/1/43	286	266
Pool #AV2339,
4.00%, 12/1/43	139	134
Pool #AW8167,
3.50%, 2/1/42	133	124
Pool #AW8595,
3.00%, 8/1/29	38	37
Pool #AX2163,
3.50%, 11/1/44	166	155
Pool #AX4413,
4.00%, 11/1/44	182	174
Pool #AX4839,
3.50%, 11/1/44	240	223
Pool #AY9555,
3.00%, 5/1/45	219	197
Pool #AZ1449,
3.00%, 7/1/45	173	156
Pool #AZ2936,
3.00%, 9/1/45	121	109
Pool #AZ2947,
4.00%, 9/1/45	241	230
Pool #AZ4775,
3.50%, 10/1/45	159	147
Pool #AZ6684,
3.00%, 2/1/31	152	147
Pool #BA2911,
3.00%, 11/1/30	52	50
Pool #BC0326,
3.50%, 12/1/45	122	113
Pool #BC0822,
3.50%, 4/1/46	1,048	973
Pool #BC1510,
3.00%, 8/1/46	152	136
Pool #BC9096,
3.50%, 12/1/46	214	196
Pool #BE3171,
2.50%, 2/1/32	147	141
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #BH1130,
3.50%, 4/1/32	$79	$78
Pool #BH7032,
3.50%, 12/1/47	97	89
Pool #BH7106,
3.50%, 1/1/48	205	189
Pool #BJ0648,
3.50%, 3/1/48	224	207
Pool #BJ9181,
5.00%, 5/1/48	173	173
Pool #BJ9260,
4.00%, 4/1/48	169	161
Pool #BJ9977,
4.00%, 5/1/48	143	135
Pool #BK0276,
4.00%, 9/1/48	66	62
Pool #BK0920,
4.00%, 7/1/48	284	270
Pool #BK0922,
4.50%, 7/1/48	47	46
Pool #BK3044,
2.50%, 9/1/50	382	323
Pool #BK4740,
4.00%, 8/1/48	87	83
Pool #BK4764,
4.00%, 8/1/48	88	84
Pool #BK4816,
4.00%, 9/1/48	123	117
Pool #BM1787,
4.00%, 9/1/47	97	93
Pool #BM2001,
3.50%, 12/1/46	62	57
Pool #BM3286,
4.50%, 11/1/47	35	34
Pool #BM5288,
3.50%, 1/1/34	81	78
Pool #BM5804,
5.00%, 1/1/49	204	204
Pool #BN1176,
4.50%, 11/1/48	86	83
Pool #BN1628,
4.50%, 11/1/48	53	52
FIXED INCOME FUNDS 60 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #BN5947,
3.50%, 6/1/49	$145	$133
Pool #BN6097,
4.00%, 6/1/49	409	387
Pool #BN6683,
3.50%, 6/1/49	195	179
Pool #BN8985,
2.00%, 3/1/51	282	226
Pool #BN9007,
2.00%, 3/1/51	658	534
Pool #BO1012,
3.50%, 8/1/49	72	66
Pool #BO1021,
3.50%, 8/1/49	90	83
Pool #BO1169,
3.50%, 7/1/49	66	61
Pool #BO1444,
3.00%, 10/1/49	154	137
Pool #BO1461,
3.00%, 10/1/49	96	85
Pool #BO3181,
2.50%, 10/1/49	356	301
Pool #BO4708,
3.00%, 11/1/49	301	267
Pool #BO8620,
3.00%, 12/1/49	341	301
Pool #BP3454,
2.00%, 5/1/36	333	304
Pool #BP4660,
2.50%, 5/1/50	99	83
Pool #BP6496,
2.00%, 7/1/35	457	417
Pool #BP6626,
2.00%, 8/1/50	716	578
Pool #BP6683,
2.50%, 9/1/50	471	397
Pool #BP7273,
2.50%, 8/1/50	269	227
Pool #BP7585,
2.00%, 9/1/50	2,347	1,893
Pool #BQ0202,
2.50%, 8/1/50	348	297
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #BQ1147,
2.50%, 10/1/50	$529	$453
Pool #BQ1351,
2.50%, 8/1/50	448	382
Pool #BQ4077,
2.00%, 12/1/50	785	628
Pool #BQ5056,
2.00%, 10/1/50	278	227
Pool #BQ5979,
2.00%, 11/1/50	1,136	922
Pool #BR1035,
2.00%, 5/1/51	4,775	3,845
Pool #BR4450,
1.50%, 2/1/36	448	401
Pool #BR6042,
2.00%, 2/1/51	1,734	1,396
Pool #BR9755,
2.00%, 4/1/51	1,145	937
Pool #BR9761,
2.00%, 4/1/51	858	689
Pool #BT1034,
2.00%, 7/1/51	1,635	1,319
Pool #BT2034,
2.50%, 3/1/42	684	607
Pool #BT4528,
2.50%, 9/1/51	7,444	6,408
Pool #BT8308,
4.50%, 8/1/52	673	650
Pool #BT9031,
2.00%, 8/1/41	673	582
Pool #BU0066,
2.50%, 10/1/51	765	654
Pool #BU4046,
5.00%, 7/1/53	806	798
Pool #BX1915,
6.00%, 1/1/53	627	651
Pool #BX6021,
5.00%, 2/1/53	303	300
Pool #BY0545,
5.00%, 5/1/53	1,792	1,770
Pool #BY4424,
5.50%, 7/1/53	692	699
NORTHERN FUNDS QUARTERLY REPORT  61 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #CA0110,
3.50%, 8/1/47	$191	$176
Pool #CA0619,
4.00%, 10/1/47	54	51
Pool #CA0620,
4.00%, 10/1/47	683	648
Pool #CA0656,
3.50%, 11/1/47	510	471
Pool #CA0859,
3.50%, 12/1/47	367	338
Pool #CA0917,
3.50%, 12/1/47	329	303
Pool #CA1370,
4.00%, 3/1/48	176	167
Pool #CA1378,
4.00%, 3/1/48	141	133
Pool #CA1564,
4.50%, 4/1/48	60	59
Pool #CA1711,
4.50%, 5/1/48	178	173
Pool #CA1902,
4.50%, 6/1/48	172	168
Pool #CA1909,
4.50%, 6/1/48	88	86
Pool #CA1951,
4.00%, 7/1/48	95	90
Pool #CA1952,
4.50%, 6/1/48	41	40
Pool #CA2056,
4.50%, 7/1/48	54	53
Pool #CA2208,
4.50%, 8/1/48	55	53
Pool #CA2256,
3.50%, 8/1/33	67	65
Pool #CA2366,
3.50%, 9/1/48	62	57
Pool #CA2375,
4.00%, 9/1/48	260	247
Pool #CA2559,
4.00%, 11/1/33	79	78
Pool #CA2729,
4.50%, 11/1/48	207	202
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #CA3640,
4.00%, 6/1/49	$228	$216
Pool #CA4029,
4.00%, 8/1/49	643	609
Pool #CA4143,
3.00%, 9/1/49	2,007	1,783
Pool #CA4420,
3.00%, 10/1/49	303	269
Pool #CA4792,
3.00%, 12/1/49	177	157
Pool #CA5020,
3.50%, 1/1/50	334	306
Pool #CA5452,
3.00%, 3/1/50	571	503
Pool #CA5508,
3.00%, 4/1/50	710	622
Pool #CA5700,
2.50%, 5/1/50	3,094	2,641
Pool #CA6072,
2.50%, 6/1/50	299	253
Pool #CA6074,
2.50%, 6/1/50	410	347
Pool #CA6144,
2.50%, 6/1/50	471	398
Pool #CA6290,
3.00%, 7/1/50	345	305
Pool #CA6305,
2.50%, 7/1/50	806	681
Pool #CA6339,
2.50%, 7/1/50	812	686
Pool #CA6346,
2.50%, 7/1/50	467	394
Pool #CA6563,
2.50%, 8/1/35	344	323
Pool #CA6601,
2.50%, 8/1/50	345	293
Pool #CA6951,
2.50%, 9/1/50	323	274
Pool #CA6962,
2.50%, 9/1/50	479	408
Pool #CA7216,
2.00%, 10/1/50	2,100	1,704
FIXED INCOME FUNDS 62 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #CA7232,
2.50%, 10/1/50	$918	$775
Pool #CA7596,
2.00%, 11/1/50	366	294
Pool #CA7600,
2.50%, 11/1/50	961	811
Pool #CA7697,
1.50%, 11/1/50	1,168	898
Pool #CA7736,
2.50%, 11/1/50	966	819
Pool #CA8043,
2.50%, 12/1/50	575	490
Pool #CA9143,
2.00%, 2/1/36	599	547
Pool #CA9355,
2.00%, 3/1/41	373	325
Pool #CA9418,
1.50%, 3/1/36	99	89
Pool #CB0113,
2.00%, 4/1/41	574	502
Pool #CB0325,
2.00%, 4/1/51	1,354	1,090
Pool #CB1903,
2.50%, 10/1/51	1,299	1,113
Pool #CB2049,
2.50%, 11/1/51	1,508	1,261
Pool #CB2079,
2.00%, 11/1/51	3,405	2,760
Pool #CB3597,
3.50%, 5/1/52	1,317	1,196
Pool #CB3705,
3.00%, 5/1/37	178	169
Pool #CB4377,
4.00%, 8/1/52	437	411
Pool #CB5094,
6.50%, 11/1/52	1,054	1,112
Pool #CB6031,
5.00%, 4/1/53	74	74
Pool #CB6034,
6.50%, 4/1/53	174	182
Pool #CB6750,
5.50%, 7/1/53	811	820
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #CB6755,
6.00%, 7/1/53	$647	$666
Pool #CB6933,
6.50%, 8/1/53	189	199
Pool #CB7120,
6.00%, 9/1/53	265	271
Pool #CB7123,
6.00%, 9/1/53	269	277
Pool #CB7444,
6.50%, 11/1/53	649	684
Pool #CB8484,
5.50%, 5/1/54	565	572
Pool #CB8821,
6.00%, 7/1/54	742	766
Pool #CB9323,
5.50%, 10/1/54	851	864
Pool #CB9485,
5.50%, 11/1/54	3,805	3,857
Pool #CB9506,
6.00%, 11/1/54	853	885
Pool #CC0102,
5.50%, 3/1/55	2,164	2,188
Pool #CC0260,
6.00%, 4/1/55	522	542
Pool #CC1056,
6.50%, 9/1/55	1,828	1,921
Pool #CC1666,
4.50%, 12/1/55	295	282
Pool #DA0508,
6.00%, 10/1/53	180	184
Pool #FA0386,
5.00%, 12/1/54	911	903
Pool #FA0460,
2.50%, 9/1/42	870	776
Pool #FA0684,
6.00%, 2/1/55	1,503	1,538
Pool #FA0689,
6.00%, 3/1/55	2,007	2,061
Pool #FA1595,
5.50%, 5/1/55	883	897
Pool #FA1856,
5.50%, 6/1/55	1,247	1,254
NORTHERN FUNDS QUARTERLY REPORT  63 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #FA2470,
3.50%, 5/1/53	$1,361	$1,237
Pool #FA4423,
11/1/55(2)	917	968
Pool #FA4929,
2.00%, 6/1/42	195	170
Pool #FA5228,
6.50%, 4/1/56	475	494
Pool #FA5255,
5.00%, 4/1/56	498	491
Pool #FA5354,
5.50%, 4/1/56	489	496
Pool #FA5431,
4.50%, 4/1/56	496	478
Pool #FA5676,
5.00%, 5/1/56	996	985
Pool #FA5712,
5.00%, 5/1/56	992	983
Pool #FM1496,
3.50%, 9/1/49	953	874
Pool #FM1708,
3.00%, 12/1/45	183	166
Pool #FM1742,
3.00%, 10/1/49	193	171
Pool #FM1938,
4.50%, 9/1/49	289	281
Pool #FM2305,
3.50%, 2/1/50	490	450
Pool #FM2715,
3.00%, 3/1/50	126	111
Pool #FM2778,
3.00%, 3/1/50	796	707
Pool #FM2963,
3.00%, 2/1/50	674	602
Pool #FM3125,
3.50%, 3/1/50	652	596
Pool #FM3225,
3.00%, 5/1/50	458	407
Pool #FM3610,
4.00%, 6/1/50	187	176
Pool #FM3747,
2.50%, 8/1/50	754	640
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #FM4055,
2.50%, 8/1/50	$5,321	$4,539
Pool #FM4149,
3.00%, 9/1/50	2,193	1,945
Pool #FM4193,
2.50%, 9/1/50	514	439
Pool #FM4476,
2.00%, 10/1/50	1,370	1,111
Pool #FM4544,
2.00%, 10/1/50	734	593
Pool #FM4598,
2.00%, 11/1/40	161	140
Pool #FM4734,
2.00%, 11/1/35	798	729
Pool #FM4799,
2.00%, 11/1/50	617	500
Pool #FM4868,
2.00%, 11/1/50	1,035	845
Pool #FM4951,
1.50%, 11/1/35	360	323
Pool #FM5087,
2.00%, 12/1/50	425	345
Pool #FM5210,
2.00%, 12/1/50	617	508
Pool #FM5534,
2.00%, 1/1/41	239	208
Pool #FM5570,
2.00%, 1/1/36	435	398
Pool #FM5849,
2.00%, 12/1/50	828	664
Pool #FM6055,
2.00%, 2/1/51	1,589	1,290
Pool #FM6099,
2.00%, 2/1/51	1,643	1,319
Pool #FM6338,
2.00%, 2/1/51	978	794
Pool #FM6496,
2.00%, 2/1/51	443	363
Pool #FM6550,
2.00%, 3/1/51	314	256
Pool #FM6943,
2.00%, 4/1/51	1,069	875
FIXED INCOME FUNDS 64 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #FM6964,
2.00%, 5/1/51	$832	$681
Pool #FM6991,
2.00%, 4/1/51	1,324	1,074
Pool #FM7078,
2.00%, 4/1/51	987	810
Pool #FM7080,
2.00%, 4/1/51	506	414
Pool #FM7411,
2.00%, 5/1/51	2,713	2,168
Pool #FM7429,
1.50%, 5/1/36	156	139
Pool #FM7622,
2.00%, 5/1/51	672	550
Pool #FM8146,
2.00%, 7/1/36	1,032	941
Pool #FM8848,
2.50%, 9/1/41	641	571
Pool #FS0153,
2.00%, 12/1/36	281	256
Pool #FS1096,
2.00%, 1/1/51	1,147	926
Pool #FS2039,
2.00%, 2/1/51	757	611
Pool #FS2442,
4.00%, 7/1/52	667	627
Pool #FS2815,
4.00%, 9/1/52	371	350
Pool #FS3086,
5.50%, 10/1/52	1,387	1,398
Pool #FS3402,
5.00%, 11/1/52	292	289
Pool #FS3421,
5.00%, 12/1/52	292	289
Pool #FS3452,
5.00%, 12/1/52	502	503
Pool #FS3747,
5.50%, 12/1/52	520	526
Pool #FS3762,
5.00%, 12/1/52	417	414
Pool #FS3921,
5.50%, 2/1/53	334	342
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #FS4041,
5.50%, 3/1/53	$494	$500
Pool #FS4047,
3.50%, 12/1/42	149	140
Pool #FS4463,
1.50%, 8/1/37	424	378
Pool #FS4485,
6.00%, 5/1/53	451	468
Pool #FS4522,
5.00%, 5/1/53	156	154
Pool #FS4842,
5.50%, 6/1/53	216	219
Pool #FS4931,
6.00%, 6/1/53	603	622
Pool #FS5050,
3.00%, 6/1/52	5,270	4,598
Pool #FS5115,
5.50%, 6/1/53	394	398
Pool #FS5116,
5.50%, 6/1/53	346	349
Pool #FS5119,
6.00%, 7/1/53	2,083	2,162
Pool #FS5304,
5.50%, 7/1/53	145	147
Pool #FS5396,
5.00%, 7/1/53	1,602	1,595
Pool #FS5436,
5.50%, 8/1/53	261	266
Pool #FS5562,
2.00%, 3/1/52	2,778	2,254
Pool #FS5584,
6.50%, 8/1/53	302	318
Pool #FS5696,
2.00%, 4/1/51	248	200
Pool #FS5709,
5.00%, 8/1/53	705	700
Pool #FS5838,
6.00%, 9/1/53	962	989
Pool #FS5946,
2.00%, 3/1/37	2,102	1,915
Pool #FS5965,
6.00%, 10/1/53	285	296
NORTHERN FUNDS QUARTERLY REPORT  65 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #FS6092,
6.00%, 10/1/53	$242	$249
Pool #FS6315,
6.50%, 11/1/53	282	294
Pool #FS6461,
6.00%, 10/1/53	351	362
Pool #FS6533,
6.00%, 6/1/53	1,528	1,589
Pool #FS6598,
3.50%, 8/1/52	2,388	2,174
Pool #FS6611,
7.00%, 12/1/53	881	930
Pool #FS6635,
3.00%, 11/1/53	1,266	1,106
Pool #FS6855,
6.50%, 2/1/54	332	346
Pool #FS7033,
6.00%, 8/1/53	504	519
Pool #FS8129,
5.50%, 5/1/54	497	505
Pool #FS8144,
5.50%, 5/1/54	654	665
Pool #MA0361,
4.00%, 3/1/30	15	15
Pool #MA0711,
3.50%, 4/1/31	33	32
Pool #MA1138,
3.50%, 8/1/32	68	66
Pool #MA1141,
3.00%, 8/1/32	32	31
Pool #MA1200,
3.00%, 10/1/32	191	183
Pool #MA2320,
3.00%, 7/1/35	172	162
Pool #MA2473,
3.50%, 12/1/35	69	67
Pool #MA2512,
4.00%, 1/1/46	98	94
Pool #MA2670,
3.00%, 7/1/46	469	421
Pool #MA2672,
3.00%, 7/1/36	91	86
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #MA2705,
3.00%, 8/1/46	$339	$304
Pool #MA2737,
3.00%, 9/1/46	158	142
Pool #MA2771,
3.00%, 10/1/46	172	153
Pool #MA2775,
2.50%, 10/1/31	67	64
Pool #MA2781,
2.50%, 10/1/46	129	111
Pool #MA2804,
3.00%, 11/1/36	179	169
Pool #MA2863,
3.00%, 1/1/47	2,835	2,531
Pool #MA2895,
3.00%, 2/1/47	177	157
Pool #MA3028,
3.50%, 6/1/37	139	133
Pool #MA3057,
3.50%, 7/1/47	262	241
Pool #MA3058,
4.00%, 7/1/47	97	92
Pool #MA3059,
3.50%, 7/1/37	23	22
Pool #MA3073,
4.50%, 7/1/47	197	192
Pool #MA3127,
3.00%, 9/1/37	57	53
Pool #MA3150,
4.50%, 10/1/47	106	104
Pool #MA3181,
3.50%, 11/1/37	38	36
Pool #MA3182,
3.50%, 11/1/47	324	298
Pool #MA3184,
4.50%, 11/1/47	39	38
Pool #MA3185,
3.00%, 11/1/37	63	59
Pool #MA3188,
3.00%, 11/1/32	156	150
Pool #MA3211,
4.00%, 12/1/47	61	58
FIXED INCOME FUNDS 66 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #MA3239,
4.00%, 1/1/48	$262	$247
Pool #MA3276,
3.50%, 2/1/48	268	246
Pool #MA3281,
4.00%, 2/1/38	131	128
Pool #MA3334,
4.50%, 4/1/48	202	195
Pool #MA3385,
4.50%, 6/1/48	66	65
Pool #MA3413,
4.00%, 7/1/38	23	22
Pool #MA3443,
4.00%, 8/1/48	62	59
Pool #MA3444,
4.50%, 8/1/48	57	56
Pool #MA3467,
4.00%, 9/1/48	59	56
Pool #MA3492,
4.00%, 10/1/38	20	19
Pool #MA3547,
3.00%, 12/1/33	94	90
Pool #MA3590,
4.00%, 2/1/39	20	19
Pool #MA3685,
3.00%, 6/1/49	103	92
Pool #MA3692,
3.50%, 7/1/49	79	72
Pool #MA3695,
3.00%, 7/1/34	36	34
Pool #MA3744,
3.00%, 8/1/49	115	102
Pool #MA3765,
2.50%, 9/1/49	250	210
Pool #MA3870,
2.50%, 12/1/49	131	110
Pool #MA3871,
3.00%, 12/1/49	120	106
Pool #MA3896,
2.50%, 1/1/35	598	561
Pool #MA3898,
3.50%, 1/1/35	192	186
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #MA3902,
2.50%, 1/1/50	$127	$107
Pool #MA3934,
3.00%, 2/1/40	73	67
Pool #MA3958,
3.00%, 3/1/40	75	69
Pool #MA4013,
2.50%, 5/1/35	127	119
Pool #MA4014,
3.00%, 5/1/35	199	189
Pool #MA4047,
2.00%, 6/1/50	503	407
Pool #MA4053,
2.50%, 6/1/35	536	503
Pool #MA4072,
2.50%, 7/1/40	171	154
Pool #MA4078,
2.50%, 7/1/50	1,074	908
Pool #MA4094,
2.50%, 8/1/40	191	171
Pool #MA4096,
2.50%, 8/1/50	672	568
Pool #MA4099,
2.50%, 8/1/35	560	524
Pool #MA4100,
2.00%, 8/1/50	1,349	1,087
Pool #MA4119,
2.00%, 9/1/50	1,586	1,280
Pool #MA4122,
1.50%, 9/1/35	199	179
Pool #MA4123,
2.00%, 9/1/35	692	633
Pool #MA4128,
2.00%, 9/1/40	330	289
Pool #MA4153,
2.50%, 10/1/40	95	85
Pool #MA4154,
1.50%, 10/1/35	305	274
Pool #MA4155,
2.00%, 10/1/35	764	698
Pool #MA4181,
1.50%, 11/1/50	2,048	1,572
NORTHERN FUNDS QUARTERLY REPORT  67 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #MA4232,
2.00%, 1/1/41	$286	$249
Pool #MA4237,
2.00%, 1/1/51	3,527	2,842
Pool #MA4254,
1.50%, 2/1/51	453	347
Pool #MA4266,
1.50%, 2/1/41	431	363
Pool #MA4278,
1.50%, 3/1/36	1,401	1,250
Pool #MA4280,
1.50%, 3/1/51	787	604
Pool #MA4305,
2.00%, 4/1/51	2,467	1,991
Pool #MA4310,
1.50%, 4/1/41	258	217
Pool #MA4326,
2.50%, 5/1/51	932	786
Pool #MA4333,
2.00%, 5/1/41	680	591
Pool #MA4334,
2.50%, 5/1/41	249	222
Pool #MA4355,
2.00%, 6/1/51	10,695	8,611
Pool #MA4418,
2.00%, 9/1/36	378	344
Pool #MA4437,
2.00%, 10/1/51	3,707	2,978
Pool #MA4466,
11/1/51(2)	977	821
Pool #MA4470,
2.00%, 11/1/36	3,314	3,020
Pool #MA4473,
1.50%, 11/1/41	1,032	857
Pool #MA4492,
2.00%, 12/1/51	3,037	2,438
Pool #MA4493,
2.50%, 12/1/51	7,932	6,679
Pool #MA4496,
1.50%, 12/1/36	3,231	2,880
Pool #MA4500,
1.50%, 12/1/41	351	293
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #MA4501,
2.00%, 12/1/41	$1,019	$881
Pool #MA4511,
2.00%, 1/1/52	1,303	1,045
Pool #MA4548,
2.50%, 2/1/52	7,003	5,886
Pool #MA4626,
4.00%, 6/1/52	3,690	3,464
Pool #MA4628,
2.50%, 6/1/37	122	114
Pool #MA4652,
2.50%, 7/1/52	5,170	4,337
Pool #MA4664,
2.00%, 7/1/37	634	577
Pool #MA4692,
2.50%, 8/1/37	125	117
Pool #MA4731,
3.50%, 9/1/52	870	790
Pool #MA4732,
4.00%, 9/1/52	4,153	3,893
Pool #MA4733,
4.50%, 9/1/52	4,455	4,300
Pool #MA4779,
4.00%, 10/1/42	134	130
Pool #MA4805,
4.50%, 11/1/52	2,072	1,999
Pool #MA4823,
4.50%, 10/1/37	147	146
Pool #MA4915,
5.00%, 2/1/38	124	125
Pool #MA4991,
5.50%, 4/1/38	71	72
Pool #MA5039,
5.50%, 6/1/53	542	548
Pool #MA5042,
4.50%, 6/1/38	58	57
Pool #MA5060,
5.00%, 6/1/43	59	58
Pool #MA5072,
5.50%, 7/1/53	1,534	1,546
Pool #MA5088,
6.00%, 7/1/38	86	89
FIXED INCOME FUNDS 68 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #MA5136,
4.50%, 9/1/53	$1,864	$1,793
Pool #MA5330,
5.50%, 4/1/39	48	49
Pool #MA5353,
5.50%, 5/1/54	5,717	5,763
Pool #MA5389,
6.00%, 6/1/54	725	742
Pool #MA5445,
6.00%, 8/1/54	2,837	2,902
Pool #MA5470,
5.50%, 9/1/54	1,809	1,819
Pool #MA5496,
5.00%, 10/1/54	3,424	3,373
Pool #MA5557,
4.50%, 12/1/39	152	150
Pool #MA5559,
5.50%, 12/1/39	190	193
Pool #MA5590,
5.00%, 1/1/40	333	335
Pool #MA5596,
4.50%, 1/1/45	84	82
Pool #MA5597,
5.00%, 1/1/45	156	154
Pool #MA5711,
5.00%, 5/1/40	416	418
Pool #MA5744,
4.50%, 6/1/40	147	145
Pool #MA5773,
6.00%, 7/1/40	191	196
Pool #MA5792,
5.50%, 8/1/55	4,225	4,242
Pool #MA5830,
5.50%, 8/1/40	305	310
Pool #MA5861,
5.50%, 10/1/40	230	234
Pool #MA5864,
5.00%, 10/1/45	431	427
Pool #MA5879,
5.50%, 11/1/55	1,807	1,814
Pool #MA5891,
5.50%, 11/1/45	574	581
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
Pool #MA5910,
5.50%, 12/1/55	$1,401	$1,406
Pool #MA5914,
4.00%, 12/1/40	281	273
Pool #MA5950,
4.50%, 1/1/41	650	643
Pool #MA5981,
4.50%, 2/1/46	583	566
Pool #MA6002,
4.00%, 3/1/41	583	566
Pool #MA6005,
5.50%, 3/1/41	488	496
Pool #MA6028,
4.50%, 4/1/56	594	570
Pool #MA6037,
4.50%, 4/1/41	777	768
Pool #MA6087,
5.00%, 6/1/41	393	395
Pool #MB0301,
5.00%, 2/1/55	1,789	1,762
Pool CC0990,
5.00%, 9/1/55	1,040	1,035
Pool CC1442,
5.50%, 11/1/55	2,351	2,365
Pool FA3751,
5.00%, 12/1/55	1,049	1,037
Pool MA4577,
2.00%, 4/1/52	3,185	2,552
Pool MA4868,
5.00%, 1/1/53	4,481	4,440
Pool MA5584,
4.50%, 1/1/55	2,386	2,287
Pool MA5699,
5.00%, 5/1/55	3,616	3,559
Pool TBA,
7/1/41(2)	1,200	1,122
7/1/41(2)	500	472
7/1/52(2)	4,100	3,832
7/1/53(2)	6,600	5,753
7/1/53(2)	4,400	3,992
7/1/53(2)	2,300	2,203
7/1/53(2)	6,500	6,386
7/1/53(2)	4,000	4,013
NORTHERN FUNDS QUARTERLY REPORT  69 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Fannie Mae – 12.4%continued
7/1/53(2)	$5,600	$5,725
7/1/53(2)	6,300	6,517
7/1/56(2)	1,100	1,161
8/1/56(2)	600	544
8/1/56(2)	600	560
8/1/56(2)	800	766
8/1/56(2)	2,000	1,963
8/1/56(2)	1,700	1,703
8/1/56(2)	200	204
		374,383
Federal Farm Credit Bank – 0.3%
Federal Farm Credit Banks Funding Corp.,
3.97%, 8/26/27	3,918	3,911
3.38%, 9/15/27	1,475	1,460
3.50%, 1/21/28	1,000	990
4.47%, 2/23/34	1,000	982
4.95%, 3/11/41	500	496
		7,839
Federal Home Loan Bank – 0.1%
Federal Home Loan Banks,
4.13%, 9/10/27	875	875
4.38%, 9/8/28	1,500	1,506
3.25%, 11/16/28	1,000	980
5.50%, 7/15/36	500	539
		3,900
Freddie Mac – 6.3%
Federal Home Loan Mortgage Corp.,
4.10%, 1/9/31	500	494
6.75%, 3/15/31	700	775
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	247
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	144	142
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	$150	$148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	148	146
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	149	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	197
FIXED INCOME FUNDS 70 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	$150	$146
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	291
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	196	188
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	287
Freddie Mac Multifamily Structured Pass Through Certificates, Series K096, Class A2,
2.52%, 7/25/29	300	284
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	236
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	233
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	200	183
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	446
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	445
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	445
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	$100	$89
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	223
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	177
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	268
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	300	267
Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,
2.45%, 4/25/32	500	448
Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class A2,
3.00%, 6/25/32	250	230
Freddie Mac Multifamily Structured Pass Through Certificates, Series K148, Class A2,
3.50%, 7/25/32	450	425
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-151, Class A2,
3.80%, 10/25/32	500	479
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	94
NORTHERN FUNDS QUARTERLY REPORT  71 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	$100	$96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	93
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	90
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	81
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	159
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	100	79
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	119
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	225	185
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	81
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class A2,
3.82%, 12/25/32	500	479
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	$100	$97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-154, Class A2,
4.35%, 1/25/33	200	197
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-158, Class A2,
4.05%, 7/25/33	200	193
Freddie Mac Multifamily Structured Pass Through Certificates, Series K159, Class A2,
3.95%, 11/25/30	500	490
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-159, Class A2,
4.50%, 7/25/33	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2,
4.90%, 10/25/33	100	102
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-164, Class A2,
5.00%, 5/25/34	150	153
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-169, Class A2,
4.66%, 12/25/34	200	200
FIXED INCOME FUNDS 72 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-173, Class A2,
4.60%, 9/25/35	$300	$298
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-174, Class A2,
4.53%, 10/25/35	100	99
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-175, Class A2,
4.42%, 10/25/35	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-176, Class A2,
4.39%, 12/25/35	200	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-177, Class A2,
4.30%, 1/25/36	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K508, Class A2,
4.74%, 8/25/28	100	100
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2,
5.07%, 10/25/28	500	505
Freddie Mac Multifamily Structured Pass Through Certificates, Series K522, Class A2,
4.80%, 5/25/29	389	392
Freddie Mac Multifamily Structured Pass Through Certificates, Series K533, Class A2,
4.23%, 12/25/29	500	496
Freddie Mac Multifamily Structured Pass Through Certificates, Series K545, Class A2,
4.29%, 7/25/30	500	496
Freddie Mac Multifamily Structured Pass Through Certificates, Series K554, Class A2,
4.22%, 12/25/30	200	198
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K754, Class A2,
4.94%, 11/25/30	$250	$254
Freddie Mac Multifamily Structured Pass Through Certificates, Series K755, Class A2,
5.20%, 2/25/31	150	154
Freddie Mac Multifamily Structured Pass Through Certificates, Series K757, Class A2,
4.46%, 8/25/31	100	100
Freddie Mac Multifamily Structured Pass Through Certificates, Series K760, Class A2,
4.55%, 1/25/32	100	100
Freddie Mac Multifamily Structured Pass Through Certificates, Series K761, Class A2,
4.40%, 6/25/32	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K765, Class A2,
4.17%, 2/25/33	500	488
Freddie Mac Multifamily Structured Pass Through Certificates, Series-K516, Class A2,
5.48%, 1/25/29	500	511
Freddie Mac Multifamily Structured Pass Through Certificates, Series-K518, Class A2,
5.40%, 1/25/29	500	510
Pool #QA0127,
3.50%, 6/1/49	454	415
Pool #QA1132,
3.50%, 7/1/49	168	154
Pool #QA1263,
3.50%, 7/1/49	164	152
Pool #QA1752,
3.50%, 8/1/49	855	784
Pool #QA1883,
4.00%, 8/1/49	234	222
Pool #QA3149,
3.00%, 10/1/49	290	258
Pool #QA4699,
3.00%, 11/1/49	165	145
NORTHERN FUNDS QUARTERLY REPORT  73 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #QA8043,
3.00%, 3/1/50	$1,248	$1,110
Pool #QB0211,
2.50%, 6/1/50	405	341
Pool #QB2516,
2.50%, 8/1/50	299	252
Pool #QB2545,
2.00%, 8/1/50	1,642	1,326
Pool #QB2682,
2.50%, 8/1/50	342	289
Pool #QB2966,
2.50%, 9/1/50	101	86
Pool #QB3199,
2.00%, 9/1/50	590	477
Pool #QB4275,
2.00%, 10/1/50	246	198
Pool #QB5128,
2.00%, 10/1/50	865	698
Pool #QB5507,
2.00%, 11/1/50	635	518
Pool #QB6246,
2.00%, 12/1/50	283	232
Pool #QB6448,
2.00%, 12/1/50	949	766
Pool #QB8131,
2.00%, 2/1/51	3,042	2,449
Pool #QB8132,
2.00%, 1/1/51	799	641
Pool #QB9266,
2.00%, 3/1/51	397	324
Pool #QB9410,
2.00%, 1/1/51	1,217	981
Pool #QC1443,
2.00%, 5/1/51	1,609	1,316
Pool #QC1809,
2.00%, 5/1/51	383	309
Pool #QC2062,
2.00%, 5/1/51	687	549
Pool #QC3259,
2.00%, 6/1/51	2,639	2,109
Pool #QC9442,
2.50%, 10/1/51	3,384	2,868
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #QD0822,
3.00%, 11/1/51	$866	$769
Pool #QD2146,
2.00%, 12/1/51	735	596
Pool #QE9161,
4.50%, 9/1/52	694	670
Pool #QF7121,
5.50%, 2/1/53	712	719
Pool #QG5959,
5.00%, 7/1/53	793	783
Pool #QG7215,
5.50%, 7/1/53	785	796
Pool #QG8401,
5.50%, 8/1/53	512	517
Pool #QG8408,
5.00%, 8/1/53	976	966
Pool #QH1135,
7.00%, 9/1/53	296	317
Pool #QI2828,
5.50%, 4/1/54	802	809
Pool #QJ5279,
6.00%, 10/1/54	799	818
Pool #QK0622,
1.50%, 2/1/41	417	352
Pool #QN0818,
2.50%, 10/1/34	159	150
Pool #QN5018,
2.00%, 1/1/36	399	364
Pool #QN5866,
2.00%, 4/1/36	220	201
Pool #QN6394,
1.50%, 5/1/36	1,206	1,079
Pool #QN7743,
2.00%, 9/1/36	630	575
Pool #QN8899,
2.00%, 12/1/36	594	541
Pool #RA1196,
4.00%, 8/1/49	594	563
Pool #RA1343,
3.00%, 9/1/49	1,779	1,580
Pool #RA1493,
3.00%, 10/1/49	324	288
FIXED INCOME FUNDS 74 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #RA1501,
3.00%, 10/1/49	$104	$92
Pool #RA2010,
3.50%, 1/1/50	191	175
Pool #RA2117,
3.00%, 2/1/50	257	229
Pool #RA2386,
3.00%, 4/1/50	660	585
Pool #RA2457,
3.00%, 4/1/50	395	351
Pool #RA2730,
2.50%, 6/1/50	236	201
Pool #RA2790,
2.50%, 6/1/50	365	308
Pool #RA2853,
2.50%, 6/1/50	444	375
Pool #RA2959,
2.50%, 7/1/50	431	365
Pool #RA3086,
2.50%, 7/1/50	332	281
Pool #RA3306,
2.50%, 8/1/50	308	260
Pool #RA3524,
2.00%, 9/1/50	1,662	1,354
Pool #RA3563,
2.00%, 9/1/50	818	665
Pool #RA3578,
2.00%, 9/1/50	1,105	897
Pool #RA3580,
2.00%, 9/1/50	1,014	826
Pool #RA3662,
2.50%, 10/1/50	489	412
Pool #RA3663,
2.50%, 10/1/50	522	445
Pool #RA3723,
2.00%, 10/1/50	1,050	852
Pool #RA3765,
2.50%, 10/1/50	498	422
Pool #RA3913,
2.50%, 11/1/50	2,520	2,152
Pool #RA4209,
1.50%, 12/1/50	1,568	1,204
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #RA4218,
2.50%, 12/1/50	$6,359	$5,428
Pool #RA5204,
2.00%, 5/1/51	1,390	1,111
Pool #RA5373,
2.00%, 6/1/51	630	513
Pool #RA6333,
2.00%, 11/1/51	3,198	2,561
Pool #RA6340,
2.50%, 11/1/51	2,103	1,774
Pool #RA7097,
3.50%, 4/1/52	718	655
Pool #RA7099,
2.00%, 1/1/51	2,353	1,899
Pool #RA8761,
5.50%, 3/1/53	425	432
Pool #RA8791,
5.00%, 4/1/53	1,065	1,056
Pool #RB0452,
2.00%, 2/1/41	709	617
Pool #RB5032,
2.50%, 2/1/40	55	50
Pool #RB5033,
3.00%, 2/1/40	204	188
Pool #RB5043,
2.50%, 4/1/40	103	93
Pool #RB5048,
2.50%, 5/1/40	56	50
Pool #RB5059,
2.50%, 7/1/40	71	64
Pool #RB5066,
2.50%, 8/1/40	193	173
Pool #RB5076,
2.00%, 8/1/40	418	364
Pool #RB5085,
2.00%, 11/1/40	377	329
Pool #RB5095,
2.00%, 1/1/41	285	248
Pool #RB5110,
1.50%, 5/1/41	921	773
Pool #RB5111,
2.00%, 5/1/41	381	328
NORTHERN FUNDS QUARTERLY REPORT  75 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #RB5118,
2.00%, 7/1/41	$1,275	$1,101
Pool #RB5131,
2.00%, 10/1/41	665	575
Pool #RB5374,
5.00%, 11/1/45	379	376
Pool #RC1857,
1.50%, 2/1/36	395	353
Pool #RC2045,
2.00%, 6/1/36	199	181
Pool #RJ1229,
6.00%, 4/1/54	621	636
Pool #RJ2693,
5.00%, 10/1/54	447	443
Pool #RJ4695,
6.00%, 8/1/55	2,426	2,488
Pool #RJ6158,
5.00%, 2/1/56	1,035	1,018
Pool #RR0034,
6.00%, 10/1/40	143	146
Pool #RR0054,
5.00%, 1/1/41	545	548
Pool #RR0067,
5.00%, 3/1/41	567	570
Pool #RR0083,
4.50%, 5/1/41	294	290
Pool #SB0048,
3.00%, 8/1/34	293	280
Pool #SB0330,
2.00%, 5/1/35	248	226
Pool #SB0434,
2.00%, 10/1/35	432	395
Pool #SB0571,
2.00%, 10/1/36	868	791
Pool #SB0726,
4.00%, 8/1/37	220	214
Pool #SB0834,
2.50%, 2/1/36	677	636
Pool #SB0955,
5.50%, 8/1/38	49	50
Pool #SB8045,
2.50%, 5/1/35	110	103
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #SB8046,
3.00%, 5/1/35	$182	$173
Pool #SB8057,
2.00%, 8/1/35	395	361
Pool #SB8058,
2.50%, 8/1/35	447	418
Pool #SB8061,
2.00%, 9/1/35	699	639
Pool #SB8067,
1.50%, 9/1/35	185	166
Pool #SB8068,
1.50%, 10/1/35	200	179
Pool #SB8069,
2.00%, 10/1/35	561	513
Pool #SB8073,
1.50%, 11/1/35	259	233
Pool #SB8078,
1.50%, 12/1/35	548	492
Pool #SB8083,
1.50%, 1/1/36	319	286
Pool #SB8092,
1.50%, 3/1/36	575	514
Pool #SB8102,
1.50%, 5/1/36	1,325	1,183
Pool #SB8122,
1.50%, 10/1/36	1,223	1,090
Pool #SB8177,
3.50%, 9/1/37	169	161
Pool #SB8178,
4.00%, 9/1/37	155	151
Pool #SB8182,
3.00%, 10/1/37	241	228
Pool #SB8206,
5.00%, 1/1/38	97	98
Pool #SB8208,
5.50%, 1/1/38	46	46
Pool #SB8233,
4.50%, 6/1/38	153	151
Pool #SB8247,
5.00%, 8/1/38	54	54
Pool #SB8332,
4.00%, 10/1/39	133	129
FIXED INCOME FUNDS 76 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #SB8501,
2.00%, 8/1/35	$432	$395
Pool #SD0163,
3.00%, 12/1/49	490	436
Pool #SD0261,
3.00%, 2/1/50	196	174
Pool #SD0262,
3.50%, 2/1/50	320	296
Pool #SD0410,
2.50%, 8/1/50	1,008	860
Pool #SD0414,
2.50%, 8/1/50	175	150
Pool #SD0467,
2.00%, 12/1/50	487	391
Pool #SD0537,
2.00%, 3/1/51	2,728	2,184
Pool #SD0608,
2.50%, 5/1/51	2,366	2,037
Pool #SD0764,
2.50%, 10/1/51	2,087	1,770
Pool #SD1592,
4.00%, 8/1/52	602	565
Pool #SD1596,
4.00%, 9/1/52	502	474
Pool #SD1855,
5.00%, 9/1/52	446	443
Pool #SD1958,
5.00%, 11/1/52	278	277
Pool #SD2236,
5.50%, 11/1/52	911	918
Pool #SD2258,
5.00%, 1/1/53	547	542
Pool #SD2266,
5.00%, 1/1/53	468	465
Pool #SD2666,
5.00%, 3/1/53	543	540
Pool #SD2693,
6.50%, 4/1/53	439	462
Pool #SD2922,
5.00%, 5/1/53	389	385
Pool #SD2936,
5.00%, 4/1/53	299	298
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #SD3074,
5.50%, 5/1/53	$692	$700
Pool #SD3683,
5.50%, 9/1/53	798	810
Pool #SD3713,
6.50%, 8/1/53	656	690
Pool #SD3714,
6.50%, 8/1/53	334	347
Pool #SD3904,
6.50%, 9/1/53	285	297
Pool #SD3913,
5.50%, 9/1/53	211	213
Pool #SD3990,
5.50%, 9/1/53	753	769
Pool #SD3992,
5.50%, 9/1/53	462	468
Pool #SD4204,
6.50%, 10/1/53	481	503
Pool #SD4262,
6.00%, 11/1/53	499	520
Pool #SD4668,
6.00%, 10/1/53	308	318
Pool #SD4702,
6.50%, 1/1/54	405	426
Pool #SD4869,
6.50%, 2/1/54	480	499
Pool #SD4882,
6.00%, 2/1/54	1,075	1,116
Pool #SD4919,
6.50%, 2/1/54	356	378
Pool #SD5058,
5.50%, 3/1/54	249	253
Pool #SD5316,
6.00%, 4/1/54	624	641
Pool #SD5958,
6.50%, 8/1/54	671	696
Pool #SD6004,
6.00%, 8/1/54	1,514	1,570
Pool #SD7440,
5.00%, 1/1/55	884	879
Pool #SD7512,
3.00%, 2/1/50	405	360
NORTHERN FUNDS QUARTERLY REPORT  77 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #SD7536,
2.50%, 2/1/51	$4,655	$3,972
Pool #SD7539,
2.00%, 4/1/51	318	260
Pool #SD7541,
2.00%, 5/1/51	1,728	1,413
Pool #SD8019,
4.50%, 10/1/49	259	251
Pool #SD8023,
2.50%, 11/1/49	237	201
Pool #SD8029,
2.50%, 12/1/49	267	226
Pool #SD8037,
2.50%, 1/1/50	270	229
Pool #SD8083,
2.50%, 8/1/50	614	518
Pool #SD8090,
2.00%, 9/1/50	4,211	3,399
Pool #SD8097,
2.00%, 8/1/50	1,710	1,378
Pool #SD8104,
1.50%, 11/1/50	3,396	2,601
Pool #SD8112,
1.50%, 12/1/50	1,008	774
Pool #SD8139,
1.50%, 4/1/51	1,932	1,480
Pool #SD8145,
1.50%, 5/1/51	3,098	2,375
Pool #SD8213,
3.00%, 5/1/52	1,306	1,142
Pool #SD8225,
3.00%, 7/1/52	1,585	1,383
Pool #SD8266,
4.50%, 11/1/52	2,091	2,017
Pool #SD8325,
6.00%, 5/1/53	626	643
Pool #SD8331,
5.50%, 6/1/53	480	485
Pool #SD8332,
6.00%, 6/1/53	469	481
Pool #SD8374,
6.50%, 11/1/53	202	209
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #SD8386,
7.00%, 12/1/53	$144	$152
Pool #SD8399,
7.50%, 1/1/54	75	80
Pool #SL0231,
5.00%, 1/1/55	890	881
Pool #SL1560,
5.50%, 6/1/55	889	899
Pool #SL2062,
5.50%, 7/1/55	1,389	1,411
Pool #SL3022,
6.00%, 10/1/55	1,869	1,945
Pool #SL3125,
6.00%, 11/1/55	2,153	2,224
Pool #SL3246,
6.00%, 11/1/55	1,921	1,989
Pool #SL4981,
5.00%, 12/1/55	1,991	1,967
Pool #SL5035,
4.50%, 4/1/56	496	477
Pool #SL5245,
5.00%, 6/1/56	499	493
Pool #ZA1036,
4.50%, 2/1/40	52	51
Pool #ZA1159,
3.50%, 4/1/42	142	133
Pool #ZA1165,
3.50%, 4/1/42	244	229
Pool #ZA1254,
3.00%, 10/1/42	732	664
Pool #ZA1334,
3.50%, 7/1/42	82	76
Pool #ZA1361,
3.50%, 5/1/43	120	112
Pool #ZA1375,
4.00%, 9/1/44	66	63
Pool #ZA1378,
3.50%, 10/1/44	110	102
Pool #ZA2773,
2.50%, 8/1/27	10	10
Pool #ZA3862,
2.50%, 5/1/31	129	124
FIXED INCOME FUNDS 78 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #ZA4194,
3.00%, 4/1/43	$168	$152
Pool #ZA4214,
3.00%, 5/1/43	265	240
Pool #ZA4715,
4.00%, 9/1/46	435	414
Pool #ZA5107,
4.00%, 11/1/47	121	115
Pool #ZA5642,
4.00%, 9/1/48	113	107
Pool #ZA5950,
4.50%, 11/1/48	319	309
Pool #ZI6135,
5.00%, 9/1/34	217	217
Pool #ZI6854,
4.50%, 12/1/37	36	36
Pool #ZI7645,
5.00%, 6/1/38	50	50
Pool #ZI8519,
4.50%, 2/1/39	11	11
Pool #ZI9349,
4.50%, 10/1/39	181	177
Pool #ZI9657,
4.50%, 1/1/40	247	243
Pool #ZI9939,
4.50%, 4/1/40	66	65
Pool #ZJ0631,
4.50%, 10/1/40	81	81
Pool #ZJ1046,
4.00%, 1/1/41	124	120
Pool #ZJ1052,
4.00%, 1/1/41	108	104
Pool #ZJ1228,
4.00%, 2/1/41	155	151
Pool #ZJ1359,
4.50%, 3/1/41	82	81
Pool #ZK5468,
2.00%, 5/1/28	76	74
Pool #ZL1714,
4.50%, 7/1/41	113	111
Pool #ZL1806,
4.50%, 8/1/41	310	306
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #ZL1922,
4.00%, 9/1/41	$35	$34
Pool #ZL2350,
3.50%, 11/1/41	55	51
Pool #ZL3211,
3.50%, 6/1/42	224	209
Pool #ZL3551,
3.50%, 8/1/42	336	314
Pool #ZL4709,
3.00%, 1/1/43	239	216
Pool #ZL5074,
3.00%, 2/1/43	106	96
Pool #ZL5915,
3.50%, 5/1/43	489	456
Pool #ZL5927,
3.00%, 5/1/43	131	118
Pool #ZL6381,
3.00%, 6/1/43	237	214
Pool #ZL6467,
3.00%, 7/1/43	184	166
Pool #ZL6920,
3.50%, 8/1/43	68	63
Pool #ZL7780,
4.00%, 2/1/44	176	170
Pool #ZL8709,
4.00%, 11/1/44	53	51
Pool #ZM0489,
4.00%, 11/1/45	136	130
Pool #ZM0617,
3.50%, 12/1/45	169	158
Pool #ZM1194,
3.00%, 6/1/46	210	189
Pool #ZM1933,
3.00%, 10/1/46	237	212
Pool #ZM2167,
3.00%, 11/1/46	385	344
Pool #ZM2286,
3.50%, 12/1/46	626	579
Pool #ZM3525,
3.50%, 6/1/47	92	85
Pool #ZM4305,
3.50%, 9/1/47	326	301
NORTHERN FUNDS QUARTERLY REPORT  79 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #ZM4711,
4.00%, 11/1/47	$529	$503
Pool #ZM4736,
3.50%, 11/1/47	129	119
Pool #ZM4908,
3.50%, 11/1/47	242	224
Pool #ZM5133,
3.50%, 12/1/47	107	99
Pool #ZM5397,
3.50%, 1/1/48	178	164
Pool #ZM5659,
3.50%, 2/1/48	203	187
Pool #ZM5917,
4.00%, 3/1/48	145	137
Pool #ZM6682,
4.50%, 5/1/48	98	96
Pool #ZM7370,
4.00%, 7/1/48	92	87
Pool #ZM7378,
5.00%, 7/1/48	115	115
Pool #ZM7849,
4.00%, 8/1/48	41	39
Pool #ZM8045,
4.00%, 9/1/48	136	129
Pool #ZM8575,
4.50%, 10/1/48	65	64
Pool #ZN1506,
3.50%, 11/1/48	503	464
Pool #ZN3447,
3.50%, 2/1/49	110	101
Pool #ZS0932,
4.50%, 8/1/34	5	5
Pool #ZS1567,
5.00%, 8/1/37	7	7
Pool #ZS2391,
5.00%, 9/1/38	16	16
Pool #ZS2499,
5.00%, 3/1/38	33	33
Pool #ZS2533,
4.50%, 2/1/39	37	36
Pool #ZS2827,
4.50%, 11/1/39	84	83
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #ZS3554,
3.50%, 7/1/42	$149	$140
Pool #ZS3596,
4.00%, 6/1/42	371	358
Pool #ZS4078,
3.50%, 1/1/45	209	194
Pool #ZS4127,
4.50%, 7/1/44	86	84
Pool #ZS4472,
3.50%, 2/1/42	145	135
Pool #ZS4536,
3.50%, 10/1/43	218	203
Pool #ZS4584,
3.00%, 9/1/44	80	72
Pool #ZS4600,
4.00%, 1/1/45	222	212
Pool #ZS4607,
3.50%, 3/1/45	287	267
Pool #ZS4617,
3.00%, 6/1/45	149	133
Pool #ZS4618,
3.50%, 6/1/45	232	216
Pool #ZS4621,
3.00%, 7/1/45	359	324
Pool #ZS4627,
4.00%, 8/1/45	75	72
Pool #ZS4629,
3.00%, 9/1/45	459	413
Pool #ZS4630,
3.50%, 9/1/45	157	146
Pool #ZS4634,
4.00%, 10/1/45	93	89
Pool #ZS4639,
4.00%, 11/1/45	94	90
Pool #ZS4642,
3.50%, 12/1/45	321	298
Pool #ZS4655,
3.50%, 3/1/46	158	147
Pool #ZS4667,
3.00%, 6/1/46	229	205
Pool #ZS4671,
3.00%, 8/1/46	518	464
FIXED INCOME FUNDS 80 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #ZS4677,
3.00%, 9/1/46	$144	$129
Pool #ZS4703,
3.00%, 2/1/47	152	136
Pool #ZS4722,
3.50%, 6/1/47	141	131
Pool #ZS4730,
3.50%, 8/1/47	54	50
Pool #ZS4740,
4.00%, 10/1/47	253	239
Pool #ZS4743,
3.50%, 11/1/47	353	325
Pool #ZS4745,
4.50%, 11/1/47	235	230
Pool #ZS4747,
3.50%, 12/1/47	97	90
Pool #ZS4748,
4.00%, 12/1/47	265	251
Pool #ZS4749,
4.50%, 12/1/47	79	78
Pool #ZS4752,
4.00%, 1/1/48	211	201
Pool #ZS4759,
3.50%, 3/1/48	209	193
Pool #ZS4769,
4.00%, 5/1/48	110	103
Pool #ZS4773,
4.50%, 6/1/48	34	34
Pool #ZS4781,
4.50%, 7/1/48	85	83
Pool #ZS4785,
4.00%, 8/1/48	85	81
Pool #ZS8023,
2.00%, 8/1/32	25	24
Pool #ZS8628,
2.00%, 11/1/31	42	40
Pool #ZS8639,
2.00%, 1/1/32	15	14
Pool #ZS9449,
3.50%, 8/1/45	231	215
Pool #ZS9495,
3.50%, 10/1/45	363	338
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac – 6.3%continued
Pool #ZS9580,
3.50%, 12/1/45	$336	$312
Pool #ZS9805,
3.00%, 9/1/46	356	319
Pool #ZS9827,
3.00%, 10/1/46	313	281
Pool #ZT0495,
4.50%, 8/1/48	36	35
Pool #ZT0524,
4.50%, 9/1/48	192	187
Pool #ZT0712,
4.00%, 10/1/48	121	115
Pool #ZT0787,
4.00%, 10/1/48	112	106
Pool #ZT1702,
4.00%, 1/1/49	214	203
Pool #ZT2091,
3.00%, 6/1/34	41	39
Pool RJ4376,
5.50%, 6/1/55	1,339	1,345
Pool SL2010,
6.00%, 8/1/55	1,756	1,809
		189,899
Freddie Mac Gold – 0.1%
Pool #A16753,
5.00%, 11/1/33	19	19
Pool #A17665,
5.00%, 1/1/34	15	15
Pool #A27950,
5.50%, 11/1/34	41	42
Pool #A31136,
5.50%, 1/1/35	67	67
Pool #A39306,
5.50%, 11/1/35	8	8
Pool #A46224,
5.00%, 7/1/35	4	4
Pool #A48104,
5.00%, 1/1/36	15	15
Pool #A57604,
5.00%, 3/1/37	13	13
Pool #A58718,
5.50%, 3/1/37	4	4
NORTHERN FUNDS QUARTERLY REPORT  81 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #A59081,
5.50%, 4/1/37	$21	$21
Pool #A61560,
5.50%, 10/1/36	50	51
Pool #A64474,
5.50%, 9/1/37	5	6
Pool #A67116,
7.00%, 10/1/37	11	12
Pool #A68761,
5.50%, 9/1/37	89	91
Pool #A69303,
6.00%, 11/1/37	3	3
Pool #A73778,
5.00%, 2/1/38	27	28
Pool #A74134,
7.00%, 2/1/38	15	16
Pool #A83008,
5.50%, 11/1/38	75	76
Pool #A91541,
5.00%, 3/1/40	53	53
Pool #C91009,
5.00%, 11/1/26(11)	—	—
Pool #C91247,
5.00%, 4/1/29	11	11
Pool #C91370,
4.50%, 5/1/31	30	30
Pool #C91826,
3.00%, 5/1/35	55	52
Pool #C91858,
3.00%, 12/1/35	57	54
Pool #C91879,
3.00%, 6/1/36	70	66
Pool #C91908,
3.00%, 1/1/37	34	32
Pool #D97564,
5.00%, 1/1/28	21	21
Pool #D99094,
3.00%, 3/1/32	41	40
Pool #E04044,
3.50%, 8/1/27	13	13
Pool #G02064,
5.00%, 2/1/36	27	27
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #G02069,
5.50%, 3/1/36	$4	$4
Pool #G02386,
6.00%, 11/1/36	38	40
Pool #G02391,
6.00%, 11/1/36	1	1
Pool #G02540,
5.00%, 11/1/34	13	13
Pool #G02649,
6.00%, 1/1/37	2	2
Pool #G02789,
6.00%, 4/1/37	203	214
Pool #G02911,
6.00%, 4/1/37	4	4
Pool #G02973,
6.00%, 6/1/37	6	6
Pool #G03121,
5.00%, 6/1/36	22	22
Pool #G03134,
5.50%, 8/1/36	11	11
Pool #G03218,
6.00%, 9/1/37	4	4
Pool #G03351,
6.00%, 9/1/37	10	11
Pool #G03513,
6.00%, 11/1/37	15	15
Pool #G03600,
7.00%, 11/1/37	6	7
Pool #G03737,
6.50%, 11/1/37	78	83
Pool #G03992,
6.00%, 3/1/38	10	10
Pool #G04287,
5.00%, 5/1/38	17	17
Pool #G04459,
5.50%, 6/1/38	22	23
Pool #G04611,
6.00%, 7/1/38	36	37
Pool #G04650,
6.50%, 9/1/38	19	20
Pool #G05733,
5.00%, 11/1/39	73	73
FIXED INCOME FUNDS 82 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #G05969,
5.00%, 8/1/40	$33	$34
Pool #G06767,
5.00%, 10/1/41	153	154
Pool #G06947,
6.00%, 5/1/40	50	53
Pool #G08189,
7.00%, 3/1/37	10	11
Pool #G08192,
5.50%, 4/1/37	11	11
Pool #G08341,
5.00%, 4/1/39	180	181
Pool #G14554,
4.50%, 7/1/26(11)	—	—
Pool #G14891,
3.00%, 10/1/28	21	21
Pool #G15134,
3.00%, 5/1/29	19	19
Pool #G16774,
3.50%, 2/1/34	55	54
Pool #G18438,
2.50%, 6/1/27	12	11
Pool #G18571,
2.50%, 10/1/30	59	57
Pool #G18664,
3.50%, 10/1/32	53	51
Pool #G30327,
4.50%, 1/1/27(11)	—	—
Pool #G67713,
4.00%, 6/1/48	408	388
Pool #J16932,
3.00%, 10/1/26	2	2
Pool #J17055,
3.00%, 11/1/26	2	2
Pool #J17232,
3.00%, 11/1/26	2	2
Pool #J20834,
2.50%, 10/1/27	22	22
Pool #J22069,
2.50%, 1/1/28	7	7
Pool #K90641,
3.50%, 6/1/33	16	16
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #V60886,
2.50%, 8/1/30	$37	$36
Pool #V60902,
2.50%, 8/1/30	29	28
Pool #V61347,
2.50%, 10/1/31	142	136
		2,803
Government National Mortgage Association I – 0.1%
Pool #510835,
5.50%, 2/15/35	6	6
Pool #553463,
3.50%, 1/15/42	198	183
Pool #597889,
5.50%, 6/15/33	45	45
Pool #614169,
5.00%, 7/15/33	9	9
Pool #616879,
3.50%, 2/15/42	137	127
Pool #617739,
6.00%, 10/15/37	2	2
Pool #634431,
6.00%, 9/15/34	8	8
Pool #641416,
5.50%, 4/15/35	35	35
Pool #646341,
6.00%, 11/15/36	5	5
Pool #648538,
5.00%, 12/15/35	40	40
Pool #651753,
5.50%, 3/15/36	3	3
Pool #670030,
3.00%, 7/15/45	135	121
Pool #675211,
6.50%, 3/15/38	3	4
Pool #675484,
5.50%, 6/15/38	9	9
Pool #676360,
6.50%, 10/15/37	1	1
Pool #682899,
6.00%, 9/15/40	44	46
Pool #687824,
5.50%, 8/15/38	29	30
NORTHERN FUNDS QUARTERLY REPORT  83 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association I – 0.1%continued
Pool #687900,
5.00%, 9/15/38	$45	$46
Pool #687901,
5.00%, 9/15/38	14	14
Pool #692309,
6.00%, 1/15/39	12	13
Pool #697645,
5.50%, 10/15/38	14	14
Pool #698236,
5.00%, 6/15/39	79	79
Pool #698336,
4.50%, 5/15/39	77	76
Pool #699277,
6.00%, 9/15/38	2	2
Pool #700918,
5.50%, 11/15/38	14	14
Pool #700972,
5.50%, 11/15/38	7	8
Pool #703677,
5.50%, 6/15/39	55	56
Pool #704185,
5.50%, 1/15/39	8	8
Pool #704514,
4.50%, 5/15/39	147	145
Pool #717175,
4.50%, 6/15/39	83	82
Pool #719262,
5.00%, 8/15/40	46	46
Pool #720202,
4.50%, 7/15/39	62	61
Pool #723231,
4.00%, 10/15/39	60	57
Pool #723339,
5.00%, 9/15/39	35	35
Pool #728629,
4.50%, 1/15/40	109	108
Pool #736768,
3.00%, 11/15/42	358	329
Pool #737286,
4.50%, 5/15/40	84	82
Pool #738247,
4.50%, 4/15/41	44	44
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association I – 0.1%continued
Pool #747643,
4.50%, 8/15/40	$118	$117
Pool #768800,
4.50%, 6/15/41	22	21
Pool #773939,
4.00%, 11/15/41	153	146
Pool #778957,
3.50%, 3/15/42	179	165
Pool #782131,
5.50%, 12/15/36	10	11
Pool #782150,
5.50%, 4/15/37	15	15
Pool #782259,
5.00%, 2/15/36	27	27
Pool #782272,
5.50%, 2/15/38	28	29
Pool #782498,
6.00%, 12/15/38	12	13
Pool #782584,
5.00%, 3/15/39	19	19
Pool #782696,
5.00%, 6/15/39	73	74
Pool #782831,
6.00%, 12/15/39	9	10
Pool #783176,
4.00%, 11/15/40	211	200
Pool #783740,
2.50%, 12/15/27	5	5
Pool #AA5391,
3.50%, 6/15/42	12	11
Pool #AA6089,
3.00%, 2/15/43	139	128
Pool #AB2761,
3.50%, 8/15/42	36	33
Pool #AB2891,
3.00%, 9/15/42	51	47
Pool #AD8781,
3.00%, 3/15/43	123	113
Pool #AD9016,
3.00%, 4/15/43	101	93
Pool #AL1763,
3.50%, 1/15/45	52	48
		3,318
FIXED INCOME FUNDS 84 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%
Pool #3570,
6.00%, 6/20/34	$12	$12
Pool #3665,
5.50%, 1/20/35	31	32
Pool #3852,
6.00%, 5/20/36	6	6
Pool #3879,
6.00%, 7/20/36	16	17
Pool #3910,
6.00%, 10/20/36	9	9
Pool #3994,
5.00%, 6/20/37	6	6
Pool #4018,
6.50%, 8/20/37	22	23
Pool #4026,
5.00%, 9/20/37	7	7
Pool #4027,
5.50%, 9/20/37	4	4
Pool #4040,
6.50%, 10/20/37	5	5
Pool #4098,
5.50%, 3/20/38	27	28
Pool #4116,
6.50%, 4/20/38	11	11
Pool #4170,
6.00%, 6/20/38	21	22
Pool #4194,
5.50%, 7/20/38	48	49
Pool #4243,
5.00%, 9/20/38	11	12
Pool #4244,
5.50%, 9/20/38	14	14
Pool #4245,
6.00%, 9/20/38	8	8
Pool #4269,
6.50%, 10/20/38	11	11
Pool #4290,
5.50%, 11/20/38	9	10
Pool #4344,
6.00%, 1/20/39	16	17
Pool #4345,
6.50%, 1/20/39	11	12
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #4425,
5.50%, 4/20/39	$26	$27
Pool #4559,
5.00%, 10/20/39	59	60
Pool #4561,
6.00%, 10/20/39	33	35
Pool #4617,
4.50%, 1/20/40	17	17
Pool #4619,
5.50%, 1/20/40	64	66
Pool #4713,
4.50%, 6/20/40	50	50
Pool #4747,
5.00%, 7/20/40	45	46
Pool #4923,
4.50%, 1/20/41	46	45
Pool #5081,
4.00%, 6/20/41	76	73
Pool #5082,
4.50%, 6/20/41	76	74
Pool #5114,
4.00%, 7/20/41	281	270
Pool #5141,
5.00%, 8/20/41	43	44
Pool #5175,
4.50%, 9/20/41	45	44
Pool #5202,
3.50%, 10/20/41	119	112
Pool #5203,
4.00%, 10/20/41	70	67
Pool #5232,
3.50%, 11/20/41	221	208
Pool #5264,
5.50%, 12/20/41	5	5
Pool #5280,
4.00%, 1/20/42	82	79
Pool #5304,
3.50%, 2/20/42	83	78
Pool #5317,
5.50%, 2/20/42	37	38
Pool #5331,
3.50%, 3/20/42	131	123
NORTHERN FUNDS QUARTERLY REPORT  85 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #737602,
4.00%, 11/20/40	$103	$98
Pool #752757,
4.50%, 11/20/40	146	143
Pool #755677,
4.00%, 12/20/40	60	57
Pool #782433,
6.00%, 10/20/38	30	31
Pool #784345,
3.50%, 7/20/47	285	267
Pool #AA5970,
3.00%, 1/20/43	391	357
Pool #AA6160,
3.50%, 3/20/43	112	102
Pool #AA6243,
3.50%, 4/20/43	39	36
Pool #AF5097,
4.00%, 8/20/43	333	315
Pool #AJ0645,
3.50%, 7/20/44	87	79
Pool #AJ3643,
4.00%, 10/20/44	227	214
Pool #AO7682,
4.00%, 8/20/45	230	217
Pool #BE9902,
4.50%, 6/20/48	34	33
Pool #MA0022,
3.50%, 4/20/42	129	121
Pool #MA0088,
3.50%, 5/20/42	297	279
Pool #MA0220,
3.50%, 7/20/42	153	144
Pool #MA0318,
3.50%, 8/20/42	288	270
Pool #MA0321,
5.00%, 8/20/42	60	60
Pool #MA0391,
3.00%, 9/20/42	664	607
Pool #MA0392,
3.50%, 9/20/42	127	120
Pool #MA0698,
3.00%, 1/20/43	156	142
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA0826,
3.00%, 3/20/28	$8	$8
Pool #MA0850,
2.50%, 3/20/43	65	57
Pool #MA0851,
3.00%, 3/20/43	225	205
Pool #MA0934,
3.50%, 4/20/43	89	84
Pool #MA1011,
3.00%, 5/20/43	264	240
Pool #MA1012,
3.50%, 5/20/43	242	227
Pool #MA1089,
3.00%, 6/20/43	279	254
Pool #MA1224,
3.50%, 8/20/43	195	183
Pool #MA1285,
3.50%, 9/20/43	116	108
Pool #MA1839,
4.00%, 4/20/44	58	56
Pool #MA1920,
4.00%, 5/20/44	62	59
Pool #MA2224,
4.00%, 9/20/44	350	336
Pool #MA2444,
3.00%, 12/20/44	41	37
Pool #MA2521,
3.50%, 1/20/45	172	159
Pool #MA2522,
4.00%, 1/20/45	74	72
Pool #MA2677,
3.00%, 3/20/45	83	75
Pool #MA2753,
3.00%, 4/20/45	229	207
Pool #MA2754,
3.50%, 4/20/45	92	86
Pool #MA2891,
3.00%, 6/20/45	256	231
Pool #MA2892,
3.50%, 6/20/45	87	81
Pool #MA2960,
3.00%, 7/20/45	210	190
FIXED INCOME FUNDS 86 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA3034,
3.50%, 8/20/45	$258	$237
Pool #MA3104,
3.00%, 9/20/45	304	274
Pool #MA3106,
4.00%, 9/20/45	221	212
Pool #MA3172,
3.00%, 10/20/45	56	50
Pool #MA3174,
4.00%, 10/20/45	123	118
Pool #MA3244,
3.50%, 11/20/45	196	180
Pool #MA3245,
4.00%, 11/20/45	452	433
Pool #MA3310,
3.50%, 12/20/45	731	674
Pool #MA3378,
4.50%, 1/20/46	285	280
Pool #MA3521,
3.50%, 3/20/46	363	333
Pool #MA3522,
4.00%, 3/20/46	104	99
Pool #MA3596,
3.00%, 4/20/46	207	186
Pool #MA3597,
3.50%, 4/20/46	367	339
Pool #MA3662,
3.00%, 5/20/46	345	311
Pool #MA3663,
3.50%, 5/20/46	217	199
Pool #MA3664,
4.00%, 5/20/46	101	97
Pool #MA3735,
3.00%, 6/20/46	414	372
Pool #MA3736,
3.50%, 6/20/46	282	260
Pool #MA3778,
3.00%, 7/20/31	29	28
Pool #MA3802,
3.00%, 7/20/46	491	441
Pool #MA3873,
3.00%, 8/20/46	189	170
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA3874,
3.50%, 8/20/46	$197	$182
Pool #MA3936,
3.00%, 9/20/46	430	387
Pool #MA4002,
2.50%, 10/20/46	33	29
Pool #MA4003,
3.00%, 10/20/46	289	260
Pool #MA4067,
2.50%, 11/20/46	264	230
Pool #MA4125,
2.50%, 12/20/46	18	16
Pool #MA4196,
3.50%, 1/20/47	299	275
Pool #MA4322,
4.00%, 3/20/47	114	108
Pool #MA4382,
3.50%, 4/20/47	93	86
Pool #MA4509,
3.00%, 6/20/47	455	405
Pool #MA4512,
4.50%, 6/20/47	164	161
Pool #MA4624,
3.00%, 8/20/32	27	26
Pool #MA4652,
3.50%, 8/20/47	389	358
Pool #MA4718,
3.00%, 9/20/47	227	204
Pool #MA4778,
3.50%, 10/20/47	378	346
Pool #MA4838,
4.00%, 11/20/47	52	50
Pool #MA4900,
3.50%, 12/20/47	381	350
Pool #MA4962,
3.50%, 1/20/48	351	323
Pool #MA4963,
4.00%, 1/20/48	129	122
Pool #MA5021,
4.50%, 2/20/48	166	163
Pool #MA5077,
3.50%, 3/20/48	406	373
NORTHERN FUNDS QUARTERLY REPORT  87 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA5137,
4.00%, 4/20/48	$54	$52
Pool #MA5191,
3.50%, 5/20/48	240	220
Pool #MA5264,
4.00%, 6/20/48	136	129
Pool #MA5265,
4.50%, 6/20/48	137	134
Pool #MA5266,
5.00%, 6/20/48	173	174
Pool #MA5330,
4.00%, 7/20/48	182	172
Pool #MA5331,
4.50%, 7/20/48	274	268
Pool #MA5398,
4.00%, 8/20/48	128	122
Pool #MA5399,
4.50%, 8/20/48	136	133
Pool #MA5466,
4.00%, 9/20/48	312	296
Pool #MA5467,
4.50%, 9/20/48	160	156
Pool #MA5528,
4.00%, 10/20/48	180	171
Pool #MA5529,
4.50%, 10/20/48	156	152
Pool #MA5595,
4.00%, 11/20/48	63	60
Pool #MA5653,
5.00%, 12/20/48	201	201
Pool #MA5818,
4.50%, 3/20/49	158	154
Pool #MA5931,
4.00%, 5/20/49	323	306
Pool #MA5985,
3.50%, 6/20/49	338	309
Pool #MA6040,
4.00%, 7/20/49	383	362
Pool #MA6218,
3.00%, 10/20/49	568	508
Pool #MA6310,
3.00%, 12/20/34	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA6337,
2.50%, 12/20/49	$123	$105
Pool #MA6338,
3.00%, 12/20/49	1,292	1,150
Pool #MA6339,
3.50%, 12/20/49	651	593
Pool #MA6408,
2.50%, 1/20/50	323	278
Pool #MA6409,
3.00%, 1/20/50	371	330
Pool #MA6410,
3.50%, 1/20/50	655	600
Pool #MA6474,
2/20/50(2)	940	836
Pool #MA6654,
2.00%, 5/20/50	951	784
Pool #MA6655,
2.50%, 5/20/50	266	228
Pool #MA6709,
2.50%, 6/20/50	1,243	1,063
Pool #MA6765,
2.50%, 7/20/50	1,430	1,223
Pool #MA6819,
2.50%, 8/20/50	793	678
Pool #MA6820,
3.00%, 8/20/50	613	546
Pool #MA6865,
2.50%, 9/20/50	621	531
Pool #MA6866,
3.00%, 9/20/50	2,924	2,601
Pool #MA6930,
2.00%, 10/20/50	955	785
Pool #MA6994,
2.00%, 11/20/50	2,124	1,743
Pool #MA6995,
2.50%, 11/20/50	990	847
Pool #MA7051,
2.00%, 12/20/50	2,223	1,824
Pool #MA7052,
2.50%, 12/20/50	2,536	2,169
Pool #MA7135,
2.00%, 1/20/51	2,258	1,852
FIXED INCOME FUNDS 88 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA7136,
2.50%, 1/20/51	$1,305	$1,116
Pool #MA7164,
2.00%, 2/20/36	228	211
Pool #MA7192,
2.00%, 2/20/51	2,639	2,165
Pool #MA7254,
2.00%, 3/20/51	2,917	2,393
Pool #MA7311,
2.00%, 4/20/51	1,498	1,229
Pool #MA7312,
2.50%, 4/20/51	1,110	949
Pool #MA7366,
2.00%, 5/20/51	2,266	1,859
Pool #MA7367,
2.50%, 5/20/51	1,723	1,474
Pool #MA7417,
2.00%, 6/20/51	2,669	2,190
Pool #MA7418,
2.50%, 6/20/51	2,702	2,311
Pool #MA7471,
2.00%, 7/20/51	2,431	1,994
Pool #MA7472,
2.50%, 7/20/51	1,865	1,595
Pool #MA7534,
2.50%, 8/20/51	2,854	2,441
Pool #MA7535,
3.00%, 8/20/51	1,546	1,374
Pool #MA7588,
2.00%, 9/20/51	1,324	1,086
Pool #MA7589,
2.50%, 9/20/51	1,934	1,654
Pool #MA7590,
3.00%, 9/20/51	832	739
Pool #MA7647,
1.50%, 10/20/51	351	276
Pool #MA7649,
2.50%, 10/20/51	1,257	1,075
Pool #MA7704,
2.00%, 11/20/51	1,371	1,125
Pool #MA7705,
2.50%, 11/20/51	1,338	1,144
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA7768,
3.00%, 12/20/51	$1,624	$1,443
Pool #MA7880,
2.00%, 2/20/52	1,430	1,173
Pool #MA7881,
2.50%, 2/20/52	1,044	893
Pool #MA7883,
3.50%, 2/20/52	1,365	1,239
Pool #MA7936,
2.50%, 3/20/52	2,080	1,779
Pool #MA7988,
3.00%, 4/20/52	1,398	1,242
Pool #MA7989,
3.50%, 4/20/52	426	386
Pool #MA8148,
3.00%, 7/20/52	1,180	1,050
Pool #MA8151,
4.50%, 7/20/52	1,418	1,375
Pool #MA8199,
3.50%, 8/20/52	788	714
Pool #MA8201,
4.50%, 8/20/52	568	550
Pool #MA8266,
3.50%, 9/20/52	740	669
Pool #MA8267,
4.00%, 9/20/52	1,483	1,394
Pool #MA8268,
4.50%, 9/20/52	719	697
Pool #MA8346,
4.00%, 10/20/52	1,188	1,120
Pool #MA8429,
5.50%, 11/20/52	185	188
Pool #MA8430,
6.00%, 11/20/52	44	46
Pool #MA8487,
3.50%, 12/20/52	843	762
Pool #MA8489,
4.50%, 12/20/52	1,508	1,460
Pool #MA8490,
5.00%, 12/20/52	1,410	1,399
Pool #MA8491,
5.50%, 12/20/52	1,169	1,185
NORTHERN FUNDS QUARTERLY REPORT  89 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA8492,
6.00%, 12/20/52	$833	$858
Pool #MA8569,
5.00%, 1/20/53	1,381	1,370
Pool #MA8647,
5.00%, 2/20/53	420	416
Pool #MA8723,
4.00%, 3/20/53	1,437	1,350
Pool #MA8945,
4.00%, 6/20/53	243	229
Pool #MA8947,
5.00%, 6/20/53	768	761
Pool #MA8948,
5.50%, 6/20/53	654	662
Pool #MA8949,
6.00%, 6/20/53	1,204	1,238
Pool #MA8950,
6.50%, 6/20/53	481	501
Pool #MA9015,
4.50%, 7/20/53	816	788
Pool #MA9016,
5.00%, 7/20/53	1,866	1,849
Pool #MA9017,
5.50%, 7/20/53	1,052	1,065
Pool #MA9104,
4.50%, 8/20/53	833	804
Pool #MA9106,
5.50%, 8/20/53	658	665
Pool #MA9107,
6.00%, 8/20/53	242	249
Pool #MA9240,
5.00%, 10/20/53	669	663
Pool #MA9241,
5.50%, 10/20/53	533	541
Pool #MA9242,
6.00%, 10/20/53	506	520
Pool #MA9243,
6.50%, 10/20/53	177	184
Pool #MA9244,
7.00%, 10/20/53	125	130
Pool #MA9305,
5.50%, 11/20/53	904	914
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA9306,
6.00%, 11/20/53	$356	$367
Pool #MA9307,
6.50%, 11/20/53	180	187
Pool #MA9366,
7.50%, 12/20/53	32	33
Pool #MA9424,
6.00%, 1/20/54	222	228
Pool #MA9425,
6.50%, 1/20/54	386	401
Pool #MA9426,
7.00%, 1/20/54	175	182
Pool #MA9541,
5.50%, 3/20/54	1,648	1,664
Pool #MA9604,
5.00%, 4/20/54	993	982
Pool #MA9605,
5.50%, 4/20/54	1,849	1,866
Pool #MA9606,
6.00%, 4/20/54	382	392
Pool #MA9669,
6.00%, 5/20/54	972	996
Pool #MA9670,
6.50%, 5/20/54	533	553
Pool #MA9906,
5.50%, 9/20/54	1,576	1,588
Pool #MA9907,
6.00%, 9/20/54	1,022	1,047
Pool #MA9908,
6.50%, 9/20/54	426	442
Pool #MA9963,
4.50%, 10/20/54	1,522	1,467
Pool #MB0022,
3.50%, 11/20/54	571	513
Pool #MB0025,
5.00%, 11/20/54	1,856	1,832
Pool #MB0090,
4.50%, 12/20/54	1,287	1,238
Pool #MB0091,
5.00%, 12/20/54	2,215	2,189
Pool #MB0092,
5.50%, 12/20/54	738	743
FIXED INCOME FUNDS 90 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MB0204,
5.00%, 2/20/55	$288	$284
Pool #MB0310,
6.50%, 4/20/55	1,528	1,584
Pool #MB0555,
5.00%, 8/20/55	2,479	2,446
Pool #MB0556,
5.50%, 8/20/55	2,579	2,594
Pool #MB0557,
6.00%, 8/20/55	1,414	1,444
Pool #MB0619,
3.50%, 9/20/55	786	706
Pool #MB0685,
5.00%, 10/20/55	489	482
Pool #MB0686,
5.50%, 10/20/55	3,850	3,872
Pool #MB0687,
6.00%, 10/20/55	2,685	2,743
Pool #MB0745,
5.00%, 11/20/55	3,722	3,673
Pool #MB0870,
4.50%, 1/20/56	494	475
Pool #MB0995,
4.50%, 3/20/56	1,988	1,910
Pool #MB0997,
5.50%, 3/20/56	2,673	2,689
Pool #MB0998,
6.00%, 3/20/56	495	506
Pool #MB1070,
5.00%, 4/20/56	1,991	1,964
Pool #MB1142,
5.00%, 5/20/56	3,393	3,348
Pool MA8878,
5.00%, 5/20/53	602	596
Pool MA9542,
6.00%, 3/20/54	689	706
Pool MB0366,
5.50%, 5/20/55	1,949	1,962
Pool MB0422,
4.50%, 6/20/55	1,946	1,870
Pool MB0869,
4.00%, 1/20/56	990	920
		165,744
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.8% (12)continued
Tennessee Valley Authority – 0.0%
5.25%, 9/15/39	$1,050	$1,091
Total U.S. Government Agencies
(Cost $805,646)		748,977

U.S. GOVERNMENT OBLIGATIONS – 45.5%
U.S. Treasury Bonds – 9.8%
4.50%, 2/15/36	1,000	1,012
4.75%, 2/15/37	500	514
5.00%, 5/15/37	750	787
4.38%, 2/15/38	750	744
4.50%, 5/15/38	750	751
3.50%, 2/15/39	1,000	900
4.25%, 5/15/39	1,000	966
4.50%, 8/15/39	1,000	986
4.38%, 11/15/39	1,500	1,457
4.63%, 2/15/40	1,500	1,491
1.13%, 5/15/40	3,500	2,214
4.38%, 5/15/40	1,500	1,450
1.13%, 8/15/40	5,000	3,132
3.88%, 8/15/40	1,500	1,368
1.38%, 11/15/40	5,500	3,555
4.25%, 11/15/40	1,500	1,423
1.88%, 2/15/41	6,600	4,579
4.75%, 2/15/41	1,500	1,500
2.25%, 5/15/41	3,750	2,734
4.38%, 5/15/41	1,400	1,341
1.75%, 8/15/41	6,000	4,021
3.75%, 8/15/41	800	711
2.00%, 11/15/41	6,000	4,155
3.13%, 11/15/41	1,000	817
2.38%, 2/15/42	4,000	2,917
3.13%, 2/15/42	1,000	813
3.00%, 5/15/42	1,000	796
3.25%, 5/15/42	3,500	2,882
2.75%, 8/15/42	1,500	1,146
3.38%, 8/15/42	3,750	3,129
2.75%, 11/15/42	2,000	1,520
4.00%, 11/15/42	2,700	2,436
3.13%, 2/15/43	1,500	1,199
3.88%, 2/15/43	3,800	3,367
2.88%, 5/15/43	2,500	1,919
3.88%, 5/15/43	3,000	2,652
3.63%, 8/15/43	2,000	1,704
NORTHERN FUNDS QUARTERLY REPORT  91 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.5%continued
U.S. Treasury Bonds – 9.8%continued
4.38%, 8/15/43	$3,500	$3,291
3.75%, 11/15/43	2,000	1,729
4.75%, 11/15/43	3,500	3,443
3.63%, 2/15/44	2,000	1,694
4.50%, 2/15/44	4,000	3,809
3.38%, 5/15/44	1,600	1,304
4.63%, 5/15/44	3,500	3,381
3.13%, 8/15/44	8,800	6,886
4.13%, 8/15/44	4,100	3,708
3.00%, 11/15/44	2,000	1,530
4.63%, 11/15/44	4,000	3,855
2.50%, 2/15/45	3,000	2,104
4.75%, 2/15/45	3,820	3,737
3.00%, 5/15/45	2,600	1,977
5.00%, 5/15/45	4,000	4,034
2.88%, 8/15/45	1,500	1,113
4.88%, 8/15/45	4,170	4,138
3.00%, 11/15/45	1,000	755
4.63%, 11/15/45	4,120	3,957
2.50%, 2/15/46	2,000	1,379
4.63%, 2/15/46	3,000	2,880
2.50%, 5/15/46	2,000	1,374
5.00%, 5/15/46	3,500	3,526
2.25%, 8/15/46	3,000	1,957
2.88%, 11/15/46	1,500	1,096
3.00%, 2/15/47	2,000	1,488
3.00%, 5/15/47	2,000	1,485
2.75%, 8/15/47	2,750	1,944
2.75%, 11/15/47	3,000	2,115
3.00%, 2/15/48	3,000	2,209
3.13%, 5/15/48	4,500	3,381
3.00%, 8/15/48	3,500	2,564
3.38%, 11/15/48	4,000	3,129
3.00%, 2/15/49	5,000	3,645
2.88%, 5/15/49	4,500	3,196
2.25%, 8/15/49	5,300	3,297
2.38%, 11/15/49	3,500	2,229
2.00%, 2/15/50	6,400	3,729
1.25%, 5/15/50	6,000	2,855
1.38%, 8/15/50	6,000	2,943
1.63%, 11/15/50	6,000	3,136
1.88%, 2/15/51	7,300	4,057
2.38%, 5/15/51	9,500	5,941
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.5%continued
U.S. Treasury Bonds – 9.8%continued
2.00%, 8/15/51	$7,000	$3,985
1.88%, 11/15/51	6,700	3,682
2.25%, 2/15/52	6,000	3,612
2.88%, 5/15/52	5,500	3,805
3.00%, 8/15/52	5,500	3,900
4.00%, 11/15/52	5,850	5,005
3.63%, 2/15/53	5,000	3,998
3.63%, 5/15/53	6,000	4,795
4.13%, 8/15/53	6,000	5,241
4.75%, 11/15/53	6,750	6,530
4.25%, 2/15/54	6,500	5,800
4.63%, 5/15/54	6,540	6,211
4.25%, 8/15/54	6,000	5,357
4.50%, 11/15/54	6,500	6,051
4.63%, 2/15/55	6,000	5,702
4.75%, 5/15/55	6,750	6,548
4.75%, 8/15/55	7,700	7,471
4.63%, 11/15/55	6,590	6,270
4.75%, 2/15/56	8,200	7,966
5.00%, 5/15/56	3,400	3,436
		296,453
U.S. Treasury Notes – 35.7%
4.38%, 7/15/27	5,000	5,013
0.38%, 7/31/27	4,000	3,842
2.75%, 7/31/27	5,000	4,927
3.88%, 7/31/27	5,100	5,085
2.25%, 8/15/27	5,000	4,896
3.75%, 8/15/27	5,000	4,979
0.50%, 8/31/27	2,500	2,397
3.13%, 8/31/27	5,000	4,943
3.63%, 8/31/27	7,640	7,596
3.38%, 9/15/27	5,000	4,955
0.38%, 9/30/27	5,110	4,878
3.50%, 9/30/27	7,000	6,945
4.13%, 9/30/27	5,000	4,999
3.88%, 10/15/27	6,400	6,377
0.50%, 10/31/27	5,070	4,832
3.50%, 10/31/27	7,000	6,940
4.13%, 10/31/27	5,000	4,997
2.25%, 11/15/27	5,000	4,873
4.13%, 11/15/27	5,020	5,017
0.63%, 11/30/27	5,000	4,759
3.38%, 11/30/27	7,000	6,925
FIXED INCOME FUNDS 92 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.5%continued
U.S. Treasury Notes – 35.7%continued
3.88%, 11/30/27	$5,000	$4,980
4.00%, 12/15/27	5,000	4,988
0.63%, 12/31/27	5,000	4,745
3.38%, 12/31/27	7,000	6,920
3.88%, 12/31/27	5,000	4,979
4.25%, 1/15/28	5,000	5,005
0.75%, 1/31/28	5,000	4,740
3.50%, 1/31/28	10,000	9,897
2.75%, 2/15/28	5,000	4,889
4.25%, 2/15/28	5,000	5,006
1.13%, 2/29/28	5,700	5,424
3.38%, 2/29/28	4,000	3,950
4.00%, 2/29/28†	5,000	4,987
3.88%, 3/15/28	5,000	4,976
1.25%, 3/31/28	5,000	4,756
3.63%, 3/31/28	5,000	4,954
3.88%, 3/31/28	7,000	6,966
3.75%, 4/15/28	5,000	4,964
1.25%, 4/30/28	5,000	4,745
3.50%, 4/30/28	5,000	4,941
3.75%, 4/30/28	5,000	4,964
2.88%, 5/15/28	7,000	6,838
3.75%, 5/15/28	5,000	4,963
1.25%, 5/31/28	5,500	5,208
3.63%, 5/31/28	5,000	4,951
4.00%, 5/31/28	7,000	6,980
3.88%, 6/15/28	5,000	4,973
1.25%, 6/30/28	5,120	4,837
4.00%, 6/30/28	5,000	4,985
4.13%, 6/30/28	3,000	2,998
3.88%, 7/15/28	5,500	5,468
1.00%, 7/31/28	6,000	5,625
4.13%, 7/31/28	5,000	4,996
2.88%, 8/15/28	6,000	5,844
3.63%, 8/15/28†	6,000	5,934
1.13%, 8/31/28	6,000	5,625
4.38%, 8/31/28	5,000	5,021
3.38%, 9/15/28	5,000	4,917
1.25%, 9/30/28	5,000	4,689
4.63%, 9/30/28	5,000	5,048
3.50%, 10/15/28	5,000	4,927
1.38%, 10/31/28	5,000	4,692
4.88%, 10/31/28	5,000	5,077
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.5%continued
U.S. Treasury Notes – 35.7%continued
3.13%, 11/15/28	$6,000	$5,860
3.50%, 11/15/28	5,000	4,925
1.50%, 11/30/28	5,000	4,696
4.38%, 11/30/28	5,000	5,023
3.50%, 12/15/28	5,000	4,923
1.38%, 12/31/28	5,000	4,672
3.75%, 12/31/28	5,000	4,950
3.50%, 1/15/29	5,000	4,920
1.75%, 1/31/29	5,000	4,706
4.00%, 1/31/29	6,000	5,974
2.63%, 2/15/29	5,000	4,810
3.50%, 2/15/29	5,000	4,917
1.88%, 2/28/29	5,000	4,713
4.25%, 2/28/29	6,000	6,012
3.50%, 3/15/29	6,000	5,899
2.38%, 3/31/29	5,000	4,770
4.13%, 3/31/29	6,000	5,993
3.88%, 4/15/29	5,000	4,962
2.88%, 4/30/29	4,000	3,863
4.63%, 4/30/29	8,000	8,096
2.38%, 5/15/29	5,000	4,761
3.88%, 5/15/29	10,000	9,923
2.75%, 5/31/29	3,500	3,366
4.50%, 5/31/29	7,500	7,568
4.13%, 6/15/29	6,000	5,994
3.25%, 6/30/29	4,000	3,897
4.25%, 6/30/29	10,000	10,023
2.63%, 7/31/29	3,500	3,345
4.00%, 7/31/29	7,000	6,967
1.63%, 8/15/29	5,000	4,633
3.13%, 8/31/29	5,000	4,846
3.63%, 8/31/29	7,000	6,888
3.50%, 9/30/29	5,000	4,898
3.88%, 9/30/29	5,000	4,955
4.00%, 10/31/29	3,000	2,983
4.13%, 10/31/29	5,000	4,992
1.75%, 11/15/29	3,500	3,238
3.88%, 11/30/29	5,000	4,952
4.13%, 11/30/29	5,000	4,992
3.88%, 12/31/29	1,900	1,881
4.38%, 12/31/29	7,000	7,045
3.50%, 1/31/30	5,000	4,888
4.25%, 1/31/30	5,000	5,011
NORTHERN FUNDS QUARTERLY REPORT  93 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.5%continued
U.S. Treasury Notes – 35.7%continued
1.50%, 2/15/30	$5,000	$4,555
4.00%, 2/28/30	10,000	9,939
3.63%, 3/31/30	3,730	3,658
4.00%, 3/31/30	5,000	4,968
3.50%, 4/30/30	5,000	4,879
3.88%, 4/30/30	7,000	6,924
0.63%, 5/15/30	6,540	5,714
3.75%, 5/31/30	5,000	4,921
4.00%, 5/31/30	5,000	4,966
3.75%, 6/30/30	2,190	2,154
3.88%, 6/30/30	5,800	5,733
3.88%, 7/31/30	5,000	4,941
4.00%, 7/31/30	2,000	1,985
0.63%, 8/15/30	10,000	8,660
3.63%, 8/31/30	6,500	6,359
4.13%, 8/31/30	5,000	4,986
3.63%, 9/30/30	5,000	4,890
4.63%, 9/30/30	5,000	5,082
3.63%, 10/31/30	6,000	5,865
4.88%, 10/31/30	2,340	2,402
0.88%, 11/15/30	7,000	6,079
3.50%, 11/30/30	8,000	7,776
4.38%, 11/30/30	5,000	5,034
3.63%, 12/31/30	8,000	7,812
3.75%, 12/31/30	5,000	4,907
3.75%, 1/31/31	3,500	3,434
4.00%, 1/31/31	5,000	4,957
1.13%, 2/15/31	10,000	8,726
3.50%, 2/28/31	6,000	5,824
4.25%, 2/28/31	5,000	5,008
3.88%, 3/31/31	7,000	6,900
4.13%, 3/31/31	5,000	4,981
3.88%, 4/30/31	5,000	4,928
4.63%, 4/30/31	5,000	5,089
1.63%, 5/15/31	10,000	8,872
4.13%, 5/31/31	7,000	6,974
4.63%, 5/31/31	5,000	5,090
4.13%, 6/30/31	2,300	2,292
4.25%, 6/30/31	5,000	5,007
4.13%, 7/31/31	5,000	4,979
1.25%, 8/15/31	10,000	8,643
3.75%, 8/31/31	5,000	4,891
3.63%, 9/30/31	5,000	4,860
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.5%continued
U.S. Treasury Notes – 35.7%continued
4.13%, 10/31/31	$5,000	$4,975
1.38%, 11/15/31	10,000	8,636
4.13%, 11/30/31	5,000	4,973
4.50%, 12/31/31	5,000	5,064
4.38%, 1/31/32	5,000	5,032
1.88%, 2/15/32	10,000	8,821
4.13%, 2/29/32	5,000	4,970
4.13%, 3/31/32	5,000	4,968
4.00%, 4/30/32	6,500	6,414
2.88%, 5/15/32	9,000	8,356
4.13%, 5/31/32	5,000	4,964
4.00%, 6/30/32	5,000	4,930
4.00%, 7/31/32	5,000	4,928
2.75%, 8/15/32	9,000	8,266
3.88%, 8/31/32	3,500	3,425
3.88%, 9/30/32	5,000	4,889
3.75%, 10/31/32	5,000	4,852
4.13%, 11/15/32	9,000	8,919
3.75%, 11/30/32	5,000	4,850
3.88%, 12/31/32	5,000	4,882
4.00%, 1/31/33	2,500	2,457
3.50%, 2/15/33	5,000	4,771
3.75%, 2/28/33	7,000	6,780
4.25%, 3/31/33	4,500	4,486
3.38%, 5/15/33	9,500	8,973
4.25%, 5/31/33	3,000	2,989
3.88%, 8/15/33	10,000	9,724
4.50%, 11/15/33	10,000	10,100
4.00%, 2/15/34	10,000	9,770
4.38%, 5/15/34	10,000	10,003
3.88%, 8/15/34	10,000	9,659
4.25%, 11/15/34	11,800	11,685
4.63%, 2/15/35	11,500	11,682
4.25%, 5/15/35	15,500	15,317
4.25%, 8/15/35	13,700	13,526
4.00%, 11/15/35	12,000	11,608
4.13%, 2/15/36	12,500	12,195
4.38%, 5/15/36	4,000	3,979
		1,076,739
Total U.S. Government Obligations
(Cost $1,429,624)		1,373,192

FIXED INCOME FUNDS 94 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 0.3%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	$110	$106
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	112	128
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	168
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,050
7.63%, 3/1/40	405	478
7.60%, 11/1/40	100	120
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	162
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	102
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	83
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(8)	500	414
		2,705
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	315
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	91	98
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.3%continued
Georgia – 0.0%continued
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	$62	$66
7.06%, 4/1/57	275	303
		467
Illinois – 0.0%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	263	289
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	135	142
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	562	568
		999
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	248
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	103
		351
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	102
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	220
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	219
NORTHERN FUNDS QUARTERLY REPORT  95 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.3%continued
New Jersey – 0.0%continued
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	$125	$146
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	148
		513
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Build America Revenue Bonds,
7.34%, 11/15/39	70	81
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.72%, 6/15/42	250	245
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	101
New York State Dormitory Authority State Personal Income TRB, Build America Bonds, Unrefunded Balance,
5.63%, 3/15/39	70	71
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	65	66
New York Taxable Sustainable G.O. Unlimited Bonds, Series E2,
5.39%, 10/1/55	400	385
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 168,
4.93%, 10/1/51	250	233
Port Authority of New York & New Jersey Consolidated Taxable Revenue Refunding Bonds, Series 164,
5.65%, 11/1/40	350	367
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.3%continued
New York – 0.1%continued
Port Authority of New York & New Jersey Consolidated Taxable Revenue Refunding Bonds, Series 165,
5.65%, 11/1/40	$200	$210
		1,759
Ohio – 0.0%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	208
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	373
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(5)	200	166
		747
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	193	194
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	105
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	167
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	204
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	137
FIXED INCOME FUNDS 96 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.3%continued
Texas – 0.1%continued
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	$187	$190
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	306
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	95
		1,099
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	300	172
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	81
Total Municipal Bonds
(Cost $10,048)		9,935

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.0%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(14) (15) (16)	37,958,443	$37,958
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(14) (15)	52,287,566	52,288
Total Investment Companies
(Cost $90,246)		90,246

Total Investments – 101.8%
(Cost $3,217,074)		3,073,394
Liabilities less Other Assets – (1.8%)		(54,516)
NET ASSETS – 100.0%		$3,018,878

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2026, the value of these securities amounted to approximately $7,742,000 or 0.3% of net assets.

(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2026.
(5)	Century bond maturing in 2111.
(6)	Century bond maturing in 2114.
(7)	Century bond maturing in 2116.
(8)	Century bond maturing in 2112.
(9)	Investment in affiliate.
(10)	Zero coupon bond.
(11)	Principal Amount and Value rounds to less than one thousand.
(12)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(13)	Variable or floating rate security. Rate as of June 30, 2026 is disclosed.
(14)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(15)	7-day current yield as of June 30, 2026 is disclosed.
(16)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT  97 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued	June 30, 2026 (UNAUDITED)
USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$11,364	$—	$11,364
Commercial Mortgage-Backed Securities	—	19,569	—	19,569
Corporate Bonds(1)	—	635,662	—	635,662
Foreign Issuer Bonds(1)	—	184,449	—	184,449
U.S. Government Agencies(1)	—	748,977	—	748,977
U.S. Government Obligations(1)	—	1,373,192	—	1,373,192
Municipal Bonds(1)	—	9,935	—	9,935
Investment Companies	90,246	—	—	90,246
Total Investments	$90,246	$2,983,148	$—	$3,073,394

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Nasdaq, Inc.	$301	$—	$—	$3	$304	300,000	$4
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	25,054	60,673	47,769	—	37,958	37,958,443	47 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	120,268	97,139	165,119	—	52,288	52,287,566	726
Total	$145,623	$157,812	$212,888	$3	$90,550	90,546,009	$777

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
FIXED INCOME FUNDS 98 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	June 30, 2026 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 99.6%
California – 99.6%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$1,000	$1,018
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,002
Alum Rock Union Elementary School District G.O. Unlimited Refunding Bonds, Series B (BAM Insured),
5.00%, 8/1/33	1,750	2,008
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,760
Bay Area Toll Authority Toll Bridge Subordinate Revenue Refunding Bonds, Series S-11,
5.00%, 4/1/32	795	898
Burbank-Glendale Pasadena Airport Authority Revenue Bonds, Series B, (AMT),
5.00%, 7/1/35	1,000	1,131
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	3,500	3,553
California Community Choice Financing Authority Clean Energy Project Sustainable Revenue Bonds,
4.00%, 12/1/27(1) (2)	1,400	1,420
5.25%, 4/1/30(1) (2)	1,800	1,903
5.00%, 12/1/32(1) (2)	3,250	3,344
5.00%, 8/1/33(1) (2)	2,000	2,159
5.00%, 10/1/33(1) (2)	2,000	2,097
5.00%, 7/1/34(1) (2)	2,000	2,056
5.00%, 5/1/35(1) (2)	1,500	1,623
5.00%, 7/1/35	640	704
5.00%, 3/1/36	1,000	1,043
6/1/36(3)	1,000	1,084
California Community Choice Financing Authority Clean Energy Project Sustainable Revenue Bonds, Series E,
5.00%, 9/1/32(1) (2)	2,320	2,472
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
California Community Choice Financing Authority Clean Energy Project Variable Sustainable Revenue Bonds,
5.00%, 8/1/29(1) (2)	$750	$785
5.00%, 9/1/32(1) (2)	2,720	2,945
5.00%, 9/1/32	725	783
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	1,864	1,887
California PFA Revenue Refunding Bonds, Series A, PIH Health,
5.00%, 6/1/32	1,500	1,645
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	771
California State Educational Facilities Authority Revenue Bonds, The Master's University,
5.25%, 8/1/40	1,500	1,573
California State Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/43	610	680
5.00%, 11/1/44	700	774
California State Educational Facilities Authority Revenue Refunding Bonds, University of the Pacific,
5.00%, 11/1/35	750	875
California State Educational Facilities Authority Revenue Refunding Bonds, Western University of Health Sciences,
5.00%, 6/1/38	900	1,035
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/32	2,875	3,284
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,499
NORTHERN FUNDS QUARTERLY REPORT  99 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
California State Enterprise Development Authority Revenue Refunding Bonds, Series A, Milken Community School Project,
5.00%, 7/1/33	$550	$613
California State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/30(4)	25	28
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 11/1/32	1,515	1,662
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	2,500	2,871
5.00%, 8/1/34	2,000	2,321
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	2,000	2,004
California State Health Facilities Financing Authority Revenue Bonds, Adventist Health System/West,
5.00%, 12/1/28	1,500	1,569
5.00%, 12/1/35	2,500	2,794
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	251
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, El Camino Health,
5.00%, 2/1/33	700	806
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Stanford Health Care,
5.00%, 8/15/33	690	801
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	1,855	2,037
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	$2,000	$2,226
California State Health Facilities Financing Authority Variable Revenue Bonds, Series B-2, Scripps Health,
5.00%, 2/4/31(1) (2)	1,350	1,479
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Rady Children's Health,
5.00%, 5/1/34(1) (2)	2,000	2,281
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/29	2,045	2,166
5.00%, 11/1/33	200	221
California State Infrastructure & Economic Development Bank Revenue Bonds, California Science Center Phase III Project,
5.00%, 11/1/31	1,500	1,656
California State Infrastructure & Economic Development Bank Revenue Bonds, Los Angeles County Museum of Natural History Foundation,
7/1/56(3)	1,500	1,568
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,040
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	3,000	2,867
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,210	2,859
FIXED INCOME FUNDS 100 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
California State Municipal Finance Authority MFH Revenue Bonds, Series A, 707 by Vintage (FHLMC Insured),
4.40%, 12/1/43	$1,000	$1,003
California State Municipal Finance Authority MFH Variable Revenue Bonds, The Green at Warner Center,
2.95%, 2/1/29(1) (2)	500	500
California State Municipal Finance Authority Revenue Bonds, Gateways Hospital and Mental Health Centers,
5.00%, 9/1/41	635	660
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/46	1,000	798
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,343
California State Municipal Finance Authority Revenue Bonds, SFMTA Potrero Yard Modernization Project,
5.00%, 9/1/35	1,000	1,144
5.00%, 3/1/36	500	574
5.00%, 9/1/36	500	573
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	370
California State Public Works Board Lease Revenue Bonds, Series A, Various Capital Project,
5.00%, 9/1/29	1,250	1,345
California State Public Works Board Lease Revenue Bonds, Series C, Various Capital Projects,
5.00%, 11/1/35	405	475
5.00%, 11/1/39	500	571
California State Public Works Board Lease Revenue Refunding Bonds, Series C,
5.00%, 8/1/31	1,500	1,671
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/32	$3,500	$3,961
California State Statewide Communities Development Authority Special Assessment Revenue Refunding Bonds, Statewide Community Infrastructure (AG Insured),
5.00%, 9/2/34	300	344
5.00%, 9/2/35	275	317
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	3,630	3,941
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	4,560	4,701
California Statewide Communities Development Authority Revenue Bonds, Kaiser Foundation Hospitals,
5.00%, 10/1/35	2,000	2,280
California Statewide Communities Development Authority Revenue Bonds, Odd Fellows Home of California Project (California Mortgage Insured),
5.00%, 4/1/45	265	288
Central Valley Energy Authority Commodity Supply Revenue Bonds,
5.00%, 8/1/34	500	536
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	1,000	793
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,358
East Side Union High School District Santa Clara County G.O. Unlimited Bonds, Series D, Election of 2016,
5.00%, 8/1/32	750	852
NORTHERN FUNDS QUARTERLY REPORT  101 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	$1,000	$1,026
Fontana PFA Lease Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	425	486
5.00%, 11/1/37	450	523
Garden Grove PFA Lease Revenue Bonds, Series A,
5.00%, 4/1/29	300	322
Garden Grove PFA Lease Revenue Bonds, Series A (BAM Insured),
5.00%, 4/1/32	580	662
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.53%, 6/1/28	1,500	1,437
Hayward Unified School District G.O. Unlimited Refunding Bonds, Series B (AG Insured),
5.00%, 8/1/33	3,750	4,333
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,508
Inglewood Joint Powers Authority Lease Revenue Bonds, Inglewood Main Library Renovation (BAM Insured),
5.00%, 8/1/40	1,070	1,224
Irvine Unified School District Financing Authority Special Tax Refunding Bonds (BAM Insured),
5.00%, 9/1/28	500	526
Irvine Unified School District Special Refunding Tax Refunding Bonds, Community Facilities District No. 01-1 (BAM Insured),
5.00%, 9/1/32	1,400	1,586
Jefferson Union High School District San Mateo County G.O. Unlimited Bonds, Series C, Measure Z, Election of 2020,
5.00%, 8/1/34	300	350
Lake Elsinore Facilities Financing Authority Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/33	1,750	2,005
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
Long Beach Community College District G.O. Unlimited Bonds, Series E,
5.00%, 8/1/52	$2,000	$2,140
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,324
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	1,500	1,517
Long Beach Marina Revenue Refunding Bonds, Alamitos Bay Marina Project,
5.00%, 5/15/33	700	790
Los Alamitos Unified School District COPS, Capital Projects,
5.95%, 8/1/34	1,100	1,205
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/36	2,975	3,110
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,669
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series J,
5.00%, 12/1/43	1,750	1,977
Los Angeles County Public Works Financing Authority Revenue Bonds, Los Angeles County Flood Control District,
5.00%, 3/1/38	550	644
Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/30	1,465	1,535
5.25%, 5/15/31	2,000	2,086
5.00%, 5/15/44	1,500	1,537
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,
5.00%, 5/15/32	2,840	3,113
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/35	1,850	2,096
FIXED INCOME FUNDS 102 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/29	$500	$530
5.00%, 7/1/34	1,500	1,690
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series E,
5.00%, 7/1/33	4,210	4,709
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	1,896
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment & Real Property,
5.00%, 5/1/30	600	654
5.00%, 5/1/34	750	866
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Los Angeles Convention Center,
5.00%, 5/1/40	1,000	1,129
Los Angeles Special Tax Refunding Bonds, Community Facilities District No. 4 Playa Vista (AG Insured),
5.00%, 9/1/30	775	848
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	197
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008 (BAM-TCRS Insured),
5.00%, 7/1/31	1,500	1,556
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/33	3,500	4,017
Menifee Community Facilities District Special Tax Bonds, McCall,
3.00%, 9/1/42	385	314
4.00%, 9/1/51	1,000	862
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	2,920	3,183
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
Moreland School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/32	$1,300	$1,480
Morongo Unified School District G.O. Unlimited Bonds, Election of 2024,
5.00%, 8/1/41	375	424
Mount Diablo Unified School District COPS (AG Insured),
5.00%, 9/1/32	400	456
Mount Diablo Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/32	750	854
Natomas Unified School District G.O. Unlimited Bonds (AG Insured),
3.00%, 8/1/39	1,655	1,510
3.00%, 8/1/40	2,000	1,782
Northern California Energy Authority Commodity Supply Revenue Refunding Bonds,
5.00%, 8/1/30(1) (2)	2,000	2,118
Northern California Transmission Agency Revenue Refunding Bonds, California-Oregon Transmission Project,
5.00%, 5/1/36	1,100	1,299
Oakland Unified School District Alameda County, G.O. Unlimited Bonds, Series A, Election of 2020,
5.00%, 8/1/28	2,000	2,103
Ontario PFA Lease Revenue Bonds, Series A,
5.00%, 11/1/32	300	341
5.00%, 11/1/33	475	547
Ontario PFA Taxable Lease Revenue Bonds, Series A,
4.57%, 10/1/34	500	492
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	1,000	1,059
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,956
NORTHERN FUNDS QUARTERLY REPORT  103 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
Paramount Unified School District G.O. Unlimited Bonds, Election of 2024,
8/1/41(3)	$150	$171
8/1/42(3)	220	249
8/1/43(3)	300	339
Peralta Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	2,150	2,501
Pittsburg Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/29	150	162
Placentia-Yorba Linda Unified School District Refunding COPS,
5.00%, 10/1/32	1,000	1,139
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Rancho Redevelopment Project,
5.00%, 9/1/32	1,500	1,714
Redding Electric System Revenue Refunding Bonds,
6/1/30(3)	2,000	2,169
Redding Joint Powers Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 6/1/55	2,250	2,346
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernardino County,
3.00%, 7/1/30	2,295	2,298
Rialto Unified School District COPS, Kitchen & Meeting (BAM Insured),
5.00%, 9/1/31	270	302
River Islands PFA Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/46	575	628
Sacramento City Unified School District G.O. Unlimited Refunding Bonds, Series B (AG Insured),
5.00%, 8/1/34	1,295	1,450
5.00%, 8/1/35	845	950
Sacramento County Airport System Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	325	356
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
Sacramento County Airport System Subordinate Revenue Refunding Bonds, Series B,
7/1/41(3)	$245	$277
Sacramento County Special Tax Refunding Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,022
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/37	1,000	1,019
San Diego County Regional Airport Authority Senior Revenue Bonds, (AMT), Private Activity,
5.00%, 7/1/36	1,100	1,227
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A,
5.00%, 10/15/38	1,500	1,732
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series SR-6, Election of 2008,
5.00%, 7/1/32	1,000	1,141
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series (AMT),
5.25%, 5/1/41	1,000	1,102
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	1,000	1,076
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series A (AMT),
5.25%, 5/1/45	500	547
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	375	393
FIXED INCOME FUNDS 104 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
San Francisco City & County Redevelopment Successor Agency Tax Allocation Refunding Bonds, Mission Bay South Redevelopment (AG Insured),
5.00%, 8/1/31	$1,150	$1,286
5.00%, 8/1/32	1,420	1,613
San Francisco City & County Refunding COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,492
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,496
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	1,000	1,000
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.50%, 7/1/35(1) (2)	1,500	1,667
San Leandro Unified School District G.O. Unlimited Bonds, Series B, Election of 2016 (BAM Insured),
5.00%, 8/1/32	560	589
San Mateo Union High School District G.O. Unlimited Refunding Bonds,
5.00%, 9/1/35	600	716
Santa Cruz County Redevelopment Successor Agency Tax Allocation Refunding Bonds, Series B (BAM Insured),
5.00%, 9/1/32	560	639
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AG Insured), Prerefunded,
5.00%, 8/1/26(4)	1,145	1,146
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AG Insured),
5.00%, 8/1/43	1,000	1,002
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
Southern California Logistics Airport Authority Junior Lien Tax Allocation Refunding Bonds, Series A (AG Insured),
5.00%, 12/1/35	$360	$424
Southern California Public Power Authority Sustainable Revenue Bonds, Clean Energy II Project,
5.00%, 11/1/33	1,200	1,280
Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project,
5.00%, 7/1/35	1,000	1,085
Sutter Butte Flood Control Agency Special Assessment Revenue Refunding Bonds (AG Insured),
5.00%, 10/1/35	500	583
Temecula Valley Unified School District Financing Authority Special Tax Revenue Refunding Bonds (BAM Insured),
5.00%, 9/1/32	670	762
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	487
5.00%, 10/1/34	600	623
Twin Rivers Unified School District G.O. Unlimited Refunding Bonds, Series A (AG Insured),
5.00%, 8/1/34	1,500	1,752
University of California Revenue Bonds, Series CD,
5.00%, 5/15/36	3,000	3,521
University of California Revenue Bonds, Series CH,
5.25%, 5/15/38	1,000	1,201
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	3,000	3,328
University of California Revenue Refunding Bonds, Series CE,
5.00%, 11/15/39	2,000	2,362
Val Verde Unified School District Special Tax Refunding Bonds,
5.00%, 9/1/32	245	282
NORTHERN FUNDS QUARTERLY REPORT  105 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 99.6%continued
Vista Joint Powers Financing Authority Revenue Refunding Bonds, Series A,
5.00%, 5/1/33	$900	$1,043
West Contra Costa Unified School District G.O. Unlimited Bonds, Series B, Election of 2020 (BAM Insured),
5.00%, 8/1/31	235	263
		257,884
Total Municipal Bonds
(Cost $262,501)		257,884

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(5) (6)	2,925,006	$2,925
Total Investment Companies
(Cost $2,925)		2,925

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.6%
California State Floating Rate G.O. Unlimited Bonds, Series A-1 (Barclays Bank PLC LOC),
1.00%, 6/30/26(7)	$1,400	$1,400
Pittsburg Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	250	250
Total Short-Term Investments
(Cost $1,651)		1,650

Total Investments – 101.3%
(Cost $267,077)		262,459
Liabilities less Other Assets – (1.3%)		(3,480)
NET ASSETS – 100.0%		$258,979

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2026 is disclosed.

(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(4)	Maturity date represents the prerefunded date.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2026 is disclosed.
(7)	Variable or floating rate security. Rate as of June 30, 2026 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CD - Certificate of Deposit

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

LOC - Letter of Credit

MFH - Multi-Family Housing

PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$257,884	$—	$257,884
Investment Companies	2,925	—	—	2,925
Short-Term Investments	—	1,650	—	1,650
Total Investments	$2,925	$259,534	$—	$262,459
FIXED INCOME FUNDS 106 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,880	$19,986	$20,941	$2,925	2,925,006	$25
NORTHERN FUNDS QUARTERLY REPORT  107 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.2%
California – 97.2%
Burbank-Glendale-Pasadena Airport Authority Revenue Bonds, Series B (AMT) (AG Insured),
5.25%, 7/1/46	$550	$597
California Community Choice Financing Authority Clean Energy Project Sustainable Revenue Bonds,
4.00%, 12/1/27(1) (2)	600	609
5.25%, 4/1/30(1) (2)	1,000	1,057
5.00%, 12/1/32(1) (2)	1,750	1,801
5.00%, 8/1/33(1) (2)	1,500	1,619
5.00%, 10/1/33(1) (2)	1,000	1,049
5.00%, 5/1/35(1) (2)	500	541
5.00%, 3/1/36	500	521
California Community Choice Financing Authority Clean Energy Project Sustainable Revenue Bonds, Series E,
5.00%, 9/1/32(1) (2)	1,385	1,476
California Community Choice Financing Authority Clean Energy Project Variable Sustainable Revenue Bonds,
5.00%, 9/1/32(1) (2)	500	541
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	893
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	329
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,146	1,137
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	466	472
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
3.00%, 12/1/51	600	430
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
California – 97.2%continued
California State Educational Facilities Authority Revenue Bonds, The Master's University,
5.25%, 8/1/40	$750	$786
California State Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/55	1,500	1,574
California State Educational Facilities Authority Revenue Refunding Bonds, Western University of Health Sciences,
5.00%, 6/1/36	1,000	1,148
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/32	905	1,034
California State Enterprise Development Authority Revenue Refunding Bonds, Series A, Milken Community School Project,
5.00%, 7/1/33	500	557
California State G.O. Unlimited Bonds,
5.00%, 3/1/55	1,000	1,071
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/45	2,000	2,217
California State Health Facilities Financing Authority Revenue Bonds, Adventist Health System/West,
5.00%, 12/1/28	500	523
5.00%, 12/1/35	1,300	1,453
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
4.00%, 11/1/44	2,000	1,933
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, El Camino Health,
5.00%, 2/1/34	800	931
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	225	247
FIXED INCOME FUNDS 108 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
California – 97.2%continued
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	$1,000	$1,113
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Rady Children's Health,
5.00%, 5/1/31(1) (2)	1,500	1,652
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/44	625	638
California State Infrastructure & Economic Development Bank Revenue Bonds, Los Angeles County Museum of Natural History Foundation,
7/1/56(3)	1,000	1,045
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	2,000	1,911
California State Municipal Finance Authority MFH Revenue Bonds, Series A, 707 by Vintage (FHLMC Insured),
4.40%, 12/1/43	500	502
California State Municipal Finance Authority MFH Variable Revenue Bonds, The Green at Warner Center,
2.95%, 2/1/29(1) (2)	500	500
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	214
California State Municipal Finance Authority Revenue Bonds, Gateways Hospital and Mental Health Centers,
5.00%, 9/1/46	675	689
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/49	1,000	754
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
California – 97.2%continued
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	$500	$521
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,036
California State Municipal Finance Authority Revenue Bonds, SFMTA Potrero Yard Modernization Project,
5.25%, 9/1/51	750	809
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	175	162
California State Public Works Board Lease Revenue Bonds, Series A, Various Capital Project,
5.00%, 9/1/29	750	807
California State Public Works Board Lease Revenue Bonds, Series C, Various Capital Projects,
5.00%, 11/1/50	1,000	1,077
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/27	1,750	1,806
California State Statewide Communities Development Authority Special Assessment Refunding Bonds, Statewide Community Infrastructure,
5.00%, 9/2/28	270	284
5.00%, 9/2/29	200	214
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	500	543
3.00%, 5/15/51	500	386
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	1,000	1,031
NORTHERN FUNDS QUARTERLY REPORT  109 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
California – 97.2%continued
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	$2,000	$2,007
California Statewide Communities Development Authority Revenue Bonds, Odd Fellows Home of California Project (California Mortgage Insured),
5.00%, 4/1/47	300	318
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	480
Central Valley Energy Authority Commodity Supply Revenue Bonds,
5.00%, 8/1/30	500	525
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	410
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,334
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	246
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,505
Irvine Special Tax Refunding Bonds, Community Facilities District 2013-3 Improvements (BAM Insured),
9/1/46(3)	500	551
Irvine Unified School District Financing Authority Special Tax Refunding Bonds (BAM Insured),
5.00%, 9/1/30	425	463
Lake Elsinore Facilities Financing Authority Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/34	1,000	1,159
Long Beach Community College District G.O. Unlimited Bonds, Series E,
5.00%, 8/1/52	1,000	1,070
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
California – 97.2%continued
Long Beach Marina Revenue Refunding Bonds, Alamitos Bay Marina Project,
5.00%, 5/15/34	$700	$798
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
4.00%, 8/1/39	2,915	2,918
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	1,600	1,120
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series J,
5.25%, 12/1/50	1,500	1,649
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series H,
5.25%, 12/1/41	1,000	1,148
Los Angeles County Public Works Financing Authority Revenue Bonds, Los Angeles County Flood Control District,
5.00%, 3/1/38	300	351
Los Angeles Department of Airports Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	1,000	1,062
Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/31	1,000	1,046
5.00%, 5/15/44	500	512
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	515
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	1,000	1,115
5.00%, 7/1/39	525	552
5.00%, 7/1/40	1,000	1,049
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	514
FIXED INCOME FUNDS 110 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
California – 97.2%continued
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/29	$1,250	$1,326
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	450	490
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment & Real Property,
5.00%, 5/1/42	775	872
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Los Angeles Convention Center,
5.00%, 5/1/55	1,000	1,041
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	843
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	650	672
Menifee Community Facilities District Special Tax Bonds, McCall,
3.00%, 9/1/42	165	135
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,158
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	1,000	1,090
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,220
Mount Diablo Unified School District COPS (AG Insured),
5.00%, 9/1/29	600	648
Mount Diablo Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/34	750	876
Mountain View Whisman School District G.O. Unlimited Bonds, Series B,
4.25%, 9/1/45	500	503
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
California – 97.2%continued
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(4)	$5,000	$4,052
Northern California Energy Authority Commodity Supply Revenue Refunding Bonds,
5.00%, 8/1/30(1) (2)	775	821
Northern California Transmission Agency Revenue Refunding Bonds, California-Oregon Transmission Project,
5.00%, 5/1/36	400	472
Oakland G.O. Unlimited Bonds, Series B-1, Measure U,
5.00%, 7/15/55	750	789
Oakland Unified School District Alameda County, G.O. Unlimited Bonds, Series A, Election of 2020,
5.00%, 8/1/28	1,065	1,120
Pasadena Unified School District G.O. Unlimited Bonds, Series D, Election of 2020,
5.25%, 8/1/47	1,000	1,112
Pittsburg Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/30	200	220
Redding Electric System Revenue Refunding Bonds,
6/1/31(3)	1,250	1,377
Redding Joint Powers Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 6/1/55	1,250	1,303
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,344
River Islands PFA Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/52	515	544
NORTHERN FUNDS QUARTERLY REPORT  111 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
California – 97.2%continued
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	$750	$746
Sacramento City Unified School District G.O. Unlimited Bonds, Series C, Measure H, Election of 2020 (AG Insured),
5.00%, 8/1/43	1,330	1,416
Sacramento County Airport System Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	300	329
Sacramento County Special Tax Refunding Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,061
San Carlos School District G.O. Unlimited Refunding Bonds,
5.00%, 10/1/41	400	450
San Diego Community College District G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/55	1,500	1,607
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,514
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,021
5.00%, 5/1/50	1,500	1,517
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	1,170	1,259
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	468
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,
4.00%, 11/1/41	1,000	1,031
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
California – 97.2%continued
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Sustainable Bonds,
5.00%, 11/1/32	$205	$235
San Francisco City & County Refunding COPS, Multiple Capital Projects,
2.00%, 10/1/33	1,200	1,068
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	500	500
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	836
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	518
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.50%, 7/1/35(1) (2)	1,000	1,112
Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,
5.25%, 8/1/48	1,000	1,090
Santa Cruz County Capital Financing Authority Lease Revenue Bonds, Series A-1,
4.00%, 6/1/32	300	311
4.00%, 6/1/34	330	339
Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	900	860
Southern California Logistics Airport Authority Junior Lien Tax Allocation Refunding Bonds, Series A (AG Insured),
5.00%, 12/1/43	500	561
Southern California Public Power Authority Sustainable Revenue Bonds, Clean Energy II Project,
5.00%, 11/1/33	765	816
FIXED INCOME FUNDS 112 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
California – 97.2%continued
Sutter Butte Flood Control Agency Special Assessment Revenue Refunding Bonds (AG Insured),
5.00%, 10/1/38	$750	$860
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	705
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,014
Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	805	863
Twin Rivers Unified School District G.O. Unlimited Refunding Bonds, Series B (AG Insured),
5.00%, 8/1/28	1,000	1,057
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/34	85	89
University of California Revenue Bonds, Series CD,
5.25%, 5/15/40	600	725
University of California Revenue Bonds, Series CH,
5.25%, 5/15/38	500	601
University of California Revenue Refunding Bonds, Series BH,
4.00%, 5/15/46	2,000	2,003
University of California Revenue Refunding Bonds, Series CE,
5.00%, 11/15/39	855	1,010
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	1,500	1,527
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,200
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
California – 97.2%continued
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	$625	$688
		125,692
Total Municipal Bonds
(Cost $129,697)		125,692

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(5) (6)	2,599,116	$2,599
Total Investment Companies
(Cost $2,599)		2,599

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.7%
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(1) (2)	$3,500	$3,492
Total Short-Term Investments
(Cost $3,500)		3,492

Total Investments – 101.9%
(Cost $135,796)		131,783
Liabilities less Other Assets – (1.9%)		(2,510)
NET ASSETS – 100.0%		$129,273

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2026 is disclosed.

(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(4)	Zero coupon bond.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2026 is disclosed.

NORTHERN FUNDS QUARTERLY REPORT  113 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued	June 30, 2026 (UNAUDITED)
EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

MFH - Multi-Family Housing

PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$125,692	$—	$125,692
Investment Companies	2,599	—	—	2,599
Short-Term Investments	—	3,492	—	3,492
Total Investments	$2,599	$129,184	$—	$131,783
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,433	$14,211	$14,045	$2,599	2,599,116	$15
FIXED INCOME FUNDS 114 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

CORE BOND FUND	June 30, 2026 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 24.6%
Auto Loan – 7.3%
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	$400	$404
Drive Auto Receivables Trust, Series 2024-1, Class B
5.31%, 1/16/29	109	110
Drive Auto Receivables Trust, Series 2024-2, Class A3
4.50%, 9/15/28	344	344
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 5/15/31	185	186
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	180	183
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	37	37
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	150	151
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	60	60
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	33	33
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class D
6.52%, 1/25/35(1)	653	630
Research-Driven Pagaya Motor Asset Trust, Series 2026-2A, Class D
6.86%, 2/26/35(1)	300	291
Research-Driven Pagaya Motor Trust, Series 2025-5A, Class B
5.23%, 6/26/34(1)	300	297
Research-Driven Pagaya Motor Trust, Series 2025-6A, Class B
5.09%, 8/25/34(1)	700	691
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class D
5.15%, 1/16/34(1)	270	269
Santander Drive Auto Receivables Trust, Series 2025-2, Class C
5.06%, 5/15/31	549	552
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 24.6%continued
Auto Loan – 7.3%continued
Santander Drive Auto Receivables Trust, Series 2025-2, Class D
5.47%, 5/15/31	$570	$575
Santander Drive Auto Receivables Trust, Series 2026-1, Class D
4.75%, 4/15/32	890	877
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3
4.44%, 12/20/30(1)	190	190
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	500	501
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	100	100
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	200	201
		6,682
Credit Card – 0.1%
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	77	77
Other – 7.5%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	199	203
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	58	58
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	195	195
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	552	493
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	196	176
JGWPT XXX LLC, Series 2013-3A, Class A
4.08%, 1/17/73(1)	291	274
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	109	110
NORTHERN FUNDS QUARTERLY REPORT  115 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 24.6%continued
Other – 7.5%continued
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	$396	$395
Oryx Funding LLC, Series 2026-1A, Class A2
6.30%, 6/5/56(1)	660	662
Pagaya AI Debt Grantor Trust, Series 2024-PT1, Class D
6.26%, 2/16/32(1)	249	250
Pagaya AI Debt Trust, Series 2025-4, Class B
5.69%, 1/17/33(1)	280	280
PK Alift Loan Funding 8 LP, Series 2026-1, Class C
5.00%, 9/15/43(1)	1,347	1,318
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A2
(Step to 6.22% on 1/25/30), 5.22%, 9/25/55(1) (2)	730	721
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A3
(Step to 6.37% on 11/25/29), 5.37%, 9/25/55(1) (2)	500	494
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A3
(Step to 6.35% on 2/25/30), 5.35%, 1/1/56(1) (2)	630	619
Sotheby's Artfi Master Trust, Series 2026-1A, Class A1
4.80%, 6/20/33(1)	119	118
Sotheby's Artfi Master Trust, Series 2026-1A, Class B
4.90%, 6/20/33(1)	204	203
Sotheby's Artfi Master Trust, Series 2026-1A, Class C
5.00%, 6/20/33(1)	169	168
Sotheby's Artfi Master Trust, Series 2026-1A, Class D
5.54%, 6/20/33(1)	200	199
		6,936
Whole Loan – 9.7%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.67% on 10/25/26), 4.75%, 9/26/67(1) (2)	194	194
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 24.6%continued
Whole Loan – 9.7%continued
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.51% on 4/25/28), 6.20%, 1/25/69(1) (2)	$382	$383
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A3
(Step to 6.11% on 5/25/30), 5.47%, 2/25/66(1) (2)	386	383
Chase Home Lending Mortgage Trust, Series 2023-1, Class B3
6.31%, 6/25/54(1) (3)	334	328
Colt Mortgage Loan Trust, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	199	199
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	248	212
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	162	158
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A3
(Step to 6.23% on 1/25/30), 5.23%, 5/25/65(1) (2)	227	224
JP Morgan Mortgage Trust, Series 2026-NQM2, Class A3
(Step to 6.71% on 5/25/30), 5.71%, 9/25/66(1) (2)	446	444
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	243	201
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A
4.00%, 12/25/57(1) (3)	871	844
NRZT, Series 2025-NQM6, Class A3
(Step to 6.34% on 12/25/29), 5.34%, 10/25/65(1) (2)	314	311
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.46% on 10/25/27), 6.84%, 4/25/63(1) (2)	201	201
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.46% on 10/25/27), 7.30%, 4/25/63(1) (2)	43	43
FIXED INCOME FUNDS 116 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 24.6%continued
Whole Loan – 9.7%continued
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	$112	$112
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	156	157
OBX Trust, Series 2025-NQM21, Class A3
(Step to 6.29% on 12/25/29), 5.29%, 10/25/65(1) (2)	213	211
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	376	383
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3)	578	574
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1A
6.42%, 1/25/65(1)	508	508
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class M1
(Step to 6.82% on 5/25/41), 6.83%, 2/25/65(1) (2)	210	212
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class M1
6.33%, 5/25/65(1) (3)	160	160
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class A3
(Step to 6.76% on 8/25/29), 5.76%, 7/25/65(1) (2)	395	394
Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A3
(Step to 6.47% on 10/25/29), 5.47%, 8/25/65(1) (2)	130	129
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1
5.14%, 11/25/65(1) (3)	204	203
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A3
(Step to 6.44% on 11/25/29), 5.44%, 11/25/65(1) (2)	98	97
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class M1
5.86%, 2/25/66(1) (3)	139	138
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 24.6%continued
Whole Loan – 9.7%continued
Santander Mortgage Asset Receivable Trust, Series 2026-NQM4, Class A3
(Step to 6.38% on 6/25/30), 5.87%, 5/25/66(1) (2)	$797	$795
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	75	73
Sequoia Mortgage Trust, Series 2024-6, Class A11
6.00%, 7/27/54(1) (3)	98	98
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	512	483
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	58	55
		8,907
Total Asset-Backed Securities
(Cost $22,771)		22,602

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.6%
Non Agency – 4.6%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	250	221
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	210	216
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	260	266
BMARK, Series 2023-V4, Class C
7.46%, 11/15/56(3)	352	359
BPR Trust, Series 2023-BRK2, Class A
6.90%, 10/5/38(1) (3)	120	122
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class AS
3.59%, 4/15/49	105	104
Fashion Show Mall LLC, Series 2024-SHOW, Class B
5.64%, 10/10/41(1) (3)	135	137
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	260	263
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C
5.82%, 10/15/42(1) (3)	130	130
NORTHERN FUNDS QUARTERLY REPORT  117 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%continued
Non Agency – 4.6%continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	$80	$80
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	92	91
MSRW Pass-Through Trust, Series 2025-CC, Class A
5.89%, 8/15/30(1)	587	576
MSRW Pass-Through Trust, Series 2025-CC, Class B
6.65%, 8/15/30(1)	300	294
SCMS Mortgage Trust, Series 2025-BNC1, Class AS
5.31%, 4/15/28(1)	300	300
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	1,100	1,118
		4,277
Total Commercial Mortgage-Backed Securities
(Cost $4,282)		4,277

CORPORATE BONDS – 21.4%
Aerospace & Defense – 0.7%
Boeing (The) Co.,
6.53%, 5/1/34	200	218
General Dynamics Corp.,
2.25%, 6/1/31	105	94
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	385	364
		676
Asset Management – 1.9%
Affiliated Managers Group, Inc.,
5.50%, 2/15/36	235	233
Ameriprise Financial, Inc.,
4.80%, 6/15/31	62	62
Apollo Debt Solutions BDC,
5.70%, 1/23/31(1)	175	171
Apollo Global Management, Inc.,
5.70%, 3/30/36	300	301
Ares Capital Corp.,
5.95%, 7/15/29	135	136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Asset Management – 1.9%continued
Blackstone Private Credit Fund,
5.95%, 7/16/29	$135	$135
5.25%, 4/1/30	125	121
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	400	414
Citadel L.P.,
6.38%, 1/23/32(1)	190	198
		1,771
Banking – 3.8%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29(4)	165	169
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 2/7/30(4)	180	177
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28(4)	131	129
(Variable, U.S. SOFR + 0.87%), 4.79%, 3/4/29(4)	180	181
Citizens Bank N.A.,
(Variable, U.S. SOFR + 0.70%), 4.19%, 1/29/29(4)	400	397
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30(4)	700	715
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR Compounded Index + 0.97%), 4.79%, 5/10/30(4)	260	260
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR + 0.68%), 4.62%, 10/26/29(4)	580	579
U.S. Bancorp,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.25%), 5.72%, 5/20/41(4)	380	381
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28(4)	159	156
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30(4)	300	303
		3,447
FIXED INCOME FUNDS 118 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Beverages – 0.5%
Constellation Brands, Inc.,
2.88%, 5/1/30	$19	$18
Molson Coors Beverage Co.,
4.90%, 7/8/31	400	399
		417
Cable & Satellite – 0.7%
Space Exploration Technologies Corp.,
5.88%, 7/15/36(1)	675	666
Chemicals – 2.5%
CF Industries, Inc.,
5.30%, 11/26/35†	580	578
Dow Chemical (The) Co.,
5.65%, 3/15/36	580	577
LYB International Finance III LLC,
5.88%, 1/15/36†	580	582
Westlake Corp.,
5.55%, 11/15/35	580	575
		2,312
Commercial Support Services – 0.2%
Block Financial LLC,
5.38%, 9/15/32	220	216
Construction Materials – 0.4%
Carlisle Cos., Inc.,
5.55%, 9/15/40	80	79
Vulcan Materials Co.,
5.35%, 12/1/34	250	254
		333
Electric Utilities – 1.7%
Ameren Corp.,
3.50%, 1/15/31	43	41
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	55	48
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	2	2
Constellation Energy Generation LLC,
3.90%, 1/8/28	190	188
DTE Energy Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.81%), 6.20%, 7/1/58(4)	210	212
Duke Energy Progress LLC,
3.40%, 4/1/32	64	59
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Electric Utilities – 1.7%continued
5.25%, 3/15/33	$98	$100
Evergy Missouri West, Inc.,
4.70%, 5/21/29(1)	150	150
NextEra Energy Capital Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.84%), 6.00%, 10/1/56(4)	515	515
PacifiCorp,
5.45%, 2/15/34	105	106
Public Service Co. of Colorado,
5.15%, 9/15/35	135	134
Virginia Electric and Power Co.,
2.40%, 3/30/32	42	37
		1,592
Electrical Equipment – 0.4%
Hubbell, Inc.,
2.30%, 3/15/31	80	72
Vertiv Holdings Co.,
5.80%, 3/15/56	300	295
		367
Food – 0.2%
Kraft Heinz Foods Co.,
3.75%, 4/1/30	155	150
Tyson Foods, Inc.,
4.35%, 3/1/29	47	47
		197
Gas & Water Utilities – 0.5%
American Water Capital Corp.,
4.63%, 6/1/29	260	260
National Fuel Gas Co.,
5.50%, 5/15/36	192	191
		451
Health Care Facilities & Services – 0.8%
Cencora, Inc.,
4.25%, 11/15/30†	110	108
2.70%, 3/15/31	122	111
CVS Health Corp.,
5.45%, 9/15/35	200	203
HCA, Inc.,
4.13%, 6/15/29	180	177
4.90%, 11/15/35	95	92
		691
NORTHERN FUNDS QUARTERLY REPORT  119 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Home Construction – 0.0%
Mohawk Industries, Inc.,
5.85%, 9/18/28	$2	$2
Household Products – 0.7%
Clorox (The) Co.,
4.70%, 5/15/31	620	616
Institutional Financial Services – 0.2%
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 0.90%), 4.15%, 10/21/29(4)	180	177
Insurance – 1.1%
Arch Capital Group Ltd.,
5.95%, 6/15/56	526	531
New York Life Global Funding,
4.40%, 4/25/28(1)	440	439
		970
Internet Media & Services – 0.9%
Alphabet, Inc.,
4.80%, 2/15/36	116	114
Beignet Investor LLC,
6.58%, 5/30/49(1)	175	179
Expedia Group, Inc.,
5.40%, 2/15/35	230	228
Meta Platforms, Inc.,
6.45%, 5/15/66	285	281
		802
Leisure Facilities & Services – 0.1%
Las Vegas Sands Corp.,
5.30%, 5/15/31	90	90
Oil & Gas Supply Chain – 0.2%
Targa Resources Corp.,
4.95%, 4/15/52	250	215
Real Estate Investment Trusts – 0.3%
Boston Properties L.P.,
2.55%, 4/1/32	19	16
Essex Portfolio L.P.,
2.65%, 3/15/32	41	36
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	18	17
Store Capital LLC,
5.40%, 4/30/30	230	232
		301
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Real Estate Services – 0.1%
CBRE Services, Inc.,
4.90%, 1/15/33	$125	$123
Retail - Discretionary – 0.0%
Tractor Supply Co.,
1.75%, 11/1/30	23	20
Semiconductors – 0.8%
Foundry JV Holdco LLC,
6.30%, 1/25/39(1)	225	239
NVIDIA Corp.,
5.63%, 6/15/56	515	511
		750
Software – 1.7%
Oracle Corp.,
4.45%, 9/26/30	430	415
6.00%, 8/3/55	450	383
Salesforce, Inc.,
4.90%, 9/15/31	800	798
		1,596
Specialty Finance – 0.2%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	42	40
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30(4)	120	122
		162
Technology Hardware – 0.2%
Jabil, Inc.,
4.75%, 2/1/33	230	225
Telecommunications – 0.5%
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC,
5.70%, 4/15/36(1)	460	437
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30†	52	46
Transportation & Logistics – 0.0%
Union Pacific Corp.,
2.38%, 5/20/31(5)	1	—
Total Corporate Bonds
(Cost $19,834)		19,668

FIXED INCOME FUNDS 120 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 5.6%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	$70	$71
Asset Management – 0.3%
UBS Group A.G.,
(Variable, USD SOFR ICE Swap Rate 5Y + 3.09%), 6.88%, 6/5/32(1) (4)	290	291
Banking – 3.8%
Banco Bilbao Vizcaya Argentaria S.A.,
4.15%, 3/3/29	400	394
Bank of Ireland Group PLC,
(Variable, U.S. SOFR Compounded Index + 1.16%), 5.00%, 11/12/32(1) (4)	450	450
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28(4)	200	202
(Variable, U.S. SOFR + 1.74%), 5.69%, 3/12/30(4)	200	204
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.32%), 5.21%, 5/12/34(4)	600	598
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29(1) (4)	200	203
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28(4)	250	247
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29(4)	200	198
Sumitomo Mitsui Financial Group, Inc.,
7/7/34(6)	337	335
Toronto-Dominion Bank (The),
3.91%, 1/13/28	675	669
		3,500
Beverages – 0.1%
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	55	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.6% continued
Institutional Financial Services – 0.1%
Nomura Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.30%), 5.04%, 6/10/36(4)	$125	$122
Insurance – 0.3%
Nippon Life Insurance Co.,
5.05%, 4/2/33(1)	300	301
Oil & Gas Supply Chain – 0.4%
Saudi Arabian Oil Co.,
5.00%, 2/2/36(1)	340	333
Specialty Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 2/28/29	200	197
Avolon Holdings Funding Ltd.,
4.85%, 4/1/33(1)	250	242
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31(1)	47	49
		488
Total Foreign Issuer Bonds
(Cost $5,190)		5,152

U.S. GOVERNMENT AGENCIES – 21.0% (7)
Fannie Mae – 10.6%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.38%, 2/25/43(3)	619	597
Pool #889641,
5.50%, 8/1/37	68	69
Pool #995802,
5.50%, 12/1/35	68	68
Pool #AB5209,
3.00%, 5/1/32	120	116
Pool #AD0248,
5.50%, 11/1/37	122	124
Pool #AD0494,
5.50%, 8/1/37	69	69
Pool #AD0925,
5.00%, 4/1/40	73	74
Pool #AL5119,
4.00%, 4/1/34	68	66
Pool #AL6041,
4.00%, 8/1/33	313	308
NORTHERN FUNDS QUARTERLY REPORT  121 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.0% (7)continued
Fannie Mae – 10.6%continued
Pool #AL7497,
3.50%, 9/1/40	$148	$139
Pool #AL8352,
3.00%, 10/1/44	186	168
Pool #AS3655,
4.50%, 10/1/44	93	91
Pool #AS6520,
3.50%, 1/1/46	180	167
Pool #AS6730,
3.50%, 2/1/46	233	216
Pool #AS7088,
2.50%, 5/1/31	45	44
Pool #AS8576,
4.50%, 12/1/46	138	135
Pool #BM1761,
4.00%, 8/1/44	92	88
Pool #BM5984,
5.00%, 5/1/49	48	48
Pool #BM5996,
5.00%, 12/1/48	34	34
Pool #BX4910,
5.00%, 1/1/53	178	177
Pool #BY5368,
6.00%, 7/1/53	53	55
Pool #CA6359,
2.50%, 7/1/50	230	196
Pool #CB1666,
2.50%, 9/1/51	138	118
Pool #CB2286,
2.50%, 12/1/51	212	181
Pool #CB3515,
3.50%, 5/1/52	185	169
Pool #CB4842,
5.50%, 10/1/52	205	208
Pool #CB4844,
5.50%, 10/1/52	108	109
Pool #CB5113,
5.50%, 11/1/52	62	62
Pool #CB7114,
5.50%, 9/1/53	110	111
Pool #CB8223,
6.00%, 3/1/54	143	147
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.0% (7)continued
Fannie Mae – 10.6%continued
Pool #FM1303,
3.00%, 1/1/48	$350	$314
Pool #FM1472,
3.50%, 3/1/34	14	13
Pool #FM1534,
4.50%, 9/1/49	169	164
Pool #FM2671,
4.00%, 1/1/48	82	78
Pool #FM3173,
3.50%, 7/1/47	278	260
Pool #FM3201,
3.50%, 4/1/34	44	43
Pool #FM3727,
3.00%, 7/1/50	219	193
Pool #FM4491,
3.50%, 12/1/36	170	163
Pool #FM5237,
5.00%, 7/1/47	107	108
Pool #FM6125,
2.50%, 1/1/51	255	218
Pool #FM8215,
2.50%, 3/1/51	229	195
Pool #FP0012,
3.00%, 8/1/51	206	183
Pool #FS3063,
4.50%, 10/1/52	312	302
Pool #FS3384,
4.50%, 10/1/50	269	260
Pool #FS3391,
2.50%, 8/1/51	268	230
Pool #FS3662,
5.00%, 1/1/53	233	232
Pool #FS4040,
5.00%, 2/1/53	210	208
Pool #FS4045,
5.50%, 2/1/53	193	195
Pool #FS4267,
4.50%, 3/1/38	220	221
Pool #FS4300,
5.50%, 4/1/53	137	139
Pool #FS4610,
6.50%, 6/1/40	90	95
FIXED INCOME FUNDS 122 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.0% (7)continued
Fannie Mae – 10.6%continued
Pool #FS4653,
5.50%, 5/1/53	$145	$147
Pool #FS4663,
5.00%, 5/1/53	236	235
Pool #FS5441,
6.00%, 8/1/53	209	217
Pool #FS5952,
6.50%, 10/1/53	131	138
Pool #FS6869,
7.00%, 1/1/40	49	52
Pool #MA2232,
3.50%, 4/1/35	123	118
Pool #MA2864,
3.50%, 1/1/47	227	209
Pool #MA3088,
4.00%, 8/1/47	157	149
Pool #MA3183,
4.00%, 11/1/47	308	293
Pool #MA3184,
4.50%, 11/1/47	58	57
Pool #MA4186,
3.00%, 10/1/35	74	71
Pool #MA5098,
5.50%, 7/1/43	122	124
		9,778
Freddie Mac – 7.7%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	117	118
Freddie Mac REMICS, Series 4077, Class TO,
0.00%, 5/15/41(8)	245	186
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	100	101
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2021-1, Class TT,
2.00%, 9/25/60	314	284
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.55%, 9/1/37(9)	3	3
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.0% (7)continued
Freddie Mac – 7.7%continued
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.46%, 11/1/37(9)	$8	$8
Pool #QF3725,
5.00%, 11/1/52	231	229
Pool #QF8053,
5.50%, 2/1/53	258	260
Pool #RA7677,
5.00%, 7/1/52	209	209
Pool #RA8880,
5.50%, 4/1/53	207	209
Pool #RA9840,
5.50%, 9/1/53	220	224
Pool #RD5026,
3.00%, 4/1/30	23	23
Pool #SB0084,
3.00%, 2/1/32	112	110
Pool #SB0216,
3.00%, 12/1/32	44	42
Pool #SB0328,
3.00%, 6/1/34	141	136
Pool #SB0826,
2.50%, 1/1/35	141	134
Pool #SB8502,
2.00%, 8/1/35	362	331
Pool #SD1518,
4.50%, 8/1/52	230	223
Pool #SD2347,
5.50%, 2/1/53	212	217
Pool #SD2477,
5.50%, 3/1/53	248	251
Pool #SD2642,
5.50%, 4/1/53	235	237
Pool #SD2665,
6.00%, 4/1/53	63	65
Pool #SD2757,
5.00%, 5/1/53	225	223
Pool #SD2920,
5.50%, 5/1/53	213	215
Pool #SD2922,
5.00%, 5/1/53	233	231
NORTHERN FUNDS QUARTERLY REPORT  123 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.0% (7)continued
Freddie Mac – 7.7%continued
Pool #SD2999,
5.50%, 6/1/53	$225	$227
Pool #SD3133,
5.00%, 6/1/53	173	170
Pool #SD3136,
5.50%, 6/1/53	228	231
Pool #SD3174,
5.50%, 6/1/53	212	214
Pool #SD3189,
6.00%, 6/1/53	148	153
Pool #SD3251,
6.00%, 7/1/53	195	202
Pool #SD3515,
6.00%, 7/1/53	130	135
Pool #SD3760,
6.00%, 8/1/53	154	158
Pool #SD4013,
4.00%, 5/1/53	157	148
Pool #SD4027,
6.50%, 10/1/53	169	178
Pool #SD4285,
5.50%, 11/1/53	184	186
Pool #SD5136,
6.00%, 4/1/54	149	155
Pool #ZK7457,
3.50%, 2/1/29	23	22
Pool #ZM5332,
3.00%, 1/1/48	171	152
Pool #ZT1333,
2.50%, 10/1/31	268	257
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	230	219
		7,076
Freddie Mac Gold – 0.5%
Pool #G07505,
7.00%, 2/1/39	97	104
Pool #G16396,
3.50%, 2/1/33	37	37
Pool #G30926,
3.50%, 4/1/36	40	38
Pool #Q15842,
3.00%, 2/1/43	247	224
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.0% (7)continued
Freddie Mac Gold – 0.5%continued
Pool #Q63667,
4.50%, 5/1/49	$54	$53
		456
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	138	128
Government National Mortgage Association I – 0.4%
Pool #604183,
5.50%, 4/15/33	1	—
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	198	182
Pool #786470,
5.00%, 11/15/40	201	205
		389
Government National Mortgage Association II – 1.6%
Pool #784801,
3.50%, 6/20/47	211	192
Pool #786922,
5.50%, 9/1/53	197	200
Pool #MA0089,
4.00%, 5/20/42	312	299
Pool #MA0782,
3.00%, 2/20/43	111	101
Pool #MA1287,
4.50%, 9/20/43	54	53
Pool #MA1996,
4.00%, 6/20/44	55	53
Pool #MA2755,
4.00%, 4/20/45	42	41
Pool #MA3666,
5.00%, 5/20/46	105	106
Pool #MA8346,
4.00%, 10/20/52	223	210
Pool #MA8724,
4.50%, 3/20/53	227	220
		1,475
Total U.S. Government Agencies
(Cost $19,960)		19,302

FIXED INCOME FUNDS 124 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 21.2%
U.S. Treasury Bonds – 8.1%
4.63%, 11/15/45	$3,763	$3,614
4.63%, 11/15/55	3,826	3,640
5.00%, 5/15/56	200	202
		7,456
U.S. Treasury Notes – 10.7%
3.88%, 10/15/27(10)	118	118
3.88%, 7/15/28(10)	15	15
3.88%, 6/30/30	2,506	2,477
4.00%, 11/15/35	5,379	5,203
4.13%, 2/15/36	1,570	1,532
4.38%, 5/15/36	525	522
		9,867
U.S. Treasury Strips – 2.4%
1.47%, 2/15/51(11)	7,762	2,236
Total U.S. Government Obligations
(Cost $22,298)		19,559

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.0%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(12) (13) (14)	1,218,700	$1,219
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(12) (13)	1,550,763	1,551
Total Investment Companies
(Cost $2,770)		2,770

Total Investments – 101.4%
(Cost $97,105)		93,330
Liabilities less Other Assets – (1.4%)		(1,297)
NET ASSETS – 100.0%		$92,033

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2026, the value of these securities amounted to approximately
$24,266,000 or 26.4% of net assets.

(2)	Step coupon bond. Rate as of June 30, 2026 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2026.
(5)	Value rounds to less than one thousand.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Zero coupon bond.
(9)	Variable or floating rate security. Rate as of June 30, 2026 is disclosed.
(10)	All or a portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(11)	Discount rate at the time of purchase.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of June 30, 2026 is disclosed.
(14)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  125 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued	June 30, 2026 (UNAUDITED)
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	21	$4,329	Long	9/26	$1
5-Year U.S. Treasury Note	35	3,747	Long	9/26	14
U.S. Treasury Long Bond	30	3,405	Long	9/26	75
Ultra 10-Year U.S. Treasury Note	(46)	(5,174)	Short	9/26	(65)
Ultra Long U.S. Treasury Bond	(13)	(1,510)	Short	9/26	(43)
Total					$(18)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$22,602	$—	$22,602
Commercial Mortgage-Backed Securities	—	4,277	—	4,277
Corporate Bonds(1)	—	19,668	—	19,668
Foreign Issuer Bonds(1)	—	5,152	—	5,152
U.S. Government Agencies(1)	—	19,302	—	19,302
U.S. Government Obligations(1)	—	19,559	—	19,559
Investment Companies	2,770	—	—	2,770
Total Investments	$2,770	$90,560	$—	$93,330
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$90	$—	$—	$90
Liabilities
Futures Contracts	(108)	—	—	(108)
Total Other Financial Instruments	$(18)	$—	$—	$(18)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$5,511	$4,292	$1,219	1,218,700	$1 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,037	12,107	11,593	1,551	1,550,763	9
Total	$1,037	$17,618	$15,885	$2,770	2,769,463	$10

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
FIXED INCOME FUNDS 126 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

FIXED INCOME FUND	June 30, 2026 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 24.1%
Auto Loan – 7.6%
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	$1,692	$1,710
Drive Auto Receivables Trust, Series 2024-1, Class B
5.31%, 1/16/29	365	366
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 5/15/31	615	620
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	590	599
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	138	138
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	510	514
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	222	223
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	122	123
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class D
6.52%, 1/25/35(1)	2,026	1,955
Research-Driven Pagaya Motor Asset Trust, Series 2026-2A, Class D
6.86%, 2/26/35(1)	1,000	968
Research-Driven Pagaya Motor Trust, Series 2025-5A, Class B
5.23%, 6/26/34(1)	1,000	990
Research-Driven Pagaya Motor Trust, Series 2025-6A, Class B
5.09%, 8/25/34(1)	2,500	2,466
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class D
5.15%, 1/16/34(1)	730	728
Santander Drive Auto Receivables Trust, Series 2025-2, Class C
5.06%, 5/15/31	1,805	1,813
Santander Drive Auto Receivables Trust, Series 2025-2, Class D
5.47%, 5/15/31	1,830	1,845
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 24.1%continued
Auto Loan – 7.6%continued
Santander Drive Auto Receivables Trust, Series 2026-1, Class D
4.75%, 4/15/32	$2,730	$2,691
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3
4.44%, 12/20/30(1)	630	631
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	1,600	1,603
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	300	300
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	800	803
		21,086
Credit Card – 0.1%
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	301	303
Other – 7.6%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	853	870
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	232	232
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	975	973
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	2,458	2,192
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	754	680
JGWPT XXX LLC, Series 2013-3A, Class A
4.08%, 1/17/73(1)	1,044	986
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	364	366
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	1,584	1,581
NORTHERN FUNDS QUARTERLY REPORT  127 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 24.1%continued
Other – 7.6%continued
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 7/14/31(1)	$500	$503
Oryx Funding LLC, Series 2026-1A, Class A2
6.30%, 6/5/56(1)	2,060	2,067
Pagaya AI Debt Grantor Trust, Series 2024-PT1, Class D
6.26%, 2/16/32(1)	775	776
Pagaya AI Debt Trust, Series 2025-4, Class B
5.69%, 1/17/33(1)	900	901
PK Alift Loan Funding 8 LP, Series 2026-1, Class B
4.79%, 9/15/43(1)	976	959
PK Alift Loan Funding 8 LP, Series 2026-1, Class C
5.00%, 9/15/43(1)	3,942	3,859
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A3
(Step to 6.37% on 11/25/29), 5.37%, 9/25/55(1) (2)	1,650	1,630
Sotheby's Artfi Master Trust, Series 2026-1A, Class A1
4.80%, 6/20/33(1)	380	378
Sotheby's Artfi Master Trust, Series 2026-1A, Class B
4.90%, 6/20/33(1)	639	635
Sotheby's Artfi Master Trust, Series 2026-1A, Class C
5.00%, 6/20/33(1)	536	533
Sotheby's Artfi Master Trust, Series 2026-1A, Class D
5.54%, 6/20/33(1)	510	509
StoneX SBA Trust, Series 2026-1, Class A
3.88%, 2/25/57(1) (3)	12,686	660
		21,290
Whole Loan – 8.8%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.67% on 10/25/26), 4.75%, 9/26/67(1) (2)	783	781
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 24.1%continued
Whole Loan – 8.8%continued
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.51% on 4/25/28), 6.20%, 1/25/69(1) (2)	$1,418	$1,424
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A3
(Step to 6.11% on 5/25/30), 5.47%, 2/25/66(1) (2)	1,197	1,186
Colt Mortgage Loan Trust, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	928	929
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	1,073	920
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	679	663
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A3
(Step to 6.23% on 1/25/30), 5.23%, 5/25/65(1) (2)	686	679
JP Morgan Mortgage Trust, Series 2026-NQM2, Class A3
(Step to 6.71% on 5/25/30), 5.71%, 9/25/66(1) (2)	1,379	1,374
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	1,034	854
NRZT, Series 2025-NQM6, Class A3
(Step to 6.34% on 12/25/29), 5.34%, 10/25/65(1) (2)	979	969
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.46% on 10/25/27), 6.84%, 4/25/63(1) (2)	721	723
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.46% on 10/25/27), 7.30%, 4/25/63(1) (2)	183	183
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	443	444
FIXED INCOME FUNDS 128 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 24.1%continued
Whole Loan – 8.8%continued
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	$583	$586
OBX Trust, Series 2025-NQM21, Class A3
(Step to 6.29% on 12/25/29), 5.29%, 10/25/65(1) (2)	662	656
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	1,355	1,378
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3)	2,097	2,080
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1A
6.42%, 1/25/65(1)	1,676	1,676
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class A3
(Step to 6.76% on 8/25/29), 5.76%, 7/25/65(1) (2)	1,733	1,728
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class M1
6.08%, 7/25/65(1) (3)	820	816
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1
5.14%, 11/25/65(1) (3)	950	943
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A3
(Step to 6.44% on 11/25/29), 5.44%, 11/25/65(1) (2)	329	326
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class M1
5.86%, 2/25/66(1) (3)	445	441
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	522	510
Sequoia Mortgage Trust, Series 2024-6, Class A11
6.00%, 7/27/54(1) (3)	303	303
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	1,597	1,505
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 24.1%continued
Whole Loan – 8.8%continued
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	$292	$277
		24,354
Total Asset-Backed Securities
(Cost $67,530)		67,033

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.7%
Non Agency – 5.7%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	898	796
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	853	877
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	1,090	1,117
BMARK, Series 2023-V4, Class C
7.46%, 11/15/56(3)	1,265	1,288
BPR Trust, Series 2023-BRK2, Class A
6.90%, 10/5/38(1) (3)	380	388
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class AS
3.59%, 4/15/49	388	383
Fashion Show Mall LLC, Series 2024-SHOW, Class B
5.64%, 10/10/41(1) (3)	580	587
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	1,140	1,153
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C
5.82%, 10/15/42(1) (3)	460	462
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	350	348
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	356	354
MSRW Pass-Through Trust, Series 2025-CC, Class A
5.89%, 8/15/30(1)	1,958	1,922
MSRW Pass-Through Trust, Series 2025-CC, Class B
6.65%, 8/15/30(1)	940	921
NORTHERN FUNDS QUARTERLY REPORT  129 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.7%continued
Non Agency – 5.7%continued
SCMS Mortgage Trust, Series 2025-BNC1, Class AS
5.31%, 4/15/28(1)	$1,200	$1,199
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	3,960	4,023
		15,818
Total Commercial Mortgage-Backed Securities
(Cost $15,826)		15,818

CORPORATE BONDS – 27.5%
Aerospace & Defense – 0.4%
Boeing (The) Co.,
6.53%, 5/1/34	675	735
General Dynamics Corp.,
2.25%, 6/1/31	390	350
		1,085
Asset Management – 2.3%
Affiliated Managers Group, Inc.,
5.50%, 2/15/36	705	698
Ameriprise Financial, Inc.,
4.80%, 6/15/31	188	188
Apollo Debt Solutions BDC,
5.70%, 1/23/31(1)	405	397
Apollo Global Management, Inc.,
5.70%, 3/30/36	940	943
Ares Capital Corp.,
5.95%, 7/15/29	410	414
Blackstone Private Credit Fund,
5.95%, 7/16/29	395	395
5.25%, 4/1/30	350	340
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	1,300	1,344
Citadel L.P.,
6.38%, 1/23/32(1)	715	744
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27†	835	825
		6,288
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.5% continued
Automotive – 0.2%
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	$313	$313
6.80%, 11/7/28	305	315
		628
Banking – 4.2%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29(4)	1,092	1,117
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 2/7/30(4)	550	540
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28(4)	1,010	996
(Variable, U.S. SOFR + 0.87%), 4.79%, 3/4/29(4)	550	551
Citizens Bank N.A.,
(Variable, U.S. SOFR + 0.70%), 4.19%, 1/29/29(4)	1,093	1,084
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30(4)	2,000	2,044
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR Compounded Index + 0.97%), 4.79%, 5/10/30(4)	610	611
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR + 0.68%), 4.62%, 10/26/29(4)	1,780	1,776
U.S. Bancorp,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.25%), 5.72%, 5/20/41(4)	1,165	1,169
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28(4)	810	794
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30(4)	1,000	1,011
		11,693
Beverages – 0.4%
Molson Coors Beverage Co.,
4.90%, 7/8/31	1,215	1,213
Cable & Satellite – 0.7%
Space Exploration Technologies Corp.,
5.88%, 7/15/36(1)	2,085	2,058
FIXED INCOME FUNDS 130 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.5% continued
Chemicals – 2.6%
CF Industries, Inc.,
5.30%, 11/26/35†	$1,825	$1,818
Dow Chemical (The) Co.,
5.65%, 3/15/36	1,825	1,816
LYB International Finance III LLC,
5.88%, 1/15/36†	1,825	1,830
Westlake Corp.,
5.55%, 11/15/35	1,825	1,809
		7,273
Commercial Support Services – 0.2%
Block Financial LLC,
5.38%, 9/15/32	690	676
Construction Materials – 0.5%
Carlisle Cos., Inc.,
5.55%, 9/15/40	284	282
Vulcan Materials Co.,
5.35%, 12/1/34	975	990
		1,272
Electric Utilities – 1.6%
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	195	169
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	7	7
Constellation Energy Generation LLC,
3.90%, 1/8/28	610	605
DTE Energy Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.81%), 6.20%, 7/1/58(4)	640	645
Evergy Missouri West, Inc.,
4.70%, 5/21/29(1)	450	450
NextEra Energy Capital Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.84%), 6.00%, 10/1/56(4)	1,580	1,579
PacifiCorp,
5.45%, 2/15/34	450	455
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28(1)	230	225
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.5% continued
Electric Utilities – 1.6%continued
Public Service Co. of Colorado,
5.15%, 9/15/35	$415	$412
		4,547
Electrical Equipment – 0.4%
Hubbell, Inc.,
2.30%, 3/15/31	335	301
Vertiv Holdings Co.,
5.80%, 3/15/56	915	901
		1,202
Engineering & Construction – 0.0%
Installed Building Products, Inc.,
5.63%, 2/1/34(1)	130	129
Finance Companies – 0.3%
Sumisho Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.44%), 6.00%, 9/24/29(4) (5)	800	773
Food – 0.2%
Kraft Heinz Foods Co.,
3.75%, 4/1/30	465	450
Gas & Water Utilities – 0.5%
American Water Capital Corp.,
4.63%, 6/1/29	800	800
National Fuel Gas Co.,
5.50%, 5/15/36	566	563
		1,363
Health Care Facilities & Services – 0.8%
Cencora, Inc.,
4.25%, 11/15/30†	325	318
2.70%, 3/15/31	365	333
CVS Health Corp.,
5.45%, 9/15/35	675	684
HCA, Inc.,
4.13%, 6/15/29	550	541
4.90%, 11/15/35	255	247
		2,123
Home Construction – 0.0%
Mohawk Industries, Inc.,
5.85%, 9/18/28	7	7
Household Products – 0.7%
Clorox (The) Co.,
4.70%, 5/15/31	1,870	1,858
NORTHERN FUNDS QUARTERLY REPORT  131 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.5% continued
Institutional Financial Services – 0.3%
Depository Trust (The) Co.,
4.55%, 3/27/31(1)	$250	$249
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 0.90%), 4.15%, 10/21/29(4)	550	542
		791
Insurance – 0.6%
Arch Capital Group Ltd.,
5.95%, 6/15/56	1,584	1,599
Internet Media & Services – 0.9%
Alphabet, Inc.,
4.80%, 2/15/36	349	343
Beignet Investor LLC,
6.58%, 5/30/49(1)	600	612
Expedia Group, Inc.,
5.40%, 2/15/35	710	703
Meta Platforms, Inc.,
6.45%, 5/15/66	950	938
		2,596
Leisure Facilities & Services – 0.1%
Las Vegas Sands Corp.,
5.30%, 5/15/31	260	259
Leisure Products – 0.1%
Patrick Industries, Inc.,
6.38%, 11/1/32(1)	260	259
Metals & Mining – 0.2%
Novelis Corp.,
3.88%, 8/15/31(1)	520	474
Oil & Gas Supply Chain – 1.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 7/1/34(1)	450	444
Chord Energy Corp.,
6.75%, 3/15/33(1)	850	863
Crescent Energy Finance LLC,
7.63%, 4/1/32(1)	300	303
Targa Resources Corp.,
4.95%, 4/15/52	800	686
Venture Global LNG, Inc.,
7.00%, 1/15/30(1)	850	867
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.5% continued
Oil & Gas Supply Chain – 1.7%continued
WPX Energy, Inc.,
4.50%, 1/15/30	$1,593	$1,478
		4,641
Real Estate Investment Trusts – 0.3%
Store Capital LLC,
5.40%, 4/30/30	780	785
Real Estate Services – 0.1%
CBRE Services, Inc.,
4.90%, 1/15/33	400	394
Semiconductors – 0.9%
Foundry JV Holdco LLC,
6.30%, 1/25/39(1)	825	876
NVIDIA Corp.,
5.63%, 6/15/56	1,572	1,561
		2,437
Software – 2.1%
Cloud Software Group, Inc.,
8.25%, 6/30/32(1)	860	806
Oracle Corp.,
4.45%, 9/26/30	1,430	1,381
6.00%, 8/3/55	1,370	1,166
Salesforce, Inc.,
4.90%, 9/15/31	2,450	2,445
		5,798
Specialty Finance – 2.7%
Block, Inc.,
5.63%, 8/15/30(1)	455	456
6.00%, 8/15/33(1)	900	906
Encore Capital Group, Inc.,
6.63%, 6/1/32(1)	820	821
Fair Isaac Corp.,
6.25%, 9/15/34(1)	1,615	1,591
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27(1)	690	686
OneMain Finance Corp.,
5.38%, 11/15/29	825	810
PennyMac Financial Services, Inc.,
7.13%, 11/15/30(1)	855	867
FIXED INCOME FUNDS 132 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.5% continued
Specialty Finance – 2.7%continued
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30(4)	$450	$459
WEX, Inc.,
6.50%, 3/15/33(1)	855	851
		7,447
Technology Hardware – 0.4%
Jabil, Inc.,
4.75%, 2/1/33	755	737
Zebra Technologies Corp.,
6.50%, 6/1/32(1)	520	526
		1,263
Telecommunications – 1.0%
Black Pearl Compute LLC,
6.13%, 2/15/31(1)	65	66
Cipher Compute LLC,
7.13%, 11/15/30(1)	1,375	1,429
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC,
5.70%, 4/15/36(1)	1,440	1,369
		2,864
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30†	175	155
Total Corporate Bonds
(Cost $77,031)		76,400

FOREIGN ISSUER BONDS – 5.2%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	375	380
Asset Management – 0.3%
UBS Group A.G.,
(Variable, USD SOFR ICE Swap Rate 5Y + 3.09%), 6.88%, 6/5/32(1) (4)	875	877
Automotive – 0.2%
Volkswagen Group of America Finance LLC,
4.85%, 9/11/30(1)	430	426
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.2% continued
Banking – 2.7%
Banco Bilbao Vizcaya Argentaria S.A.,
4.15%, 3/3/29	$600	$591
Bank of Ireland Group PLC,
(Variable, U.S. SOFR Compounded Index + 1.16%), 5.00%, 11/12/32(1) (4)	1,390	1,389
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28(4)	200	202
(Variable, U.S. SOFR + 1.74%), 5.69%, 3/12/30(4)	550	561
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29(1) (4)	430	406
HSBC Holdings PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.51%), 6.75%, 11/18/32(4) (5)	225	227
(Variable, U.S. SOFR + 1.32%), 5.21%, 5/12/34(4)	1,700	1,694
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29(1) (4)	620	631
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29(4)	800	792
Sumitomo Mitsui Financial Group, Inc.,
7/7/34(6)	1,159	1,154
		7,647
Institutional Financial Services – 0.2%
Nomura Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.30%), 5.04%, 6/10/36(4)	525	513
Insurance – 0.3%
Nippon Life Insurance Co.,
5.05%, 4/2/33(1)	700	702
Metals & Mining – 0.4%
Australian Metcoal Financing Pty. Ltd.,
6.75%, 4/22/34(1)	210	216
NORTHERN FUNDS QUARTERLY REPORT  133 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.2% continued
Metals & Mining – 0.4%continued
Trekor Metals Ltd.,
8.25%, 5/1/30(1)	$935	$976
		1,192
Oil & Gas Supply Chain – 0.4%
Saudi Arabian Oil Co.,
5.00%, 2/2/36(1)	1,065	1,042
Specialty Finance – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 2/28/29	600	591
Avolon Holdings Funding Ltd.,
4.85%, 4/1/33(1)	790	765
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31(1)	175	183
		1,539
Total Foreign Issuer Bonds
(Cost $14,393)		14,318

U.S. GOVERNMENT AGENCIES – 22.7% (7)
Fannie Mae – 10.6%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.38%, 2/25/43(3)	2,281	2,200
Pool #545003,
8.00%, 5/1/31(8)	—	—
Pool #545437,
7.00%, 2/1/32	8	9
Pool #545556,
7.00%, 4/1/32	5	5
Pool #555189,
7.00%, 12/1/32	48	51
Pool #581806,
7.00%, 7/1/31	8	9
Pool #585617,
7.00%, 5/1/31(8)	—	—
Pool #889641,
5.50%, 8/1/37	293	296
Pool #995802,
5.50%, 12/1/35	291	294
Pool #AB5209,
3.00%, 5/1/32	1,044	1,007
Pool #AB9546,
3.50%, 6/1/28	13	13
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.7% (7)continued
Fannie Mae – 10.6%continued
Pool #AD0248,
5.50%, 11/1/37	$525	$531
Pool #AD0494,
5.50%, 8/1/37	294	297
Pool #AD0925,
5.00%, 4/1/40	36	37
Pool #AK9457,
3.50%, 3/1/32	51	49
Pool #AL3063,
3.50%, 1/1/28	20	20
Pool #AL5119,
4.00%, 4/1/34	444	435
Pool #AL7497,
3.50%, 9/1/40	722	679
Pool #AL8876,
3.00%, 10/1/44	234	211
Pool #AO2961,
4.00%, 5/1/42	122	118
Pool #AQ9360,
2.50%, 1/1/28	10	10
Pool #AS1991,
3.50%, 3/1/29	81	80
Pool #AS3655,
4.50%, 10/1/44	351	344
Pool #AS6520,
3.50%, 1/1/46	786	730
Pool #AS7088,
2.50%, 5/1/31	531	510
Pool #AS8576,
4.50%, 12/1/46	662	648
Pool #BM1761,
4.00%, 8/1/44	131	125
Pool #BM5984,
5.00%, 5/1/49	87	87
Pool #BM5996,
5.00%, 12/1/48	61	61
Pool #BX4910,
5.00%, 1/1/53	833	827
Pool #BY5368,
6.00%, 7/1/53	211	216
Pool #CA6359,
2.50%, 7/1/50	897	767
FIXED INCOME FUNDS 134 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.7% (7)continued
Fannie Mae – 10.6%continued
Pool #CB1666,
2.50%, 9/1/51	$549	$469
Pool #CB2286,
2.50%, 12/1/51	988	843
Pool #CB4844,
5.50%, 10/1/52	395	400
Pool #CB5113,
5.50%, 11/1/52	246	249
Pool #CB7114,
5.50%, 9/1/53	483	487
Pool #FM1303,
3.00%, 1/1/48	782	702
Pool #FM1438,
3.00%, 8/1/38	260	246
Pool #FM1472,
3.50%, 3/1/34	11	11
Pool #FM1534,
4.50%, 9/1/49	712	694
Pool #FM1572,
3.00%, 9/1/48	496	442
Pool #FM2671,
4.00%, 1/1/48	263	251
Pool #FM3201,
3.50%, 4/1/34	237	233
Pool #FM4491,
3.50%, 12/1/36	681	654
Pool #FM6125,
2.50%, 1/1/51	1,014	868
Pool #FM8215,
2.50%, 3/1/51	874	746
Pool #FP0012,
3.00%, 8/1/51	755	671
Pool #FS3063,
4.50%, 10/1/52	901	872
Pool #FS3391,
2.50%, 8/1/51	1,029	882
Pool #FS3662,
5.00%, 1/1/53	934	927
Pool #FS4045,
5.50%, 2/1/53	836	847
Pool #FS4267,
4.50%, 3/1/38	716	717
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.7% (7)continued
Fannie Mae – 10.6%continued
Pool #FS4610,
6.50%, 6/1/40	$352	$372
Pool #FS4653,
5.50%, 5/1/53	653	660
Pool #FS5441,
6.00%, 8/1/53	766	795
Pool #FS5952,
6.50%, 10/1/53	519	546
Pool #FS5965,
6.00%, 10/1/53	114	118
Pool #FS6176,
5.00%, 12/1/47	636	642
Pool #FS6869,
7.00%, 1/1/40	183	193
Pool #MA0878,
4.00%, 10/1/31	182	180
Pool #MA2522,
3.50%, 2/1/46	1,000	929
Pool #MA2864,
3.50%, 1/1/47	636	586
Pool #MA3004,
4.00%, 5/1/37	236	230
Pool #MA3088,
4.00%, 8/1/47	485	460
Pool #MA3183,
4.00%, 11/1/47	228	216
Pool #MA3184,
4.50%, 11/1/47	20	20
Pool #MA4186,
3.00%, 10/1/35	273	259
Pool #MA5098,
5.50%, 7/1/43	469	477
		29,560
Freddie Mac – 9.0%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	398	401
Freddie Mac REMICS, Series 4077, Class TO,
0.00%, 5/15/41(9)	807	612
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	7	7
NORTHERN FUNDS QUARTERLY REPORT  135 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.7% (7)continued
Freddie Mac – 9.0%continued
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	$390	$392
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.55%, 9/1/37(10)	40	41
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.46%, 11/1/37(10)	82	84
Pool #QF8053,
5.50%, 2/1/53	1,062	1,072
Pool #RA7677,
5.00%, 7/1/52	908	904
Pool #RA8880,
5.50%, 4/1/53	827	837
Pool #RA9840,
5.50%, 9/1/53	877	893
Pool #RD5026,
3.00%, 4/1/30	153	150
Pool #SB0084,
3.00%, 2/1/32	442	433
Pool #SB0216,
3.00%, 12/1/32	247	240
Pool #SB0328,
3.00%, 6/1/34	572	552
Pool #SB0826,
2.50%, 1/1/35	613	583
Pool #SB8502,
2.00%, 8/1/35	1,450	1,325
Pool #SD0033,
3.00%, 12/1/47	534	479
Pool #SD1518,
4.50%, 8/1/52	996	965
Pool #SD2347,
5.50%, 2/1/53	850	866
Pool #SD2477,
5.50%, 3/1/53	1,073	1,089
Pool #SD2642,
5.50%, 4/1/53	1,017	1,027
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.7% (7)continued
Freddie Mac – 9.0%continued
Pool #SD2665,
6.00%, 4/1/53	$107	$111
Pool #SD2757,
5.00%, 5/1/53	973	965
Pool #SD2920,
5.50%, 5/1/53	922	932
Pool #SD2999,
5.50%, 6/1/53	974	985
Pool #SD3133,
5.00%, 6/1/53	605	597
Pool #SD3136,
5.50%, 6/1/53	836	847
Pool #SD3174,
5.50%, 6/1/53	778	785
Pool #SD3189,
6.00%, 6/1/53	577	598
Pool #SD3251,
6.00%, 7/1/53	793	821
Pool #SD3515,
6.00%, 7/1/53	506	526
Pool #SD3760,
6.00%, 8/1/53	638	653
Pool #SD4027,
6.50%, 10/1/53	679	714
Pool #SD4285,
5.50%, 11/1/53	682	690
Pool #SD5136,
6.00%, 4/1/54	597	618
Pool #ZK7457,
3.50%, 2/1/29	265	262
Pool #ZM5332,
3.00%, 1/1/48	409	365
Pool #ZT1333,
2.50%, 10/1/31	969	931
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	779	741
		25,093
Freddie Mac Gold – 0.6%
Pool #A87842,
4.50%, 8/1/39	125	123
Pool #C00910,
7.50%, 1/1/30	24	24
FIXED INCOME FUNDS 136 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.7% (7)continued
Freddie Mac Gold – 0.6%continued
Pool #G07068,
5.00%, 7/1/41	$190	$192
Pool #G07505,
7.00%, 2/1/39	393	421
Pool #G15612,
3.50%, 12/1/29	6	6
Pool #G16396,
3.50%, 2/1/33	438	429
Pool #G18643,
2.50%, 5/1/32	39	38
Pool #G30926,
3.50%, 4/1/36	169	162
Pool #G61723,
3.50%, 1/1/43	63	59
Pool #Q63667,
4.50%, 5/1/49	179	175
		1,629
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	584	543
Government National Mortgage Association, Series 2025-33, Class LH,
5.00%, 5/20/54	247	245
		788
Government National Mortgage Association I – 0.6%
Pool #757013,
3.50%, 12/15/40	791	727
Pool #786470,
5.00%, 11/15/40	873	888
		1,615
Government National Mortgage Association II – 1.6%
Pool #786922,
5.50%, 9/1/53	799	812
Pool #MA0089,
4.00%, 5/20/42	930	894
Pool #MA1996,
4.00%, 6/20/44	174	167
Pool #MA3666,
5.00%, 5/20/46	397	401
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.7% (7)continued
Government National Mortgage Association II – 1.6%continued
Pool #MA4008,
5.50%, 10/20/46	$55	$57
Pool #MA6870,
5.00%, 9/20/50	289	292
Pool #MA8346,
4.00%, 10/20/52	965	910
Pool #MA8724,
4.50%, 3/20/53	984	952
		4,485
Total U.S. Government Agencies
(Cost $64,976)		63,170

U.S. GOVERNMENT OBLIGATIONS – 14.8%
U.S. Treasury Bonds – 4.2%
4.63%, 11/15/45	4,849	4,657
4.63%, 11/15/55	6,446	6,133
5.00%, 5/15/56	900	910
		11,700
U.S. Treasury Notes – 7.6%
4.38%, 12/31/29(11)	400	402
4.25%, 1/31/30(11)	50	50
3.88%, 6/30/30	2,760	2,728
4.25%, 5/15/35	105	104
4.00%, 11/15/35	13,912	13,458
4.13%, 2/15/36	2,800	2,732
4.38%, 5/15/36	1,585	1,576
		21,050
U.S. Treasury Strips – 3.0%
1.48%, 2/15/51(12)	29,423	8,475
Total U.S. Government Obligations
(Cost $51,161)		41,225

NORTHERN FUNDS QUARTERLY REPORT  137 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(13) (14) (15)	4,752,446	$4,753
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(13) (14)	643,430	643
Total Investment Companies
(Cost $5,396)		5,396

Total Investments – 101.9%
(Cost $296,313)		283,360
Liabilities less Other Assets – (1.9%)		(5,202)
NET ASSETS – 100.0%		$278,158

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2026, the value of these securities amounted to approximately
$85,855,000 or 30.9% of net assets.

(2)	Step coupon bond. Rate as of June 30, 2026 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2026.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	Zero coupon bond.
(10)	Variable or floating rate security. Rate as of June 30, 2026 is disclosed.
(11)	All or a portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(12)	Discount rate at the time of purchase.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of June 30, 2026 is disclosed.
(15)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	77	$15,872	Long	9/26	$(3)
5-Year U.S. Treasury Note	28	2,997	Long	9/26	11
U.S. Treasury Long Bond	141	16,004	Long	9/26	353
Ultra 10-Year U.S. Treasury Note	(102)	(11,472)	Short	9/26	(145)
Ultra Long U.S. Treasury Bond	(27)	(3,136)	Short	9/26	(91)
Total					$125
FIXED INCOME FUNDS 138 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$67,033	$—	$67,033
Commercial Mortgage-Backed Securities	—	15,818	—	15,818
Corporate Bonds(1)	—	76,400	—	76,400
Foreign Issuer Bonds(1)	—	14,318	—	14,318
U.S. Government Agencies(1)	—	63,170	—	63,170
U.S. Government Obligations(1)	—	41,225	—	41,225
Investment Companies	5,396	—	—	5,396
Total Investments	$5,396	$277,964	$—	$283,360
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$364	$—	$—	$364
Liabilities
Futures Contracts	(239)	—	—	(239)
Total Other Financial Instruments	$125	$—	$—	$125

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$751	$18,665	$14,663	$4,753	4,752,446	$3 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	6,848	29,031	35,236	643	643,430	19
Total	$7,599	$47,696	$49,899	$5,396	5,395,876	$22

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  139 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 80.2%
Advertising & Marketing – 0.8%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29(1)	$8,057	$8,217
10.38%, 5/15/31(1)	6,875	7,125
9.50%, 2/15/33(1)	2,255	2,280
		17,622
Aerospace & Defense – 1.6%
AAR Escrow Issuer LLC,
6.75%, 3/15/29(1)	5,290	5,404
Axon Enterprise, Inc.,
6.13%, 3/15/30(1)	2,330	2,377
6.25%, 3/15/33(1)	1,630	1,671
Moog, Inc.,
5.50%, 10/15/34(1)	1,355	1,334
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	3,535	3,522
TransDigm, Inc.,
6.88%, 12/15/30(1)	3,555	3,653
7.13%, 12/1/31(1)	1,090	1,129
6.00%, 1/15/33(1)	1,634	1,650
6.38%, 5/31/33(1)	8,655	8,737
6.25%, 1/31/34(1)	2,655	2,709
6.75%, 1/31/34(1)	1,345	1,380
6.13%, 7/31/34(1)	400	399
		33,965
Asset Management – 1.1%
First Eagle Holdings, Inc.,
7.25%, 8/15/32(1)	2,480	2,497
Hightower Holding LLC,
9.13%, 1/31/30(1)	6,565	6,810
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29	4,750	4,658
10.00%, 11/15/29(1)	3,120	3,077
9.00%, 6/15/30	3,320	3,096
Osaic Holdings, Inc.,
6.75%, 8/1/32(1)	460	461
8.00%, 8/1/33(1)	1,875	1,882
		22,481
Automotive – 2.1%
Adient Global Holdings Ltd.,
7.50%, 2/15/33(1) †	4,050	4,178
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	2,091	2,095
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Automotive – 2.1%continued
6.38%, 10/15/32(1)	$1,925	$1,918
7.75%, 10/15/33(1) †	4,325	4,273
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28(1)	3,000	3,044
Dana, Inc.,
4.25%, 9/1/30	3,389	3,378
Dorman Products, Inc.,
6.25%, 6/15/34(1)	4,807	4,862
Ford Motor Co.,
9.63%, 4/22/30	1,165	1,321
4.75%, 1/15/43	2,065	1,624
Goodyear Tire & Rubber (The) Co.,
5.25%, 4/30/31†	2,645	2,387
Nissan Motor Acceptance Co. LLC,
5.63%, 9/29/28(1)	1,795	1,791
6.13%, 9/30/30(1) †	8,840	8,690
Phinia, Inc.,
6.75%, 4/15/29(1) †	5,370	5,499
		45,060
Banking – 0.3%
Bank of America Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 6.25%, 7/26/30(2) (3)	2,720	2,753
Citigroup, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 6.88%, 8/15/30(2) (3)	1,000	1,024
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 6.25%, 10/15/30(2) (3)	2,455	2,480
		6,257
Basic Industry – 0.3%
Avient Corp.,
6.25%, 11/1/31(1)	5,464	5,537
Biotechnology & Pharmaceuticals – 1.5%
1261229 B.C. Ltd.,
10.00%, 4/15/32(1)	8,290	8,396
Bausch Health Americas, Inc.,
8.50%, 1/31/27(1) †	11,270	11,249
FIXED INCOME FUNDS 140 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Biotechnology & Pharmaceuticals – 1.5%continued
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
4.13%, 4/30/28(1)	$5,190	$5,126
5.13%, 4/30/31(1)	6,455	6,386
		31,157
Cable & Satellite – 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28(1)	19,202	18,961
4.25%, 2/1/31(1)	9,775	8,803
4.75%, 2/1/32(1)	11,310	10,088
4.50%, 6/1/33(1) †	7,395	6,416
4.25%, 1/15/34(1)	1,876	1,588
CSC Holdings LLC,
11.75%, 1/31/29(1) †	3,025	1,861
6.50%, 2/1/29(1) †	10,775	6,445
5.75%, 1/15/30(1)	7,235	1,678
4.63%, 12/1/30(1)	3,735	868
Directv Financing LLC,
8.88%, 2/1/30(1)	2,410	2,453
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27(1)	589	588
9.25%, 6/1/32(1)	4,510	4,582
DISH DBS Corp.,
7.75%, 7/1/26(4)	9,005	9,005
5.25%, 12/1/26(1)	7,122	7,046
DISH Network Corp.,
11.75%, 11/15/27(1)	2,380	2,446
EchoStar Corp.,
10.75%, 11/30/29	13,320	14,394
Midcontinent Communications,
8.00%, 8/15/32(1) †	5,980	5,243
Sirius XM Radio LLC,
5.88%, 4/15/32(1) †	3,370	3,331
		105,796
Chemicals – 1.8%
Celanese U.S. Holdings LLC,
6.50%, 4/15/30	2,610	2,660
7.00%, 2/15/31	970	998
6.75%, 4/15/33	3,545	3,611
7.38%, 2/15/34	1,880	1,942
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Chemicals – 1.8%continued
Huntsman International LLC,
5.70%, 10/15/34†	$3,690	$3,552
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28(1)	851	851
LSB Industries, Inc.,
6.25%, 10/15/28(1)	10,335	10,338
Olympus Water U.S. Holding Corp.,
6.75%, 8/1/32(1)	6,345	6,200
7.25%, 2/15/33(1)	3,995	3,951
Qnity Electronics, Inc.,
5.75%, 8/15/32(1)	2,220	2,232
6.25%, 8/15/33(1)	2,930	2,981
		39,316
Commercial Support Services – 2.5%
ADT Security (The) Corp.,
4.13%, 8/1/29(1)	2,230	2,138
Allied Universal Holdco LLC,
7.88%, 2/15/31(1)	5,085	5,316
Brink's (The) Co.,
6.50%, 6/15/29(1)	4,158	4,241
GFL Environmental Holdings U.S., Inc.,
5.50%, 2/1/34(1)	1,480	1,447
GFL Environmental, Inc.,
6.75%, 1/15/31(1)	3,540	3,642
Luna 1.5 S.a.r.l.,
12.00%, 7/1/32(1)	6,085	6,510
OT Midco, Inc.,
10.00%, 2/15/30(1)	4,000	1,590
Raven Acquisition Holdings LLC,
6.88%, 11/15/31(1)	7,311	7,146
RR Donnelley & Sons Co.,
9.50%, 8/1/29(1)	3,366	3,490
Sotheby's,
8.25%, 4/15/31(1)	4,220	4,198
VM Consolidated, Inc.,
5.50%, 4/15/29(1) †	3,470	3,061
VT Topco, Inc.,
8.50%, 8/15/30(1) †	7,505	7,614
Williams Scotsman, Inc.,
6.63%, 6/15/29(1)	2,515	2,568
		52,961
NORTHERN FUNDS QUARTERLY REPORT  141 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Construction Materials – 0.9%
Arcosa, Inc.,
6.88%, 8/15/32(1)	$2,656	$2,771
Quikrete Holdings, Inc.,
6.38%, 3/1/32(1)	4,896	5,000
6.75%, 3/1/33(1)	4,820	4,913
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31(1)	3,470	3,659
Standard Industries, Inc.,
3.38%, 1/15/31(1)	2,770	2,493
		18,836
Consumer Non-Cyclical – 0.5%
Prestige Brands, Inc.,
7/15/34(5)	1,725	1,725
Prime Healthcare Services, Inc.,
9.38%, 9/1/29(1)	7,815	8,164
		9,889
Consumer Services – 0.3%
StoneMor, Inc.,
8.50%, 5/15/29(1) †	5,970	5,878
Containers & Packaging – 0.6%
Canpack Group, Inc./CANPACK S.A.,
6.00%, 5/15/31(1)	2,718	2,734
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29(1)	1,340	1,338
8.75%, 4/15/30(1) †	2,940	2,900
Mauser Packaging Solutions Holding Co.,
9.25%, 4/15/30(1)	1,407	1,384
Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31(1)	1,400	1,384
Sword Purchaser LLC,
8.25%, 4/15/33(1) †	3,660	3,787
		13,527
Electric Utilities – 2.1%
Alpha Generation LLC,
6.25%, 1/15/34(1)	995	979
Hawaiian Electric Co., Inc.,
6.00%, 10/1/33(1)	5,980	5,925
NRG Energy, Inc.,
5.75%, 1/15/28	7,440	7,443
5.75%, 7/15/29(1)	4,250	4,251
5.75%, 1/15/34(1)	1,175	1,166
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Electric Utilities – 2.1%continued
5.88%, 5/15/34(1)	$1,070	$1,064
6.25%, 11/1/34(1)	6,240	6,318
6.00%, 1/15/36(1)	5,045	5,029
6.13%, 5/15/36(1)	875	875
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28(1)	2,675	2,619
Talen Energy Supply LLC,
6.25%, 2/1/34(1)	3,345	3,325
6.50%, 2/1/36(1)	2,390	2,409
Vistra Operations Co. LLC,
5.35%, 1/31/36(1)	2,620	2,568
XPLR Infrastructure Operating Partners L.P.,
8.38%, 1/15/31(1) †	610	651
		44,622
Electrical Equipment – 0.5%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30(1)	9,640	9,855
Energy – 0.2%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29(1)	4,065	4,228
Engineering & Construction – 0.5%
AECOM,
6.00%, 8/1/33(1)	3,045	3,049
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.50%, 2/1/32(1)	4,745	4,923
Global Infrastructure Solutions, Inc.,
6.38%, 7/15/34(1)	1,660	1,669
		9,641
Entertainment Content – 2.6%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28(1)	11,835	4,734
AMC Global Media, Inc.,
10.50%, 7/15/32(1)	8,075	8,300
Discovery Global Holdings, Inc.,
4.28%, 3/15/32	4,125	3,702
5.05%, 3/15/42	6,080	4,454
5.14%, 3/15/52	4,775	3,199
FIXED INCOME FUNDS 142 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Entertainment Content – 2.6%continued
OAK-Eagle Acquireco, Inc.,
7.25%, 7/1/33(1)	$5,465	$5,717
8.75%, 7/1/34(1)	7,280	7,727
Paramount Global,
4.95%, 1/15/31†	2,280	2,119
6.88%, 4/30/36†	6,305	5,914
5.85%, 9/1/43	4,830	3,617
4.60%, 1/15/45	920	586
Univision Communications, Inc.,
7.38%, 6/30/30(1)	2,308	2,314
8.50%, 7/31/31(1)	3,550	3,565
		55,948
Food – 1.4%
Fiesta Purchaser, Inc.,
7.88%, 3/1/31(1)	8,465	8,539
9.63%, 9/15/32(1) †	9,565	9,369
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
7.75%, 5/1/33(1)	7,240	7,338
Industrial F&B Investments III, Inc.,
7.75%, 2/11/33(1)	3,175	3,236
Post Holdings, Inc.,
6.50%, 3/15/36(1)	1,755	1,735
		30,217
Forestry, Paper & Wood Products – 0.3%
Magnera Corp.,
4.75%, 11/15/29(1) †	6,732	6,284
Gas & Water Utilities – 0.3%
Ferrellgas L.P./Ferrellgas Finance Corp.,
9.25%, 1/15/31(1)	6,360	6,703
Health Care Facilities & Services – 2.9%
Adapthealth LLC,
5.13%, 3/1/30(1) †	7,035	6,826
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29(1)	2,090	2,056
6.13%, 4/1/30(1) †	6,620	5,944
10.88%, 1/15/32(1)	5,682	6,119
9.75%, 1/15/34(1)	6,050	6,317
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54(2) †	8,647	9,009
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Health Care Facilities & Services – 2.9%continued
DaVita, Inc.,
6.88%, 9/1/32(1)	$3,590	$3,702
6.75%, 7/15/33(1)	2,415	2,492
Encompass Health Corp.,
5.88%, 6/1/34(1)	2,250	2,245
HealthEquity, Inc.,
4.50%, 10/1/29(1)	1,189	1,155
LifePoint Health, Inc.,
9.88%, 8/15/30(1)	3,960	4,173
10.00%, 6/1/32(1) †	1,565	1,562
Star Parent, Inc.,
9.00%, 10/1/30(1)	4,526	4,737
Surgery Center Holdings, Inc.,
7.25%, 4/15/32(1) †	5,181	5,245
		61,582
Home & Office Products – 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp.,
9.50%, 10/15/29(1) †	1,690	896
FXI Holdings, Inc.,
14.00%, 11/15/29(1) (6) †	3,145	810
Newell Brands, Inc.,
6.63%, 5/15/32†	1,840	1,863
7.38%, 4/1/36†	4,600	4,665
Whirlpool Corp.,
6.13%, 6/15/30	1,335	1,232
7.50%, 7/1/31(1) †	1,010	1,022
7.88%, 7/1/34(1)	775	778
		11,266
Home Construction – 1.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.88%, 8/1/33(1) †	4,420	4,381
Beazer Homes U.S.A., Inc.,
8.00%, 1/15/32(1)	695	697
Century Communities, Inc.,
6.63%, 9/15/33(1)	2,370	2,393
Dream Finders Homes, Inc.,
6.88%, 9/15/30(1) †	2,465	2,447
K Hovnanian Enterprises, Inc.,
8.00%, 4/1/31(1)	1,025	1,057
8.38%, 10/1/33(1)	1,015	1,043
NORTHERN FUNDS QUARTERLY REPORT  143 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Home Construction – 1.5%continued
KB Home,
7.25%, 7/15/30	$3,965	$4,042
LGI Homes, Inc.,
8.75%, 12/15/28(1)	2,345	2,423
M/I Homes, Inc.,
3.95%, 2/15/30	2,010	1,910
New Home (The) Co., Inc.,
8.50%, 11/1/30(1)	6,700	6,840
Weekley Homes LLC/Weekley Finance Corp.,
6.75%, 1/15/34(1)	4,053	4,064
		31,297
Household Products – 0.1%
Perrigo Finance Unlimited Co.,
5.15%, 6/15/30	340	327
6.13%, 9/30/32†	2,960	2,827
		3,154
Industrial Intermediate Products – 0.4%
Anagram Holdings LLC/Anagram International, Inc.,
10.00%, 8/15/26(1) (4) (7)	2,820	—
Chart Industries, Inc.,
7.50%, 1/1/30(1)	6,050	6,246
9.50%, 1/1/31(1)	2,865	3,000
		9,246
Industrial Support Services – 1.2%
APi Group DE, Inc.,
5.75%, 6/1/34(1)	2,150	2,126
Core & Main L.P.,
6.00%, 7/1/34(1)	2,030	2,040
EquipmentShare.com, Inc.,
8.63%, 5/15/32(1)	2,457	2,556
8.00%, 3/15/33(1) †	4,646	4,756
7/1/34(1) (5)	3,410	3,350
Herc Holdings, Inc.,
7.00%, 6/15/30(1)	1,910	1,978
6.00%, 3/15/34(1)	2,720	2,702
NESCO Holdings II, Inc.,
5.50%, 4/15/29(1)	1,940	1,930
Synergy Infrastructure Holdings LLC,
7.88%, 12/1/30(1)	3,755	3,924
		25,362
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Institutional Financial Services – 0.7%
Aretec Group, Inc.,
7.50%, 4/1/29(1) †	$3,682	$3,663
10.00%, 8/15/30(1)	2,884	3,038
Armor Holdco, Inc.,
8.50%, 11/15/29(1)	4,075	4,099
Coinbase Global, Inc.,
3.63%, 10/1/31(1)	5,930	5,165
		15,965
Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc.,
4.25%, 2/15/29(1)	1,825	1,665
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.50%, 10/1/31(1)	4,820	4,807
Asurion LLC/Asurion Co-Issuer, Inc.,
8.00%, 12/31/32(1)	2,297	2,314
8.38%, 2/1/34(1)	3,460	3,203
		11,989
Internet Media & Services – 0.1%
Snap, Inc.,
6.88%, 3/15/34(1) †	1,950	1,888
IT Services – 0.5%
Insight Enterprises, Inc.,
6.63%, 5/15/32(1)	8,157	8,290
Virtusa Corp.,
7.13%, 12/15/28(1)	2,605	2,064
		10,354
Leisure Facilities & Services – 4.0%
Boyne U.S.A., Inc.,
4.75%, 5/15/29(1)	5,070	4,984
Caesars Entertainment, Inc.,
4.63%, 10/15/29(1)	2,275	2,187
7.00%, 2/15/30(1)	3,630	3,651
6.50%, 2/15/32(1)	6,537	6,377
6.00%, 10/15/32(1) †	2,115	1,916
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
6.75%, 1/15/30(1) †	3,995	3,918
Full House Resorts, Inc.,
8.25%, 2/15/28(1)	5,086	4,972
Gaia Purchaser, Inc.,
7/15/33(1) (5)	440	445
FIXED INCOME FUNDS 144 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Leisure Facilities & Services – 4.0%continued
GPS Hospitality Holding Co. LLC/GPS Fin,
7.00%, 8/15/28(1)	$6,450	$2,580
Jacobs Entertainment, Inc.,
6.75%, 2/15/29(1)	1,825	1,788
Light & Wonder International, Inc.,
6.25%, 10/1/33(1)	3,130	3,113
Marriott Ownership Resorts, Inc.,
6.50%, 10/1/33(1) †	4,045	4,020
NCL Corp. Ltd.,
6.25%, 3/1/30(1)	4,400	4,389
5.88%, 1/15/31(1)	560	543
6.75%, 2/1/32(1)	7,318	7,302
6.25%, 9/15/33(1)	410	398
Penn Entertainment, Inc.,
4.13%, 7/1/29(1) †	4,725	4,530
6.75%, 4/1/31(1) †	3,060	3,076
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31(1)	2,155	1,401
Sabre GLBL, Inc.,
11.13%, 7/15/30(1)	7,300	7,002
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30(1)	2,520	2,154
Travel + Leisure Co.,
6.13%, 9/1/33(1)	4,035	3,993
Viking Cruises Ltd.,
7.00%, 2/15/29(1)	5,590	5,597
5.88%, 10/15/33(1)	2,575	2,579
Wyndham Hotels & Resorts, Inc.,
5.63%, 3/1/33(1)	1,395	1,377
		84,292
Leisure Products – 0.5%
Patrick Industries, Inc.,
6.38%, 11/1/32(1)	8,470	8,435
Thor Industries, Inc.,
4.00%, 10/15/29(1) †	2,300	2,183
		10,618
Machinery – 1.3%
Amsted Industries, Inc.,
6.38%, 3/15/33(1)	3,520	3,559
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Machinery – 1.3%continued
Columbus McKinnon Corp.,
7.13%, 2/1/33(1) †	$1,270	$1,273
Esab Corp.,
5.63%, 4/1/31(1)	1,210	1,211
Madison IAQ LLC,
4.13%, 6/30/28(1)	4,465	4,392
5.88%, 6/30/29(1) †	3,020	3,022
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31(1) †	2,845	3,058
Maxim Crane Works Holdings Capital LLC,
11.50%, 9/1/28(1)	6,550	6,784
Titan International, Inc.,
7.00%, 4/30/28	5,060	5,054
		28,353
Metals & Mining – 0.5%
Alcoa Nederland Holding B.V.,
7.13%, 3/15/31(1)	2,555	2,652
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
8.63%, 6/15/29(1)	2,850	2,981
Constellium S.E.,
6.38%, 8/15/32(1)	3,943	4,018
		9,651
Oil & Gas Services & Equipment – 1.5%
CHC Group LLC,
11.75%, 9/1/30(1)	1,555	1,306
Kodiak Gas Services LLC,
6.50%, 10/1/33(1)	1,855	1,880
6.75%, 10/1/35(1)	1,695	1,739
Noble Finance II LLC,
8.00%, 4/15/30(1)	1,376	1,426
Oceaneering International, Inc.,
6.00%, 2/1/28	2,615	2,652
7/15/34(1) (5)	3,105	3,154
Tidewater, Inc.,
9.13%, 7/15/30(1)	2,650	2,836
Transocean Aquila Ltd.,
8.00%, 9/30/28(1)	1,274	1,303
Transocean International Ltd.,
8.75%, 2/15/30(1)	2,852	2,964
8.50%, 5/15/31(1)	1,440	1,495
NORTHERN FUNDS QUARTERLY REPORT  145 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Oil & Gas Services & Equipment – 1.5%continued
7.88%, 10/15/32(1)	$1,065	$1,112
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29(1)	4,485	4,594
6.25%, 10/1/33(1)	515	511
Weatherford International Ltd.,
6.75%, 10/15/33(1)	3,830	3,908
		30,880
Oil & Gas Supply Chain – 8.5%
California Resources Corp.,
7.00%, 1/15/34(1)	4,940	4,885
7.25%, 1/15/35(1)	5,035	4,995
CNX Resources Corp.,
7.38%, 1/15/31(1)	1,631	1,670
7.25%, 3/1/32(1)	3,397	3,500
5.88%, 3/1/34(1)	3,810	3,708
Comstock Resources, Inc.,
6.75%, 3/1/29(1)	3,175	3,126
6.75%, 3/1/29(1)	1,960	1,924
Crescent Energy Finance LLC,
7.75%, 7/31/29(1)	8,232	8,253
7.63%, 4/1/32(1)	2,050	2,067
7.88%, 4/15/32(1) †	780	790
8.38%, 1/15/34(1)	1,935	1,993
CVR Energy, Inc.,
7.50%, 2/15/31(1)	2,085	2,075
7.88%, 2/15/34(1)	1,565	1,548
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
8.63%, 3/15/29(1)	3,520	3,659
7.38%, 6/30/33(1)	2,910	2,965
6.88%, 6/1/34(1)	3,100	3,085
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 1/15/29	5,410	5,586
6.75%, 3/15/34	1,530	1,518
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29†	3,565	3,597
7.13%, 7/1/33(1)	1,480	1,498
Harvest Midstream I L.P.,
6.75%, 5/15/34(1)	2,000	2,029
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Oil & Gas Supply Chain – 8.5%continued
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28(1)	$5,857	$5,872
8.38%, 11/1/33(1)	1,515	1,578
Howard Midstream Energy Partners LLC,
6.63%, 1/15/34(1)	2,010	2,027
Infinity Natural Resources LLC,
7.63%, 4/1/31(1)	2,325	2,309
ITT Holdings LLC,
6.50%, 8/1/29(1)	4,985	4,927
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28(1)	5,490	5,531
Matador Resources Co.,
6.00%, 4/15/34(1)	1,535	1,497
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.38%, 2/15/32(1)	6,263	6,520
Par Petroleum LLC,
7.38%, 6/1/34(1)	2,590	2,621
PBF Holding Co. LLC/PBF Finance Corp.,
7.25%, 6/1/34(1)	5,025	4,975
SM Energy Co.,
6.75%, 8/1/29(1)	6,564	6,683
8.63%, 11/1/30(1)	2,830	2,972
8.75%, 7/1/31(1) †	3,715	3,880
7.00%, 8/1/32(1) †	1,865	1,882
9.63%, 6/15/33(1)	3,430	3,761
6.63%, 4/15/34(1)	2,550	2,510
Sunoco L.P.,
7.00%, 5/1/29(1)	4,075	4,187
4.50%, 10/1/29(1)	1,100	1,068
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29(1)	3,815	3,913
Talos Production, Inc.,
9.00%, 2/1/29(1)	790	823
9.38%, 2/1/31(1)	4,910	5,157
TransMontaigne Partners LLC,
8.50%, 6/15/30(1)	5,215	5,313
Venture Global Calcasieu Pass LLC,
3.88%, 11/1/33(1)	6,670	5,946
FIXED INCOME FUNDS 146 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Oil & Gas Supply Chain – 8.5%continued
6.00%, 5/1/36(1)	$107	$108
Venture Global LNG, Inc.,
9.50%, 2/1/29(1)	12,025	12,943
8.38%, 6/1/31(1)	6,168	6,420
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/30(1)	1,330	1,361
6.50%, 1/15/34(1)	3,515	3,663
6.50%, 6/15/34(1)	1,010	1,052
6.75%, 1/15/36(1)	3,800	4,029
		179,999
Publishing & Broadcasting – 2.0%
Beasley Mezzanine Holdings LLC,
10.00%, 12/31/27(1) (6)	3,119	2,156
Clear Channel Outdoor Holdings, Inc.,
7.50%, 6/1/29(1)	5,381	5,384
7.88%, 4/1/30(1)	2,225	2,318
7.13%, 2/15/31(1)	1,780	1,843
Dotdash Meredith, Inc.,
7.63%, 6/15/32(1)	3,817	3,613
EW Scripps (The) Co.,
9.88%, 8/15/30(1)	4,870	4,262
Gray Media, Inc.,
10.50%, 7/15/29(1) †	4,742	5,006
5.38%, 11/15/31(1) †	4,371	2,933
9.63%, 7/15/32(1)	2,050	1,978
iHeartCommunications, Inc.,
10.88%, 5/1/30(1) †	1,826	1,583
7.75%, 8/15/30(1)	3,051	2,846
McGraw-Hill Education, Inc.,
7.38%, 9/1/31(1)	3,795	3,857
Nexstar Media, Inc.,
6.50%, 9/15/33(1)	3,130	3,129
7.25%, 4/15/34(1)	2,280	2,274
		43,182
Real Estate Investment Trusts – 1.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27(1)	3,503	3,463
Global Net Lease, Inc.,
4.50%, 9/30/28(1)	3,600	3,508
Iron Mountain, Inc.,
6.25%, 1/15/35(1)	2,205	2,214
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Real Estate Investment Trusts – 1.0%continued
Millrose Properties, Inc.,
6.38%, 8/1/30(1)	$2,710	$2,747
6.25%, 9/15/32(1)	2,110	2,128
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27†	3,430	3,327
8.50%, 2/15/32(1)	395	404
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29(1)	2,720	2,660
RHP Hotel Properties L.P./RHP Finance Corp.,
5.75%, 3/15/34(1)	890	882
		21,333
Renewable Energy – 0.2%
EnerSys,
6.63%, 1/15/32(1)	4,135	4,225
Retail - Consumer Staples – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
5.63%, 3/31/32(1)	1,195	1,155
5.75%, 3/31/34(1) †	7,405	7,052
		8,207
Retail - Discretionary – 3.9%
Academy Ltd.,
5.88%, 5/15/31(1)	4,520	4,520
Advance Auto Parts, Inc.,
7.00%, 8/1/30(1) †	2,230	2,286
Bath & Body Works, Inc.,
6.63%, 10/1/30(1)	4,160	4,244
6.75%, 7/1/36	7,330	7,342
Builders FirstSource, Inc.,
6.75%, 5/15/35(1)	1,025	1,045
Carvana Co.,
9.00%, 6/1/30(1)	1,174	1,214
9.00%, 6/1/31(1)	1,608	1,775
Gee Automotive Holdings LLC,
7.25%, 3/1/31(1)	3,593	3,641
Ken Garff Automotive LLC,
4.88%, 9/15/28(1)	5,320	5,268
LBM Acquisition LLC,
9.50%, 6/15/31(1) †	3,735	3,312
NORTHERN FUNDS QUARTERLY REPORT  147 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Retail - Discretionary – 3.9%continued
Macy's Retail Holdings LLC,
4.50%, 12/15/34	$4,945	$4,447
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29(1) †	6,904	6,875
Men's Wearhouse (The) LLC,
9.00%, 2/1/31(1)	4,950	5,259
Michaels (The) Cos., Inc.,
8.50%, 3/15/33(1)	4,050	4,011
11.00%, 3/15/34(1) †	1,340	1,312
Park River Holdings, Inc.,
8.00%, 3/15/31(1)	3,975	4,010
PetSmart LLC/PetSmart Finance Corp.,
7.50%, 9/15/32(1)	3,215	3,216
QXO Building Products, Inc.,
6.50%, 7/15/31(1)	1,315	1,340
Staples, Inc.,
10.75%, 9/1/29(1)	7,450	7,107
Victoria's Secret & Co.,
4.63%, 7/15/29(1) †	3,385	3,297
Victra Holdings LLC/Victra Finance Corp.,
8.75%, 9/15/29(1) †	6,135	6,328
		81,849
Software – 2.7%
Capstone Borrower, Inc.,
8.00%, 6/15/30(1)	3,265	3,102
Cloud Software Group, Inc.,
9.00%, 9/30/29(1)	6,630	6,435
8.25%, 6/30/32(1)	7,120	6,673
6.63%, 8/15/33(1) †	2,075	1,799
CoreWeave, Inc.,
9.25%, 6/1/30(1)	7,010	7,056
9.00%, 2/1/31(1)	640	632
9.75%, 10/1/31(1)	5,585	5,573
9.63%, 7/15/32(1)	1,235	1,217
McAfee Corp.,
7.38%, 2/15/30(1) †	12,119	10,298
Pagaya U.S. Holdings Co. LLC,
8.88%, 8/1/30(1)	8,870	7,622
UKG, Inc.,
6.88%, 2/1/31(1)	7,825	7,602
		58,009
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Specialty Finance – 9.0%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28(2) (3) †	$1,490	$1,443
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 7.10%, 8/15/31(2) (3)	3,225	3,268
Azorra Finance Ltd.,
6.25%, 2/15/34(1)	4,445	4,296
Blackstone Mortgage Trust, Inc.,
7.75%, 12/1/29(1)	2,165	2,243
6.25%, 6/1/31(1)	3,790	3,666
Block, Inc.,
6.00%, 8/15/33(1)	2,400	2,417
Bread Financial Holdings, Inc.,
6.75%, 5/15/31(1)	3,670	3,753
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.30%), 8.38%, 6/15/35(1) (2) †	2,892	3,019
Burford Capital Global Finance LLC,
6.88%, 4/15/30(1) †	7,929	7,548
9.25%, 7/1/31(1) †	9,340	9,094
7.50%, 7/15/33(1)	540	458
8.50%, 1/15/34(1) †	295	259
Capital One Financial Corp.,
(Variable, CME Term SOFR 3M + 3.34%), 5.50%, 10/30/27(2)	5,485	5,475
CPI CG, Inc.,
10.00%, 7/15/29(1)	5,345	5,603
CrossCountry Intermediate HoldCo LLC,
6.50%, 10/1/30(1)	1,035	1,020
6.75%, 12/1/32(1)	2,810	2,713
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM,
7.38%, 9/30/30(1)	2,460	2,448
Encore Capital Group, Inc.,
8.50%, 5/15/30(1) †	6,310	6,702
6.63%, 4/15/31(1)	1,545	1,563
6.63%, 6/1/32(1)	2,045	2,048
Enova International, Inc.,
9.13%, 8/1/29(1) †	6,555	6,859
EZCORP, Inc.,
7.38%, 4/1/32(1)	2,010	2,107
FIXED INCOME FUNDS 148 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Specialty Finance – 9.0%continued
Fair Isaac Corp.,
6.25%, 9/15/34(1)	$4,520	$4,452
Freedom Mortgage Corp.,
12.25%, 10/1/30(1)	4,530	4,888
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29(1)	3,175	3,281
6.88%, 5/1/31(1)	2,000	1,941
8.38%, 4/1/32(1)	5,698	5,796
ION Platform Finance U.S., Inc.,
7.88%, 9/30/32(1)	3,395	2,460
ION Platform Finance U.S., Inc./ION Platform Finance S.A.R.L.,
8.75%, 5/1/29(1)	3,770	3,364
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28(1)	2,750	2,655
Jefferson Capital Holdings LLC,
6.00%, 8/15/26(1)	7,115	7,097
9.50%, 2/15/29(1)	3,060	3,200
8.25%, 5/15/30(1)	1,218	1,281
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (4) (7)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27(1)	8,885	8,833
Midcap Financial Issuer Trust,
6.50%, 5/1/28(1)	4,615	4,608
Navient Corp.,
5.00%, 3/15/27	8,600	8,532
OneMain Finance Corp.,
6.50%, 3/15/33	1,878	1,848
PennyMac Financial Services, Inc.,
7.13%, 11/15/30(1)	4,895	4,960
5.75%, 9/15/31(1)	4,063	3,854
6.88%, 5/15/32(1)	4,210	4,120
6.75%, 2/15/34(1)	3,900	3,744
Planet Financial Group LLC,
10.50%, 12/15/29(1)	6,750	6,666
Rfna L.P.,
7.88%, 2/15/30(1)	8,605	8,669
Rocket Cos., Inc.,
6.50%, 8/1/29(1)	5,652	5,769
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Specialty Finance – 9.0%continued
UWM Holdings LLC,
6.25%, 3/15/31(1) †	$3,050	$2,718
Voyager Aviation Holdings LLC,
8.50%, 5/9/26(1) (4) (7)	2,524	—
WEX, Inc.,
6.50%, 3/15/33(1) †	6,125	6,099
WS Escrow LLC,
7.75%, 6/1/33(1)	2,750	2,824
		191,661
Steel – 0.3%
Commercial Metals Co.,
5.75%, 11/15/33(1)	1,420	1,412
6.00%, 12/15/35(1)	1,780	1,775
TMS International Corp.,
6.25%, 4/15/29(1)	2,130	2,131
United States Steel Corp.,
6.88%, 3/1/29	1,004	1,005
		6,323
Technology Hardware – 0.9%
NCR Atleos Corp.,
9.50%, 4/1/29(1)	10,984	11,712
Seagate Data Storage Technology Pte. Ltd.,
3.38%, 7/15/31(1)	2,615	2,250
Zebra Technologies Corp.,
6.50%, 6/1/32(1)	4,459	4,513
		18,475
Telecommunications – 4.4%
APLD ComputeCo LLC,
9.25%, 12/15/30(1)	3,715	4,008
Cipher Compute LLC,
7.13%, 11/15/30(1)	4,015	4,174
Core Scientific Finance I LLC,
7.75%, 5/15/31(1)	5,315	5,390
ELK Grove Village Property LLC,
7.50%, 6/15/31(1)	3,215	3,237
Flash Compute LLC,
7.25%, 12/31/30(1)	2,180	2,242
Level 3 Financing, Inc.,
6.88%, 6/30/33(1)	3,945	4,053
7.00%, 3/31/34(1)	3,090	3,186
8.50%, 1/15/36(1)	6,110	6,561
7.50%, 2/15/37(1)	4,250	4,362
NORTHERN FUNDS QUARTERLY REPORT  149 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Telecommunications – 4.4%continued
Lumen Technologies, Inc.,
4.50%, 1/15/29(1)	$500	$480
7.60%, 9/15/39†	335	320
7.65%, 3/15/42	335	317
Meridian Arc Holdco LLC,
6.25%, 4/30/31(1)	6,807	6,822
PR RNO Property Owner 1 LLC,
6.50%, 5/1/31(1)	4,555	4,548
SV RNO Property Owner 1 LLC,
5.88%, 3/1/31(1)	9,314	9,180
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
6.50%, 2/15/29(1)	7,320	7,262
8.63%, 6/15/32(1) †	3,195	3,333
Viasat, Inc.,
5.63%, 4/15/27(1)	6,350	6,344
6.50%, 7/15/28(1)	1,106	1,103
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31(1)	9,431	9,945
Yondr JK 1 LLC,
6.88%, 6/30/31(1)	3,505	3,514
Zayo Group Holdings, Inc.,
9.25%, 3/9/30(1) (6)	434	433
13.75%, 9/9/30(1) (6)	3,464	3,422
		94,236
Tobacco & Cannabis – 0.2%
Turning Point Brands, Inc.,
7.63%, 3/15/32(1)	4,845	5,014
Transportation & Logistics – 3.0%
Allegiant Travel Co.,
7.13%, 7/1/31(1) †	4,570	4,626
American Airlines, Inc.,
7.25%, 2/15/28(1) †	1,840	1,862
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.75%, 4/20/29(1)	13,010	13,035
Beacon Mobility Corp.,
7.25%, 8/1/30(1)	3,680	3,820
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29(1)	5,385	5,157
Genesee & Wyoming, Inc.,
6.25%, 4/15/32(1)	2,115	2,145
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.2% continued
Transportation & Logistics – 3.0%continued
OneSky Flight LLC,
8.88%, 12/15/29(1)	$5,140	$5,436
RXO, Inc.,
6.38%, 5/15/31(1)	2,615	2,651
Star Leasing Co. LLC,
7.63%, 2/15/30(1)	5,425	5,346
Stonepeak Nile Parent LLC,
7.25%, 3/15/32(1)	6,435	6,664
United Airlines, Inc.,
4.63%, 4/15/29(1)	5,750	5,670
XPO, Inc.,
7.13%, 6/1/31(1)	8,069	8,344
		64,756
Transportation Equipment – 0.2%
Trinity Industries, Inc.,
7.75%, 7/15/28(1)	4,942	5,057
Total Corporate Bonds
(Cost $1,739,930)		1,704,003

FOREIGN ISSUER BONDS – 14.7%
Aerospace & Defense – 0.2%
Bombardier, Inc.,
7.25%, 7/1/31(1)	2,285	2,391
7.00%, 6/1/32(1) †	1,361	1,410
6.75%, 6/15/33(1)	1,095	1,133
		4,934
Asset Management – 0.4%
CI Financial Corp.,
7.50%, 5/30/29(1)	4,500	4,716
UBS Group A.G.,
(Variable, USD SOFR ICE Swap Rate 5Y + 3.09%), 6.88%, 6/5/32(1) (2)	1,425	1,429
(Variable, USD SOFR ICE Swap Rate 5Y + 3.18%), 7.13%, 8/10/34(1) (2) (3)	2,000	2,018
		8,163
Automotive – 0.5%
IHO Verwaltungs GmbH,
7.75%, (100% Cash), 11/15/30(1) (6)	3,434	3,554
FIXED INCOME FUNDS 150 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.7% continued
Automotive – 0.5%continued
ZF North America Capital, Inc.,
7.13%, 4/14/30(1)	$2,770	$2,792
6.88%, 4/23/32(1)	5,000	4,919
		11,265
Banking – 0.7%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.10%), 9.38%, 3/19/29(2) (3) †	3,775	4,122
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.99%), 7.13%, 5/8/33(2) (3)	1,857	1,881
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.91%), 8.00%, 2/1/34(2) (3)	2,200	2,374
Barclays PLC,
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29(2) (3)	1,635	1,813
HSBC Holdings PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.51%), 6.75%, 11/18/32(2) (3)	550	554
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.45%), 10.00%, 11/14/28(1) (2) (3)	3,110	3,394
		14,138
Biotechnology & Pharmaceuticals – 0.2%
Bausch Health Cos., Inc.,
4.88%, 6/1/28(1) †	4,135	3,823
Cable & Satellite – 0.4%
Virgin Media O2 Vendor Financing Notes VI DAC,
8.50%, 3/15/33(1)	1,355	1,089
Ziggo Bond Co. B.V.,
5.13%, 2/28/30(1) †	7,815	6,863
		7,952
Chemicals – 1.2%
Cerdia Finanz GmbH,
9.38%, 10/3/31(1)	13,420	12,044
Consolidated Energy Finance S.A.,
5.63%, 10/15/28(1) †	6,655	6,389
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.7% continued
Chemicals – 1.2%continued
12.00%, 2/15/31(1) †	$2,635	$2,727
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30(1)	4,060	3,877
		25,037
Commercial Support Services – 0.1%
Garda World Security Corp.,
6.50%, 1/15/31(1)	1,530	1,551
Consumer Cyclical – 0.1%
Forvia S.E.,
6.75%, 9/15/33(1) †	1,930	1,929
Containers & Packaging – 0.0%
ARD Finance S.A.,
6.50%, 6/30/27(1) (4) (8)	—	—
E-Commerce Discretionary – 0.2%
Rakuten Group, Inc.,
9.75%, 4/15/29(1)	2,947	3,203
Electric Utilities – 0.2%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC,
6.38%, 2/15/32(1)	3,540	3,549
Electrical Equipment – 0.0%
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27(1)	203	203
Home Construction – 0.1%
Mattamy Group Corp.,
6.00%, 12/15/33(1)	2,345	2,251
Industrial Support Services – 0.1%
Albion Financing 1 S.A.R.L./Aggreko Holdings, Inc.,
7.00%, 5/21/30(1)	2,940	3,044
Insurance – 1.1%
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32(1) †	12,077	11,732
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
8.13%, 2/15/32(1)	8,040	7,207
Jones Deslauriers Insurance Management, Inc.,
6.88%, 10/1/33(1)	5,770	5,351
		24,290
NORTHERN FUNDS QUARTERLY REPORT  151 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.7% continued
Leisure Facilities & Services – 2.2%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30(1)	$4,335	$4,093
Allwyn Entertainment Financing UK PLC,
7.88%, 4/30/29(1)	4,795	4,927
Brightstar Lottery PLC/Brightstar Global Solutions Corp.,
5.75%, 1/15/33(1)	1,980	1,941
Cruise Yacht Upper HoldCo Ltd.,
11.88%, 7/5/28	8,050	7,546
Melco Resorts Finance Ltd.,
5.63%, 7/17/27(1)	6,475	6,460
5.38%, 12/4/29(1) †	2,500	2,436
6.50%, 9/24/33(1)	5,015	4,911
MGM China Holdings Ltd.,
6.25%, 5/15/33(1)	5,630	5,503
Studio City Finance Ltd.,
5.00%, 1/15/29(1)	5,435	5,208
Wynn Macau Ltd.,
6.75%, 2/15/34(1)	3,860	3,837
		46,862
Metals & Mining – 1.9%
Aris Mining Corp.,
8.00%, 10/31/29(1) †	4,220	4,373
Capstone Copper Corp.,
6.75%, 3/31/33(1)	9,738	9,870
First Quantum Minerals Ltd.,
8.63%, 6/1/31(1) †	8,860	9,225
7.25%, 2/15/34(1)	2,345	2,404
Fortescue Treasury Pty. Ltd.,
4.38%, 4/1/31(1)	7,040	6,698
Mineral Resources Ltd.,
6.00%, 5/1/32(1)	940	930
6.25%, 5/1/34(1)	940	924
Trekor Metals Ltd.,
8.25%, 5/1/30(1)	6,346	6,623
		41,047
Oil & Gas Services & Equipment – 0.7%
Borr IHC Ltd./Borr Finance LLC,
8.75%, 1/15/32(1)	2,590	2,529
9.00%, 1/15/34(1) †	1,550	1,499
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.7% continued
Oil & Gas Services & Equipment – 0.7%continued
Seadrill Finance Ltd.,
8.38%, 8/1/30(1)	$5,355	$5,597
6.75%, 7/15/34(1)	6,335	6,116
		15,741
Oil & Gas Supply Chain – 0.1%
Baytex Energy Corp.,
7.38%, 3/15/32(1)	2,055	2,115
Retail - Discretionary – 0.1%
Global Auto Holdings Ltd./AAG FH UK Ltd.,
8.38%, 1/15/29(1)	2,190	2,157
Software – 0.4%
Open Text Holdings, Inc.,
4.13%, 2/15/30(1)	5,450	4,993
4.13%, 12/1/31(1) †	3,650	3,204
		8,197
Specialty Finance – 0.9%
goeasy Ltd.,
9.25%, 12/1/28(1)	7,815	7,672
6.88%, 5/15/30(1) †	5,976	5,319
6.88%, 2/15/31(1) †	1,175	1,039
Phoenix Aviation Capital Ltd.,
9.25%, 7/15/30(1)	5,300	5,475
		19,505
Steel – 0.2%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	3,334	3,565
Telecommunications – 2.1%
Altice Financing S.A.,
5.00%, 1/15/28(1) †	2,610	1,840
5.75%, 8/15/29(1) †	2,160	1,510
Altice France Lux 3/Altice Holdings 1,
10.00%, 1/15/33(1)	2,052	2,018
Altice France S.A.,
6.88%, 10/15/30(1)	2,467	2,393
6.50%, 4/15/32(1)	4,958	4,792
6.88%, 7/15/32(1)	6,898	6,689
Connect Finco S.A.R.L./Connect U.S. Finco LLC,
9.00%, 9/15/29(1)	3,952	4,158
Fibercop S.p.A.,
6.38%, 11/15/33(1)	3,000	3,002
FIXED INCOME FUNDS 152 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.7% continued
Telecommunications – 2.1%continued
Iliad Holding SAS,
7.00%, 10/15/28(1)	$2,950	$2,963
8.50%, 4/15/31(1)	1,175	1,245
7.00%, 4/15/32(1)	2,400	2,446
Telesat Canada/Telesat LLC,
5.63%, 12/6/26(1)	1,920	1,709
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31(1)	5,250	4,317
4.75%, 7/15/31(1)	4,740	3,895
6.75%, 1/15/33(1)	3,200	2,709
		45,686
Transportation & Logistics – 0.5%
Avianca Midco 2 PLC,
1/7/32(1) (5)	865	864
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
6.38%, 2/1/30(1) †	4,055	3,859
8.75%, 1/15/32(1) †	6,080	6,013
		10,736
Transportation Equipment – 0.1%
New Flyer Holdings, Inc.,
9.25%, 7/1/30(1)	1,780	1,914
Total Foreign Issuer Bonds
(Cost $317,805)		312,857

TERM LOANS – 0.1% (9)
Biotechnology & Pharmaceuticals – 0.1%
Alvogen Pharma U.S., Inc., Loan,
(Floating, CME Term SOFR USD 3M + 2.50%, 3.00% Floor), 6.23%, 3/1/29	2,751	1,513
Total Term Loans
(Cost $2,695)		1,513

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Passenger Airlines – 0.0%
Voyager Aviation Holdings LLC(7) (10) *	2,621	$—
Total Common Stocks
(Cost $3)		—

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.0%
Specialized Finance – 0.0%
Cayenne Aviation LLC(7) (10) *	15,725	$—
Total Preferred Stocks
(Cost $1,573)		—

INVESTMENT COMPANIES – 8.6%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(11) (12) (13)	98,836,406	98,836
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(11) (12)	82,872,035	82,872
Total Investment Companies
(Cost $181,708)		181,708

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
3.59%, 10/15/26(14) (15)	$1,386	$1,371
Total Short-Term Investments
(Cost $1,371)		1,371

Total Investments – 103.6%
(Cost $2,245,085)		2,201,452
Liabilities less Other Assets – (3.6%)		(77,218)
NET ASSETS – 100.0%		$2,124,234

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2026, the value of these securities amounted to approximately
$1,819,705,000 or 85.7% of net assets.

(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2026.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(8)	Principal amount is less than one thousand.
(9)	Variable or floating rate security. Rate as of June 30, 2026 is disclosed.
NORTHERN FUNDS QUARTERLY REPORT  153 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
(10)	Restricted security. At June 30, 2026, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cayenne Aviation LLC	5/18/21	$1,573
Voyager Aviation Holdings LLC	5/18/21	3

(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of June 30, 2026 is disclosed.
(13)	Investment of cash collateral received from securities lending activities.
(14)	Discount rate at the time of purchase.
(15)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	400	$82,453	Long	9/26	$26
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
5-Year U.S. Treasury Note	600	$64,228	Long	9/26	$236
Ultra 10-Year U.S. Treasury Note	(150)	(16,870)	Short	9/26	(224)
Total					$38
FIXED INCOME FUNDS 154 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$1,704,003	$—	$1,704,003
Foreign Issuer Bonds(1)	—	312,857	—	312,857
Term Loans	—	1,513	—	1,513
Investment Companies	181,708	—	—	181,708
Short-Term Investments	—	1,371	—	1,371
Total Investments	$181,708	$2,019,744	$—	$2,201,452
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$262	$—	$—	$262
Liabilities
Futures Contracts	(224)	—	—	(224)
Total Other Financial Instruments	$38	$—	$—	$38

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$115,081	$108,501	$124,746	$98,836	98,836,406	$346 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	71,222	169,666	158,016	82,872	82,872,035	513
Total	$186,303	$278,167	$282,762	$181,708	181,708,441	$859

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  155 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.5%
Consumer Services – 0.1%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,260
Health Care Facilities & Services – 0.4%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	479
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,802
		5,281
Total Corporate Bonds
(Cost $6,850)		6,541

MUNICIPAL BONDS – 98.2%
Alabama – 3.4%
Black Belt Energy Gas District Gas Project Revenue Bonds, Series A,
5.00%, 12/1/27	1,250	1,278
Black Belt Energy Gas District Gas Project Revenue Bonds, Series A, Project No. 8,
4.00%, 12/1/29(1) (2)	7,500	7,574
Black Belt Energy Gas District Gas Project Revenue Bonds, Series B,
5.00%, 9/1/32(1) (2)	1,500	1,577
Black Belt Energy Gas District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	6,000	6,350
Black Belt Energy Gas District Gas Project Revenue Bonds, Series E,
5.00%, 7/1/29	945	984
Black Belt Energy Gas District Gas Project Revenue Bonds, Series J,
5.00%, 11/1/36	2,000	2,103
Black Belt Energy Gas District Gas Project Revenue Refunding Bonds, Series H-2-1,
5.00%, 12/1/31	4,000	4,195
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(1) (2)	3,930	4,016
Huntsville Health Care Authority Revenue Bonds, Series B,
5.00%, 6/1/35	6,000	6,734
Jefferson County Sewer Revenue Refunding Warrants,
5.00%, 10/1/38	1,325	1,439
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Alabama – 3.4%continued
Mobile County Board of School Commissioners Special Tax Refunding Bonds (AG Insured),
5.00%, 3/1/29	$1,500	$1,586
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	2,000	2,130
		39,966
Alaska – 0.8%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	3,000	3,062
Alaska State Railroad Corp. Cruise Port Revenue Bonds (AMT) (AG Insured),
5.50%, 10/1/40	500	560
5.50%, 10/1/41	500	554
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/32	2,010	2,226
Juneau City & Borough G.O. Unlimited Bonds,
5.00%, 6/1/35	2,000	2,303
Matanuska-Susitna Borough G.O. Unlimited Bonds, Series A,
5.00%, 11/1/44	725	793
		9,498
Arizona – 3.3%
Arizona Board of Regents Revenue Refunding Bonds, Series A, Arizona State University,
5.00%, 7/1/41	1,000	1,124
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	300
4.00%, 7/1/41	800	731
Arizona State IDA National Charter Equitable School Revolving Loan Fund Revenue Bonds, Social Bonds,
4.00%, 11/1/46	1,000	942
Chandler IDA IDR Variable Revenue Bonds (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	5,310	5,373
FIXED INCOME FUNDS 156 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Arizona – 3.3%continued
Glendale IDA Revenue Bonds, Midwestern University,
5.00%, 5/15/40	$1,375	$1,523
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools - Clemmons Campus Project,
4.00%, 7/1/34	2,500	2,463
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	181
Maricopa County IDA Revenue Refunding Bonds, Series D, Banner Health,
1/1/33(3)	3,100	3,409
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,507
Mesa Utility Systems Revenue Bonds (AG Insured),
5.00%, 7/1/45	1,055	1,140
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series C,
5.00%, 7/1/39	12,000	13,589
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,004
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	1,500	1,579
Western Maricopa Education Center District No. 402 G.O. Unlimited Refunding Bonds (AG Insured),
5.00%, 7/1/27	585	599
5.00%, 7/1/28	1,000	1,049
		38,513
Arkansas – 1.3%
Arkansas Development Finance Authority Environmental Variable Revenue Bonds (AMT), United States Steel Corp. Project,
4.00%, 3/1/33(1) (2)	10,000	10,103
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Arkansas – 1.3%continued
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	$4,000	$3,472
2.25%, 2/1/41	1,485	1,117
		14,692
California – 7.0%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,285
5.00%, 10/1/52	5,000	5,056
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	4,525	4,594
California Community Choice Financing Authority Clean Energy Project Sustainable Revenue Bonds,
4.00%, 12/1/27(1) (2)	5,000	5,072
5.00%, 4/1/32(1) (2)	5,705	6,071
5.00%, 12/1/32(1) (2)	2,000	2,058
5.00%, 8/1/33(1) (2)	5,000	5,396
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,209	3,184
California State Educational Facilities Authority Revenue Bonds, The Master's University,
5.25%, 8/1/40	3,000	3,145
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	4,000	4,452
California State Municipal Finance Authority Revenue Bonds, SFMTA Potrero Yard Modernization Project,
5.00%, 9/1/40	1,450	1,616
NORTHERN FUNDS QUARTERLY REPORT  157 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
California – 7.0%continued
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/34	$1,585	$1,620
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 0.00%, 8/1/35(4)	11,850	14,744
Los Angeles Department of Airports Senior Revenue Bonds, Series C (AMT),
5.00%, 5/15/33	4,420	4,722
Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	602
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/31	2,480	2,712
5.00%, 7/1/34	1,500	1,690
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series B,
5.25%, 7/1/38	3,000	3,025
Oakland Unified School District Alameda County, G.O. Unlimited Bonds, Series A, Election of 2020,
5.00%, 8/1/28	1,000	1,052
San Francisco City & County Airports Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/33	2,500	2,777
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,440
Southern California State Public Power Authority Variable Revenue Bonds, Southern Transmission System,
5.00%, 7/1/29(1) (2)	2,655	2,787
University of California Revenue Refunding Bonds, Series BZ,
5.00%, 5/15/39	1,635	1,850
		82,030
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Colorado – 4.6%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	$4,775	$4,811
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(5)	225	227
Adams County School District No. 14 G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/40	1,500	1,727
Arvada Sales & Use TRB,
5.00%, 12/1/31	2,000	2,110
Colorado Bridge & Tunnel Enterprise Senior Infrastructure Revenue Bonds, Series A (AG Insured),
5.25%, 12/1/44	930	1,035
5.25%, 12/1/45	1,300	1,434
Colorado Educational & Cultural Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/43	1,735	1,895
Colorado State COPS, Series A,
4.00%, 12/15/36	5,000	5,053
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System/Sunbelt,
4.00%, 11/15/41	1,000	990
Colorado State Health Facilities Authority Revenue Bonds, Series A, Craig Hospital Project,
5.00%, 12/1/44	1,625	1,722
5.00%, 12/1/45	2,225	2,345
Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 5/15/32	2,000	2,230
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 12/1/29	2,000	2,127
FIXED INCOME FUNDS 158 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Colorado – 4.6%continued
Colorado State Health Facilities Authority Variable Revenue Bonds, AdventHealth Obligated Group,
5.00%, 11/15/28(1) (2)	$4,000	$4,184
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.50%, 11/15/35	10,000	11,276
5.00%, 11/15/41	1,000	1,063
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT),
5.00%, 12/1/43	4,500	4,599
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,751
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/34	1,850	1,897
		53,476
Connecticut – 0.9%
Connecticut State G.O. Unlimited Bonds, Series C,
5.00%, 8/15/34	2,000	2,296
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Transportation Infrastructure,
5.00%, 7/1/41	2,000	2,243
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	6,000	6,250
		10,789
Delaware – 0.3%
Delaware State EDA Variable Revenue Refunding Bonds, Series A, NRG Energy Project,
4.00%, 10/1/35(1) (2)	3,350	3,385
District of Columbia – 0.9%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,693
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
District Of Columbia – 0.9%continued
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/30	$7,500	$8,086
		10,779
Florida – 7.4%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,523
Broward County Port Facilities Revenue Bonds (AMT),
5.00%, 9/1/40	795	856
Broward County School Board Refunding COPS, Series A,
5.00%, 7/1/27	2,760	2,826
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	3,000	3,000
Capital Trust Authority Health Care Facilities Revenue Refunding Bonds, Series A, UF Health Projects,
5.00%, 12/1/32	1,300	1,433
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B, Prerefunded,
4.00%, 7/1/26(5)	2,000	2,000
Central Florida State Tourism Oversight District Utilities Revenue Bonds, Series 1,
5.00%, 10/1/40	3,105	3,472
Columbia County School Board COPS (AG Insured),
5.00%, 7/1/37	1,135	1,272
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/33	2,100	2,338
Greater Orlando Aviation Authority Special Purpose Airport Facilities Revenue Bonds (AMT), United Airlines Inc. Project,
5.50%, 11/1/37	1,500	1,611
JEA Water & Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	8,000	8,220
NORTHERN FUNDS QUARTERLY REPORT  159 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Florida – 7.4%continued
Lake County School Board Refunding COPS, Series A (AG Insured),
5.00%, 6/1/31	$2,000	$2,191
Lee County Airport Variable Revenue Bonds, Series A-2 (AMT),
5.00%, 10/1/31(1) (2)	1,500	1,610
Manatee County School Board COPS, Master Lease Program (AG Insured),
5.00%, 7/1/42	2,000	2,217
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured),
5.00%, 2/1/37	1,500	1,671
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/35	2,810	3,104
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/46	6,800	7,264
Miami-Dade County School Board Refunding COPS, Series A,
5.00%, 2/1/31	5,500	6,000
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AMT) (AGM Insured),
4.00%, 10/1/45	2,325	2,170
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	7,500	5,617
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,509
North Miami Community Redevelopment Agency Revenue Bonds,
5.00%, 3/1/39	1,250	1,343
5.00%, 3/1/40	1,000	1,069
5.00%, 3/1/41	1,000	1,060
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(1) (2)	1,000	944
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Florida – 7.4%continued
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	$625	$638
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/32	1,300	1,455
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,146
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	4,000	3,707
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	2,500	2,798
USF Financing Corp. Capital Improvement Revenue Refunding Bonds, Student Housing Project,
5.00%, 7/1/29	2,000	2,131
5.00%, 7/1/34	1,000	1,131
Volusia County Educational Facilities Authority Revenue Bonds, Embry Riddle Aeronautical University,
5.00%, 10/15/35	2,500	2,827
		87,153
Georgia – 2.3%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,264
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT),
5.00%, 7/1/33	1,100	1,215
Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	584
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,252
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	5,000	5,064
FIXED INCOME FUNDS 160 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Georgia – 2.3%continued
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 3/1/30(1) (2)	$5,000	$5,276
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	2,500	2,666
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,501
Private Colleges & Universities Authority Exchangeable Revenue Bonds, Series B, Emory University,
5.00%, 9/1/33	3,000	3,408
		27,230
Hawaii – 0.6%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/43	5,000	5,088
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/26	2,510	2,510
		7,598
Illinois – 8.6%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,374
Chicago Board of Education G.O. Unlimited Bonds, Series A,
5.75%, 12/1/50	2,000	2,036
Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/33	2,640	2,726
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	2,500	2,721
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	2,400	2,468
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Illinois – 8.6%continued
Chicago Park District G.O. Limited Bonds, Series A,
5.00%, 1/1/40	$1,500	$1,643
Chicago Waterworks Revenue Bonds, Series A,
5.00%, 11/1/48	3,500	3,666
Chicago Waterworks Revenue Refunding Bonds, Series B,
11/1/30(3)	2,300	2,479
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	1,220	1,256
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	2,425	1,837
Cook County High School District No. 201J Sterling Morton Township G.O. Limited Bonds (AG Insured),
5.00%, 6/1/42	1,400	1,544
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,127
5.25%, 11/15/35	5,000	5,134
Cook Kane Lake & Mc Henry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	5,140
DuPage County High School District No. 87 Glenbard Township G.O. Unlimited Bonds,
5.00%, 1/1/43	1,500	1,626
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,061
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/27	300	304
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	1,989
NORTHERN FUNDS QUARTERLY REPORT  161 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Illinois – 8.6%continued
Illinois State Finance Authority Revenue Refunding Bonds, Moorings of Arlington Heights,
5.00%, 11/1/36	$1,940	$2,084
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
5.00%, 11/15/34	3,000	3,300
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University System for Health,
5.00%, 11/15/30	3,650	3,887
Illinois State Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/31	4,150	4,576
Illinois State Finance Authority Variable Revenue Bonds, Series A-3, UChicago Medicine,
5.00%, 8/15/35(1) (2)	2,500	2,797
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,750	1,861
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/34	2,700	3,004
Illinois State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/29	3,425	3,528
5.00%, 9/1/35	4,000	4,427
Illinois State G.O. Unlimited Bonds, Series D,
5.00%, 9/1/39	5,000	5,411
Illinois State Sales TRB, Junior Obligation Series B,
5.00%, 6/15/38	3,000	3,306
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/41	2,825	3,087
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,723
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Illinois – 8.6%continued
Lake County Community Consolidated School District No. 34 Antioch G.O. Unlimited Bonds, Series C,
5.00%, 1/1/44	$2,545	$2,726
5.00%, 1/1/45	2,670	2,840
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,032
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,594
Oak Park G.O. Unlimited Refunding Bonds,
5.00%, 11/1/29	1,000	1,070
Peoria G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/36	500	543
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),
5.75%, 6/1/33	2,000	2,219
Southwestern Development Authority Revenue Bonds, Pontiac-William Holliday School District No. 105 (BAM Insured),
6.00%, 12/1/43	750	879
		101,025
Indiana – 2.9%
Bloomington Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 2/1/45	800	850
Hamilton County Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 7/10/41	3,910	4,204
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	5,000	4,972
Indiana Finance Authority Water Utility Revenue Refunding Bonds, Citizens Energy Group Project,
10/1/46(3)	1,915	2,037
FIXED INCOME FUNDS 162 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Indiana – 2.9%continued
Indiana State Finance Authority Health System Variable Revenue Bonds, Series B-1, Indiana University Health,
5.00%, 7/1/28(1) (2)	$3,000	$3,116
Indiana State Finance Authority Thermal Energy System Utility Revenue Refunding Bonds, Citizens Energy Group Project,
5.25%, 10/1/43	1,360	1,502
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Indianapolis Airport Authority Project,
5.25%, 1/1/50	3,000	3,189
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Unlimited Ad Valorem Project (State Aid Intercept Program),
5.00%, 1/15/38	5,250	5,861
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Aid Intercept Program),
5.00%, 7/15/38	1,600	1,795
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/38	2,440	2,664
IPS Multi-School Building Corp. Sustainable Revenue Bonds (State Aid Intercept Program),
5.00%, 7/15/41	1,000	1,087
Lebanon Middle School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/40	1,000	1,094
Whiting Environmental Facilities Variable Revenue Refunding Bonds (AMT), BP Products North America, Inc. Project,
4.00%, 6/10/33(1) (2)	1,800	1,834
		34,205
Iowa – 0.2%
Le Mars Community School District G.O. Unlimited Bonds (AG Insured),
5.00%, 6/1/35	1,890	2,071
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Kansas – 0.3%
Johnson County Unified School District No. 233 G.O. Unlimited Refunding Bonds, Series A (BAM Insured),
5.00%, 9/1/46	$1,400	$1,510
Leavenworth County Unified School District No. 458 G.O. Unlimited Bonds,
5.50%, 9/1/35	670	742
University of Kansas Hospital Authority Health Facilities Revenue Refunding Bonds, The University of Kansas Health System,
5.00%, 3/1/28	875	909
		3,161
Kentucky – 5.3%
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	4,687
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	2,500	2,471
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	3,937
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 8/1/34	750	785
5.00%, 8/1/35	550	575
5.00%, 8/1/36	750	782
Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 130, Series A,
5.00%, 11/1/30	2,425	2,651
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 133,
5.00%, 9/1/38	4,500	5,084
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series B,
5.00%, 12/1/33	2,885	2,969
NORTHERN FUNDS QUARTERLY REPORT  163 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Kentucky – 5.3%continued
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	$6,000	$6,357
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1,
5.25%, 2/1/32(1) (2)	9,000	9,632
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B,
5.00%, 8/1/32(1) (2)	8,130	8,595
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
4.00%, 10/1/36	1,315	1,309
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,421
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	6,000	5,205
Oldham School District Finance Corp. Revenue Refunding Bonds (BAM Insured),
5.00%, 8/1/31	2,170	2,387
Richmond G.O. Unlimited Bonds,
5.00%, 6/1/42	1,550	1,655
Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas & Electric Co.,
1.30%, 9/1/27(1) (2)	1,000	974
		62,476
Louisiana – 1.4%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(1) (2)	2,500	2,392
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured),
5.00%, 8/1/43	795	865
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Louisiana – 1.4%continued
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.25%, 5/15/50	$3,500	$3,682
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	2,925
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	5,500	4,789
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,539
		16,192
Maryland – 1.2%
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	5,000	5,007
3.00%, 10/1/32	2,000	1,992
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series C, Medstar Health Issue,
5.00%, 8/15/29	1,500	1,601
Washington Suburban Sanitary District Consolidated Public Improvement Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,005
		13,605
Massachusetts – 1.9%
Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/40	4,000	4,476
Massachusetts State Consolidated Loan G.O. Unlimited Bonds, Series G,
5.00%, 12/1/40	1,625	1,835
FIXED INCOME FUNDS 164 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Massachusetts – 1.9%continued
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.25%, 7/1/45	$2,000	$2,112
Massachusetts State Development Finance Agency Revenue Bonds, Middlesex Sustainable Energy Partners,
5.00%, 10/1/29	750	790
5.50%, 10/1/45	1,250	1,353
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	512
Massachusetts State Development Finance Agency Variable Revenue Bonds, Brown Health University Obligated Group,
5.00%, 8/15/31(1) (2)	2,000	2,142
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 4/1/50	2,000	2,116
Massachusetts State G.O. Limited Bonds, Series D,
5.00%, 6/1/40	3,000	3,415
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	3,000	3,169
		21,920
Michigan – 3.0%
Comstock Park Public Schools G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 11/1/44	1,170	1,272
5.00%, 11/1/49	2,230	2,338
Great Lakes Water Authority Water Supply System Second Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	1,250	1,433
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,754
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Michigan – 3.0%continued
Lincoln Consolidated School District Refunding G.O. Unlimited Bonds, (Q-SBLF Insured),
5.00%, 5/1/28	$1,750	$1,827
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	745	654
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Health Care,
1.20%, 4/13/28(1) (2)	1,250	1,199
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	2,505	2,498
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Bronson Healthcare Group,
5.00%, 11/15/29	6,000	6,373
Oakland University Revenue Refunding Bonds, Series A,
5.00%, 3/1/42	1,000	1,089
5.00%, 3/1/44	875	943
Portage Public Schools G.O. Unlimited Refunding Bonds (AG Insured),
5.00%, 11/1/38	1,875	2,113
Rockford Public School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 5/1/44	3,805	4,075
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan,
5.00%, 12/1/30	1,760	1,895
West Bloomfield School District G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/42	4,200	4,589
		35,188
Minnesota – 1.0%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/26	2,000	2,015
NORTHERN FUNDS QUARTERLY REPORT  165 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Minnesota – 1.0%continued
Minnesota Municipal Gas Agency Gas Project Revenue Bonds, Series A,
5.00%, 9/1/35	$4,650	$4,852
Rochester Health Care Facilities Revenue Bonds, Series A, Mayo Clinic,
5.00%, 11/15/36	2,250	2,583
5.00%, 11/15/38	2,150	2,442
		11,892
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	683
Missouri – 0.6%
Joplin Schools G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.00%, 3/1/30	1,215	1,233
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Marshall Energy Center Project,
5.00%, 1/1/51	1,000	1,041
Platte County Reorganized School District No. R-3 G.O. Unlimited Bonds, School Building Bonds,
5.25%, 3/1/34	2,710	3,001
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(6)	2,100	2,055
		7,330
Nebraska – 1.8%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	3,767
McCook Revenue BANS,
4.50%, 9/1/27	2,000	2,006
Nebraska State Public Power District Revenue Refunding Bonds, Series A,
5.00%, 1/1/41	2,075	2,319
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Nebraska – 1.8%continued
Nebraska State Public Power District Revenue Refunding Bonds, Series B,
5.00%, 7/1/28	$5,000	$5,180
Omaha G.O. Unlimited Bonds,
5.00%, 4/15/43	1,250	1,373
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/41	6,000	6,555
		21,200
Nevada – 0.7%
Reno-Tahoe Airport Authority Revenue Bonds (AMT), Taho International Airport,
5.00%, 7/1/31	850	910
5.00%, 7/1/32	1,000	1,087
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,782
		7,779
New Hampshire – 0.3%
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/30	1,070	1,144
5.00%, 1/1/32	835	919
5.00%, 1/1/33	1,245	1,385
		3,448
New Jersey – 0.7%
New Jersey State Transportation Trust Fund Authority Program Revenue Bonds, Series AA,
5.00%, 6/15/38	1,600	1,805
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transformation Program Notes,
5.00%, 6/15/33	3,325	3,484
Passaic Valley Sewage Commissioners Revenue Refunding Bonds, Series J (AGM Insured),
3.00%, 12/1/27	2,870	2,887
		8,176
FIXED INCOME FUNDS 166 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
New Mexico – 0.3%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	$1,300	$1,342
New Mexico Finance Authority Subordinate Lien Public Project Revenue Bonds,
5.00%, 6/15/43	1,475	1,637
5.00%, 6/15/44	1,000	1,102
		4,081
New York – 10.3%
Glens Falls G.O. Limited BANS,
4.00%, 2/26/27	5,453	5,490
Metropolitan Transportation Authority Dedicated Tax Fund Sustainable Revenue Refunding Bonds, Series B-2,
5.00%, 11/15/47	7,000	7,429
New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,713
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD, Fiscal 2025,
5.50%, 6/15/39	1,500	1,767
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,133
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,095
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,
5.00%, 5/1/36	1,575	1,628
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,065
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
New York – 10.3%continued
New York City Transitional Finance Authority Subordinate Revenue Bonds, Fiscal 2026,
5.00%, 11/1/39	$1,000	$1,126
5.00%, 11/1/47	1,000	1,071
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/44	2,500	2,668
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	2,100	2,158
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E,
5.00%, 11/1/46	3,815	4,078
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series H, Fiscal 2025,
5.00%, 11/1/43	2,750	3,019
New York City Transitional Finance Authority Subordinate Revenue Refunding Bonds, Fiscal 2026,
5.00%, 11/1/34	1,150	1,313
New York G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/47	5,000	5,157
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,361
New York G.O. Unlimited Bonds, Series E-1,
5.00%, 3/1/37	3,700	3,807
New York G.O. Unlimited Bonds, Series G,
5.00%, 2/1/42	2,000	2,210
New York G.O. Unlimited Bonds, Series H, Unrefunded Balance,
5.00%, 8/1/30	5	5
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/45	5,000	5,084
NORTHERN FUNDS QUARTERLY REPORT  167 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
New York – 10.3%continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	$1,460	$1,469
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	699
5.00%, 10/8/32	575	603
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	3,796
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,088
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	3,000	2,911
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,003
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,752
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	3,150	2,905
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,670
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	500	471
5.00%, 12/1/42	255	265
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
New York – 10.3%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	$350	$373
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	596
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport New Terminal One Project,
5.50%, 6/30/39	2,250	2,465
6.00%, 6/30/50	1,375	1,479
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	5,212
5.00%, 3/15/40	2,500	2,595
Onondaga Civic Development Corp. Revenue Bonds, Syracuse University Project,
5.25%, 12/1/45	1,000	1,111
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,068
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/32	6,695	6,023
2.00%, 10/1/34	1,500	1,288
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/28	2,000	2,091
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,
5.00%, 9/1/38	1,300	1,361
		120,671
FIXED INCOME FUNDS 168 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
North Carolina – 0.8%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(1) (2)	$4,500	$4,267
North Carolina State Grant Anticipation Revenue Refunding GARVEE Bonds,
5.00%, 3/1/40	1,250	1,392
North Carolina State Medical Care Commission Health Care Facilities Revenue Bonds, Advocate Health Nonprofit Credit Group,
5.00%, 8/1/38	3,000	3,434
		9,093
Ohio – 1.9%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,320
Columbus City School District G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 12/1/28	1,775	1,878
Franklin County Convention Facilities Authority Revenue Refunding Bonds,
5.00%, 12/1/34	10,600	12,063
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/39	600	626
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	105
4.00%, 12/1/35	300	301
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,423
Ohio State Hospital Revenue Refunding Bonds, University Hospitals Health,
5.00%, 1/15/34	2,260	2,509
5.00%, 1/15/36	1,500	1,651
		21,876
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Oklahoma – 0.3%
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation,
5.00%, 7/1/45	$1,000	$1,084
Oklahoma State Municipal Power Authority Revenue Refunding Bonds, Series A (AG Insured),
5.00%, 1/1/37	1,250	1,414
Oklahoma State Water Resources Board State Loan Program Revenue Bonds, Series C,
5.00%, 10/1/41	1,020	1,109
		3,607
Oregon – 0.4%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,631
Lane County Eugene School District No. 4J G.O. Unlimited Bonds, (School Board Guaranty Program),
4.00%, 6/15/35	475	483
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,091
		4,205
Pennsylvania – 2.0%
Cumberland County Municipal Authority Revenue Refunding Bonds, Series A, Messiah Village Project,
5.25%, 6/1/44	1,500	1,581
Lehigh County General Purpose Hospital Revenue Refunding Bonds, Lehigh Valley Health Network,
5.00%, 7/1/29	2,400	2,537
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,099
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Drexel University,
5.00%, 5/1/28	2,800	2,898
5.00%, 5/1/31	2,300	2,456
NORTHERN FUNDS QUARTERLY REPORT  169 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Pennsylvania – 2.0%continued
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	$2,420	$2,132
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	1,994
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	5,000	5,211
		23,908
Rhode Island – 0.5%
Rhode Island Infrastructure Bank State Revolving Fund Revenue Refunding Bonds, Series B, Master Trust,
5.00%, 10/1/29	4,000	4,312
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	1,535	1,550
		5,862
South Carolina – 0.9%
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	10,000	10,758
South Dakota – 0.2%
South Dakota State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Sanford Series C-2,
5.00%, 11/1/32(1) (2)	2,355	2,566
Tennessee – 1.4%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,001
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, The Vanderbilt University Medical Center,
5.00%, 7/1/29	1,045	1,106
5.00%, 7/1/42	1,750	1,911
5.00%, 10/1/49	1,000	1,062
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Tennessee – 1.4%continued
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT),
5.00%, 7/1/29	$1,250	$1,322
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	10,000	10,126
		16,528
Texas – 7.5%
Austin Certificates of Obligation G.O. Limited Bonds,
5.00%, 9/1/39	4,000	4,484
Austin Texas Electric Utility System Revenue Refunding Bonds,
5.00%, 11/15/38	3,000	3,364
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	767
Dallas & Fort Worth International Airport Revenue Bonds, Series A-1 (AMT),
5.25%, 11/1/39	2,000	2,208
Dallas County Community College District G.O. Limited Bonds,
5.00%, 2/15/36	25	25
El Paso Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/39	2,630	2,642
Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(6)	1,000	574
Fort Worth Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/35	1,500	1,730
5.00%, 2/15/36	1,500	1,741
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Variable Revenue Bonds, Baylor College of Medicine,
5.00%, 5/15/32(1) (2)	2,000	2,161
FIXED INCOME FUNDS 170 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Texas – 7.5%continued
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Series A, Houston Methodist,
5.00%, 12/1/29	$5,000	$5,352
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines Inc., Terminal,
5.25%, 7/15/32	5,000	5,344
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/28	2,500	2,523
New Braunfels Utility Revenue Refunding Bonds,
5.00%, 7/1/47	1,750	1,875
New Hope Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Children's Health System of Texas,
5.25%, 8/15/45	1,250	1,364
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/39	5,000	5,114
Port Houston Authority G.O. Unlimited Refunding Bonds, Series A (AMT),
5.00%, 10/1/29	4,000	4,188
San Antonio Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/1/30	2,820	2,890
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds, Series A,
2.90%, 12/1/27(1) (2)	2,750	2,733
San Antonio Electric & Gas Revenue Refunding Bonds, Series A,
5.00%, 2/1/39	3,000	3,377
5.00%, 2/1/40	2,600	2,907
5.00%, 2/1/41	2,400	2,667
San Antonio Water System Junior Lien Revenue Refunding Bonds, Series C,
5.00%, 5/15/35	3,500	3,524
Sherman Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/48	4,000	4,168
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Texas – 7.5%continued
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/31	$1,000	$1,104
Tarrant County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Ascension Senior Credit,
5.00%, 11/15/35(1) (2)	2,000	2,256
Tarrant County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Texas Health Resources System,
5.00%, 11/15/29(1) (2)	3,905	4,160
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,656
Texas State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/36	1,500	1,722
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	874
Texas State Transportation Commission G.O. Unlimited Refunding Bonds,
5.00%, 4/1/29	6,000	6,398
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
3.25%, 8/15/41(2)	1,750	1,750
		87,642
Utah – 1.0%
Downtown Revitalization Public Infrastructure District First Lien Sales Revenue Bonds, Seg Redevelopment Project (AG Insured),
5.00%, 6/1/35	1,600	1,824
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,250	1,353
5.00%, 7/1/36	5,000	5,332
5.00%, 7/1/42	2,000	2,020
NORTHERN FUNDS QUARTERLY REPORT  171 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Utah – 1.0%continued
Summit County Resort Communities Sales TRB,
5.00%, 12/15/39	$1,315	$1,474
		12,003
Virginia – 1.1%
Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,780
Lynchburg EDA Hospital Revenue Bonds, Centra Health Obligated Group,
5.00%, 1/1/36	2,000	2,242
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2)	4,425	4,726
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	780
Virginia State HDA Revenue Bonds, Series K (GNMA, FNMA, FHLMC Insured),
1.95%, 12/1/32	1,440	1,277
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,497
		12,302
Washington – 2.7%
Grant County G.O. Limited Bonds (BAM Insured),
5.25%, 12/1/45	1,280	1,405
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	7,000	7,070
Pierce County School District No. 403 Bethel G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/36	1,750	1,844
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/36	2,500	2,505
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Washington – 2.7%continued
Washington State G.O. Unlimited Refunding Bonds, Series R-2017A,
5.00%, 8/1/29	$2,895	$2,900
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,096
Washington State Health Care Facilities Authority Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/35	6,000	6,728
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, Horizon House Project,
4.38%, 1/1/33	1,750	1,758
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series D,
5.00%, 2/1/31	1,930	2,005
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.50%, 12/1/41	700	768
5.50%, 12/1/42	1,000	1,094
		32,173
West Virginia – 0.4%
Ohio County Commission Special District Excise Tax Revenue Refunding Bonds, Fort Henry Opportunity Development (AG Insured),
5.00%, 6/1/40	500	545
West Virginia State Hospital Finance Authority Variable Revenue Bonds, United Health System Obligated Group,
5.00%, 6/1/33(1) (2)	3,640	3,956
		4,501
Wisconsin – 3.7%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	3,425	3,787
PFA Educational Facilities Revenue Refunding Bonds, Lindenwood Education System,
5.00%, 6/1/37	455	476
5.00%, 6/1/38	475	493
FIXED INCOME FUNDS 172 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Wisconsin – 3.7%continued
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	$2,000	$1,743
PFA Revenue Bonds, Maniilaq Association Employee,
5.25%, 12/1/42	1,810	1,914
5.25%, 12/1/44	1,730	1,808
PFA Revenue Bonds, PAFAF-Mid States Leasing Project,
5.00%, 12/31/35	5,350	5,898
PFA Student Housing Revenue Bonds, PRG-Oxford Properties LLC Project (BAM Insured),
5.00%, 7/1/45	1,000	1,044
Union Grove Union High School District G.O. Unlimited Refunding Promissory Notes,
4.00%, 3/1/41	1,565	1,584
Wisconsin Center District Appropriation Revenue Refunding Bonds,
5.00%, 12/15/28	3,495	3,693
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2025-2,
5.00%, 5/1/38	2,000	2,269
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,006
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Hospital Sisters Credit Group,
5.00%, 8/15/30	1,500	1,618
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	673
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,009
4.00%, 4/1/39	4,250	4,264
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%continued
Wisconsin – 3.7%continued
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Mercy Health Corp.,
5.00%, 12/1/33(1) (2)	$5,000	$5,473
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	148
		43,900
Wyoming – 0.0%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	200	202
Total Municipal Bonds
(Cost $1,168,964)		1,151,338

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(7) (8)	3,155,602	$3,156
Total Investment Companies
(Cost $3,156)		3,156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.7%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	$2,500	$2,523
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(1) (2)	3,145	3,081
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	1,000	1,003
NORTHERN FUNDS QUARTERLY REPORT  173 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.7%continued
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(1) (2)	$1,000	$1,000
Total Short-Term Investments
(Cost $7,629)		7,607

Total Investments – 99.7%
(Cost $1,186,599)		1,168,642
Other Assets less Liabilities – 0.3%		4,056
NET ASSETS – 100.0%		$1,172,698

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2026 is disclosed.

(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(4)	Step coupon bond. Rate as of June 30, 2026 is disclosed.
(5)	Maturity date represents the prerefunded date.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2026 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CWA - Clean Water Act

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$6,541	$—	$6,541
Municipal Bonds(1)	—	1,151,338	—	1,151,338
Investment Companies	3,156	—	—	3,156
Short-Term Investments	—	7,607	—	7,607
Total Investments	$3,156	$1,165,486	$—	$1,168,642

(1)	Classifications as defined in the Schedule of Investments.
FIXED INCOME FUNDS 174 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,373	$86,917	$90,134	$3,156	3,155,602	$84
NORTHERN FUNDS QUARTERLY REPORT  175 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.3%
Alabama – 6.4%
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1,
5.25%, 6/1/29(1) (2)	$3,000	$3,153
Black Belt Energy Gas District Gas Project Revenue Bonds, Series E,
5.00%, 6/1/28(1) (2)	8,000	8,273
5.00%, 7/1/28	285	294
Black Belt Energy Gas District Gas Project Revenue Bonds, Series F,
5.00%, 12/1/28	500	518
Black Belt Energy Gas District Gas Project Revenue Refunding Bonds, Series H-2-1,
5.00%, 12/1/31	1,500	1,573
Energy Southeast, A Cooperative District Energy Supply Revenue Bonds, Series B,
5.25%, 6/1/32(1) (2)	2,500	2,692
Southeast Energy Authority Cooperative District Commodity Supply Revenue Bonds, Series B, Project No. 6,
5.00%, 6/1/30	500	527
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	1,500	1,598
Southeast Energy Authority Cooperative Revenue Bonds, Series E,
5.00%, 10/1/30	1,000	1,068
		19,696
Alaska – 0.9%
Alaska State Railroad Corp. Cruise Port Revenue Bonds (AMT) (AG Insured),
5.50%, 10/1/32	200	224
5.50%, 10/1/33	460	522
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/31	1,900	2,076
		2,822
Arizona – 3.9%
Arizona IDA Hospital Revenue Refunding Bonds, Phoenix Children's Hospital,
5.00%, 2/1/32	600	664
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Arizona – 3.9%continued
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	$2,575	$2,605
Chandler IDA IDR Variable Revenue Bonds (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	1,000	1,012
4.00%, 6/1/29(1) (2)	700	711
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools - Clemmons Campus Project,
4.00%, 7/1/34	750	739
Maricopa County IDA Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(1) (2)	2,400	2,483
Phoenix Civic Improvement Corp. Senior Lien Airport Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	1,095	1,189
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/33	2,700	2,791
		12,194
California – 5.0%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,130
4.00%, 8/1/31(1) (2)	3,150	3,198
California Community Choice Financing Authority Clean Energy Project Sustainable Revenue Bonds,
5.00%, 8/1/31	500	536
California Community Choice Financing Authority Clean Energy Project Variable Revenue Bonds, Green Bonds,
5.00%, 10/1/26	630	632
5.00%, 10/1/27	675	686
5.00%, 10/1/28	475	489
5.00%, 10/1/29	650	674
FIXED INCOME FUNDS 176 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
California – 5.0%continued
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	$1,000	$1,113
California State Infrastructure & Economic Development Bank Revenue Bonds, California Science Center Phase III Project,
5.00%, 11/1/31	500	552
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	805
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds (AMT),
5.00%, 5/15/33	1,670	1,863
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 5/15/32	615	669
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/29	1,000	1,060
San Francisco City & County Airports Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/30	2,000	2,153
		15,560
Colorado – 3.9%
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	3,825	4,009
Colorado State Health Facilities Authority Variable Revenue Bonds, AdventHealth Obligated Group,
5.00%, 11/15/28(1) (2)	1,220	1,276
5.00%, 11/15/29(1) (2)	3,660	3,908
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Colorado – 3.9%continued
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, AdventHealth Obligated Group, Prerefunded,
5.00%, 11/19/26(2) (3)	$95	$96
Denver City & Country Airport Revenue Refunding Bonds, Series D (AMT),
5.25%, 11/15/27	1,750	1,810
E-470 Public Highway Authority Variable Revenue Bonds, Series B,
9/1/28(1) (4)	1,000	999
		12,098
Delaware – 0.2%
Delaware State Health Facilities Authority Revenue Bonds, Christiana Care Health System,
5.00%, 10/1/28	480	505
District of Columbia – 1.4%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/32	3,150	3,377
5.00%, 10/1/34	1,000	1,114
		4,491
Florida – 6.2%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/32	1,315	1,387
Broward County Port Facilities Revenue Bonds (AMT),
5.00%, 9/1/33	1,265	1,382
Capital Trust Authority Health Care Facilities Revenue Refunding Bonds, Series A, UF Health Projects,
5.00%, 12/1/32	1,000	1,103
Collier County IDA Revenue Bonds, NCH Healthcare System Projects,
5.00%, 10/1/31(1) (2)	2,000	2,139
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/26	1,750	1,750
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/32	700	772
NORTHERN FUNDS QUARTERLY REPORT  177 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Florida – 6.2%continued
Lee County Airport Variable Revenue Bonds, Series A-2 (AMT),
5.00%, 10/1/31(1) (2)	$1,000	$1,073
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,000	3,078
Miami-Dade County School Board Refunding COPS, Series A,
5.00%, 2/1/31	1,500	1,636
Pasco Country School District Sales TRB,
5.00%, 10/1/32	2,500	2,803
Saint Johns County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/31	1,270	1,404
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/32	535	604
		19,131
Georgia – 2.4%
Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/33	825	937
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	1,535	1,555
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C,
5.00%, 12/1/31(1) (2)	2,715	2,874
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,000	1,066
Private Colleges & Universities Authority Exchangeable Revenue Bonds, Series B, Emory University,
5.00%, 9/1/33	975	1,108
		7,540
Hawaii – 0.2%
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	725
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Illinois – 7.3%
Chicago G.O. Unlimited Bonds, Series B,
5.00%, 1/1/33	$1,000	$1,046
Chicago Midway Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/30	2,000	2,123
5.00%, 1/1/30	1,755	1,863
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/27	2,000	2,021
Chicago Waterworks Revenue Refunding Bonds, Series B,
11/1/30(4)	1,500	1,616
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	3,640	3,748
Cook County High School District No. 201J Sterling Morton Township G.O. Limited Bonds (AG Insured),
5.00%, 6/1/28	300	313
5.00%, 6/1/29	225	239
Illinois State Finance Authority Revenue Refunding Bonds, Moorings of Arlington Heights,
4.10%, 5/1/31	1,600	1,601
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University System for Health,
5.00%, 11/15/30	2,500	2,662
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,000	1,063
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/27	1,500	1,528
Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/27	2,100	2,127
FIXED INCOME FUNDS 178 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Illinois – 7.3%continued
Monroe & Saint Clair Counties Community Unit School District No. 5 G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 4/15/28	$710	$737
		22,687
Indiana – 3.7%
Greater Clark County School Building Corp. Revenue Refunding Bonds, Series A (State Intercept Program),
5.00%, 7/15/32	1,100	1,223
Indiana Finance Authority Water Utility Revenue Refunding Bonds, Citizens Energy Group Project,
10/1/30(4)	1,500	1,642
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series B,
5.00%, 2/1/32	1,040	1,147
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Unlimited Ad Valorem Project (State Aid Intercept Program),
5.00%, 1/15/30	2,000	2,152
MSD of Washington Township School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 7/15/35	1,090	1,148
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 7/15/27	1,075	1,102
MSD of Washington Township School Building Corp. Revenue Bonds, 2020 Refferendum Projects (State Intercept Program),
5.00%, 7/15/27	2,195	2,249
Whiting Environmental Facilities Variable Revenue Refunding Bonds (AMT), BP Products North America, Inc. Project,
4.00%, 6/10/33(1) (2)	750	764
		11,427
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Iowa – 2.2%
Guthrie County Hospital Revenue BANS, Guthrie County Hospital Project,
4.50%, 2/1/29	$500	$501
Iowa State Finance Authority Variable Revenue Refunding Bonds, Lifespace Community,
3.95%, 5/15/31(1) (2)	950	950
Le Mars Community School District G.O. Unlimited Bonds (AG Insured),
5.00%, 6/1/33	1,000	1,104
Polk County G.O. Unlimited Capital Loan Notes, Series A (AMT),
5.00%, 6/1/31	2,280	2,474
Waterloo G.O. Unlimited Bonds, Series D,
4.50%, 6/1/27	1,700	1,702
		6,731
Kansas – 0.4%
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,185
Kentucky – 1.9%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 133,
5.00%, 9/1/29	3,000	3,220
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	2,570	2,723
		5,943
Louisiana – 1.1%
Jefferson Parish Consolidated Waterworks District No. 2 Revenue Refunding Bonds, (BAM Insured),
4.00%, 2/1/29	1,800	1,853
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/26	1,500	1,504
		3,357
NORTHERN FUNDS QUARTERLY REPORT  179 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Maine – 0.9%
Maine State Governmental Facilities Authority Revenue Bonds, Series A,
4.00%, 10/1/33	$2,640	$2,689
Maryland – 1.0%
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	2,925	2,975
Massachusetts – 1.5%
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.00%, 7/1/29	1,000	1,049
Massachusetts State Development Finance Agency Variable Revenue Bonds, Brown Health University Obligated Group,
5.00%, 8/15/31(1) (2)	1,000	1,071
Massachusetts State G.O. Limited Bonds, Series C,
5.00%, 5/1/30	595	648
Massachusetts State G.O. Limited Refunding Bonds, Series B, Escrowed to Maturity,
5.00%, 7/1/26	1,040	1,040
University of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,
5.00%, 11/1/29	840	842
		4,650
Michigan – 3.0%
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System,
5.00%, 11/15/29	3,840	3,869
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.38%, 10/1/26	465	465
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Bronson Healthcare Group,
5.00%, 5/15/29	430	455
5.00%, 11/15/29	1,500	1,593
Warren Consolidated School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/28	900	939
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Michigan – 3.0%continued
5.00%, 5/1/29	$750	$796
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan,
5.00%, 12/1/30	1,000	1,077
		9,194
Minnesota – 0.7%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	2,000	2,027
Missouri – 0.7%
Saint Joseph School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/31	2,000	2,115
Montana – 0.5%
Montana State Facility Finance Authority Variable Revenue Bonds, Benefis Health System Obligated Group,
5.00%, 2/15/30(1) (2)	1,390	1,479
Nebraska – 1.3%
McCook Revenue BANS,
4.50%, 9/1/27	1,000	1,003
Nebraska State Public Power District Revenue Refunding Bonds, Series B,
5.00%, 7/1/28	1,500	1,554
Omaha Airport Authority Airport Facilities Revenue Bonds (AMT) (AGC Insured),
5.00%, 12/15/31	1,275	1,395
		3,952
Nevada – 1.0%
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
4.00%, 6/15/32	3,000	3,076
New Hampshire – 0.4%
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/34	1,000	1,121
FIXED INCOME FUNDS 180 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
New Jersey – 1.4%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	$1,200	$1,197
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	3,000	3,013
		4,210
New York – 4.8%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/32	1,500	1,683
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries F-1,
5.00%, 5/1/31	1,000	1,019
New York City Transitional Finance Authority Subordinate Revenue Refunding Bonds, Fiscal 2026,
5.00%, 11/1/34	750	856
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	606
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	1,845
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Pace University,
5.25%, 5/1/31	400	433
5.25%, 5/1/32	600	656
New York State Energy Research & Development Authority Pollution Control Variable Revenue Refunding Bonds (AMT), Electric and Gas Corp. Project,
7/1/31(1) (4)	1,500	1,506
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,866
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
New York – 4.8%continued
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/32	$1,500	$1,545
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 249 (AMT),
5.00%, 10/15/26	2,850	2,867
		14,882
North Carolina – 0.5%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/30	225	246
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds,
5.00%, 1/1/30	1,150	1,233
		1,479
North Dakota – 0.4%
Fargo Annual Appropriation Revenue Bonds, Series G,
5.00%, 12/1/32	1,010	1,126
Ohio – 1.9%
American Municipal Power-Ohio, Inc. Revenue Refunding Bonds, Combined Hydroelectric Projects,
5.00%, 2/15/30	500	538
Columbus Regional Airport Authority Revenue Refunding Bonds, John Glenn Columbus International (AMT),
5.00%, 1/1/33	1,000	1,094
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/33	870	919
Ohio State G.O. Unlimited Refunding Bonds, Series A, Conservation Project,
5.00%, 3/1/32	1,500	1,679
Ohio State Revenue Refunding Bonds, Major New State Infrastructure Project,
5.00%, 12/15/30	1,500	1,649
		5,879
NORTHERN FUNDS QUARTERLY REPORT  181 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Oklahoma – 1.8%
Rogers County Educational Facilities Authority Lease Revenue Bonds, Oologah-Talala Public Schools Project,
5.00%, 9/1/31	$585	$622
Tulsa G.O. Unlimited Bonds, Series C,
3.00%, 10/1/28	4,865	4,877
		5,499
Oregon – 0.8%
Washington County School District No. 48J Beaverton G.O. Unlimited Convertible CABS (School Board Guaranty Program),
5.00%, 6/15/35	2,500	2,549
Pennsylvania – 5.3%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,175
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured),
5.50%, 8/1/28	2,505	2,640
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Drexel University,
5.00%, 5/1/31	1,000	1,068
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/26	275	278
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Subseries B-2,
5.00%, 6/1/32	1,875	1,912
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, First Series of 2025,
5.00%, 6/1/30	2,500	2,710
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, Series 2017-3,
5.00%, 12/1/30	860	887
Philadelphia G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	3,535	3,540
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Pennsylvania – 5.3%continued
Philadelphia Redevelopment Authority Revenue Refunding Bonds, Series A,
5.00%, 4/15/31	$1,000	$1,093
		16,303
South Carolina – 1.2%
Scago Educational Facilities Corp. For Pickens School District Revenue Refunding Bonds,
5.00%, 12/1/31	1,500	1,666
South Carolina State Jobs EDA Hospital Facilities Variable Revenue Refunding Bonds, Bon Secours Mercy Health, Inc.,
5.00%, 11/1/32(1) (2)	1,000	1,103
South Carolina State Jobs-EDA Educational Facilities Revenue Refunding Bonds,
5.00%, 10/1/26	1,000	1,005
		3,774
Tennessee – 0.8%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, The Vanderbilt University Medical Center,
5.00%, 7/1/29	1,000	1,059
Metropolitan Nashville Airport Authority Revenue Refunding Bonds, Series D (AMT),
5.00%, 7/1/27	400	408
5.00%, 7/1/28	400	417
5.00%, 7/1/29	555	587
		2,471
Texas – 13.6%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	1,000	1,009
Bexar County Certificates of Obligation G.O. Limited Bonds,
5.00%, 6/15/31	1,250	1,380
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/32	3,395	3,616
FIXED INCOME FUNDS 182 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Texas – 13.6%continued
Grand Prairie Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/33	$5,420	$5,423
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	1,105	1,108
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Variable Revenue Bonds, Baylor College of Medicine,
5.00%, 5/15/32(1) (2)	1,000	1,080
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Series A, Houston Methodist,
5.00%, 12/1/29	1,500	1,606
Harris County Toll Road First Lien Revenue Refunding Bonds, Series A,
5.00%, 8/15/31	1,635	1,806
Hays County G.O. Limited Refunding Bonds,
5.00%, 2/15/29	655	694
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines Inc., Terminal,
5.25%, 7/15/32	1,500	1,603
Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/31	2,200	2,410
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/32	1,575	1,706
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	811
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/31	595	652
Port Houston Authority G.O. Unlimited Refunding Bonds, Series A (AMT),
5.00%, 10/1/29	1,000	1,047
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
2.00%, 12/1/27(1) (2)	3,150	3,091
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Texas – 13.6%continued
San Antonio Electric & Gas Revenue Refunding Bonds, Series B,
5.00%, 2/1/30	$3,000	$3,243
Tarrant County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Texas Health Resources System,
5.00%, 11/15/29(1) (2)	1,000	1,065
Tarrant Regional Water District Transmission Facility Contract Revenue Bonds, Series A, City of Dallas Project,
4.00%, 9/1/31	1,370	1,422
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	2,135	2,138
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,412
Texas State Transportation Commission G.O. Unlimited Refunding Bonds,
5.00%, 4/1/29	1,500	1,600
Trinity River Authority Regional Wastewater System Revenue Refunding Bonds,
5.00%, 8/1/32	1,000	1,022
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/32	1,000	1,077
		42,021
Utah – 1.8%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,092
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,500	1,624
		5,716
NORTHERN FUNDS QUARTERLY REPORT  183 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Washington – 2.6%
Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	$1,000	$1,001
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	650
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	2,000	2,000
Washington State Health Care Facilities Authority Revenue Bonds, Providence Saint Joseph Health,
5.00%, 10/1/30	1,525	1,643
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 9/1/30	1,750	1,879
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.00%, 12/1/27	450	461
5.00%, 12/1/28	450	468
		8,102
West Virginia – 0.6%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds (AMT), Kentucky Power Company - Mitchell Project,
3.75%, 6/13/30(1) (2)	1,750	1,755
Wisconsin – 1.7%
PFA Educational Facilities Revenue Refunding Bonds, Lindenwood Education System,
5.00%, 6/1/29	225	233
5.00%, 6/1/30	800	834
PFA Revenue Bonds, Maniilaq Association Employee,
5.00%, 12/1/29	375	392
5.00%, 12/1/30	425	448
Waushara County G.O. Unlimited Bonds, Series B,
5.50%, 6/1/31	450	502
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Wisconsin – 1.7%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Hospital Sisters Credit Group,
5.00%, 8/15/30	$1,000	$1,078
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Mercy Health Corp.,
5.00%, 12/1/33(1) (2)	1,500	1,642
		5,129
Total Municipal Bonds
(Cost $299,994)		300,265

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(5) (6)	2,163,144	$2,163
Total Investment Companies
(Cost $2,163)		2,163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.5%
Black Belt Energy Gas District Gas Project Revenue Bonds, Project No. 7-S,
4.00%, 12/1/26(1) (2)	$2,500	$2,507
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	440	444
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, AdventHealth Obligated Group, Unrefunded Balance,
5.00%, 11/19/26(1) (2)	905	913
Fayette County Board of Education G.O. Unlimited TRANS (State Intercept Program),
4.00%, 6/15/27	700	707
FIXED INCOME FUNDS 184 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.5%continued
New York State Housing Finance Agency Affordable Housing Sustainability Variable Revenue Bonds, Series B (SonyMA Insured, HUD Sector 8 Program),
3.60%, 5/1/27(1) (2)	$1,500	$1,501
New York State Housing Finance Agency Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA, FHA Insured),
3.85%, 5/1/27(1) (2)	1,225	1,226
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2)	3,500	3,464
Total Short-Term Investments
(Cost $10,815)		10,762

Total Investments – 101.5%
(Cost $312,972)		313,190
Liabilities less Other Assets – (1.5%)		(4,728)
NET ASSETS – 100.0%		$308,462

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2026 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2026 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SonyMA - State of New York Mortgage Agency

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$300,265	$—	$300,265
Investment Companies	2,163	—	—	2,163
Short-Term Investments	—	10,762	—	10,762
Total Investments	$2,163	$311,027	$—	$313,190

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  185 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued	June 30, 2026 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,844	$28,365	$29,046	$2,163	2,163,144	$30
FIXED INCOME FUNDS 186 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND	June 30, 2026 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 2.8% (1)
Fannie Mae – 0.4%
Pool #555649,
7.50%, 10/1/32	$3	$4
Pool #BH9277,
3.50%, 2/1/48	95	87
		91
Freddie Mac – 0.6%
Pool #RA8880,
5.50%, 4/1/53	69	70
Pool #SD2665,
6.00%, 4/1/53	63	65
Pool #ZS7735,
2.00%, 1/1/32	1	1
		136
Freddie Mac Gold – 0.3%
Pool #D99701,
3.00%, 11/1/32	86	82
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	66	61
Sovereign Agencies – 1.3%
Resolution Funding Corp. Interest Strip,
3.89%, 10/15/28(2)	357	325
Total U.S. Government Agencies
(Cost $713)		695

U.S. GOVERNMENT OBLIGATIONS – 96.3%
U.S. Treasury Inflation Indexed Notes – 0.8%
0.13%, 4/15/27	166	192
U.S. Treasury Notes – 95.5%
4.38%, 7/15/27	250	251
3.88%, 7/31/27	875	872
3.63%, 8/31/27	225	224
3.38%, 9/15/27	100	99
3.50%, 9/30/27	100	99
3.50%, 10/31/27	100	99
3.38%, 11/30/27	50	49
3.88%, 11/30/27	904	900
3.38%, 12/31/27	770	761
3.50%, 1/31/28	770	762
3.38%, 2/29/28	30	30
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.3%continued
U.S. Treasury Notes – 95.5%continued
4.00%, 2/29/28	$525	$524
3.88%, 3/15/28	500	498
3.63%, 3/31/28	750	743
3.75%, 4/15/28	335	333
3.75%, 4/30/28	200	199
3.75%, 5/15/28	125	124
3.63%, 5/31/28	525	520
3.88%, 6/15/28	325	323
3.88%, 7/15/28	350	348
3.63%, 8/15/28	440	435
4.38%, 8/31/28	400	402
3.38%, 9/15/28	590	580
3.50%, 10/15/28	435	429
3.50%, 11/15/28	925	911
4.38%, 11/30/28	350	352
3.50%, 12/15/28	400	394
3.75%, 12/31/28	250	247
3.50%, 1/15/29	220	216
4.00%, 1/31/29	250	249
3.50%, 2/15/29	125	123
4.25%, 2/28/29	200	200
3.50%, 3/15/29	250	246
4.13%, 3/31/29	300	300
3.88%, 4/15/29	300	298
2.88%, 4/30/29	150	145
4.63%, 4/30/29	220	223
3.88%, 5/15/29	100	99
4.50%, 5/31/29	150	151
4.13%, 6/15/29	150	150
4.25%, 6/30/29	300	301
4.00%, 7/31/29	450	448
3.63%, 8/31/29	475	467
3.50%, 9/30/29	275	269
4.13%, 10/31/29	300	299
4.13%, 11/30/29	650	649
4.38%, 12/31/29	250	252
4.25%, 1/31/30	225	225
4.00%, 2/28/30	650	646
4.00%, 3/31/30	200	199
3.88%, 4/30/30	275	272
4.00%, 5/31/30	450	447
3.88%, 6/30/30	250	247
3.88%, 7/31/30	435	430
NORTHERN FUNDS QUARTERLY REPORT  187 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND continued	June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.3%continued
U.S. Treasury Notes – 95.5%continued
3.63%, 8/31/30	$575	$563
3.63%, 9/30/30	370	362
3.63%, 10/31/30	300	293
3.50%, 11/30/30	445	432
3.63%, 12/31/30	545	532
3.75%, 1/31/31	360	353
3.50%, 2/28/31	335	325
3.88%, 3/31/31	340	335
3.88%, 4/30/31	365	360
4.13%, 5/31/31	570	568
4.13%, 6/30/31	310	309
		23,491
Total U.S. Government Obligations
(Cost $23,887)		23,683

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(3) (4)	53,719	$54
Total Investment Companies
(Cost $54)		54

Total Investments – 99.3%
(Cost $24,654)		24,432
Other Assets less Liabilities – 0.7%		176
NET ASSETS – 100.0%		$24,608

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2026 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$695	$—	$695
U.S. Government Obligations(1)	—	23,683	—	23,683
Investment Companies	54	—	—	54
Total Investments	$54	$24,378	$—	$24,432

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$57	$725	$728	$54	53,719	$1
FIXED INCOME FUNDS 188 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	June 30, 2026 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.1%
Home Construction – 0.1%
Meritage Homes Corp.,
1.75%, 5/15/28	$79	$81
Real Estate Investment Trusts – 0.0%
Digital Realty Trust L.P.,
1.88%, 11/15/29(1)	16	17
Semiconductors – 0.0%
ON Semiconductor Corp.,
0.50%, 3/1/29	48	58
0.00%, 5/1/31(1) (2)	10	10
		68
Total Convertible Bonds
(Cost $154)		166

CORPORATE BONDS – 81.1%
Advertising & Marketing – 0.5%
CMG Media Corp.,
8.88%, 6/18/29(1)	7	5
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29(1)	183	187
10.38%, 5/15/31(1)	18	19
9.50%, 2/15/33(1)	107	108
Outfront Media Capital LLC/Outfront Media Capital Corp.,
4.25%, 1/15/29(1)	40	39
4.63%, 3/15/30(1)	64	62
6.00%, 6/15/34(1)	227	226
		646
Aerospace & Defense – 2.3%
AAR Escrow Issuer LLC,
6.75%, 3/15/29(1)	27	28
ATI, Inc.,
5.88%, 12/1/27	18	18
4.88%, 10/1/29	37	37
7.25%, 8/15/30	25	26
5.13%, 10/1/31	101	100
5.88%, 6/15/33	38	39
Axon Enterprise, Inc.,
6.13%, 3/15/30(1)	75	76
6.25%, 3/15/33(1)	100	102
Boeing (The) Co.,
6.53%, 5/1/34	25	27
6.86%, 5/1/54	50	56
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Aerospace & Defense – 2.3%continued
Goat Holdco LLC,
6.75%, 2/1/32(1)	$232	$238
Howmet Aerospace, Inc.,
5.95%, 2/1/37	25	26
Moog, Inc.,
5.50%, 10/15/34(1)	45	44
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	50	50
TransDigm, Inc.,
6.75%, 8/15/28(1)	75	76
6.38%, 3/1/29(1)	25	25
4.88%, 5/1/29	25	25
6.88%, 12/15/30(1)	25	26
7.13%, 12/1/31(1)	50	52
6.63%, 3/1/32(1)	151	155
6.00%, 1/15/33(1)	252	254
6.38%, 5/31/33(1)	878	886
6.25%, 1/31/34(1)	45	46
6.75%, 1/31/34(1)	595	610
6.13%, 7/31/34(1)	333	333
		3,355
Apparel & Textile Products – 0.5%
Beach Acquisition Bidco LLC,
10.00%, 7/15/33(1)	467	531
Crocs, Inc.,
4.25%, 3/15/29(1)	25	24
4.13%, 8/15/31(1)	72	67
Levi Strauss & Co.,
3.50%, 3/1/31(1)	47	44
		666
Asset Management – 1.2%
Apollo Debt Solutions BDC,
5.88%, 8/30/30	16	16
6.55%, 3/15/32	4	4
Apollo Global Management, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 6.00%, 12/15/54(3)	69	67
Bain Capital Specialty Finance, Inc.,
5.95%, 3/15/30	15	14
Blackstone Secured Lending Fund,
5.90%, 5/21/31	25	25
NORTHERN FUNDS QUARTERLY REPORT  189 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Asset Management – 1.2%continued
Blue Owl Capital Corp.,
6.20%, 7/15/30	$22	$22
6.30%, 8/15/31	13	13
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29(1)	73	70
5.00%, 1/15/32(1) †	26	23
First Eagle Holdings, Inc.,
7.25%, 8/15/32(1)	14	14
Focus Financial Partners LLC,
6.75%, 9/15/31(1)	567	570
FS KKR Capital Corp.,
2.63%, 1/15/27	10	10
7.50%, 8/1/31	25	25
HA Sustainable Infrastructure Capital, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.48%), 7.13%, 11/15/56(3)	25	25
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	263	260
9.75%, 1/15/29	63	62
4.38%, 2/1/29	50	43
10.00%, 11/15/29(1)	124	122
9.00%, 6/15/30	50	47
Osaic Holdings, Inc.,
6.75%, 8/1/32(1)	80	80
8.00%, 8/1/33(1)	204	205
		1,717
Automotive – 1.6%
Adient Global Holdings Ltd.,
7.50%, 2/15/33(1)	25	26
American Axle & Manufacturing, Inc.,
5.00%, 10/1/29†	75	73
6.38%, 10/15/32(1)	50	50
7.75%, 10/15/33(1)	51	50
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28(1)	58	59
6.75%, 2/15/30(1)	75	77
6.75%, 9/15/32(1)	291	297
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Automotive – 1.6%continued
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l.,
6.13%, 4/15/31(1)	$58	$58
Dana, Inc.,
4.25%, 9/1/30	9	9
4.50%, 2/15/32	14	14
Dexko Global, Inc.,
7.50%, 4/15/32(1) †	1,004	829
Dorman Products, Inc.,
6.25%, 6/15/34(1)	6	6
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l.,
7.75%, 5/31/32(1)	65	68
Goodyear Tire & Rubber (The) Co.,
5.00%, 7/15/29	75	72
6.63%, 7/15/30	3	3
5.25%, 7/15/31(1)	50	44
8.88%, 7/15/32	70	71
5.63%, 4/30/33†	25	22
Nissan Motor Acceptance Co. LLC,
5.63%, 9/29/28(1)	25	25
6.13%, 9/30/30(1)	164	161
Phinia, Inc.,
6.63%, 10/15/32(1)	25	26
Realtruck Group, Inc.,
6.25%, 7/31/31(1)	545	103
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
10.00%, 1/15/31(1)	40	40
Tenneco, Inc.,
8.00%, 11/17/28(1)	179	180
		2,363
Basic Industry – 0.0%
Avient Corp.,
6.25%, 11/1/31(1)	27	27
Beverages – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	50	50
4.38%, 4/30/29(1)	75	73
		123
FIXED INCOME FUNDS 190 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Biotechnology & Pharmaceuticals – 1.0%
1261229 B.C. Ltd.,
10.00%, 4/15/32(1)	$1,086	$1,100
AbbVie, Inc.,
5.60%, 3/15/55	25	25
Amneal Pharmaceuticals LLC,
6.88%, 8/1/32(1)	55	57
Bausch Health Americas, Inc.,
8.50%, 1/31/27(1)	75	75
Endo Finance Holdings, Inc.,
8.50%, 4/15/31(1) †	25	26
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31(1)	200	198
		1,481
Cable & Satellite – 3.4%
Block Communications, Inc.,
10.25%, 3/1/31(1)	13	12
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28(1)	25	25
5.38%, 6/1/29(1)	50	49
6.38%, 9/1/29(1)	150	150
4.75%, 3/1/30(1)	65	62
4.50%, 8/15/30(1)	25	23
4.25%, 2/1/31(1)	130	117
4.75%, 2/1/32(1)	232	207
4.50%, 5/1/32	52	46
7.00%, 2/1/33(1)	148	145
4.50%, 6/1/33(1)	152	132
4.25%, 1/15/34(1)	496	420
7.38%, 2/1/36(1) †	437	428
CSC Holdings LLC,
5.75%, 1/15/30(1)	275	64
4.50%, 11/15/31(1)	400	236
Directv Financing LLC,
8.88%, 2/1/30(1)	128	130
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27(1)	16	16
10.00%, 2/15/31(1)	260	270
9.25%, 6/1/32(1)	179	182
DISH DBS Corp.,
7.75%, 7/1/26(4)	75	75
5.25%, 12/1/26(1)	100	99
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Cable & Satellite – 3.4%continued
7.38%, 7/1/28(4)	$50	$48
5.75%, 12/1/28(1) †	75	73
5.13%, 6/1/29(4)	75	67
DISH Network Corp.,
11.75%, 11/15/27(1)	359	369
EchoStar Corp.,
10.75%, 11/30/29	497	537
6.75%, (100% Cash), 11/30/30(5)	355	360
Midcontinent Communications,
8.00%, 8/15/32(1)	82	72
Sirius XM Radio LLC,
5.00%, 8/1/27(1)	78	78
4.00%, 7/15/28(1)	80	78
3.88%, 9/1/31(1)	100	91
5.88%, 4/15/32(1)	75	74
Space Exploration Technologies Corp.,
5.88%, 7/15/36(1)	50	49
6.65%, 7/15/56(1)	25	24
		4,808
Capital Goods – 0.0%
Clydesdale Acquisition Holdings, Inc.,
6.88%, 1/15/30(1)	27	27
Chemicals – 2.9%
Avient Corp.,
7.13%, 8/1/30(1)	25	25
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2,
6.50%, 6/15/33 [EUR](1)	100	115
Celanese U.S. Holdings LLC,
7.33%, 7/15/29	25	26
7.55%, 11/15/30	25	26
7.00%, 2/15/31	29	30
7.38%, 7/15/32	150	158
6.75%, 4/15/33	356	363
7.70%, 11/15/33	125	134
7.38%, 2/15/34	59	61
Chemours (The) Co.,
5.75%, 11/15/28(1)	228	228
4.63%, 11/15/29(1) †	85	81
8.00%, 1/15/33(1)	25	25
7.88%, 3/15/34(1)	102	102
NORTHERN FUNDS QUARTERLY REPORT  191 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Chemicals – 2.9%continued
Element Solutions, Inc.,
3.88%, 9/1/28(1)	$111	$108
FMC Corp.,
3.45%, 10/1/29	60	56
8.00%, 6/1/31(1)	87	91
5.65%, 5/18/33†	75	67
6.38%, 5/18/53†	25	20
GrafTech Global Enterprises, Inc.,
9.88%, 12/23/29(1)	81	60
Huntsman International LLC,
5.70%, 10/15/34†	90	87
Innophos Holdings, Inc.,
11.50%, 6/15/29(1)	76	70
Mativ Holdings, Inc.,
8.00%, 10/1/29(1)	25	25
Methanex U.S. Operations, Inc.,
6.25%, 3/15/32(1) †	41	42
Minerals Technologies, Inc.,
5.00%, 7/1/28(1)	47	47
Olin Corp.,
5.63%, 8/1/29	75	74
6.63%, 4/1/33(1)	25	25
Olympus Water U.S. Holding Corp.,
7.25%, 6/15/31(1)	200	203
6.75%, 8/1/32(1)	200	195
7.25%, 2/15/33(1)	570	564
Perimeter Holdings LLC,
6.25%, 1/15/34(1)	82	82
Qnity Electronics, Inc.,
5.75%, 8/15/32(1)	71	71
6.25%, 8/15/33(1)	55	56
SCIH Salt Holdings, Inc.,
6.63%, 5/1/29(1)	75	74
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29(1)	100	98
Solstice Advanced Materials, Inc.,
5.63%, 9/30/33(1)	94	93
Trinseo Luxco Finance SPV S.a.r.l./Trinseo N.A. Finance SPV LLC,
7.63%, 5/3/29(1) (4) (6)	87	—
Tronox, Inc.,
4.63%, 3/15/29(1) †	50	35
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Chemicals – 2.9%continued
WR Grace Holdings LLC,
5.63%, 8/15/29(1)	$330	$310
7.38%, 3/1/31(1)	45	45
6.63%, 8/15/32(1)	88	85
7.00%, 8/1/33(1)	101	98
		4,155
Commercial Support Services – 2.8%
ADT Security (The) Corp.,
4.13%, 8/1/29(1)	50	48
4.88%, 7/15/32(1) †	25	24
5.88%, 10/15/33(1)	110	108
Allied Universal Holdco LLC,
7.88%, 2/15/31(1)	482	504
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.00%, 6/1/29(1) †	525	523
6.88%, 6/15/30(1)	165	170
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28(1)	185	182
AMN Healthcare, Inc.,
4.00%, 4/15/29(1) †	75	73
6.50%, 1/15/31(1) †	265	267
Brink's (The) Co.,
6.50%, 6/15/29(1)	25	25
6.75%, 6/15/32(1)	97	99
Clarivate Science Holdings Corp.,
3.88%, 7/1/28(1)	14	13
4.88%, 7/1/29(1)	110	98
Clean Harbors, Inc.,
6.38%, 2/1/31(1)	34	34
5.75%, 10/15/33(1)	25	25
CompoSecure Holdings LLC,
5.63%, 2/1/33(1)	147	143
Deluxe Corp.,
8.13%, 9/15/29(1)	25	26
GEO Group (The), Inc.,
8.63%, 4/15/29	25	26
10.25%, 4/15/31†	25	27
GFL Environmental Holdings U.S., Inc.,
5.63%, 7/1/31(1)	74	74
5.50%, 2/1/34(1)	185	181
FIXED INCOME FUNDS 192 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Commercial Support Services – 2.8%continued
GFL Environmental, Inc.,
4.38%, 8/15/29(1)	$12	$12
6.75%, 1/15/31(1)	35	36
Raven Acquisition Holdings LLC,
6.88%, 11/15/31(1)	460	450
Reworld Holding Corp.,
5.00%, 9/1/30	25	21
RR Donnelley & Sons Co.,
9.50%, 8/1/29(1)	193	200
10.88%, 8/1/29(1)	25	26
11.00%, 6/1/31(1) (5)	70	68
RRD Parent, Inc.,
13.00%, 2/4/30(1) (7)	25	27
TKC Holdings, Inc.,
8.50%, 8/15/30(1)	50	51
12.00%, 2/15/31(1)	50	53
Waste Pro U.S.A., Inc.,
7.00%, 2/1/33(1)	228	233
Williams Scotsman, Inc.,
4.63%, 8/15/28(1)	50	50
6.63%, 6/15/29(1)	33	34
6.63%, 4/15/30(1)	69	71
7.38%, 10/1/31(1)	35	36
		4,038
Construction Materials – 1.2%
Advanced Drainage Systems, Inc.,
5.38%, 3/1/34(1)	25	24
Ameritex Holdco Intermediate LLC,
7.63%, 8/15/33(1)	268	280
JH North America Holdings, Inc.,
5.88%, 1/31/31(1)	25	25
6.13%, 7/31/32(1)	25	25
Knife River Corp.,
7.75%, 5/1/31(1)	25	26
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28(1)	69	69
9.75%, 7/15/28(1)	138	138
Quikrete Holdings, Inc.,
6.38%, 3/1/32(1)	297	303
6.75%, 3/1/33(1)	25	26
Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28(1)	125	125
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Construction Materials – 1.2%continued
Standard Building Solutions, Inc.,
6.50%, 8/15/32(1)	$50	$50
6.25%, 8/1/33(1)	206	205
5.88%, 3/15/34(1)	136	131
Standard Industries, Inc.,
4.38%, 7/15/30(1)	124	118
Wilsonart LLC,
11.00%, 8/15/32(1)	134	109
		1,654
Consumer Cyclical – 0.0%
Group 1 Automotive, Inc.,
6.38%, 1/15/30(1)	26	26
Consumer Non-Cyclical – 0.1%
Prestige Brands, Inc.,
7/15/34(8)	25	25
Prime Healthcare Services, Inc.,
9.38%, 9/1/29(1)	44	46
SES S.A.,
0.00%, 1/14/33(2) (7)	1	18
		89
Consumer Services – 0.2%
Carriage Services, Inc.,
4.25%, 5/15/29(1)	25	24
Service Corp. International,
4.00%, 5/15/31	111	105
5.75%, 10/15/32	127	127
		256
Containers & Packaging – 1.4%
Ardagh Group S.A.,
9.50%, 12/1/30(1)	376	401
11.00%, 12/1/30 [EUR](5) (9)	104	113
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
4.00%, 9/1/29(1) †	280	266
Ball Corp.,
3.13%, 9/15/31	25	23
5.50%, 9/15/33†	25	25
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29(1)	4	4
8.75%, 4/15/30(1)	25	25
6.75%, 4/15/32(1)	144	140
NORTHERN FUNDS QUARTERLY REPORT  193 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Containers & Packaging – 1.4%continued
Crown Americas LLC,
5.88%, 6/1/33	$99	$100
LABL, Inc.,
5.88%, 11/1/28(1) (4)	19	8
9.50%, 11/1/28(1) (4)	130	57
8.63%, 10/1/31(1) (4)	32	14
Mauser Packaging Solutions Holding Co.,
7.88%, 4/15/30(1)	396	405
9.25%, 4/15/30(1)	54	53
Multi-Color Corp.,
8.50%, 5/11/33(1) (5) (10)	—	—
OI European Group B.V.,
4.75%, 2/15/30(1)	100	95
Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31(1)	75	74
7.38%, 6/1/32(1)	25	24
9.50%, 6/1/33(1)	25	26
Sword Purchaser LLC,
8.25%, 4/15/33(1)	50	52
10.50%, 4/15/34(1)	50	52
TriMas Corp.,
4.13%, 4/15/29(1) †	50	48
		2,005
E-Commerce Discretionary – 0.1%
Wayfair LLC,
6.75%, 11/15/32(1)	175	180
7.13%, 5/31/34(1)	19	19
		199
Electric Utilities – 3.4%
AES (The) Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.20%), 7.60%, 1/15/55(3)	107	109
Alpha Generation LLC,
6.75%, 10/15/32(1)	93	95
6.25%, 1/15/34(1)	25	25
American Electric Power Co., Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.95%, 12/15/54(3)	25	27
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54(3)	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Electric Utilities – 3.4%continued
Clearway Energy Operating LLC,
3.75%, 1/15/32(1)	$30	$27
5.75%, 1/15/34(1)	25	24
Constellation Energy Generation LLC,
5.00%, 2/1/31(1)	100	100
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.87%), 6.15%, 12/15/56(3)	20	20
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 6.25%, 12/15/56(3)	15	15
Edison International,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.66%), 7.88%, 6/15/54(3)	50	51
Hawaiian Electric Co., Inc.,
6.00%, 10/1/33(1)	25	25
Long Ridge Energy LLC,
8.75%, 2/15/32(1)	25	26
NextEra Energy Capital Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.84%), 6.00%, 10/1/56(3)	50	50
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.77%), 6.20%, 10/1/56(3)	76	76
NRG Energy, Inc.,
5.75%, 1/15/28	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 3/15/28(1) (3) (11)	170	183
5.25%, 6/15/29(1)	50	50
5.75%, 7/15/29(1)	125	125
3.88%, 2/15/32(1)	25	23
6.00%, 2/1/33(1)	155	156
7.00%, 3/15/33(1)	25	27
5.75%, 1/15/34(1)	175	174
5.88%, 5/15/34(1)	86	85
6.25%, 11/1/34(1)	126	128
6.00%, 1/15/36(1)	388	387
6.13%, 5/15/36(1)	146	146
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28(1)	8	8
FIXED INCOME FUNDS 194 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Electric Utilities – 3.4%continued
PG&E Corp.,
5.00%, 7/1/28	$50	$50
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.88%), 7.38%, 3/15/55(3)	100	102
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.85%, 9/15/56(3)	78	78
Talen Energy Supply LLC,
6.13%, 5/1/31(1)	464	464
6.38%, 5/1/33(1)	594	593
6.25%, 2/1/34(1)	100	99
6.50%, 2/1/36(1)	50	50
TerraForm Power Operating LLC,
4.75%, 1/15/30(1)	25	24
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.93%), 8.00%, 10/15/26(1) (3) (11)	136	137
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26(1) (3) (11)	245	247
Vistra Operations Co. LLC,
4.38%, 5/1/29(1) †	25	25
7.75%, 10/15/31(1)	100	105
6.88%, 4/15/32(1)	100	104
5.25%, 4/30/33(1)	25	25
5.55%, 4/30/36(1)	50	50
VoltaGrid LLC,
7.38%, 11/1/30(1)	242	251
XPLR Infrastructure Operating Partners L.P.,
4.50%, 9/15/27(1)	25	25
8.38%, 1/15/31(1)	90	96
8.63%, 3/15/33(1)	20	21
7.75%, 4/15/34(1) †	138	145
		4,904
Electrical Equipment – 0.5%
Atkore, Inc.,
4.25%, 6/1/31(1)	25	24
BWX Technologies, Inc.,
4.13%, 6/30/28(1)	11	11
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30(1)	133	136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Electrical Equipment – 0.5%continued
6.75%, 7/15/31(1)	$110	$114
Gates Corp.,
6.88%, 7/1/29(1)	42	43
Sensata Technologies B.V.,
4.00%, 4/15/29(1)	150	146
Sensata Technologies, Inc.,
3.75%, 2/15/31(1)	33	31
Solaris Energy Infrastructure LLC,
6.38%, 5/15/31(1)	37	37
WESCO Distribution, Inc.,
5.25%, 4/15/31(1)	57	56
5.50%, 4/15/34(1)	53	52
		650
Energy – 0.1%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29(1)	77	80
Hilcorp Energy I L.P./Hilcorp Finance Co.,
7.25%, 2/15/35(1)	16	16
Matador Resources Co.,
6.25%, 4/15/33(1)	75	75
NFE Brazil Financing Ltd.,
12.00%, 5/15/29 (1) (5)	27	24
		195
Engineering & Construction – 0.6%
AECOM,
6.00%, 8/1/33(1)	50	50
Brand Industrial Services, Inc.,
10.38%, 8/1/30(1)	246	201
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.50%, 2/1/32(1)	340	353
Dycom Industries, Inc.,
4.50%, 4/15/29(1)	42	41
Global Infrastructure Solutions, Inc.,
6.38%, 7/15/34(1)	32	32
Granite Construction, Inc.,
6.38%, 6/15/34(1)	75	76
Installed Building Products, Inc.,
5.63%, 2/1/34(1)	67	67
NORTHERN FUNDS QUARTERLY REPORT  195 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Engineering & Construction – 0.6%continued
TopBuild Corp.,
4.13%, 2/15/32(1)	$25	$25
		845
Entertainment Content – 1.9%
AMC Global Media, Inc.,
4.25%, 2/15/29†	27	24
10.50%, 7/15/32(1)	25	26
Discovery Communications LLC,
3.95%, 3/20/28	45	44
4.13%, 5/15/29	139	138
3.63%, 5/15/30	75	70
Discovery Global Holdings, Inc.,
4.05%, 3/15/29	109	108
4.28%, 3/15/32	205	184
5.05%, 3/15/42	467	342
OAK-Eagle Acquireco, Inc.,
7.25%, 7/1/33(1)	578	605
8.75%, 7/1/34(1)	201	213
Paramount Global,
3.38%, 2/15/28	25	24
4.20%, 6/1/29	50	48
4.95%, 1/15/31	150	139
4.20%, 5/19/32	25	22
6.88%, 4/30/36†	100	94
4.38%, 3/15/43	25	16
5.85%, 9/1/43	25	19
4.95%, 5/19/50	75	48
Playtika Holding Corp.,
4.25%, 3/15/29(1) †	71	64
Starz Capital Holdings 1, Inc.,
6.00%, 8/15/29(1)	66	63
Univision Communications, Inc.,
4.50%, 5/1/29(1)	100	95
7.38%, 6/30/30(1)	40	40
8.50%, 7/31/31(1)	135	136
9.38%, 8/1/32(1)	90	91
8.88%, 4/15/33(1)	107	105
Versant Media Group, Inc.,
7.25%, 1/30/31(1)	19	20
		2,778
Food – 1.5%
B&G Foods, Inc.,
8.00%, 9/15/28(1) †	68	68
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Food – 1.5%continued
BellRing Brands, Inc.,
7.00%, 3/15/30(1)	$75	$75
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28(1)	63	62
7.63%, 7/1/29(1) †	76	78
6.38%, 4/15/34(1)	301	306
Darling Ingredients, Inc.,
5.25%, 4/15/27(1) †	25	25
6.00%, 6/15/30(1)	51	51
Fiesta Purchaser, Inc.,
7.88%, 3/1/31(1)	85	86
9.63%, 9/15/32(1)	485	475
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
4.88%, 6/1/29(1)	50	47
Industrial F&B Investments III, Inc.,
7.75%, 2/11/33(1)	25	26
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30(1)	25	24
4.38%, 1/31/32(1)	81	76
Post Holdings, Inc.,
4.63%, 4/15/30(1)	25	24
4.50%, 9/15/31(1)	25	23
6.38%, 3/1/33(1)	74	73
6.25%, 10/15/34(1)	352	346
6.50%, 3/15/36(1)	122	121
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29(1)	83	80
Viking Baked Goods Acquisition Corp.,
8.63%, 11/1/31(1)	50	51
		2,117
Gas & Water Utilities – 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
9.38%, 6/1/28(1)	25	25
9.50%, 6/1/30(1)	22	24
6.88%, 6/1/31(1)	83	84
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.88%, 4/1/29(1)	125	121
9.25%, 1/15/31(1)	127	134
FIXED INCOME FUNDS 196 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Gas & Water Utilities – 0.3%continued
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31(1)	$25	$24
		412
Health Care Facilities & Services – 4.3%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28(1)	50	50
7.38%, 3/15/33(1) †	314	323
Accendra Health, Inc.,
9.00%, 6/15/32(1) †	19	18
9.75%, 6/15/33(1)	15	10
9.75%, 6/15/33(1)	21	15
AHP Health Partners, Inc.,
5.75%, 7/15/29(1)	155	153
Centene Corp.,
2.45%, 7/15/28	40	38
4.63%, 12/15/29	100	97
3.38%, 2/15/30	50	47
3.00%, 10/15/30	75	68
2.50%, 3/1/31	50	44
2.63%, 8/1/31	50	44
Charles River Laboratories International, Inc.,
4.00%, 3/15/31(1)	25	23
Charlotte Buyer, Inc.,
8.00%, 6/30/31(1)	140	142
CHS/Community Health Systems, Inc.,
6.00%, 1/15/29(1)	50	50
6.88%, 4/15/29(1)	100	98
6.13%, 4/1/30(1)	75	67
5.25%, 5/15/30(1)	224	211
4.75%, 2/15/31(1)	113	104
10.88%, 1/15/32(1)	63	68
9.75%, 1/15/34(1)	338	353
Concentra Health Services, Inc.,
6.88%, 7/15/32(1)	110	114
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54(3)	25	26
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 7.00%, 3/10/55(3)	50	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Health Care Facilities & Services – 4.3%continued
DaVita, Inc.,
4.63%, 6/1/30(1)	$125	$121
6.88%, 9/1/32(1)	10	10
6.75%, 7/15/33(1)	36	37
Encompass Health Corp.,
4.75%, 2/1/30†	50	49
5.88%, 6/1/34(1)	25	25
Fortrea Holdings, Inc.,
7.50%, 7/1/30(1) †	33	34
Global Medical Response, Inc.,
7.38%, 10/1/32(1)	405	420
HAH Group Holding Co. LLC,
9.75%, 10/1/31(1)	32	29
HealthEquity, Inc.,
4.50%, 10/1/29(1)	58	56
IQVIA, Inc.,
6.25%, 6/1/32(1)	118	120
LifePoint Health, Inc.,
9.88%, 8/15/30(1)	25	26
8.38%, 2/15/32(1)	25	26
10.00%, 6/1/32(1) †	113	113
7.00%, 5/1/34(1)	187	179
Molina Healthcare, Inc.,
4.38%, 6/15/28(1)	50	49
3.88%, 11/15/30(1)	24	22
6.50%, 2/15/31(1)	127	129
3.88%, 5/15/32(1)	100	90
6.25%, 1/15/33(1)	133	133
MPH Acquisition Holdings LLC,
5.75%, 12/31/30(1)	34	28
11.50%, 12/31/30(1) †	26	25
6.75%, 3/31/31(1) †	27	17
National Mentor Holdings, Inc.,
10.50%, 12/15/30(1)	400	422
Radiology Partners, Inc.,
8.50%, 7/15/32(1)	25	26
Select Medical Corp.,
6.25%, 12/1/32(1) †	130	126
Sotera Health Holdings LLC,
7.38%, 6/1/31(1)	89	92
Star Parent, Inc.,
9.00%, 10/1/30(1)	71	74
NORTHERN FUNDS QUARTERLY REPORT  197 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Health Care Facilities & Services – 4.3%continued
Surgery Center Holdings, Inc.,
7.25%, 4/15/32(1) †	$766	$776
TEAM Services Holding, Inc.,
9.00%, 2/15/33(1) †	25	25
Tenet Healthcare Corp.,
5.13%, 11/1/27	50	50
6.13%, 10/1/28	87	87
4.25%, 6/1/29	75	73
4.38%, 1/15/30	25	24
6.13%, 6/15/30	150	151
6.75%, 5/15/31	99	101
5.50%, 11/15/32(1)	67	67
6.00%, 11/15/33(1)	58	59
U.S. Acute Care Solutions LLC,
9.75%, 5/15/29(1)	105	99
		6,205
Home & Office Products – 0.6%
Central Garden & Pet Co.,
4.13%, 10/15/30†	25	24
4.13%, 4/30/31(1)	25	24
FXI Holdings, Inc.,
14.00%, 11/15/29(1) (5)	51	13
11.00%, 11/15/30(1) †	78	66
Newell Brands, Inc.,
6.38%, 9/15/27	25	25
8.50%, 6/1/28(1)	77	80
6.63%, 9/15/29	59	60
6.38%, 5/15/30†	37	38
6.63%, 5/15/32†	58	59
7.38%, 4/1/36	25	25
7.50%, 4/1/46	25	23
Scotts Miracle-Gro (The) Co.,
4.00%, 4/1/31	50	47
4.38%, 2/1/32	50	47
Somnigroup International, Inc.,
4.00%, 4/15/29(1)	25	24
3.88%, 10/15/31(1)	25	23
Whirlpool Corp.,
6.13%, 6/15/30	25	23
7.50%, 7/1/31(1)	80	81
6.50%, 6/15/33†	25	22
7.88%, 7/1/34(1)	63	63
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Home & Office Products – 0.6%continued
5.15%, 3/1/43	$50	$31
4.50%, 6/1/46	25	15
		813
Home Construction – 1.2%
Adams Homes, Inc.,
9.25%, 10/15/28(1)	125	129
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
4.63%, 8/1/29(1)	50	48
4.63%, 4/1/30(1)	75	71
6.88%, 8/1/33(1)	92	91
Beazer Homes U.S.A., Inc.,
7.25%, 10/15/29	25	25
7.50%, 3/15/31(1)	75	75
8.00%, 1/15/32(1)	42	42
Camelot Return Merger Sub, Inc.,
8.75%, 8/1/28(1) †	25	16
Century Communities, Inc.,
3.88%, 8/15/29(1)	50	48
6.63%, 9/15/33(1)	53	54
Dream Finders Homes, Inc.,
8.25%, 8/15/28(1)	71	73
6.88%, 9/15/30(1)	25	25
Forestar Group, Inc.,
5.00%, 3/1/28(1)	50	50
Griffon Corp.,
5.75%, 3/1/28	100	100
JELD-WEN, Inc.,
4.88%, 12/15/27(1) †	45	36
K Hovnanian Enterprises, Inc.,
8.00%, 4/1/31(1)	78	80
8.38%, 10/1/33(1)	101	104
KB Home,
7.25%, 7/15/30	50	51
4.00%, 6/15/31	25	23
LGI Homes, Inc.,
8.75%, 12/15/28(1)	31	32
4.00%, 7/15/29(1)	25	23
7.00%, 11/15/32(1) †	97	96
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32(1)	25	25
FIXED INCOME FUNDS 198 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Home Construction – 1.2%continued
New Home (The) Co., Inc.,
9.25%, 10/1/29(1)	$73	$76
8.50%, 11/1/30(1)	9	9
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28	50	50
4.75%, 4/1/29†	25	24
STL Holding Co. LLC,
8.75%, 2/15/29(1)	52	54
Taylor Morrison Communities, Inc.,
5.75%, 11/15/32(1)	33	34
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	25	25
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28(1)	50	49
6.75%, 1/15/34(1)	42	42
		1,680
Household Products – 0.1%
P&L Development LLC/PLD Finance Corp.,
12.00%, 5/15/29(1) (5)	41	40
Perrigo Finance Unlimited Co.,
6.13%, 9/30/32†	66	63
Prestige Brands, Inc.,
3.75%, 4/1/31(1)	25	23
		126
Industrial Intermediate Products – 0.1%
Chart Industries, Inc.,
7.50%, 1/1/30(1)	24	25
Enpro, Inc.,
6.13%, 6/1/33(1)	28	28
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29(1)	50	49
		102
Industrial Support Services – 0.8%
Alta Equipment Group, Inc.,
9.00%, 6/1/29(1) †	25	24
APi Group DE, Inc.,
4.13%, 7/15/29(1)	84	81
4.75%, 10/15/29(1)	52	51
5.75%, 6/1/34(1)	43	43
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Industrial Support Services – 0.8%continued
Core & Main L.P.,
6.00%, 7/1/34(1)	$157	$158
EquipmentShare.com, Inc.,
9.00%, 5/15/28(1)	25	25
8.63%, 5/15/32(1)	50	52
8.00%, 3/15/33(1) †	50	51
7/1/34(1) (8)	31	30
Herc Holdings, Inc.,
7.00%, 6/15/30(1)	9	9
5.75%, 3/15/31(1)	48	48
7.25%, 6/15/33(1)	69	72
6.00%, 3/15/34(1)	74	73
NESCO Holdings II, Inc.,
5.50%, 4/15/29(1)	50	50
Resideo Funding, Inc.,
6.50%, 7/15/32(1)	50	50
Synergy Infrastructure Holdings LLC,
7.88%, 12/1/30(1)	25	26
United Rentals North America, Inc.,
4.00%, 7/15/30	100	96
3.88%, 2/15/31	25	24
3.75%, 1/15/32	50	46
5.38%, 11/15/33(1)	136	134
6.13%, 3/15/34(1)	25	26
		1,169
Institutional Financial Services – 0.6%
Coinbase Global, Inc.,
3.38%, 10/1/28(1)	175	166
3.63%, 10/1/31(1)	150	131
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.85%, 2/10/30(3) (11)	48	49
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34(3) (11) †	122	122
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29(1) †	75	73
6.13%, 11/1/32(1)	105	105
6.75%, 5/1/33(1)	273	281
		927
NORTHERN FUNDS QUARTERLY REPORT  199 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Insurance – 2.8%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29(1)	$50	$47
4.25%, 2/15/29(1)	25	23
8.50%, 6/15/29(1)	50	47
6.00%, 8/1/29(1)	25	22
7.50%, 11/6/30(1)	75	71
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
4.25%, 10/15/27(1)	123	121
6.75%, 4/15/28(1)	25	25
5.88%, 11/1/29(1)	197	193
7.00%, 1/15/31(1)	72	73
6.50%, 10/1/31(1)	31	31
7.38%, 10/1/32(1)	442	439
AmWINS Group, Inc.,
6.38%, 2/15/29(1)	8	8
4.88%, 6/30/29(1)	37	36
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.,
7.50%, 7/15/33(1)	135	129
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves,
7.88%, 11/1/29(1)	115	116
Asurion LLC/Asurion Co-Issuer, Inc.,
8.00%, 12/31/32(1)	232	234
8.38%, 2/1/34(1)	491	454
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance,
7.13%, 5/15/31(1)	50	50
Corebridge Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 6.38%, 9/15/54(3)	48	48
CRC Insurance Group LLC,
7.13%, 6/1/31(1)	284	283
HUB International Ltd.,
7.25%, 6/15/30(1)	326	335
7.38%, 1/31/32(1)	1,004	1,022
Nassau Cos. of New York (The),
7.88%, 7/15/30(1)	25	24
Ryan Specialty LLC,
4.38%, 2/1/30(1)	5	5
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Insurance – 2.8%continued
5.88%, 8/1/32(1)	$57	$56
USI, Inc.,
7.50%, 1/15/32(1)	115	116
		4,008
Internet Media & Services – 0.9%
Arches Buyer, Inc.,
4.25%, 6/1/28(1)	25	24
Beignet Investor LLC,
6.58%, 5/30/49(1)	877	895
Getty Images, Inc.,
11.25%, 2/21/30(1)	36	30
10.50%, 11/15/30(1)	19	16
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27(1)	25	25
Match Group Holdings II LLC,
3.63%, 10/1/31(1)	4	3
6.13%, 9/15/33(1)	68	67
Snap, Inc.,
6.88%, 3/1/33(1)	157	153
6.88%, 3/15/34(1)	65	63
		1,276
IT Services – 0.3%
Amentum Holdings, Inc.,
7.25%, 8/1/32(1)	42	43
CACI International, Inc.,
6.38%, 6/15/33(1)	79	80
Fortress Intermediate 3, Inc.,
7.50%, 6/1/31(1)	165	168
Insight Enterprises, Inc.,
6.63%, 5/15/32(1)	25	26
KBR, Inc.,
4.75%, 9/30/28(1)	54	53
Science Applications International Corp.,
4.88%, 4/1/28(1)	35	35
5.88%, 11/1/33(1)	48	47
		452
Leisure Facilities & Services – 5.2%
Affinity Interactive,
6.88%, 12/15/27(1) †	50	28
AMC Entertainment Holdings, Inc.,
7.50%, 2/15/29(1) †	100	93
FIXED INCOME FUNDS 200 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Leisure Facilities & Services – 5.2%continued
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc.,
9.50%, 7/1/32(1)	$50	$47
Boyd Gaming Corp.,
4.75%, 6/15/31(1)	125	121
Boyne U.S.A., Inc.,
4.75%, 5/15/29(1)	57	56
Caesars Entertainment, Inc.,
4.63%, 10/15/29(1)	117	112
6.50%, 2/15/32(1)	187	182
6.00%, 10/15/32(1)	480	435
Carnival Corp. Ltd.,
6.65%, 1/15/28	25	26
5.13%, 5/1/29(1)	25	25
5.88%, 6/15/31(1)	65	66
5.75%, 8/1/32(1)	106	107
6.13%, 2/15/33(1)	234	237
Carnival UK Ltd.,
4.13%, 7/15/31 [EUR](1)	100	115
Churchill Downs, Inc.,
4.75%, 1/15/28(1)	25	25
5.75%, 4/1/30(1)	170	170
6.75%, 5/1/31(1)	5	5
Cinemark U.S.A., Inc.,
5.25%, 7/15/28(1)	50	50
7.00%, 8/1/32(1) †	41	42
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29(1)	25	24
6.75%, 1/15/30(1) †	329	323
Full House Resorts, Inc.,
8.25%, 2/15/28(1) †	50	49
Gaia Purchaser, Inc.,
7/15/33(1) (8)	111	112
GPS Hospitality Holding Co. LLC/GPS Fin,
7.00%, 8/15/28	75	30
Hilton Domestic Operating Co., Inc.,
4.00%, 5/1/31(1)	100	95
5.50%, 9/15/31(1)	113	113
3.63%, 2/15/32(1)	25	23
5.88%, 3/15/33(1)	81	82
5.75%, 9/15/33(1)	50	50
5.50%, 3/31/34(1)	86	85
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Leisure Facilities & Services – 5.2%continued
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/1/29(1)	$100	$98
4.88%, 7/1/31(1)	50	47
Jacobs Entertainment, Inc.,
6.75%, 2/15/29(1)	175	172
Life Time, Inc.,
6.00%, 11/15/31(1) †	75	76
Light & Wonder International, Inc.,
7.50%, 9/1/31(1) †	45	47
6.25%, 10/1/33(1)	167	166
Lindblad Expeditions LLC,
7.00%, 9/15/30(1)	95	98
Live Nation Entertainment, Inc.,
6.50%, 5/15/27(1)	25	25
4.75%, 10/15/27(1) †	75	75
Marriott Ownership Resorts, Inc.,
4.50%, 6/15/29(1)	25	24
6.50%, 10/1/33(1)	50	50
MGM Resorts International,
4.63%, 9/1/26	25	25
6.13%, 9/15/29	31	31
6.50%, 4/15/32	50	50
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29(1)	38	37
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC,
8.25%, 4/15/30(1)	49	51
Muvico LLC,
15.00%, 2/19/29(1) (5) †	156	171
NCL Corp. Ltd.,
7.75%, 2/15/29(1)	25	26
6.25%, 3/1/30(1)	25	25
5.88%, 1/15/31(1)	40	39
6.75%, 2/1/32(1)	75	75
6.25%, 9/15/33(1)	72	70
NCL Finance Ltd.,
6.13%, 3/15/28(1)	25	25
Penn Entertainment, Inc.,
4.13%, 7/1/29(1) †	100	96
6.75%, 4/1/31(1)	170	171
NORTHERN FUNDS QUARTERLY REPORT  201 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Leisure Facilities & Services – 5.2%continued
Pioneer Opco LLC,
7.00%, 5/15/33(1)	$172	$175
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29(1)	50	35
5.88%, 9/1/31(1)	140	91
Rivers Enterprise Borrower LLC,
6.25%, 10/15/30(1)	23	23
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
6.63%, 2/1/33(1)	28	28
Royal Caribbean Cruises Ltd.,
5.63%, 9/30/31(1)	75	76
6.25%, 3/15/32(1)	25	26
6.00%, 2/1/33(1)	125	127
Sabre Financial Borrower LLC,
11.13%, 6/15/29(1) †	131	138
Sabre GLBL, Inc.,
11.13%, 7/15/30(1)	25	24
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30(1)	396	338
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29(1) †	50	49
Six Flags Entertainment Corp.,
7.25%, 5/15/31(1) †	105	104
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.,
6.50%, 10/1/28	100	100
5.25%, 7/15/29†	25	24
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC,
8.63%, 1/15/32(1)	92	95
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.,
6.63%, 5/1/32(1)	60	61
Station Casinos LLC,
4.50%, 2/15/28(1)	25	25
4.63%, 12/1/31(1)	55	52
6.63%, 3/15/32(1)	217	220
Travel + Leisure Co.,
4.63%, 3/1/30(1)	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Leisure Facilities & Services – 5.2%continued
6.13%, 9/1/33(1)	$25	$25
Vail Resorts, Inc.,
5.63%, 7/15/30(1)	13	13
6.50%, 5/15/32(1)	39	40
Viking Cruises Ltd.,
9.13%, 7/15/31(1)	109	114
5.88%, 10/15/33(1)	128	128
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29(1)	59	59
VOC Escrow Ltd.,
5.00%, 2/15/28(1)	25	25
Voyager Parent LLC,
9.25%, 7/1/32(1)	69	73
Wyndham Hotels & Resorts, Inc.,
5.63%, 3/1/33(1)	68	67
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29(1)	85	84
6.25%, 3/15/33(1)	168	169
Yum! Brands, Inc.,
5.38%, 4/1/32	100	99
		7,429
Leisure Products – 0.2%
Acushnet Co.,
5.63%, 12/1/33(1)	42	42
MajorDrive Holdings IV LLC,
6.38%, 6/1/29(1)	113	95
Mattel, Inc.,
5.45%, 11/1/41	25	23
Patrick Industries, Inc.,
4.75%, 5/1/29(1)	50	49
6.38%, 11/1/32(1)	60	59
Winnebago Industries, Inc.,
6.25%, 7/15/28(1)	10	10
		278
Machinery – 0.6%
Amsted Industries, Inc.,
6.38%, 3/15/33(1)	36	37
Columbus McKinnon Corp.,
7.13%, 2/1/33(1)	74	74
Esab Corp.,
6.25%, 4/15/29(1)	26	26
5.63%, 4/1/31(1)	104	104
FIXED INCOME FUNDS 202 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Machinery – 0.6%continued
Lsf12 Helix Parent LLC,
7.13%, 2/1/33(1)	$385	$373
Madison IAQ LLC,
4.13%, 6/30/28(1)	25	25
5.88%, 6/30/29(1)	89	89
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31(1)	69	74
Terex Corp.,
5.00%, 5/15/29(1)	75	74
6.25%, 10/15/32(1)	29	29
		905
Medical Equipment & Devices – 0.6%
Avantor Funding, Inc.,
4.63%, 7/15/28(1) †	79	78
3.88%, 11/1/29(1)	108	103
Bausch + Lomb Corp.,
8.38%, 10/1/28(1)	234	240
Insulet Corp.,
6.50%, 4/1/33(1)	42	43
Medline Borrower L.P.,
5.25%, 10/1/29(1)	234	233
Medline Borrower L.P./Medline Co-Issuer, Inc.,
6.25%, 4/1/29(1)	17	17
Neogen Food Safety Corp.,
8.63%, 7/20/30(1) †	71	75
Teleflex, Inc.,
5.88%, 1/15/32(1)	25	25
		814
Metals & Mining – 1.2%
Arsenal AIC Parent LLC,
8.00%, 10/1/30(1)	79	82
11.50%, 10/1/31(1)	255	273
Century Aluminum Co.,
6.88%, 8/1/32(1)	450	463
Coeur Mining, Inc.,
6.88%, 4/1/32(1)	54	55
Compass Minerals International, Inc.,
8.00%, 7/1/30(1)	220	232
Kaiser Aluminum Corp.,
4.50%, 6/1/31(1)	165	158
5.88%, 3/1/34(1)	113	112
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Metals & Mining – 1.2%continued
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22(1) (4) (7) (12)	$1,905	$—
Novelis Corp.,
4.75%, 1/30/30(1)	25	24
6.88%, 1/30/30(1)	72	74
3.88%, 8/15/31(1)	80	73
6.38%, 8/15/33(1)	189	191
		1,737
Oil & Gas Services & Equipment – 1.5%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.63%, 9/1/32(1)	149	152
Archrock Services L.P./Archrock Partners Finance Corp.,
6.00%, 2/1/34(1)	71	71
Bristow Group, Inc.,
6.75%, 2/1/33(1)	50	50
CHC Group LLC,
11.75%, 9/1/30(1)	50	42
Global Marine, Inc.,
7.00%, 6/1/28	66	67
Helix Energy Solutions Group, Inc.,
9.75%, 3/1/29(1)	50	52
Kodiak Gas Services LLC,
5.88%, 4/1/31(1)	123	123
6.50%, 10/1/33(1)	77	78
6.75%, 10/1/35(1)	68	70
Nabors Industries, Inc.,
8.88%, 8/15/31(1) †	50	51
7.63%, 11/15/32(1)	52	53
Noble Finance II LLC,
8.00%, 4/15/30(1)	74	77
6.25%, 6/15/34(1)	76	75
Oceaneering International, Inc.,
6.00%, 2/1/28	18	18
SESI LLC,
7.88%, 9/30/30(1)	25	25
Star Holding LLC,
8.75%, 8/1/31(1)	76	76
Tidewater, Inc.,
9.13%, 7/15/30(1)	35	38
Transocean Aquila Ltd.,
8.00%, 9/30/28(1)	15	16
NORTHERN FUNDS QUARTERLY REPORT  203 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Oil & Gas Services & Equipment – 1.5%continued
Transocean International Ltd.,
8.25%, 5/15/29(1)	$79	$82
8.75%, 2/15/30(1)	16	16
7.50%, 4/15/31†	75	76
8.50%, 5/15/31(1)	116	121
7.88%, 10/15/32(1)	54	56
6.80%, 3/15/38	146	135
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29(1)	96	98
6.25%, 10/1/33(1)	199	197
Valaris Ltd.,
8.38%, 4/30/30(1)	93	97
Weatherford International Ltd.,
6.75%, 10/15/33(1)	185	189
		2,201
Oil & Gas Supply Chain – 7.8%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 2/1/32(1)	25	26
5.75%, 10/15/33(1) †	50	50
5.75%, 7/1/34(1)	50	49
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/1/27(1)	86	95
5.88%, 6/30/29(1)	42	42
6.63%, 10/15/32(1)	25	25
6.63%, 7/15/33(1)	45	46
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 7/15/29(1)	70	72
7.25%, 7/15/32(1)	42	43
Buckeye Partners L.P.,
6.88%, 7/1/29(1)	53	54
6.75%, 2/1/30(1)	39	40
5.85%, 11/15/43	25	23
5.60%, 10/15/44	25	22
California Resources Corp.,
7.00%, 1/15/34(1)	50	49
7.25%, 1/15/35(1)	35	35
Caturus Energy LLC,
8.50%, 2/15/30(1)	153	159
7.13%, 5/15/31(1)	105	104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Oil & Gas Supply Chain – 7.8%continued
Chord Energy Corp.,
6.00%, 10/1/30(1)	$25	$25
6.75%, 3/15/33(1)	25	25
CITGO Petroleum Corp.,
8.38%, 1/15/29(1)	154	158
CNX Midstream Partners L.P.,
4.75%, 4/15/30(1)	15	14
CNX Resources Corp.,
7.38%, 1/15/31(1)	25	26
7.25%, 3/1/32(1)	41	42
5.88%, 3/1/34(1)	67	65
Comstock Resources, Inc.,
6.75%, 3/1/29(1)	76	75
6.75%, 3/1/29(1)	54	53
5.88%, 1/15/30(1)	174	164
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31(1)	265	260
Crescent Energy Finance LLC,
7.75%, 7/31/29(1)	13	13
9.75%, 10/15/30(1)	65	69
7.63%, 4/1/32(1)	71	72
7.88%, 4/15/32(1)	191	193
7.38%, 1/15/33(1)	129	128
8.38%, 1/15/34(1)	31	32
CVR Energy, Inc.,
7.50%, 2/15/31(1)	45	45
7.88%, 2/15/34(1)	38	38
DBR Land Holdings LLC,
6.25%, 12/1/30(1)	53	54
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
8.63%, 3/15/29(1)	62	64
7.38%, 6/30/33(1)	75	76
6.88%, 6/1/34(1)	70	70
Energy Transfer L.P.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 5/15/54(3)	100	106
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.83%), 7.13%, 10/1/54(3)	110	113
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.50%, 2/15/56(3)	50	50
FIXED INCOME FUNDS 204 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Oil & Gas Supply Chain – 7.8%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.48%), 6.75%, 2/15/56(3)	$25	$26
Excelerate Energy L.P.,
8.00%, 5/15/30(1)	50	53
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 4/15/30	25	26
7.88%, 5/15/32	75	77
8.00%, 5/15/33†	58	60
6.75%, 3/15/34	87	86
Global Partners L.P./GLP Finance Corp.,
7.13%, 7/1/33(1)	72	73
Gulfport Energy Operating Corp.,
6.75%, 9/1/29(1)	55	56
Harvest Midstream I L.P.,
7.50%, 5/15/32(1)	43	45
6.75%, 5/15/34(1)	263	267
Hess Midstream Operations L.P.,
6.50%, 6/1/29(1)	68	69
4.25%, 2/15/30(1)	18	17
5.50%, 10/15/30(1)	25	25
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28(1)	25	25
5.75%, 2/1/29(1)	8	8
6.00%, 4/15/30(1)	27	27
6.00%, 2/1/31(1)	50	48
6.25%, 4/15/32(1)	1	1
8.38%, 11/1/33(1)	141	147
6.88%, 5/15/34(1)	46	45
Howard Midstream Energy Partners LLC,
7.38%, 7/15/32(1)	75	78
6.63%, 1/15/34(1)	76	77
Infinity Natural Resources LLC,
7.63%, 4/1/31(1)	58	58
ITT Holdings LLC,
6.50%, 8/1/29(1)	151	149
Kinetik Holdings L.P.,
6.63%, 12/15/28(1)	25	25
5.88%, 6/15/30(1)	35	35
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Oil & Gas Supply Chain – 7.8%continued
Kraken Oil & Gas Partners LLC,
7.63%, 8/15/29(1)	$100	$101
7.13%, 5/15/31(1)	38	37
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.88%, 12/1/32(1)	78	79
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28(1)	75	76
Matador Resources Co.,
6.50%, 4/15/32(1)	124	125
6.00%, 4/15/34(1)	66	64
Moss Creek Resources Holdings, Inc.,
8.25%, 9/1/31(1)	50	50
Murphy Oil Corp.,
6.00%, 10/1/32†	25	25
6.50%, 2/15/34	25	25
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	49
5.88%, 6/1/34(1)	25	25
New Fortress Energy, Inc.,
6.50%, 9/30/26(1)	25	4
NFE Financing LLC,
12.00%, 11/15/29(1)	75	26
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29(1)	152	157
8.38%, 2/15/32(1)	180	187
Northern Oil & Gas, Inc.,
8.75%, 6/15/31(1)	50	52
7.88%, 10/15/33(1)	134	133
NuStar Logistics L.P.,
6.38%, 10/1/30	75	78
ONEOK, Inc.,
5.05%, 4/1/45	25	22
5.45%, 6/1/47	50	46
Par Petroleum LLC,
7.38%, 6/1/34(1)	70	71
PBF Holding Co. LLC/PBF Finance Corp.,
9.88%, 3/15/30(1) †	25	27
7.88%, 9/15/30(1)	42	43
7.25%, 6/1/34(1)	38	38
NORTHERN FUNDS QUARTERLY REPORT  205 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Oil & Gas Supply Chain – 7.8%continued
Permian Resources Operating LLC,
5.88%, 7/1/29(1)	$50	$50
7.00%, 1/15/32(1)	26	27
6.25%, 2/1/33(1)	92	94
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.02%, 7/30/26(11) (13)	75	75
Prairie Acquiror L.P.,
9.00%, 8/1/29(1)	76	79
Rockies Express Pipeline LLC,
4.95%, 7/15/29(1)	50	49
4.80%, 5/15/30(1)	25	24
6.88%, 4/15/40(1)	25	26
SM Energy Co.,
6.75%, 8/1/29(1)	25	25
8.63%, 11/1/30(1)	100	105
8.75%, 7/1/31(1)	27	28
7.00%, 8/1/32(1)	25	25
9.63%, 6/15/33(1)	75	82
6.63%, 4/15/34(1)	130	128
Sunoco L.P.,
4.50%, 10/1/29(1)	100	97
4.63%, 5/1/30(1)	50	48
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.23%), 7.88%, 9/18/30(1) (3) (11)	291	303
5.63%, 3/15/31(1)	45	45
5.38%, 7/15/31(1)	70	69
6.63%, 8/15/32(1)	36	37
6.25%, 7/1/33(1)	99	100
5.88%, 3/15/34(1)	39	38
5.63%, 7/15/34(1)	180	176
Sunoco L.P./Sunoco Finance Corp.,
7.00%, 9/15/28(1)	25	26
4.50%, 4/30/30	50	49
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 1/15/28(1)	24	24
7.38%, 2/15/29(1)	112	115
6.00%, 12/31/30(1)	25	25
6.00%, 9/1/31(1)	50	49
Talos Production, Inc.,
9.00%, 2/1/29(1)	25	26
9.38%, 2/1/31(1)	50	53
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Oil & Gas Supply Chain – 7.8%continued
Targa Resources Corp.,
6.13%, 5/15/55	$50	$50
TGNR Intermediate Holdings LLC,
5.50%, 10/15/29(1)	118	116
TransMontaigne Partners LLC,
8.50%, 6/15/30(1)	37	38
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30(1)	50	51
4.13%, 8/15/31(1)	50	47
6.00%, 5/1/36(1)	25	25
Venture Global LNG, Inc.,
9.50%, 2/1/29(1)	194	209
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 9/30/29(1) (3) (11) †	385	376
9.88%, 2/1/32(1)	425	454
6.38%, 12/15/34(1)	226	222
6.63%, 6/15/36(1)	161	159
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/30(1)	114	117
7.50%, 5/1/33(1)	90	99
6.50%, 1/15/34(1)	322	336
6.50%, 6/15/34(1)	75	78
7.75%, 5/1/35(1)	110	123
6.75%, 1/15/36(1)	414	439
Western Midstream Operating L.P.,
7.25%, 4/1/30(1)	25	26
Wildfire Intermediate Holdings LLC,
7.50%, 10/15/29(1)	71	73
		11,242
Publishing & Broadcasting – 1.9%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 4/15/28(1)	225	225
7.50%, 6/1/29(1)	82	82
7.88%, 4/1/30(1)	228	238
7.13%, 2/15/31(1)	177	183
7.50%, 3/15/33(1)	176	185
EW Scripps (The) Co.,
9.88%, 8/15/30(1)	50	44
Gray Media, Inc.,
4.75%, 10/15/30(1)	100	72
5.38%, 11/15/31(1)	100	67
9.63%, 7/15/32(1)	120	116
FIXED INCOME FUNDS 206 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Publishing & Broadcasting – 1.9%continued
7.25%, 8/15/33(1) †	$115	$113
iHeartCommunications, Inc.,
4.75%, 1/15/28(1)	75	72
9.13%, 5/1/29(1)	70	69
10.88%, 5/1/30(1) †	90	78
7.75%, 8/15/30(1)	64	60
Lamar Media Corp.,
5.38%, 11/1/33(1)	152	149
McGraw-Hill Education, Inc.,
8.00%, 8/1/29(1)	575	576
7.38%, 9/1/31(1)	25	25
News Corp.,
5.13%, 2/15/32(1)	50	49
Nexstar Media, Inc.,
6.50%, 9/15/33(1)	125	125
7.25%, 4/15/34(1)	25	25
Scripps Escrow II, Inc.,
5.38%, 1/15/31(1)	25	15
Sinclair Television Group, Inc.,
5.50%, 3/1/30(1) †	25	22
4.38%, 12/31/32(1)	25	19
8.13%, 2/15/33(1)	148	152
		2,761
Real Estate Investment Trusts – 2.1%
Brandywine Operating Partnership L.P.,
6.13%, 1/15/31	25	24
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27(1)	64	63
CTR Partnership L.P./CareTrust Capital Corp.,
3.88%, 6/30/28(1)	50	49
Diversified Healthcare Trust,
7.25%, 10/15/30(1)	41	42
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32(1)	175	168
Iron Mountain, Inc.,
4.88%, 9/15/27(1)	50	50
5.25%, 3/15/28(1)	50	50
5.00%, 7/15/28(1)	25	25
5.25%, 7/15/30(1)	125	123
4.50%, 2/15/31(1)	75	72
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Real Estate Investment Trusts – 2.1%continued
6.25%, 1/15/33(1)	$85	$86
6.25%, 1/15/35(1)	226	227
Millrose Properties, Inc.,
6.38%, 8/1/30(1)	194	197
6.25%, 9/15/32(1)	105	106
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27†	100	97
4.63%, 8/1/29	50	40
3.50%, 3/15/31	50	34
8.50%, 2/15/32(1)	252	258
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
5.88%, 10/1/28(1)	25	25
4.88%, 5/15/29(1)	50	49
7.00%, 2/1/30(1)	70	72
Pebblebrook Hotel L.P./PEB Finance Corp.,
6.38%, 10/15/29(1)	49	50
Prologis L.P.,
5.25%, 3/15/54	50	47
RHP Hotel Properties L.P./RHP Finance Corp.,
4.50%, 2/15/29(1)	25	24
6.50%, 4/1/32(1)	50	51
6.50%, 6/15/33(1)	107	110
5.75%, 3/15/34(1)	99	98
RLJ Lodging Trust L.P.,
3.75%, 7/1/26(1)	25	25
4.00%, 9/15/29(1) †	114	109
Service Properties Trust,
0.00%, 9/30/27(1) (2)	42	39
4.95%, 10/1/29†	50	47
4.38%, 2/15/30†	25	23
8.63%, 11/15/31(1)	261	275
8.88%, 6/15/32	51	52
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
6.00%, 1/15/30(1)	85	83
XHR L.P.,
4.88%, 6/1/29(1)	25	24
6.63%, 5/15/30(1)	48	49
		2,963
NORTHERN FUNDS QUARTERLY REPORT  207 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Real Estate Owners & Developers – 0.2%
Five Point Operating Co. L.P.,
8.00%, 10/1/30(1)	$39	$40
Howard Hughes (The) Corp.,
4.13%, 2/1/29(1)	50	48
4.38%, 2/1/31(1)	36	34
5.88%, 3/1/32(1)	48	48
6.13%, 3/1/34(1)	77	76
		246
Real Estate Services – 0.4%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.,
7.00%, 4/15/30(1)	108	109
7.00%, 4/15/30	86	87
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29(1)	50	50
5.25%, 4/15/30(1)	50	48
9.75%, 4/15/30(1)	25	27
CoreLogic, Inc.,
4.50%, 5/1/28(1)	235	229
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28(1)	7	7
8.88%, 9/1/31(1)	25	26
		583
Retail - Consumer Staples – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
6.50%, 2/15/28(1)	75	75
4.88%, 2/15/30(1)	50	48
5.50%, 3/31/31(1)	51	50
5.63%, 3/31/32(1)	97	94
6.25%, 3/15/33(1)	27	27
5.75%, 3/31/34(1)	204	194
Ingles Markets, Inc.,
4.00%, 6/15/31(1)	75	71
Kroger (The) Co.,
5.00%, 9/15/34	25	25
5.50%, 9/15/54	100	94
5.65%, 9/15/64	50	47
		725
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Retail - Discretionary – 2.5%
Academy Ltd.,
5.88%, 5/15/31(1)	$25	$25
Advance Auto Parts, Inc.,
7.00%, 8/1/30(1)	53	54
7.38%, 8/1/33(1) †	25	26
Asbury Automotive Group, Inc.,
4.63%, 11/15/29(1)	25	24
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27(1)	11	11
4.75%, 4/1/28(1)	50	49
8.25%, 1/15/30(1) †	125	129
8.00%, 2/15/31(1)	25	25
8.38%, 6/15/32(1) †	135	136
Bath & Body Works, Inc.,
6.63%, 10/1/30(1)	25	26
6.75%, 7/1/36	75	75
Builders FirstSource, Inc.,
5.00%, 3/1/30(1)	75	74
4.25%, 2/1/32(1)	125	116
6.38%, 6/15/32(1)	100	101
6.38%, 3/1/34(1)	125	126
6.75%, 5/15/35(1)	118	120
Carvana Co.,
9.00%, 6/1/30(1)	140	144
9.00%, 6/1/31(1)	265	292
Cougar JV Subsidiary LLC,
8.00%, 5/15/32(1)	41	43
Gap (The), Inc.,
3.63%, 10/1/29(1)	25	24
Hertz (The) Corp.,
12.63%, 7/15/29(1) †	50	41
5.00%, 12/1/29(1) †	25	8
LBM Acquisition LLC,
6.25%, 1/15/29(1) †	50	36
LCM Investments Holdings II LLC,
4.88%, 5/1/29(1)	71	69
8.25%, 8/1/31(1)	51	53
Lithia Motors, Inc.,
4.63%, 12/15/27(1)	50	50
3.88%, 6/1/29(1)	50	48
5.50%, 10/1/30(1)	53	52
Macy's Retail Holdings LLC,
4.50%, 12/15/34	25	22
FIXED INCOME FUNDS 208 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Retail - Discretionary – 2.5%continued
5.13%, 1/15/42	$75	$62
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29(1)	25	25
Michaels (The) Cos., Inc.,
8.50%, 3/15/33(1)	150	149
Park River Holdings, Inc.,
8.00%, 3/15/31(1)	25	25
QXO Building Products, Inc.,
6.50%, 7/15/31(1)	139	142
6.75%, 4/30/32(1)	206	213
6.88%, 7/15/34(1)	132	136
Saks Global Enterprises LLC,
11.00%, 12/15/29(4) (6)	67	—
Sonic Automotive, Inc.,
4.63%, 11/15/29(1)	50	49
Staples, Inc.,
10.75%, 9/1/29(1)	87	83
12.75%, 1/15/30(1)	38	29
Wand NewCo 3, Inc.,
7.63%, 1/30/32(1)	367	380
White Cap Supply Holdings LLC,
7.38%, 11/15/30(1) †	336	341
		3,633
Semiconductors – 0.2%
Amkor Technology, Inc.,
5.88%, 10/1/33(1)	38	38
Coherent Corp.,
5.00%, 12/15/29(1) †	157	155
Entegris, Inc.,
5.95%, 6/15/30(1)	25	25
ON Semiconductor Corp.,
3.88%, 9/1/28(1)	50	49
Synaptics, Inc.,
4.00%, 6/15/29(1) †	50	49
		316
Software – 2.4%
AthenaHealth Group, Inc.,
6.50%, 2/15/30(1)	1,128	1,082
Capstone Borrower, Inc.,
8.00%, 6/15/30(1)	49	47
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Software – 2.4%continued
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.00%, 6/15/29(1)	$5	$3
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29(1) †	88	47
Cloud Software Group, Inc.,
6.50%, 3/31/29(1)	368	357
9.00%, 9/30/29(1)	342	332
8.25%, 6/30/32(1)	25	23
6.63%, 8/15/33(1)	25	22
CoreWeave, Inc.,
9.25%, 6/1/30(1)	107	108
9.00%, 2/1/31(1) †	441	436
9.75%, 10/1/31(1)	403	402
9.63%, 7/15/32(1)	75	74
Ellucian Holdings, Inc.,
6.50%, 12/1/29(1)	290	280
Gen Digital, Inc.,
6.75%, 9/30/27(1)	25	25
7.13%, 9/30/30(1) †	50	51
McAfee Corp.,
7.38%, 2/15/30(1)	50	42
SS&C Technologies, Inc.,
6.50%, 6/1/32(1)	25	25
UKG, Inc.,
6.88%, 2/1/31(1)	121	117
		3,473
Specialty Finance – 4.9%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 7.10%, 8/15/31(3) (11)	25	25
6.70%, 2/14/33†	50	51
Arbor Realty SR, Inc.,
8.50%, 12/15/28(1)	25	25
7.88%, 7/15/30(1)	50	47
Azorra Finance Ltd.,
7.75%, 4/15/30(1)	75	78
7.25%, 1/15/31(1)	35	36
6.25%, 2/15/34(1)	34	33
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27(1)	101	100
7.75%, 12/1/29(1)	25	26
NORTHERN FUNDS QUARTERLY REPORT  209 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Specialty Finance – 4.9%continued
Block, Inc.,
5.63%, 8/15/30(1)	$107	$107
6.50%, 5/15/32	21	21
6.00%, 8/15/33(1)	180	181
CrossCountry Intermediate HoldCo LLC,
6.50%, 10/1/30(1)	41	40
6.75%, 12/1/32(1)	63	61
Fair Isaac Corp.,
6.00%, 5/15/33(1)	113	111
6.25%, 9/15/34(1)	140	138
FirstCash, Inc.,
4.63%, 9/1/28(1)	25	25
5.63%, 1/1/30(1)	25	25
6.88%, 3/1/32(1)	50	51
Freedom Mortgage Corp.,
6.63%, 1/15/27(1)	125	125
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29(1)	50	52
6.88%, 5/1/31(1)	6	6
9.13%, 5/15/31(1)	45	47
8.38%, 4/1/32(1)	20	20
7.88%, 4/1/33(1)	33	32
FTAI Aviation Investors LLC,
5.50%, 5/1/28(1)	83	83
7.88%, 12/1/30(1)	39	41
7.00%, 5/1/31(1)	143	148
7.00%, 6/15/32(1)	250	258
5.88%, 4/15/33(1)	204	204
ION Platform Finance U.S., Inc./ION Platform Finance S.A.R.L.,
5.00%, 5/1/28(1)	105	96
8.75%, 5/1/29(1)	25	22
Jefferson Capital Holdings LLC,
6.00%, 8/15/26(1)	50	50
9.50%, 2/15/29(1)	25	26
8.25%, 5/15/30(1)	75	79
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27(1)	25	25
7.00%, 7/15/31(1)	25	26
LD Holdings Group LLC,
8.75%, 11/1/27(1) †	17	16
6.13%, 4/1/28(1)	25	21
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Specialty Finance – 4.9%continued
LFS Topco LLC,
8.75%, 7/15/30(1) †	$100	$100
Navient Corp.,
5.50%, 3/15/29	75	72
11.50%, 3/15/31	50	53
9.38%, 10/15/31	26	26
7.88%, 6/15/32†	24	22
OneMain Finance Corp.,
6.63%, 5/15/29	14	14
5.38%, 11/15/29	87	85
7.88%, 3/15/30	97	101
6.13%, 5/15/30	74	74
4.00%, 9/15/30†	45	42
7.50%, 5/15/31	64	66
7.13%, 11/15/31	93	95
6.75%, 3/15/32	198	199
7.13%, 9/15/32	51	52
6.50%, 3/15/33	102	100
6.75%, 9/15/33	159	157
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
7.75%, 5/15/31(1)	25	25
PennyMac Financial Services, Inc.,
4.25%, 2/15/29(1)	50	48
7.88%, 12/15/29(1)	49	51
7.13%, 11/15/30(1)	25	25
5.75%, 9/15/31(1)	75	71
6.88%, 5/15/32(1)	66	65
6.88%, 2/15/33(1)	75	73
6.75%, 2/15/34(1)	98	94
PHH Escrow Issuer LLC/PHH Corp.,
9.88%, 11/1/29(1)	75	73
PRA Group, Inc.,
8.38%, 2/1/28(1)	25	25
8.88%, 1/31/30(1)	50	52
Rithm Capital Corp.,
8.00%, 4/1/29(1)	50	50
8.00%, 7/15/30(1)	25	25
8.50%, 6/1/31(1)	50	50
Rocket Cos., Inc.,
6.50%, 8/1/29(1)	34	35
6.13%, 8/1/30(1)	120	122
6.13%, 8/1/31(1)	82	84
7.13%, 2/1/32(1)	171	178
FIXED INCOME FUNDS 210 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Specialty Finance – 4.9%continued
6.38%, 8/1/33(1)	$224	$228
6.50%, 6/15/34(1)	72	74
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
4.00%, 10/15/33(1)	186	167
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
6.75%, 8/15/32(1)	269	270
SLM Corp.,
6.50%, 1/31/30	25	25
(Variable, U.S. SOFR Compounded Index + 2.71%), 6.50%, 5/15/32(3)	45	45
Starwood Property Trust, Inc.,
7.25%, 4/1/29(1)	29	30
8/15/29(1) (8)	26	26
6.00%, 4/15/30(1)	67	67
6.50%, 7/1/30(1)	40	41
6.50%, 10/15/30(1)	47	48
6.13%, 6/1/31(1)	25	25
Stonebriar ABF Issuer LLC,
8.13%, 12/15/30(1)	50	52
Synchrony Financial,
7.25%, 2/2/33	50	52
United Wholesale Mortgage LLC,
5.75%, 6/15/27(1)	25	25
5.50%, 4/15/29(1)	59	55
UWM Holdings LLC,
6.63%, 2/1/30(1)	113	105
6.25%, 3/15/31(1) †	121	108
Walker & Dunlop, Inc.,
6.63%, 4/1/33(1)	72	73
WEX, Inc.,
6.50%, 3/15/33(1)	463	461
WS Escrow LLC,
7.75%, 6/1/33(1)	63	65
		7,004
Steel – 2.4%
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29(1)	86	86
Carpenter Technology Corp.,
5.63%, 3/1/34(1)	68	68
Cleveland-Cliffs, Inc.,
6.88%, 11/1/29(1)	109	110
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Steel – 2.4%continued
6.75%, 4/15/30(1)	$25	$25
4.88%, 3/1/31(1)	25	23
7.50%, 9/15/31(1)	25	25
7.00%, 3/15/32(1)	155	154
7.38%, 5/1/33(1)	130	130
Commercial Metals Co.,
4.13%, 1/15/30	25	24
4.38%, 3/15/32†	25	24
5.75%, 11/15/33(1)	75	75
6.00%, 12/15/35(1)	71	71
Hybar LLC,
7.38%, 7/1/34(1)	86	86
Specialty Building Products Holdings LLC/SBP Finance Corp.,
12.00%, 11/15/33(7) (12)	2,490	2,490
TMS International Corp.,
6.25%, 4/15/29(1)	25	25
		3,416
Technology Hardware – 0.5%
Diebold Nixdorf, Inc.,
7.75%, 3/31/30(1)	25	26
Ingram Micro, Inc.,
4.75%, 5/15/29(1)	200	197
NCR Atleos Corp.,
9.50%, 4/1/29(1)	25	27
NCR Voyix Corp.,
5.00%, 10/1/28(1)	25	25
5.13%, 4/15/29(1)	30	29
Seagate Data Storage Technology Pte. Ltd.,
4.09%, 6/1/29(1)	25	24
8.25%, 12/15/29(1)	23	24
5.88%, 7/15/30(1)	64	65
4.13%, 1/15/31(1)	55	52
8.50%, 7/15/31(1)	40	42
9.63%, 12/1/32(1)	70	77
5.75%, 12/1/34	12	12
TTM Technologies, Inc.,
4.00%, 3/1/29(1) †	50	48
Viavi Solutions, Inc.,
3.75%, 10/1/29(1) †	37	35
NORTHERN FUNDS QUARTERLY REPORT  211 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Technology Hardware – 0.5%continued
Zebra Technologies Corp.,
6.50%, 6/1/32(1)	$73	$74
		757
Telecommunications – 5.2%
APLD ComputeCo 2 LLC,
6.75%, 3/15/31(1) †	107	107
APLD ComputeCo 3 LLC,
7.00%, 6/15/31(1)	392	391
APLD ComputeCo LLC,
9.25%, 12/15/30(1)	578	624
AT&T, Inc.,
3.55%, 9/15/55	25	16
6.00%, 4/30/56	100	97
Black Pearl Compute LLC,
6.13%, 2/15/31(1)	65	66
Cipher Compute LLC,
7.13%, 11/15/30(1)	117	122
Core Scientific Finance I LLC,
7.75%, 5/15/31(1)	275	279
ELK Grove Village Property LLC,
7.50%, 6/15/31(1)	80	81
Embarq LLC,
8.00%, 6/1/36	50	14
Flash Compute LLC,
7.25%, 12/31/30(1)	221	227
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	25	15
Level 3 Financing, Inc.,
3.75%, 7/15/29(1) †	4	4
6.88%, 6/30/33(1)	371	381
7.00%, 3/31/34(1)	381	393
8.50%, 1/15/36(1)	382	410
7.50%, 2/15/37(1)	140	144
Lumen Technologies, Inc.,
4.50%, 1/15/29(1)	50	48
5.38%, 6/15/29(1)	25	24
Meridian Arc Holdco LLC,
6.25%, 4/30/31(1)	1,212	1,215
PR RNO Property Owner 1 LLC,
6.50%, 5/1/31(1)	231	231
Sable International Finance Ltd.,
7.13%, 10/15/32(1)	200	198
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Telecommunications – 5.2%continued
SE Cosmos LLC,
8.88%, 5/1/31(1)	$426	$438
Stingray Compute LLC,
6.00%, 6/15/31(1)	77	77
SV RNO Property Owner 1 LLC,
5.88%, 3/1/31(1)	418	412
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
4.75%, 4/15/28(1)	25	25
6.50%, 2/15/29(1)	89	88
8.63%, 6/15/32(1)	175	183
8.63%, 6/15/32(1)	179	187
Verizon Communications, Inc.,
6.73%, 2/15/28(1)	25	25
Viasat, Inc.,
6.50%, 7/15/28(1)	25	25
7.50%, 5/30/31(1) †	25	25
Windstream Services LLC,
7.50%, 10/15/33(1)	93	98
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31(1)	326	344
WULF Compute LLC,
7.75%, 10/15/30(1)	200	210
Yondr JK 1 LLC,
6.88%, 6/30/31(1)	93	93
Zayo Group Holdings, Inc.,
9.25%, 3/9/30(1) (5)	49	48
13.75%, 9/9/30(1) (5)	164	163
		7,528
Transportation & Logistics – 0.9%
Alaska Airlines, Inc.,
6.50%, 6/1/31(1)	25	25
American Airlines, Inc.,
7.25%, 2/15/28(1) †	50	51
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.75%, 4/20/29(1)	175	175
Beacon Mobility Corp.,
7.25%, 8/1/30(1)	25	26
GB AIT Buyer, Inc.,
8.75%, 4/30/34(1)	164	164
Genesee & Wyoming, Inc.,
6.25%, 4/15/32(1)	99	100
FIXED INCOME FUNDS 212 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Transportation & Logistics – 0.9%continued
JetBlue Airways Corp./JetBlue Loyalty L.P.,
9.88%, 9/20/31(1)	$177	$160
OneSky Flight LLC,
8.88%, 12/15/29(1)	72	76
PODS LLC,
8.75%, 5/15/31(1)	94	92
Rand Parent LLC,
8.50%, 2/15/30(1)	72	75
RXO, Inc.,
6.38%, 5/15/31(1)	13	13
Star Leasing Co. LLC,
7.63%, 2/15/30(1)	25	25
Stonepeak Nile Parent LLC,
7.25%, 3/15/32(1)	14	15
United Airlines Holdings, Inc.,
5.38%, 3/1/31	97	96
United Airlines, Inc.,
4.63%, 4/15/29(1)	25	25
Watco Cos. LLC/Watco Finance Corp.,
7.13%, 8/1/32(1)	88	90
XPO, Inc.,
6.25%, 6/1/28(1)	25	25
7.13%, 6/1/31(1)	25	26
7.13%, 2/1/32(1)	25	26
		1,285
Transportation Equipment – 0.2%
Allison Transmission, Inc.,
4.75%, 10/1/27(1)	25	25
3.75%, 1/30/31(1)	25	23
5.88%, 12/1/33(1)	76	76
JB Poindexter & Co., Inc.,
8.75%, 12/15/31(1)	50	52
Trinity Industries, Inc.,
7.75%, 7/15/28(1)	50	51
		227
Wholesale - Consumer Staples – 0.4%
C&S Group Enterprises LLC,
5.00%, 12/15/28(1)	25	24
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.,
9.00%, 2/15/29(1)	106	111
7.13%, 4/30/33(1) †	61	62
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.1% continued
Wholesale - Consumer Staples – 0.4%continued
Performance Food Group, Inc.,
4.25%, 8/1/29(1)	$50	$48
6.13%, 9/15/32(1)	64	65
5.63%, 3/1/34(1)	79	77
U.S. Foods, Inc.,
6.88%, 9/15/28(1)	25	26
7.25%, 1/15/32(1)	25	26
5.75%, 4/15/33(1)	50	50
United Natural Foods, Inc.,
6.75%, 10/15/28(1)	50	50
		539
Wholesale - Discretionary – 0.0%
Dealer Tire Financial LLC,
10/1/31(1) (8)	15	15
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28(1)	25	25
S&S Holdings LLC,
8.38%, 10/1/31(1)	25	24
		64
Total Corporate Bonds
(Cost $117,987)		116,420

FOREIGN ISSUER BONDS – 7.8%
Aerospace & Defense – 0.3%
Bombardier, Inc.,
8.75%, 11/15/30(1)	25	27
7.25%, 7/1/31(1)	50	52
6.75%, 6/15/33(1)	65	67
5.88%, 1/15/35(1)	25	25
Efesto Bidco S.p.A. Efesto U.S. LLC,
7.50%, 2/15/32(1)	200	200
		371
Asset Management – 0.1%
Brookfield Finance, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.30%, 1/15/55(3)	115	112
Automotive – 0.4%
IHO Verwaltungs GmbH,
7.38%, 5/15/33(1) (5)	200	208
NORTHERN FUNDS QUARTERLY REPORT  213 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued
Automotive – 0.4%continued
Nissan Motor Co. Ltd.,
8.13%, 7/17/35(1)	$400	$423
		631
Banking – 0.4%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28(3) (11) †	200	194
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29(3) (11)	200	222
(Variable, USD SOFR ICE Swap Rate 5Y + 3.69%), 7.63%, 3/15/35(3) (11)	200	209
		625
Biotechnology & Pharmaceuticals – 0.6%
Bausch Health Cos., Inc.,
7.00%, 1/15/28(1)	25	23
5.00%, 1/30/28(1)	50	44
4.88%, 6/1/28(1)	46	42
11.00%, 9/30/28(1)	341	347
7.25%, 5/30/29(1)	25	19
5.25%, 1/30/30(1)	25	16
5.25%, 2/15/31(1)	25	15
GENMAB A/S/GENMAB FINANCE LLC,
7.25%, 12/15/33(1)	200	208
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	81	81
		795
Chemicals – 0.2%
Methanex Corp.,
5.13%, 10/15/27	25	25
NOVA Chemicals Corp.,
5.25%, 6/1/27(1)	25	25
8.50%, 11/15/28(1)	50	52
4.25%, 5/15/29(1)	25	24
9.00%, 2/15/30(1)	50	53
7.00%, 12/1/31(1)	25	26
		205
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued
Commercial Support Services – 0.4%
Garda World Security Corp.,
7.75%, 2/15/28(1)	$77	$78
6.00%, 6/1/29(1)	90	89
6.50%, 1/15/31(1)	25	25
8.25%, 8/1/32(1)	200	205
8.38%, 11/15/32(1)	152	156
		553
Containers & Packaging – 0.1%
ARD Finance S.A.,
6.50%, 6/30/27(1) (4) (14)	—	—
Trivium Packaging Finance B.V.,
8.25%, 7/15/30(1)	180	190
		190
Electric Utilities – 0.0%
TransAlta Corp.,
5.88%, 2/1/34	33	32
Electrical Equipment – 0.0%
TK Elevator Midco GmbH,
4.38%, 7/15/27(9)	19	22
Gas & Water Utilities – 0.1%
AltaGas Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.57%), 7.20%, 10/15/54(1) (3)	42	44
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29(1)	25	24
		68
Home Construction – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29(1)	126	120
4.88%, 2/15/30(1)	25	23
Empire Communities Corp.,
9.75%, 5/1/29(1)	60	62
Mattamy Group Corp.,
4.63%, 3/1/30(1)	65	62
6.00%, 12/15/33(1)	11	11
		278
Insurance – 1.1%
Ardonagh Finco Ltd.,
7.75%, 2/15/31(1)	200	202
FIXED INCOME FUNDS 214 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued
Insurance – 1.1%continued
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32(1)	$400	$389
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
7.25%, 2/15/31(1)	230	223
8.13%, 2/15/32(1)	213	191
Jones Deslauriers Insurance Management, Inc.,
8.50%, 3/15/30(1)	57	58
6.88%, 10/1/33(1)	475	440
		1,503
Leisure Facilities & Services – 0.8%
1011778 B.C. ULC/New Red Finance, Inc.,
4.38%, 1/15/28(1)	8	8
6.13%, 6/15/29(1)	25	25
4.00%, 10/15/30(1)	282	266
A&K Travel Group Holdings Ltd.,
7.50%, 5/15/33(1)	210	212
Great Canadian Gaming Corp./Raptor LLC,
8.75%, 11/15/29(1)	91	91
Melco Resorts Finance Ltd.,
5.38%, 12/4/29(1)	200	195
Wynn Macau Ltd.,
5.63%, 8/26/28(1)	200	199
6.75%, 2/15/34(1)	200	199
		1,195
Metals & Mining – 0.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26(1)	1,665	716
Capstone Copper Corp.,
6.75%, 3/31/33(1)	25	25
Champion Iron Canada, Inc.,
7.88%, 7/15/32(1)	25	26
ERO Copper Corp.,
6.50%, 2/15/30(1)	129	129
Fortescue Treasury Pty. Ltd.,
5.88%, 4/15/30(1)	13	13
4.38%, 4/1/31(1)	56	53
6.13%, 4/15/32(1)	75	77
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued
Metals & Mining – 0.9%continued
IAMGOLD Corp.,
5.75%, 10/15/28(1)	$25	$25
Mineral Resources Ltd.,
8.50%, 5/1/30(1)	50	52
7.00%, 4/1/31(1)	25	26
6.00%, 5/1/32(1)	45	44
6.25%, 5/1/34(1)	45	44
Skeena Resources Ltd.,
8.50%, 4/1/31(1)	32	34
Trekor Metals Ltd.,
8.25%, 5/1/30(1)	25	26
		1,290
Oil & Gas Services & Equipment – 0.0%
Enerflex, Inc.,
6.88%, 1/15/31(1)	31	32
Precision Drilling Corp.,
6.88%, 1/15/29(1)	25	25
		57
Oil & Gas Supply Chain – 0.4%
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 6/27/54(3) †	35	37
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.12%), 7.38%, 3/15/55(3)	31	33
Northriver Midstream Finance L.P.,
6.75%, 7/15/32(1)	70	71
OGX Austria GmbH,
8.50%, 6/1/18(1) (4) (6) (12)	2,420	—
8.38%, 4/1/22(1) (4) (7) (12)	1,800	—
South Bow Canadian Infrastructure Holdings Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.67%), 7.50%, 3/1/55(3)	25	27
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.95%), 7.63%, 3/1/55(3)	25	26
Teine Energy Ltd.,
6.88%, 4/15/29(1)	325	325
NORTHERN FUNDS QUARTERLY REPORT  215 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued
Oil & Gas Supply Chain – 0.4%continued
Vermilion Energy, Inc.,
6.88%, 5/1/30(1)	$25	$25
7.25%, 2/15/33(1)	25	24
		568
Retail - Consumer Staples – 0.1%
Boots Group Finco L.P.,
5.38%, 8/31/32(1)	100	118
Software – 0.1%
Open Text Corp.,
3.88%, 2/15/28(1)	50	49
Open Text Holdings, Inc.,
4.13%, 2/15/30(1)	25	23
4.13%, 12/1/31(1)	25	22
		94
Specialty Finance – 0.3%
GGAM Finance Ltd.,
6.88%, 4/15/29(1)	29	30
5.88%, 3/15/30(1)	25	25
Global Aircraft Leasing Co. Ltd.,
8.75%, 9/1/27(1) †	100	102
goeasy Ltd.,
9.25%, 12/1/28(1)	25	24
7.63%, 7/1/29(1)	25	23
6.88%, 5/15/30(1)	25	22
Phoenix Aviation Capital Ltd.,
9.25%, 7/15/30(1)	171	177
TrueNoord Capital DAC,
8.75%, 3/1/30(1)	25	26
		429
Steel – 0.0%
Algoma Steel, Inc.,
9.13%, 4/15/29(1)	25	23
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	25	27
		50
Technology Hardware – 0.0%
Nokia Oyj,
6.63%, 5/15/39	50	53
Telecommunications – 1.2%
Altice France Lux 3/Altice Holdings 1,
10.00%, 1/15/33(1)	55	54
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued
Telecommunications – 1.2%continued
Altice France S.A.,
4.25%, 10/15/29 [EUR](7)	$6	$131
9.50%, 11/1/29(1)	128	130
6.88%, 10/15/30(1)	317	307
6.50%, 10/15/31(1)	39	38
6.50%, 4/15/32(1)	170	165
6.88%, 7/15/32(1)	87	85
0.00%, 12/31/49 [EUR](1) (2) (11) (14)	—	5
Digicel Group Holdings Ltd.,
0.00%, 12/31/30(1) (2) (7)	25	1
0.00%, 12/31/30(1) (2) (6) (7)	9	—
Digicel International Finance Ltd./Difl U.S. LLC,
8.63%, 8/1/32(1)	200	206
Rogers Communications, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 4/15/55(3)	25	26
Telecom Italia Capital S.A.,
7.72%, 6/4/38	68	78
Telesat Canada/Telesat LLC,
5.63%, 12/6/26(1)	50	44
4.88%, 6/1/27(1)	50	43
6.50%, 10/15/27(1)	25	18
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31(1)	200	164
4.75%, 7/15/31(1)	200	164
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79(3)	50	52
		1,711
Transportation & Logistics – 0.1%
Latam Airlines Group S.A.,
7.88%, 4/15/30(1)	50	52
Seaspan Corp. Pte. Ltd.,
5.50%, 8/1/29(1)	25	25
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
9.50%, 6/1/28(1) †	25	25
6.38%, 2/1/30(1) †	50	48
FIXED INCOME FUNDS 216 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued
Transportation & Logistics – 0.1%continued
WestJet Airlines Ltd.,
8.00%, 2/14/31(1)	$34	$34
		184
Total Foreign Issuer Bonds
(Cost $15,785)		11,134

TERM LOANS – 3.4% (13)
Advertising & Marketing – 0.1%
CMG Media Corp., Term B-2 Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.33%, 6/18/29	48	43
Neptune BidCo U.S., Inc., 2026 Dollar Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 8.77%, 2/3/33	26	26
Summer Bidco B LLC, Extended Facility B,
(Floating, CME Term SOFR USD 3M + 5.00%), 8.99%, 2/15/29	17	14
		83
Aerospace & Defense – 0.0%
Kaman Corp., 2026-1 New Term Loan,
(Floating, CME Term SOFR USD 3M + 2.00%, 0.50% Floor), 5.67%, 2/26/32	7	7
Propulsion Newco LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.23%, 12/1/32	10	10
Signia Aerospace LLC, 2025 Delayed Draw Term Loan Retired 06/23/2026,
12/11/31(15) (16)	1	1
Signia Aerospace LLC, 2026 Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.20%, 12/11/31	11	11
TransDigm, Inc., Tranche N Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.14%, 2/13/33	26	26
		55
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.4% (13)continued
Apparel & Textile Products – 0.0%
Beach Acquisition Bidco LLC, Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 6.39%, 9/12/32	$25	$25
Asset Management – 0.0%
Acuren Delaware Holdco, Inc., Amendment No. 3 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.14%, 7/30/31	8	8
Jupiter Borrower, Inc., Initial Term Loan,
6/30/33(16)	17	17
		25
Automotive – 0.1%
Clarios Global L.P., 2026 Refinancing Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.14%, 1/28/32	45	45
Tenneco, Inc., Term A Loan,
(Floating, CME Term SOFR USD 3M + 4.75%, 0.50% Floor), 8.49%, 11/17/28	6	6
Tenneco, Inc., Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 8.74%, 11/17/28	37	37
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 8.83%, 11/17/28(10)	—	—
		88
Biotechnology & Pharmaceuticals – 0.1%
1261229 B.C. Ltd., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 6.25%), 9.89%, 10/8/30	25	24
Amneal Pharmaceuticals LLC, Amendment No. 2 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 6.64%, 8/1/32	46	47
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 7.39%, 4/23/31	35	35
		106
NORTHERN FUNDS QUARTERLY REPORT  217 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.4% (13)continued
Cable & Satellite – 0.1%
DIRECTV Financing LLC, 2025 Incremental Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.50%, 0.75% Floor), 9.16%, 2/17/31	$124	$124
Radiate Holdco LLC, First Out Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 7.26%, 9/25/29	73	65
		189
Capital Goods – 0.0%
PECF U.S.S. Intermediate Holding III LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 7.50%, 2.00% Floor), 11.18%, 3/3/33	6	5
Vortex Opco LLC, Second-Out New Money Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.03%, 12/17/28(7)	30	4
		9
Chemicals – 0.2%
Aruba Investments Holdings LLC, Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 7.77%, 11/24/27	10	9
Bond German BidCo 2 GmbH, Initial Term B-1 Loan,
6/29/33(16)	34	34
Discovery Purchaser Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 7.41%, 10/4/29	56	56
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 2.00% Floor), 9.64%, 12/21/29	13	12
GrafTech Global Enterprises, Inc., Term Loan,
(Floating, CME Term SOFR USD 3M + 6.00%, 2.00% Floor), 9.67%, 12/21/29	23	22
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.4% (13)continued
Chemicals – 0.2%continued
Herens Holdco S.a.r.l., Facility B,
(Floating, CME Term SOFR USD 3M + 3.93%, 0.75% Floor), 7.76%, 7/3/28	$80	$76
Olympus Water U.S. Holding Corp., 2025 Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 6.98%, 11/3/32	34	34
SCUR-Alpha 2505 GmbH & Co. KG, Tranche B-2 Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.53%, 4/8/31	8	5
		248
Commercial Support Services – 0.1%
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 6.89%, 8/20/32	39	39
Arcwood Environmental, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.64%, 4/1/33	12	12
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 6.89%, 1/31/31	28	25
CompoSecure Holdings LLC, Term Loan,
(Floating, CME Term SOFR USD 3M + 2.25%), 5.92%, 1/14/33	38	38
		114
Communications – 0.0%
Coral-U.S. Co-Borrower LLC, Term B-7 Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 6.92%, 1/31/32	16	16
Sterling Entertainment Enterprises LLC, Initial Loan,
10.25%, 4/10/26(6) (7) (12)	1,225	—
		16
FIXED INCOME FUNDS 218 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.4% (13)continued
Construction Materials – 0.1%
Quikrete Holdings, Inc., Tranche B-3 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 5.89%, 2/10/32	$49	$49
Wilsonart LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 7.98%, 8/5/31	29	26
		75
Containers & Packaging – 0.2%
Clydesdale Acquisition Holdings, Inc., Term B Loan,
4/13/29(16)	58	57
LABL, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 7.00%, 0.50% Floor), 8.94%, 10/30/28	28	12
Mauser Packaging Solutions Holding Co., 2025 Term Loan,
4/15/30 (16)	9	9
(Floating, CME Term SOFR USD 1M + 3.50%), 7.12%, 4/15/30	81	80
Multi-Color Corp., Interim New Money Dollar Term Loan,
12/2/26 (7) (16)	4	3
(Floating, CME Term SOFR USD 3M + 6.75%, 0.50% Floor), 10.41%, 12/2/26(7) (10)	—	—
Sword Purchaser LLC, Initial Dollar Term Loan,
4/9/33 (16)	36	36
(Floating, CME Term SOFR USD 1M + 4.00%), 7.64%, 4/9/33	34	33
		230
Electric Utilities – 0.0%
Alpha Generation LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 1.75%), 5.39%, 9/30/31	49	49
Lightning Power LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 2.00%), 5.64%, 8/18/31	25	24
		73
Electrical Equipment – 0.1%
Belden, Inc., Initial Term Loan,
7/1/33(16)	17	17
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.4% (13)continued
Electrical Equipment – 0.1%continued
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.62%, 12/2/31	$30	$30
Resilience Parent LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%), 6.23%, 2/28/33	42	42
Tega MC U.S., Inc., Term B Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.16%, 6/1/33	14	14
		103
Engineering & Construction – 0.1%
Azuria Water Solutions, Inc., Initial DDTL Loan,
4/25/33(15) (16)	4	4
Azuria Water Solutions, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.75%), 6.48%, 4/25/33	27	27
Brand Industrial Services, Inc., Tranche C Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 8.16%, 8/1/30	130	102
		133
Entertainment Content – 0.1%
Allen Media LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 9.38%, 2/10/27	46	31
Discovery Global Holdings, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.14%, 6/3/33	53	53
		84
Forestry, Paper & Wood Products – 0.0%
Glatfelter Corp., Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%), 7.89%, 11/4/31	45	45
Health Care Facilities & Services – 0.1%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 7.42%, 5/17/31	31	31
NORTHERN FUNDS QUARTERLY REPORT  219 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.4% (13)continued
Health Care Facilities & Services – 0.1%continued
LifePoint Health, Inc., 2024-2 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.18%, 5/17/31	$30	$29
Paradigm Parent LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%), 8.23%, 4/16/32	49	42
Star Parent, Inc., Term Loan B,
(Floating, CME Term SOFR USD 3M + 4.00%), 7.73%, 9/27/30	48	48
		150
Home & Office Products – 0.0%
Hunter Douglas Holding B.V., Amendment No. 3 Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 6.73%, 1/17/32	10	10
SWF Holdings I Corp., Delayed Draw Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.14%, 12/19/29	17	17
SWF Holdings I Corp., Tranche A-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.14%, 12/19/29	12	12
		39
Home Construction – 0.0%
CP Atlas Buyer, Inc., 2025 Term B Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 8.89%, 7/8/30	17	15
Industrial Support Services – 0.0%
BCPE Empire Holdings, Inc., Amendment No. 10 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.14%, 12/29/32	60	59
Institutional Financial Services – 0.0%
Summit Acquisition, Inc., Amendment No. 1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.14%, 10/16/31	28	28
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.4% (13)continued
Insurance – 0.1%
Amynta Agency Borrower, Inc., 2026 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.14%, 12/29/31	$9	$8
Ardonagh Midco 3 Ltd., Syndicated Facility B,
(Floating, CME Term SOFR USD 6M + 3.00%), 6.62%, 2/15/31	32	31
(Floating, CME Term SOFR USD 3M + 3.00%), 6.73%, 2/15/31	2	2
Asurion LLC, New B-12 Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 7.91%, 9/19/30	9	9
Asurion LLC, New Term B-13 Term Loan,
9/19/30 (16)	7	7
(Floating, CME Term SOFR USD 3M + 4.25%), 7.91%, 9/19/30	59	58
CRC Insurance Group LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.48%, 5/6/32	43	42
HIG Finance 2 Ltd., 2025-3 Dollar Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 6.39%, 4/18/30	6	6
Jones DesLauriers Insurance Management, Inc., 2026-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 6.66%, 2/2/33	30	29
		192
IT Services – 0.0%
Fortress Intermediate 3, Inc., Tranche B Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.62%, 6/27/31	7	7
Leisure Facilities & Services – 0.1%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan,
2/6/30(16)	26	25
City Football Group Ltd., Term B-1 Loan,
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 6.93%, 7/21/30	36	36
FIXED INCOME FUNDS 220 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.4% (13)continued
Leisure Facilities & Services – 0.1%continued
GAIA Purchaser, Inc., Term Loan B,
6/25/33(16)	$47	$47
Great Canadian Gaming Corp., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.43%, 11/1/29	21	21
OVG Business Services LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.64%, 6/25/31	2	2
Pioneer Opco LLC, Term B Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 6.89%, 5/15/33	52	52
Sabre GLBL, Inc., 2024 Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 0.50% Floor), 9.74%, 11/15/29	7	6
Sabre GLBL, Inc., 2024 Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 0.50% Floor), 9.74%, 11/15/29	2	2
Sabre GLBL, Inc., 2025 Other Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 6.25%, 0.50% Floor), 9.99%, 7/30/29	2	1
		192
Leisure Products – 0.0%
Majordrive Holdings IV LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%, 0.50% Floor), 7.99%, 6/1/28	8	7
Machinery – 0.0%
Arcline FM Holdings LLC, 2025-1 New Term Loan,
6/23/30(10) (16)	—	—
Husky Injection Molding Systems Ltd., 2026 Delayed Draw Term Loan,
2/15/29(7) (15) (16)	18	18
LSF12 Helix Parent LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.14%, 2/10/33	33	32
		50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.4% (13)continued
Medical Equipment & Devices – 0.1%
Bausch + Lomb Corp., Fourth Amendment Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%), 7.39%, 1/15/31	$138	$138
Hologic, Inc., USD Initial Term B Loan,
(Floating, CME Term SOFR USD 3M + 2.25%), 5.99%, 4/7/33	38	37
		175
Oil & Gas Supply Chain – 0.0%
Calcasieu Pass Funding LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 6M + 3.25%), 6.95%, 4/11/33	21	21
NGL Energy Operating LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.13%, 3/11/33	19	19
		40
Other Industrial – 0.0%
Jupiter Buyer, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 7.73%, 11/3/31	14	14
Publishing & Broadcasting – 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 7.76%, 8/21/28	89	89
Gray Television, Inc., Term D Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.73%, 12/1/28	25	25
iHeartCommunications, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 5.78%), 9.53%, 5/1/29	99	94
Sinclair Television Group, Inc., Term B-6 Loan,
12/31/29(16)	25	22
		230
Real Estate Services – 0.0%
CoreLogic, Inc., Initial Term Loan,
6/2/28 (16)	13	13
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.26%, 6/2/28	29	28
		41
NORTHERN FUNDS QUARTERLY REPORT  221 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.4% (13)continued
Retail - Consumer Staples – 0.1%
Boots Group Finco L.P., Closing Date Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 6.92%, 8/30/32	$117	$118
Retail - Discretionary – 0.2%
Champions Holdco, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.42%, 2/23/29	74	69
Hertz (The) Corp., Initial Term B Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.43%, 6/30/28	24	17
Hertz (The) Corp., Initial Term C Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.43%, 6/30/28	5	3
QXO Building Products, Inc., 2026 Incremental Term B Loan,
7/1/33(16)	40	40
White Cap Supply Holdings LLC, Tranche C Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 6.89%, 10/19/29	79	79
White Cap Supply Holdings LLC, Tranche D Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.14%, 2/10/33	48	48
		256
Software – 0.6%
athenahealth Group, Inc., Fourth Amendment Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 6.89%, 2/16/32	29	29
Clover Holdings 2 LLC, Initial Fixed Rate Term Loan,
7.75%, 12/9/31	309	292
Coreweave Financing DDTL V LLC, Delayed Draw Loan,
11/15/31 (15) (16)	149	152
(Floating, SOFR USD 1M + 4.50%), 8.12%, 11/15/31	61	63
Cotiviti, Inc., Initial Fixed Rate Term Loan,
7.63%, 5/1/31	281	262
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.4% (13)continued
Software – 0.6%continued
McAfee Corp., Second Amendment Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 6.64%, 3/1/29	$35	$31
Proofpoint, Inc., 2025-B Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 6.73%, 8/31/28	9	9
		838
Technology Hardware – 0.0%
Atlas CC Acquisition Corp., Second Out Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.75% Floor), 8.43%, 5/25/29	32	2
(Floating, PRIME USD 3M + 2.50%, 0.75% Floor), 9.25%, 5/25/29 (6)	1	—
Atlas CC Acquisition Corp., Second Out Term C Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.75% Floor), 8.43%, 5/25/29	5	1
		3
Telecommunications – 0.4%
Altice France S.A., USD TLB Loan,
(Floating, CME Term SOFR USD 3M + 6.88%), 10.55%, 5/31/31(12)	82	84
Digicel International Finance Ltd., 2026 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%), 8.23%, 8/6/32	43	43
Level 3 Financing, Inc., Term B-5 Refinancing Loans,
(Floating, CME Term SOFR USD 1M + 2.75%), 6.39%, 3/29/32	182	182
Windstream Services LLC, 2025 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 7.64%, 10/6/32	33	33
FIXED INCOME FUNDS 222 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.4% (13)continued
Telecommunications – 0.4%continued
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
3/11/30 (16)	$17	$17
(Floating, CME Term SOFR USD 1M + 3.00%), 6.76%, 3/11/30	213	213
		572
Transportation & Logistics – 0.1%
GB AIT Buyer, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 7.91%, 4/29/33	26	26
JetBlue Airways Corp., Initial Term Loan,
8/27/29(16)	17	15
PODS LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%), 8.13%, 5/14/31	7	7
WestJet Loyalty L.P., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.75%), 6.48%, 2/14/31	73	71
		119
Wholesale - Consumer Staples – 0.1%
Northeast Grocery, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 11.14%, 12/13/28	83	83
Total Term Loans
(Cost $6,304)		4,929

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 3.0%
Biotechnology & Pharmaceuticals – 0.0%
Endo Guc Trust, Class A(7) *	10,702	$—
Chemicals – 0.0%
Cornerstone Chemical Co. LLC(7) (12) *	602	—
SK Mohawk Holdings SCS(7) *	329	3
UTEX Industries, Inc.(12) *	2,200	62
		65
Construction Materials – 0.0%
Hardwoods Holdings, Inc.(6) (7) *	187	—
Consumer Cyclical – 0.0%
Rite Aid Corp.(6) (7) (12) *	3,929	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 3.0%continued
Consumer Finance – 0.0%
Curo Group Holdings LLC(7) *	549	$6
Containers & Packaging – 0.0%
Ardagh Holdings S.A.(1) *	889	6
Energy Equipment & Services – 0.0%
Nine Energy Service, Inc.*	2,325	30
Food Products – 0.0%
Lamb Weston Holdings, Inc.	697	30
Health Care Equipment & Supplies – 0.1%
Medline, Inc., Class A*	1,883	74
Health Care Facilities & Services – 0.0%
CHPPR Holdings, Inc.(7) (12) *	20	3
Par Health, Inc.(7) (12) *	897	3
		6
Metals & Mining – 2.6%
Constellium S.E.*	2,080	67
Real Alloy Parent, Inc.(7) (12) *	48	3,678
		3,745
Oil, Gas & Consumable Fuels – 0.0%
Cloud Peak Energy, Inc.(7) *	20	—
Pharmaceuticals – 0.1%
Keenova Therapeutics PLC(7) *	416	40
Mallinckrodt, Inc.(7) (12) *	481	46
		86
Specialized Finance – 0.1%
Carnelian Point Holdings A-1-B(7) (12) *	8,610	92
Carnelian Point Holdings L.P. (New York Stock Exchange)(7) (12) *	50	1
		93
Specialized Real Estate Investment Trusts – 0.1%
VICI Properties, Inc.	4,579	122
Total Common Stocks
(Cost $2,638)		4,263

CONVERTIBLE PREFERRED STOCKS – 0.1%
Financial Services – 0.0%
Shift4 Payments, Inc., 6.00%	241	15
NORTHERN FUNDS QUARTERLY REPORT  223 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 0.1%continued
Interactive Media & Services – 0.1%
Alphabet, Inc.*	650	$33
Alphabet, Inc. (NASDAQ Global Select)* †	650	33
		66
Total Convertible Preferred Stocks
(Cost $89)		81

MASTER LIMITED PARTNERSHIPS – 0.1%
Gas Utilities – 0.0%
Ferrellgas Partners L.P.*	900	22
Oil, Gas & Consumable Fuels – 0.1%
Energy Transfer L.P.	7,215	138
Enterprise Products Partners L.P.	1,291	47
		185
Total Master Limited Partnerships
(Cost $211)		207

PREFERRED STOCKS – 0.0%
Containers & Packaging – 0.0%
Labels Buyer LLC*	31	31
Total Preferred Stocks
(Cost $31)		31

OTHER – 0.0%
Escrow Cloud Peak Energy, Inc. (7) (12) *	250,000	2
Escrow GenOn Energy, Inc. (7) (12) *	25,000	—
Escrow Hertz (The) Corp. (1) (7) (12) *	125,000	—
Escrow High Ridge Brands Co. (1) (7) (12) *	1,100,000	—
Escrow Washington Mutual Bank (6) (7) (12) *	250,000	—
Total Other
(Cost $110)		2

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Audacy, Inc., Exp. 12/31/49, Strike $0.00(6) (7) *	38	$—
Audacy, Inc., Exp. 12/31/49, Strike $0.00(7) *	46	—
Audacy, Inc., Exp. 12/31/49, Strike $0.00(7) *	8	—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(7) *	111	—
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%continued
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(7) *	53	$—
Curo Group Holdings LLC, Exp. 7/19/31, Strike $0.00(7) *	960	1
Total Warrants
(Cost $1)		1

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 9.3%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(17) (18) (19)	8,490,823	$8,491
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(17) (18)	4,829,888	4,830
Total Investment Companies
(Cost $13,321)		13,321

Total Investments – 104.9%
(Cost $156,631)		150,555
Liabilities less Other Assets – (4.9%)		(7,099)
NET ASSETS – 100.0%		$143,456

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2026, the value of these securities amounted to approximately
$111,318,000 or 77.6% of net assets.

(2)	Zero coupon bond.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2026.
(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	Value rounds to less than one thousand.
(7)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(8)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(9)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(10)	Principal Amount and Value rounds to less than one thousand.
(11)	Perpetual bond. Maturity date represents next call date.
FIXED INCOME FUNDS 224 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
(12)
Restricted security. At June 30, 2026, the value of these restricted securities amounted to approximately $6,461,000 or 4.5% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Altice France S.A., USD TLB Loan, 10.55%, 5/31/31	10/1/25-12/17/25	$82
Carnelian Point Holdings A-1-B	7/5/22-8/6/24	53
Carnelian Point Holdings L.P. (New York Stock Exchange)	9/21/22	115
CHPPR Holdings, Inc.	3/1/24	—
Cornerstone Chemical Co. LLC	1/26/24	25
Escrow Cloud Peak Energy, Inc.	7/29/16-12/11/18	110
Escrow GenOn Energy, Inc.	12/19/18	—
Escrow Hertz (The) Corp.	7/1/21	—
Escrow High Ridge Brands Co.	12/18/20	—
Escrow Washington Mutual Bank	10/11/17	—
Mallinckrodt, Inc.	8/1/25	44
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,265
Par Health, Inc.	11/10/25	9
Real Alloy Parent, Inc.	5/31/18	1,738
Rite Aid Corp.	9/4/24	6
Specialty Building Products Holdings LLC/SBP Finance Corp., 12.00%, 11/15/33	8/11/25-5/20/26	2,490
Sterling Entertainment Enterprises LLC, Initial Loan, 10.25%, 4/10/26	2/6/25-2/4/26	1,225
UTEX Industries, Inc.	12/3/20	108

(13)	Variable or floating rate security. Rate as of June 30, 2026 is disclosed.
(14)	Principal amount is less than one thousand.
(15)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(16)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date.
(17)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(18)	7-day current yield as of June 30, 2026 is disclosed.
(19)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y - 10 Year

1M - 1 Month

3M - 3 Month

5Y - 5 Year

6M - 6 Month

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP Paribas	Euro	438	United States Dollar	510	9/16/26	$8
Subtotal Appreciation						8
Total						$8
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
U.S. Treasury Long Bond (United States Dollar)	(3)	$(341)	Short	9/26	$(9)
Ultra 10-Year U.S. Treasury Note (United States Dollar)	(5)	(562)	Short	9/26	(8)
Total					$(17)
NORTHERN FUNDS QUARTERLY REPORT  225 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
As of June 30, 2026, the Fund had the following centrally cleared credit default swap agreement outstanding:
BUY/SELL PROTECTION	Implied Credit Spread	(Pay)/ Receive Fixed Rate	Reference Entity/Security	Currency	Notional Amount	Maturity Date	Market Value (000s)	Upfront Premiums Paid/ (Received) (000s)	Unrealized Appreciation (Depreciation) (000s)
Sell	0.0303%	5.00%(1)	Markit CDX N.A. High Yield Index Series 46(1)	USD	648,303	6/20/31	$53	$26	$27
Total							$53	$26	$27

(1)	Payment frequency is quarterly.
As of June 30, 2026, the Fund had the following bilateral total return swap agreements outstanding:
COUNTERPARTY	FINANCING RATE/ PAY RATE	REFERENCE ENTITY/ASSET	NOTIONAL AMOUNT	CURRENCY	MATURITY DATE	MARKET VALUE (000S)	UPFRONT PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	SOFR 3M + 0.00%, 3.63%(1)	IBOXX $ Liquid High Yield Index(2)	440,000	USD	3/22/27	$12	$(4)	$16
Morgan Stanley	SOFR 3M + 0.00%, 3.63%(1)	IBOXX $ Liquid High Yield Index(2)	85,000	USD	3/22/27	1	—*	1
Morgan Stanley	SOFR 3M + 0.00%, 3.63%(1)	IBOXX $ Liquid High Yield Index(2)	85,000	USD	3/22/27	—*	(1)	1
Morgan Stanley	SOFR 3M + 0.00%, 3.63%(1)	IBOXX $ Liquid High Yield Index(2)	85,000	USD	3/22/27	—*	(1)	1
Morgan Stanley	SOFR 3M + 0.00%, 3.63%(1)	IBOXX $ Liquid High Yield Index(2)	1,284,000	USD	3/22/27	3	(11)	14
Total						$16	$(17)	$33

(1)	Payment frequency is quarterly.
(2)	Payment frequency is at maturity.
*	Amount rounds to less than one thousand.
FIXED INCOME FUNDS 226 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Assets
Convertible Bonds(1)	$—	$166	$—	$166
Corporate Bonds:
Commercial Support Services	—	4,011	27	4,038
Consumer Non-Cyclical	—	71	18	89
Steel	—	926	2,490	3,416
All Other Industries(1)	—	108,877	—	108,877
Total Corporate Bonds	—	113,885	2,535	116,420
Foreign Issuer Bonds:
Telecommunications	—	1,579	132	1,711
All Other Industries(1)	—	9,423	—	9,423
Total Foreign Issuer Bonds	—	11,002	132	11,134
Term Loans:
Capital Goods	—	5	4	9
Containers & Packaging	—	227	3	230
Machinery	—	32	18	50
All Other Industries(1)	—	4,640	—	4,640
Total Term Loans	—	4,904	25	4,929
Common Stocks:
Chemicals	—	62	3	65
Consumer Finance	—	—	6	6
Containers & Packaging	—	6	—	6
Health Care Facilities & Services	—	—	6	6
Metals & Mining	67	—	3,678	3,745
Pharmaceuticals	—	—	86	86
Specialized Finance	—	—	93	93
All Other Industries(1)	256	—	—	256
Total Common Stocks	323	68	3,872	4,263
Convertible Preferred Stocks(1)	81	—	—	81
Master Limited Partnerships(1)	207	—	—	207
Preferred Stocks	—	31	—	31
Other	—	—	2	2
Warrants	—	—	1	1
Investment Companies	13,321	—	—	13,321
Total Investments	13,932	130,056	6,567	150,555
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$8	$—	$8
Centrally Cleared Credit Default Swap Agreements	—	—	27	27
Bilateral Total Return Swaps	—	33	—	33
Liabilities
Futures Contracts Sold Short	(17)	—	—	(17)
Total Other Financial Instruments	$(17)	$40	$27	$50

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  227 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/26 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 6/30/26 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/26 (000S)
Corporate Bonds
Commercial Support Services	$—	$—	$—	$4	$23	$—	$—	$—	$27	$4
Consumer Non-Cyclical	18	(6)	—	6	—	—	—	—	18	6
Steel	2,490	—	—	—	—	—	—	—	2,490	—
Foreign Issuer Bonds
Telecommunications	112	—*	—	20	—	—	—	—	132	20
Term Loans
Capital Goods	4	(— )*	(— )*	1	—	(1)	—	—	4	1
Communications	—*	—	—	—	—	—	—	—	—*	—
Containers & Packaging	—	—	—	—	—	—	3	—	3	—
Machinery	—	—	—	—	—	—	18	—	18	—*
Common Stocks
Chemicals	4	—	—	(1)	—	—	—	—	3	(1)
Construction Materials	—*	—	—	—	—	—	—	—	—*	—
Consumer Cyclical	—*	—	—	—	—	—	—	—	—*	—
Consumer Finance	5	—	—	1	—	—	—	—	6	1
Health Care Facilities & Services	10	—	—	(4)	—	—	—	—	6	(4)
Metals & Mining	3522	—	—	156	—	—	—	—	3,678	156
Pharmaceuticals	81	—	—	5	16	(16)	—	—	86	26
Specialized Finance	92	—	—	1	—	—	—	—	93	1
Other	2	—	—	—	—	—	—	—	2	—
Warrants	1	—	—	—*	—	—	—	—	1	—*
Total	$6,341	($6 )	($— )	($189 )	$39	($17 )	$21	$—	$6,567	$210
* Amount rounds to less than one thousand.
Securities valued at $304 included in the Balance as of 6/30/26 above were valued using evaluated prices provided by a third party provider.  Securities valued at $6,263  included in the Balance as of 6/30/26 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
FIXED INCOME FUNDS 228 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)

	FAIR VALUE AT 6/30/26 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$2,490	Market Comparables	Yield(2)	6.0%
Common Stocks	$3,678	Discounted Cash Flow/Market Comparables	Discount Rate/EBITDA multiple(1)	13.8%/6.8x
	93	Market Comparables	Adjusted LTM EBITDA(1)	12.7x
	—*	Liquidation	Future Liquidation Payments(1)	$0.01
Term Loan	$—*	Discounted Cash Flow/Market Comparables	Discount Rate/EBITDA forward multiple(1)	16.1%/6.3x
Other	$2	Liquidation	Future Liquidation Payments(1)	$0.75

*	Amount rounds to less than one thousand.
(1)
The significant unobservable inputs that can be used in the fair value measurement are;  Discount Rate, EBITDA Multiple and future liquidation payments. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in
EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement. Significant decreases in the trading value of previous notes would result in lower fair values and significant increases in the trading value would result in higher fair values. Future liquidation payments are at the sole discretion of the company in which we have an ownership interest in, there are no increases/decreases based upon an increase or decrease in multiple or discount rate. There are no value increases or decreases in multiple or discount rate.

(2)
The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$8,511	$15,981	$16,001	$8,491	8,490,823	$26 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,659	19,994	20,823	4,830	4,829,888	47
Total	$14,170	$35,975	$36,824	$13,321	13,320,711	$73

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  229 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 10.8%
Auto Loan – 6.6%
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	$1,300	$1,314
Drive Auto Receivables Trust, Series 2024-1, Class B
5.31%, 1/16/29	292	293
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	896	897
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 5/15/31	490	494
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	456	463
GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D
5.53%, 2/18/31(1)	1,985	1,998
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	167	168
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	203	205
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class D
6.52%, 1/25/35(1)	1,281	1,236
Research-Driven Pagaya Motor Asset Trust, Series 2026-2A, Class D
6.86%, 2/26/35(1)	900	871
Research-Driven Pagaya Motor Trust, Series 2025-6A, Class B
5.09%, 8/25/34(1)	1,800	1,776
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class D
5.15%, 1/16/34(1)	500	499
Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class B
4.81%, 7/17/34(1)	370	369
Santander Drive Auto Receivables Trust, Series 2025-4, Class D
4.95%, 1/15/32	100	99
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3
4.44%, 12/20/30(1)	480	480
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.8%continued
Auto Loan – 6.6%continued
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	$300	$300
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	600	602
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	173	174
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	161	161
		12,399
Credit Card – 0.2%
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	180	180
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	236	237
		417
Other – 1.6%
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	205	206
Oryx Funding LLC, Series 2026-1A, Class A2
6.30%, 6/5/56(1)	660	662
Pagaya AI Debt Grantor Trust, Series 2024-PT1, Class D
6.26%, 2/16/32(1)	493	493
Pagaya AI Debt Trust, Series 2025-4, Class B
5.69%, 1/17/33(1)	760	761
PK Alift Loan Funding 8 LP, Series 2026-1, Class C
5.00%, 9/15/43(1)	244	239
Sotheby's Artfi Master Trust, Series 2026-1A, Class A1
4.80%, 6/20/33(1)	243	242
StoneX SBA Trust, Series 2026-1, Class A
3.88%, 2/25/57(1) (2)	7,953	414
		3,017
FIXED INCOME FUNDS 230 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.8%continued
Whole Loan – 2.4%
Bravo Residential Funding Trust, Series 2025-NQM1, Class A3
(Step to 6.91% on 2/25/29), 5.91%, 12/25/64(1) (3)	$1,539	$1,539
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A3
(Step to 6.23% on 1/25/30), 5.23%, 5/25/65(1) (3)	507	502
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (3)	346	347
OBX Trust, Series 2025-NQM21, Class A3
(Step to 6.29% on 12/25/29), 5.29%, 10/25/65(1) (3)	418	415
Provident Funding Mortgage Trust, Series 2025-2, Class A4
5.50%, 6/25/55(1) (2)	456	455
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A2
(Step to 6.85% on 7/25/29), 5.85%, 5/25/65(1) (3)	560	561
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A3
(Step to 6.86% on 7/25/29), 6.06%, 5/25/65(1) (3)	459	460
Sequoia Mortgage Trust, Series 2024-6, Class A11
6.00%, 7/27/54(1) (2)	191	190
		4,469
Total Asset-Backed Securities
(Cost $20,419)		20,302

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.3%
Non Agency – 6.3%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	1,525	1,351
BX Commercial Mortgage Trust, Series 2019-IMC, Class A
(Floating, CME Term SOFR 1M + 1.05%, 1.00% Floor), 4.67%, 4/15/34(1) (4)	236	235
FS Commercial Mortgage Trust, Series 2023-4SZN, Class B
7.54%, 11/10/39(1) (2)	1,220	1,227
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.3%continued
Non Agency – 6.3%continued
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C
8.12%, 11/10/39(1) (2)	$800	$805
GS Mortgage Securities Trust, Series 2021-GSA3, Class A1
1.37%, 12/15/54(1)	322	319
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	3,780	3,616
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.40%, 6/5/39(1)	1,080	1,020
MSRW Pass-Through Trust, Series 2025-CC, Class A
5.89%, 8/15/30(1)	1,566	1,537
MSRW Pass-Through Trust, Series 2025-CC, Class B
6.65%, 8/15/30(1)	800	784
SCMS Mortgage Trust, Series 2025-BNC1, Class AS
5.31%, 4/15/28(1)	900	899
		11,793
Total Commercial Mortgage-Backed Securities
(Cost $11,833)		11,793

CORPORATE BONDS – 40.7%
Aerospace & Defense – 1.1%
General Dynamics Corp.,
3.75%, 5/15/28	400	396
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	790	748
5.35%, 1/15/30	170	173
Lockheed Martin Corp.,
4.45%, 5/15/28	825	826
		2,143
Asset Management – 0.6%
Apollo Debt Solutions BDC,
5.70%, 1/23/31(1)	900	881
Citadel Finance LLC,
4.75%, 2/14/29(1)	200	197
		1,078
NORTHERN FUNDS QUARTERLY REPORT  231 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.7% continued
Automotive – 0.9%
Ford Motor Credit Co. LLC,
4.97%, 4/6/29	$375	$371
Hyundai Capital America,
5.28%, 6/24/27(1)	1,340	1,349
		1,720
Banking – 4.8%
Bank of America Corp.,
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27(5)	1,000	998
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 2/7/30(5)	370	363
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.87%), 4.79%, 3/4/29(5)	370	371
Citizens Bank N.A.,
(Variable, U.S. SOFR + 0.70%), 4.19%, 1/29/29(5)	675	670
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28(5)	500	501
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27(5)	1,000	993
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28(5)	1,710	1,707
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	400	401
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR Compounded Index + 0.97%), 4.79%, 5/10/30(5)	400	400
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27(5)	635	639
U.S. Bank N.A.,
(Variable, U.S. SOFR + 0.67%), 4.54%, 5/20/29(5)	1,060	1,058
Wells Fargo & Co.,
(Variable, U.S. SOFR + 1.07%), 5.71%, 4/22/28(5)	840	848
		8,949
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.7% continued
Biotechnology & Pharmaceuticals – 1.0%
AbbVie, Inc.,
4.65%, 3/15/28	$1,950	$1,958
Cable & Satellite – 0.4%
Space Exploration Technologies Corp.,
5.35%, 7/15/31(1)	841	839
Chemicals – 1.3%
Dow Chemical (The) Co.,
2.10%, 11/15/30	990	875
Ecolab, Inc.,
4.30%, 6/15/28	710	708
LYB International Finance III LLC,
5.13%, 1/15/31	800	799
		2,382
Commercial Support Services – 0.5%
Republic Services, Inc.,
5.00%, 11/15/29	485	491
Waste Management, Inc.,
4.50%, 3/15/28	400	401
		892
Construction Materials – 0.1%
Vulcan Materials Co.,
4.95%, 12/1/29	260	262
Containers & Packaging – 1.1%
Berry Global, Inc.,
1.65%, 1/15/27	950	936
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,175
		2,111
Diversified Industrials – 0.8%
Parker-Hannifin Corp.,
4.25%, 9/15/27	1,540	1,537
Electric Utilities – 1.0%
Constellation Energy Generation LLC,
3.90%, 1/8/28	430	426
Dominion Energy, Inc.,
4.60%, 5/15/28	640	640
DTE Energy Co.,
5.20%, 4/1/30	800	812
		1,878
Electrical Equipment – 0.5%
Carrier Global Corp.,
2.49%, 2/15/27	950	939
FIXED INCOME FUNDS 232 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.7% continued
Engineering & Construction – 0.1%
Installed Building Products, Inc.,
5.63%, 2/1/34(1)	$95	$94
Entertainment Content – 0.5%
Netflix, Inc.,
6.38%, 5/15/29	825	867
Finance Companies – 0.3%
Sumisho Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.44%), 6.00%, 9/24/29(5) (6)	650	628
Food – 1.4%
Cargill, Inc.,
4.63%, 2/11/28(1)	1,000	1,004
Kraft Heinz Foods Co.,
3.75%, 4/1/30	315	305
Mondelez International, Inc.,
4.13%, 5/7/28	1,400	1,389
		2,698
Gas & Water Utilities – 0.3%
National Fuel Gas Co.,
4.75%, 5/15/29	618	616
Health Care Facilities & Services – 2.2%
Cardinal Health, Inc.,
4.70%, 11/15/26	1,130	1,132
Cencora, Inc.,
4.63%, 12/15/27	410	410
CHS/Community Health Systems, Inc.,
5.25%, 5/15/30(1)	675	637
HCA, Inc.,
5.00%, 3/1/28	560	563
4.13%, 6/15/29	370	364
LifePoint Health, Inc.,
9.88%, 8/15/30(1)	1,000	1,054
		4,160
Institutional Financial Services – 1.0%
Depository Trust (The) Co.,
4.55%, 3/27/31(1)	250	248
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 0.90%), 4.15%, 10/21/29(5)	370	365
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.7% continued
Institutional Financial Services – 1.0%continued
LPL Holdings, Inc.,
4.90%, 4/3/28	$1,250	$1,251
		1,864
Insurance – 2.3%
Aon North America, Inc.,
5.15%, 3/1/29	725	735
Arthur J Gallagher & Co.,
4.60%, 12/15/27	1,230	1,232
New York Life Global Funding,
4.40%, 4/25/28(1)	1,350	1,348
Principal Financial Group, Inc.,
3.10%, 11/15/26	1,000	995
		4,310
Internet Media & Services – 0.2%
VeriSign, Inc.,
5.10%, 7/15/31	307	308
IT Services – 0.2%
International Business Machines Corp.,
4.65%, 2/10/28	400	401
Leisure Facilities & Services – 0.2%
Hyatt Hotels Corp.,
5.75%, 1/30/27	400	402
Leisure Products – 0.1%
Patrick Industries, Inc.,
6.38%, 11/1/32(1)	180	179
Machinery – 1.4%
Caterpillar Financial Services Corp.,
1.10%, 9/14/27	400	385
4.40%, 10/15/27	1,275	1,277
CNH Industrial Capital LLC,
4.50%, 10/8/27	480	480
John Deere Capital Corp.,
4.20%, 7/15/27	570	570
		2,712
Medical Equipment & Devices – 1.3%
Edwards Lifesciences Corp.,
4.30%, 6/15/28	1,140	1,134
Medtronic Global Holdings S.C.A.,
4.25%, 3/30/28	400	399
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	950	951
		2,484
NORTHERN FUNDS QUARTERLY REPORT  233 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.7% continued
Metals & Mining – 0.2%
Novelis Corp.,
3.88%, 8/15/31(1)	$430	$392
Oil & Gas Supply Chain – 3.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 7/1/34(1)	340	336
Cheniere Energy Partners L.P.,
4.50%, 10/1/29	730	725
Crescent Energy Finance LLC,
7.63%, 4/1/32(1)	275	277
HF Sinclair Corp.,
5.75%, 1/15/31†	1,200	1,226
Marathon Petroleum Corp.,
5.15%, 3/1/30	545	552
ONEOK, Inc.,
5.55%, 11/1/26	2,210	2,217
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.02%, 7/30/26(4) (6)	525	525
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29(1)	1,000	1,026
		6,884
Real Estate Investment Trusts – 1.8%
Extra Space Storage L.P.,
5.70%, 4/1/28	1,410	1,435
Public Storage Operating Co.,
5.13%, 1/15/29	825	839
Simon Property Group L.P.,
1.75%, 2/1/28	400	384
Store Capital LLC,
5.40%, 4/30/30	705	710
		3,368
Retail - Consumer Staples – 0.2%
7-Eleven, Inc.,
1.80%, 2/10/31(1)	386	336
Software – 2.5%
Cloud Software Group, Inc.,
8.25%, 6/30/32(1)	590	553
Oracle Corp.,
2.65%, 7/15/26	1,000	999
4.55%, 2/4/29	1,250	1,232
4.45%, 9/26/30	1,110	1,072
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.7% continued
Software – 2.5%continued
Salesforce, Inc.,
4.65%, 3/15/29	$813	$813
		4,669
Specialty Finance – 3.7%
Ally Financial, Inc.,
(Variable, U.S. SOFR Compounded Index + 1.96%), 5.74%, 5/15/29(5)	723	733
American Express Co.,
(Variable, U.S. SOFR + 0.93%), 5.04%, 7/26/28(5)	1,185	1,192
Block, Inc.,
5.63%, 8/15/30(1)	335	336
6.00%, 8/15/33(1)	675	680
Encore Capital Group, Inc.,
6.63%, 6/1/32(1)	550	551
Fair Isaac Corp.,
6.25%, 9/15/34(1)	1,020	1,005
Mastercard, Inc.,
4.55%, 3/15/28	400	401
OneMain Finance Corp.,
5.38%, 11/15/29	675	663
PennyMac Financial Services, Inc.,
7.13%, 11/15/30(1)	570	578
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30(5)	175	178
WEX, Inc.,
6.50%, 3/15/33(1)	570	567
		6,884
Technology Hardware – 1.3%
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26	1,100	1,091
Dell International LLC/EMC Corp.,
4.75%, 4/1/28	990	993
Zebra Technologies Corp.,
6.50%, 6/1/32(1)	430	435
		2,519
Telecommunications – 0.6%
Black Pearl Compute LLC,
6.13%, 2/15/31(1)	40	40
FIXED INCOME FUNDS 234 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.7% continued
Telecommunications – 0.6%continued
Cipher Compute LLC,
7.13%, 11/15/30(1)	$1,000	$1,040
		1,080
Tobacco & Cannabis – 0.2%
Philip Morris International, Inc.,
4.13%, 4/28/28	400	398
Transportation & Logistics – 0.8%
CSX Corp.,
3.80%, 3/1/28	400	396
Delta Air Lines, Inc.,
4.95%, 7/10/28	850	853
United Airlines, Inc.,
4.63%, 4/15/29(1)	200	197
		1,446
Transportation Equipment – 0.1%
Cummins, Inc.,
4.25%, 5/9/28	175	175
Total Corporate Bonds
(Cost $76,627)		76,562

FOREIGN ISSUER BONDS – 13.0%
Aerospace & Defense – 0.4%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	810	820
Banking – 8.4%
Banco Bilbao Vizcaya Argentaria S.A.,
4.15%, 3/3/29	400	394
Banco Santander S.A.,
4.60%, 4/15/29	1,200	1,195
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.45%), 5.54%, 3/14/30(5)	800	815
Barclays PLC,
(Variable, U.S. SOFR + 1.49%), 5.67%, 3/12/28(5)	1,280	1,290
(Variable, U.S. SOFR + 1.74%), 5.69%, 3/12/30(5)	370	378
Cooperatieve Rabobank U.A.,
3.75%, 7/21/26	1,600	1,599
Credit Agricole S.A.,
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28(1) (5)	1,430	1,430
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.0% continued
Banking – 8.4%continued
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27(5)	$500	$501
(Variable, U.S. SOFR + 1.06%), 5.60%, 5/17/28(5)	840	847
(Variable, U.S. SOFR + 0.94%), 4.71%, 5/12/30(5)	1,300	1,294
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 3/6/29(5)	1,650	1,682
Mizuho Bank Ltd.,
4.40%, 4/16/29(1)	400	399
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 3/1/28(5)	840	846
Royal Bank of Canada,
(Variable, U.S. SOFR + 1.01%), 4.61%, 5/3/32(5)	750	741
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 1/19/28(1) (5)	1,000	1,005
Toronto-Dominion Bank (The),
3.91%, 1/13/28	1,475	1,462
		15,878
Biotechnology & Pharmaceuticals – 0.2%
Astrazeneca Finance LLC,
4.88%, 3/3/28	400	403
Chemicals – 0.8%
Nutrien Ltd.,
4.85%, 5/29/31	785	784
5.25%, 3/12/32	610	620
		1,404
Electric Utilities – 0.2%
Electricite de France S.A.,
4.50%, 9/21/28(1)	350	349
Electrical Equipment – 0.2%
Tyco Electronics Group S.A.,
4.50%, 2/9/31	420	418
Industrial Support Services – 0.3%
Ashtead Capital, Inc.,
4.38%, 8/15/27(1)	500	498
NORTHERN FUNDS QUARTERLY REPORT  235 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.0% continued
Insurance – 0.1%
Nippon Life Insurance Co.,
4.75%, 4/2/31(1)	$200	$199
Metals & Mining – 0.8%
Rio Tinto Finance U.S.A. PLC,
4.50%, 3/14/28	850	851
Trekor Metals Ltd.,
8.25%, 5/1/30(1)	680	710
		1,561
Oil & Gas Supply Chain – 0.2%
Saudi Arabian Oil Co.,
4.00%, 2/2/29(1)	390	383
Specialty Finance – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.10%, 1/15/27	950	957
4.13%, 2/28/29	225	222
Avolon Holdings Funding Ltd.,
4.20%, 4/15/29(1)	500	491
		1,670
Telecommunications – 0.3%
NTT Finance Corp.,
4.88%, 7/16/30(1)	600	599
Transportation & Logistics – 0.2%
Air Canada,
3.88%, 8/15/26(1)	320	320
Total Foreign Issuer Bonds
(Cost $24,521)		24,502

U.S. GOVERNMENT AGENCIES – 8.1% (7)
Fannie Mae – 2.4%
Pool #555649,
7.50%, 10/1/32	2	2
Pool #AD0915,
5.50%, 12/1/38	11	12
Pool #AI3471,
5.00%, 6/1/41	39	39
Pool #BA6574,
3.00%, 1/1/31	220	215
Pool #BC0266,
3.50%, 2/1/31	201	198
Pool #BC1465,
2.50%, 7/1/31	143	137
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.1% (7)continued
Fannie Mae – 2.4%continued
Pool #BE0514,
2.50%, 11/1/31	$433	$415
Pool #BM1239,
3.50%, 2/1/32	214	210
Pool #BM4485,
3.00%, 9/1/30	183	180
Pool #BM5017,
3.00%, 3/1/30	174	170
Pool #BM5525,
4.00%, 3/1/31	1	1
Pool #BM5708,
3.00%, 12/1/29	13	13
Pool #FM1534,
4.50%, 9/1/49	524	512
Pool #FM1773,
3.00%, 12/1/31	124	121
Pool #FM1849,
3.50%, 12/1/33	237	231
Pool #FM1852,
3.00%, 7/1/33	242	236
Pool #FM1897,
3.00%, 9/1/32	163	159
Pool #FM3308,
3.00%, 4/1/32	380	372
Pool #FS4618,
4.50%, 2/1/51	586	568
Pool #FS4653,
5.50%, 5/1/53	508	513
Pool #MA3090,
3.00%, 8/1/32	115	111
		4,415
Freddie Mac – 5.4%
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	184	181
Pool #1B3617,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.92%, 1.92% Floor, 10.97% Cap), 6.59%, 10/1/37(4)	32	33
Pool #RA8880,
5.50%, 4/1/53	620	628
FIXED INCOME FUNDS 236 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.1% (7)continued
Freddie Mac – 5.4%continued
Pool #SB0084,
3.00%, 2/1/32	$476	$466
Pool #SB0093,
2.50%, 12/1/31	1,349	1,292
Pool #SB0215,
3.00%, 2/1/32	148	145
Pool #SB0216,
3.00%, 12/1/32	419	407
Pool #SB0329,
3.00%, 9/1/32	421	411
Pool #SD1959,
6.50%, 12/1/52	458	475
Pool #SD2342,
5.00%, 12/1/44	684	689
Pool #SD2665,
6.00%, 4/1/53	566	586
Pool #SD2922,
5.00%, 5/1/53	778	770
Pool #SD2999,
5.50%, 6/1/53	749	757
Pool #SD3133,
5.00%, 6/1/53	628	620
Pool #SD3136,
5.50%, 6/1/53	608	616
Pool #SD3174,
5.50%, 6/1/53	566	571
Pool #ZA2807,
2.50%, 2/1/28	15	15
Pool #ZK9070,
3.00%, 11/1/32	230	222
Pool #ZS6689,
2.50%, 4/1/28	50	49
Pool #ZS8598,
3.00%, 2/1/31	281	273
Pool #ZS8675,
2.50%, 11/1/32	495	471
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	559	532
		10,209
Freddie Mac Gold – 0.2%
Pool #A92650,
5.50%, 6/1/40	21	22
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.1% (7)continued
Freddie Mac Gold – 0.2%continued
Pool #E04360,
2.50%, 4/1/28	$65	$63
Pool #G18641,
3.00%, 4/1/32	86	83
Pool #G18647,
3.00%, 6/1/32	209	202
		370
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	259	240
Government National Mortgage Association, Series 2025-33, Class LH,
5.00%, 5/20/54	25	25
		265
Total U.S. Government Agencies
(Cost $15,663)		15,259

U.S. GOVERNMENT OBLIGATIONS – 14.6%
U.S. Treasury Notes – 14.6%
3.88%, 7/15/28(8)	1,312	1,305
3.50%, 11/15/28	7,700	7,584
3.50%, 2/15/29	6,675	6,564
3.63%, 10/31/30	100	98
3.88%, 3/31/31	11,955	11,785
		27,336
Total U.S. Government Obligations
(Cost $27,478)		27,336

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(9) (10) (11)	8,640	$9
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(9) (10)	2,426,007	2,426
Total Investment Companies
(Cost $2,435)		2,435

NORTHERN FUNDS QUARTERLY REPORT  237 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 5.2%
U.S. Treasury Bill,
3.35%, 1/21/27(8) (12)	$10,000	$9,791
Total Short-Term Investments
(Cost $9,810)		9,791

Total Investments – 100.0%
(Cost $188,786)		187,980
Other Assets less Liabilities – 0.0%		38
NET ASSETS – 100.0%		$188,018

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2026, the value of these securities amounted to approximately
$46,794,000 or 24.9% of net assets.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(3)	Step coupon bond. Rate as of June 30, 2026 is disclosed.
(4)	Variable or floating rate security. Rate as of June 30, 2026 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2026.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2026 is disclosed.
(11)	Investment of cash collateral received from securities lending activities.
(12)	Discount rate at the time of purchase.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	337	$69,467	Long	9/26	$22
5-Year U.S. Treasury Note	(306)	(32,756)	Short	9/26	(112)
Ultra 10-Year U.S. Treasury Note	(32)	(3,599)	Short	9/26	(47)
Ultra Long U.S. Treasury Bond	(8)	(929)	Short	9/26	(27)
Total					$(164)
FIXED INCOME FUNDS 238 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$20,302	$—	$20,302
Commercial Mortgage-Backed Securities	—	11,793	—	11,793
Corporate Bonds(1)	—	76,562	—	76,562
Foreign Issuer Bonds(1)	—	24,502	—	24,502
U.S. Government Agencies(1)	—	15,259	—	15,259
U.S. Government Obligations	—	27,336	—	27,336
Investment Companies	2,435	—	—	2,435
Short-Term Investments	—	9,791	—	9,791
Total Investments	$2,435	$185,545	$—	$187,980
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$22	$—	$—	$22
Liabilities
Futures Contracts	(186)	—	—	(186)
Total Other Financial Instruments	$(164)	$—	$—	$(164)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$707	$10,735	$11,433	$9	8,640	$— (1),*
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,525	20,951	21,050	2,426	2,426,007	22
Total	$3,232	$31,686	$32,483	$2,435	2,434,647	$22

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  239 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.4%
Auto Loan – 0.5%
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	$569	$571
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	2,300	2,336
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	3,172	3,181
Santander Drive Auto Receivables Trust, Series 2024-5, Class D
5.14%, 2/17/32	6,545	6,563
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	1,494	1,499
		14,150
Credit Card – 0.1%
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	5,000	5,023
Other – 0.6%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	648	651
Kubota Credit Owner Trust, Series 2025-1A, Class A2
4.61%, 12/15/27(1)	1,473	1,475
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A2
4.50%, 4/15/33(1)	1,424	1,414
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class B
4.88%, 4/15/33(1)	6,699	6,662
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class C
5.01%, 4/15/33(1)	2,400	2,387
PK ALIFT Loan Funding 7 L.P., Series 2025-2, Class A
4.75%, 3/15/43(1)	4,043	4,009
		16,598
Whole Loan – 0.2%
OBX Trust, Series 2026-NQM8, Class A1B
(Step to 6.30% on 7/25/30), 5.30%, 5/25/66(1) (2)	2,000	1,988
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.4%continued
Whole Loan – 0.2%continued
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 1/25/65(1) (2)	$4,449	$4,448
		6,436
Total Asset-Backed Securities
(Cost $42,350)		42,207

COMMERCIAL PAPER – 0.9%
Regional – 0.9%
Board of Regents of the University of Texas System,
2.40%, 7/1/26	6,330	6,330
Illinois Finance Authority,
2.55%, 9/22/26	12,000	11,996
2.50%, 10/5/26	6,950	6,947
		25,273
Total Commercial Paper
(Cost $25,280)		25,273

CORPORATE BONDS – 4.4%
Automotive – 0.9%
American Honda Finance Corp.,
4.25%, 9/1/28	10,000	9,927
General Motors Financial Co., Inc.,
5.40%, 5/8/27	5,000	5,038
Hyundai Capital America,
5.25%, 1/8/27(1)	5,000	5,021
4.25%, 1/8/29(1)	5,000	4,933
		24,919
Banking – 1.8%
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.87%), 4.55%, 3/4/29(3)	12,900	12,937
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28(4)	7,400	7,415
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 4.45%, 9/22/27(3)	11,400	11,408
FIXED INCOME FUNDS 240 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 4.4% continued
Banking – 1.8%continued
Santander Holdings U.S.A., Inc.,
(Floating, U.S. SOFR + 1.61%), 5.30%, 3/20/29(3)	$20,000	$20,203
		51,963
Electric Utilities – 0.1%
DTE Energy Co.,
4.88%, 6/1/28	4,200	4,218
Health Care Facilities & Services – 0.1%
HCA, Inc.,
5.00%, 3/1/28	3,470	3,489
Institutional Financial Services – 0.3%
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 0.71%), 4.15%, 1/21/29(4)	10,000	9,914
Insurance – 0.5%
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 4.35%, 11/8/27(3)	3,530	3,545
Met Tower Global Funding,
4.00%, 1/14/29(1)	10,000	9,861
		13,406
Real Estate Owners & Developers – 0.2%
Jefferson Exchange at Riverside LLC,
3.72%, 6/1/62(5)	6,400	6,400
Software – 0.5%
Oracle Corp.,
4.55%, 2/4/29	14,560	14,353
Total Corporate Bonds
(Cost $128,895)		128,662

FOREIGN ISSUER BONDS – 5.9%
Automotive – 0.5%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR + 0.71%), 4.36%, 8/11/27(1) (3)	1,700	1,705
Volkswagen Group of America Finance LLC,
4.45%, 9/11/27(1)	12,300	12,259
		13,964
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.9% continued
Banking – 4.5%
ABN AMRO Bank N.V.,
(Floating, U.S. SOFR Compounded Index + 0.75%), 4.43%, 7/7/28(1) (3)	$20,000	$20,086
Bank of Montreal,
(Variable, U.S. SOFR Compounded Index + 0.75%), 4.06%, 9/22/28(4) †	16,600	16,508
Bank of Nova Scotia (The),
(Variable, U.S. SOFR + 0.76%), 4.04%, 9/15/28(4) †	24,500	24,358
Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 4/6/28(1) (4)	10,000	9,938
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 4.88%, 11/16/27(3)	7,500	7,510
(Variable, U.S. SOFR + 2.51%), 6.82%, 11/20/29(4)	20,809	21,767
HSBC Holdings PLC,
(Floating, U.S. SOFR + 1.03%), 4.71%, 3/3/29(3)	6,000	6,034
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 4.95%, 2/16/28(1) (3)	4,300	4,318
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 4.45%, 9/29/26(1) (3)	2,800	2,804
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29(4)	4,800	4,750
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 4.52%, 1/14/27(3)	9,880	9,913
4.11%, 1/15/29	3,500	3,457
		131,443
Oil & Gas Supply Chain – 0.2%
Saudi Arabian Oil Co.,
4.00%, 2/2/29(1)	5,620	5,522
Specialty Finance – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.45%, 4/15/27	5,000	5,064
NORTHERN FUNDS QUARTERLY REPORT  241 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.9% continued
Telecommunications – 0.2%
Orange S.A.,
4.00%, 1/13/29(1)	$5,000	$4,933
Transportation Equipment – 0.3%
Daimler Truck Finance North America LLC,
4.15%, 1/12/29(1)	9,300	9,184
Total Foreign Issuer Bonds
(Cost $170,759)		170,110

U.S. GOVERNMENT AGENCIES – 0.2% (6)
Freddie Mac – 0.2%
Seasoned Loans Structured Transaction Trust, Series 2018-2, Class A1,
3.50%, 11/25/28	5,617	5,481
Total U.S. Government Agencies
(Cost $5,522)		5,481

MUNICIPAL BONDS – 81.7%
Alabama – 6.3%
Alabama State HFA MFH Variable Revenue Bonds, Fred Marshall Court Project,
3.15%, 6/1/28(7) (8)	1,900	1,907
Alabama State HFA MFH Variable Revenue Bonds, Providence Park Apartments Project,
3.15%, 7/1/28(7) (8)	1,200	1,204
Black Belt Energy Gas District Gas Project Revenue Bonds, Series A,
5.00%, 12/1/27	1,250	1,278
5.00%, 12/1/28	1,000	1,035
Black Belt Energy Gas District Gas Project Revenue Bonds, Series B-1,
4.00%, 10/1/27(7) (8)	1,150	1,162
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1,
5.25%, 6/1/29(7) (8)	34,930	36,709
Black Belt Energy Gas District Gas Project Revenue Bonds, Series E,
5.00%, 5/1/28	510	525
Black Belt Energy Gas District Gas Project Revenue Bonds, Series F,
5.00%, 6/1/27	310	314
5.00%, 6/1/28	2,180	2,239
5.00%, 6/1/29	2,960	3,068
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Alabama – 6.3%continued
Black Belt Energy Gas District Gas Project Revenue Refunding Bonds, Series H-2-1,
5.00%, 12/1/27	$750	$766
Black Belt Energy Gas District Gas Project Variable Revenue Bonds, Project No. 7,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 1.99%, 12/1/26(3) (7)	29,000	28,925
Black Belt Energy Gas District Gas Project Variable Revenue Refunding Bonds, Series D-1,
5.50%, 2/1/29(7) (8)	20,040	21,034
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 3.87%, 6/1/27(3) (7)	20,000	20,069
Mobile County Board of School Commissioners Special Tax Refunding Bonds (AG Insured),
5.00%, 3/1/27	715	726
5.00%, 3/1/29	1,015	1,073
Mobile IDB Variable PCR Bonds, Alabama Power Company Barry Plant,
2.75%, 3/15/29(7) (8)	16,735	16,646
Southeast Energy Authority Commodity Supply Revenue Bonds, Series A, Project No. 1,
4.00%, 10/1/28(7) (8)	23,950	24,329
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4,
5.00%, 8/1/28(7) (8)	12,395	12,821
Southeast Energy Authority Cooperative Revenue Bonds, Series A,
5.00%, 11/1/28	500	513
Southeast Energy Authority Cooperative Revenue Bonds, Series E,
5.00%, 10/1/28	5,000	5,211
FIXED INCOME FUNDS 242 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Alabama – 6.3%continued
University of South Alabama Revenue Refunding Bonds (AG Insured),
5.00%, 11/1/28	$1,225	$1,234
		182,788
Alaska – 0.5%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project,
5.00%, 6/1/27	2,605	2,660
Civic Ventures Revenue Refunding Bonds, Anchorage Convention Center,
5.00%, 9/1/27	930	952
5.00%, 9/1/28	975	1,018
North Slope Borough G.O. Unlimited Bonds,
5.00%, 6/30/27	4,100	4,202
5.00%, 6/30/28	6,000	6,293
		15,125
Arizona – 2.2%
Chandler IDA IDR Variable Revenue Bonds (AMT), Intel Corp. Project,
4.00%, 6/1/29(7) (8)	7,500	7,617
Gilbert G.O. Unlimited Refunding Bonds,
3.00%, 7/1/28	3,020	3,024
Glendale Water & Sewer Revenue Refunding Bonds,
5.00%, 7/1/26	3,000	3,000
Maricopa County IDA Revenue Refunding Bonds, Series A, Banner Health,
5.00%, 1/1/29	4,000	4,207
Maricopa County IDA Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(7) (8)	10,000	10,344
Maricopa County Litchfield Elementary School District No. 79 G.O. Unlimited Bonds, Series A, Project of 2023,
5.00%, 7/1/26	1,830	1,830
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	1,750	1,750
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Arizona – 2.2%continued
Pima County IDA MFH Variable Revenue Bonds, Flats At Ballpark Village,
2.71%, 4/1/28(7) (8)	$7,595	$7,557
Pima County Refunding COPS,
5.00%, 12/1/27	2,860	2,958
Pinal County Revenue Refunding Obligation Bonds (BAM Insured),
5.00%, 8/1/28	1,000	1,051
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.25%, 12/1/27	3,750	3,855
5.25%, 12/1/28	9,485	9,888
Tucson G.O. Unlimited Bonds, Series 2018-B,
5.00%, 7/1/27	6,460	6,631
		63,712
Arkansas – 0.1%
Fort Smith Water & Sewer Revenue Refunding Bonds,
5.00%, 10/1/26	2,385	2,398
California – 4.5%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.94%, 4/1/27(3) (7)	8,500	8,474
California Community Choice Financing Authority Clean Energy Project Sustainable Revenue Bonds,
5.00%, 9/1/27	1,000	1,021
5.00%, 10/1/28	1,750	1,804
5.00%, 8/1/29(7) (8)	14,570	15,216
California Community Choice Financing Authority Clean Energy Project Sustainable Revenue Bonds, Series A-1,
4.00%, 8/1/27	2,475	2,497
4.00%, 8/1/28(7) (8)	8,725	8,830
California Community Choice Financing Authority Clean Energy Project Sustainable Revenue Bonds, Series D,
5.50%, 11/1/28(7) (8)	2,500	2,612
NORTHERN FUNDS QUARTERLY REPORT  243 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
California – 4.5%continued
California Housing Finance Agency Limited Obligation MFH Variable Revenue Bonds, Series C-1, Creekside Commons,
2.95%, 10/1/28(7) (8)	$1,810	$1,813
California State Health Facilities Financing Authority Revenue Bonds, Adventist Health System/West,
5.00%, 12/1/28	10,200	10,672
California State Municipal Finance Authority MFH Variable Revenue Bonds, El Camino Real Multifamily,
2.50%, 3/1/29(7) (8)	4,280	4,225
California State Municipal Finance Authority MFH Variable Revenue Bonds, Palmdale Family Apartments,
2.95%, 1/1/28(7) (8)	2,280	2,284
California State Municipal Finance Authority Taxable Revenue Bonds, Gateways Hospital and Mental Health Centers,
5.43%, 9/1/28	350	350
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds (AMT),
5.00%, 5/15/28	5,000	5,209
5.00%, 5/15/28	4,530	4,720
Los Angeles Department of Airports Subordinate Sustainable Revenue Refunding Bonds (AMT),
5.00%, 5/15/28	6,500	6,772
Los Angeles Department of Water & Power Revenue Refunding Bonds Series B,
5.00%, 7/1/26	2,600	2,600
5.00%, 7/1/27	2,225	2,280
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	4,035	4,035
5.00%, 7/1/26	1,990	1,990
Los Angeles Department of Water & Power System Revenue Bonds, Escrowed to Maturity,
5.00%, 7/1/26	6,270	6,270
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
California – 4.5%continued
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	$1,930	$1,930
5.00%, 7/1/27	3,040	3,115
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series B,
5.00%, 7/1/27	3,180	3,218
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series C,
5.00%, 7/1/27	2,675	2,739
5.00%, 7/1/28	6,630	6,930
San Francisco City & County Airport Commission International Airport Special Facilities Lease Revenue Refunding Bonds (AMT), SFO Fuel, Prerefunded,
5.00%, 1/2/29(9)	1,715	1,804
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series (AMT), Unrefunded Balance,
5.00%, 5/1/27	10,880	11,073
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/28	2,300	2,387
Santa Barbara County Solid Waste System Revenue COPS (AMT), Series B,
5.00%, 12/1/27	1,195	1,230
Southern California State Public Power Authority Revenue Bonds, Southern Transmission System,
5.00%, 7/1/29	1,600	1,697
		129,797
Colorado – 2.4%
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 8/1/27	5,000	5,116
FIXED INCOME FUNDS 244 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Colorado – 2.4%continued
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Sanford Health,
5.00%, 11/1/27	$1,010	$1,038
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 2.19%, 8/17/26(3) (7)	22,100	22,099
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 8/15/28(7) (8)	14,170	14,836
Denver City & County Airport Subordinate Revenue Refunding Bonds, Series A,
5.00%, 11/15/26	15,560	15,691
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT),
5.00%, 12/1/27	3,865	3,989
Park Creek Metropolitan District Limited Property Tax Supported Senior Tax Allocation Revenue Refunding Bonds (AG Insured),
5.00%, 12/1/26	700	707
5.00%, 12/1/27	1,000	1,035
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds,
6.25%, 11/15/28	5,225	5,440
		69,951
Connecticut – 1.0%
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/15/28	3,040	3,203
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Yale New Haven,
5.00%, 7/1/27	5,500	5,629
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Connecticut – 1.0%continued
Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Yale New Haven,
5.00%, 7/1/29(7) (8)	$20,000	$21,222
		30,054
District of Columbia – 0.5%
District of Columbia G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	2,175	2,223
District of Columbia Housing Finance Agency MFH Revenue Bonds, Wagner Senior Residences Project,
2.95%, 9/1/28	4,500	4,495
District of Columbia Water & Sewer Authority Public Utility Subordinate Sustainable Revenue Refunding Bonds,
5.00%, 10/1/28	765	807
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	550	565
5.00%, 10/1/28	2,940	3,076
5.00%, 10/1/28	3,500	3,662
		14,828
Florida – 6.1%
Broward County Port Facilities Revenue Bonds (AMT),
5.00%, 9/1/27	1,000	1,022
5.00%, 9/1/28	2,125	2,205
Broward County School Board Refunding COPS, Series A,
5.00%, 7/1/27	7,710	7,895
5.00%, 7/1/28	5,575	5,823
Broward County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/28	6,710	7,024
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	5,000	5,000
Duval County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/27	2,850	2,920
NORTHERN FUNDS QUARTERLY REPORT  245 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Florida – 6.1%continued
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Hermosa North Fort Myers II,
3.50%, 7/1/27(7) (8)	$3,000	$3,019
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, New York Avenue Apartments,
2.80%, 3/1/29(7) (8)	3,000	2,989
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Ninth Street Apartments,
3.15%, 12/1/28(7) (8)	2,505	2,514
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Series E, Citrus Glen Apartments,
3.10%, 1/1/28(7) (8)	1,675	1,678
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Series E, Mariposa Grove,
3.15%, 1/1/29(7) (8)	7,750	7,765
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Series E, Southward Village Phase 2,
3.20%, 12/1/28(7) (8)	9,325	9,353
Florida State Housing Finance Corp. Variable Revenue Bonds, Series D, Osprey Sound,
3.00%, 9/1/28(7) (8)	6,000	6,002
Florida State Mid-Bay Bridge Authority First Senior Lien Revenue Refunding Bonds (AG Insured),
5.00%, 10/1/26	3,250	3,266
5.00%, 10/1/27	1,700	1,745
5.00%, 10/1/28	3,145	3,292
Florida State Municipal Power Agency Revenue Refunding Bonds, All-Requirements Power Supply Project,
5.00%, 10/1/27	795	818
5.00%, 10/1/28	1,300	1,369
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Florida – 6.1%continued
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/1/27	$5,045	$5,184
Hillsborough County HFA Multi Family Variable Revenue Bonds,
3.13%, 12/1/27(7) (8)	2,605	2,609
Hillsborough County HFA Multi Family Variable Revenue Bonds Silver Oaks Apartment (Housing & Urban Development Sector 8 Program),
2.90%, 5/1/29(7) (8)	5,050	5,042
Jacksonville Special Revenue Refunding Bonds, Series B,
5.00%, 10/1/27	8,650	8,704
Lake County School Board Refunding COPS, Series A (AG Insured),
5.00%, 6/1/27	1,945	1,986
5.00%, 6/1/28	1,135	1,184
Lee County Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,525	3,618
5.00%, 10/1/28	2,500	2,613
Lee County School Board Refunding COPS, Series B,
5.00%, 8/1/28	5,350	5,613
Manatee County School Board COPS, Florida Master Lease Program,
5.00%, 7/1/28	595	623
Manatee County School Board Refunding COPS, Florida Master Lease Program,
5.00%, 7/1/28	6,250	6,547
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured),
5.00%, 2/1/28	1,700	1,760
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,700	3,796
5.00%, 10/1/28	4,100	4,282
Miami-Dade County HFA MFH Variable Revenue Bonds, Bonita Pointe (FHA Insured),
2.65%, 4/1/28(7) (8)	2,750	2,730
FIXED INCOME FUNDS 246 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Florida – 6.1%continued
Miami-Dade County School Board Refunding COPS, Series A,
5.00%, 5/1/27	$8,840	$9,010
5.00%, 2/1/29	11,470	12,122
Osceola County HFA MFH Variable Revenue Bonds, Series A, San Jose Apartments,
2.75%, 4/1/28(7) (8)	2,675	2,669
Osceola County HFA MFH Variable Revenue Bonds, Series B, Crestwood Apartments,
2.65%, 9/1/28(7) (8)	1,850	1,832
Palm Beach County HFA Mortgage Variable Revenue Bonds, Series B, Calusa Pointe II,
2.90%, 2/1/29(7) (8)	1,525	1,524
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/27	4,675	4,799
Pasco County School Board Refunding COPS, Series A,
5.00%, 8/1/28	1,000	1,048
Pensacola Airport Revenue Bonds (AMT),
5.00%, 10/1/27	890	913
5.00%, 10/1/28	1,180	1,233
Polk County HFA MFH Variable Revenue Bonds, Cypress Oaks Apartments,
3.15%, 12/1/27(7) (8)	2,250	2,255
Polk County HFA MFH Variable Revenue Bonds, Lakewood Terrace Aparment (Housing & Urban Development Sector 8 Program),
2.90%, 7/1/28(7) (8)	1,500	1,502
Polk County Public Facilities Revenue Refunding Bonds,
5.00%, 12/1/26	795	803
Putnam County School District G.O. Unlimited Bonds (BAM Insured),
5.00%, 7/1/28	1,685	1,761
Sarasota County School Board COPS, Master Lease Program,
5.00%, 7/1/26	1,375	1,375
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Florida – 6.1%continued
Seminole County Water & Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/27	$700	$720
USF Financing Corp. Capital Improvement Revenue Refunding Bonds, Student Housing Project,
5.00%, 7/1/27	1,000	1,023
5.00%, 7/1/28	1,135	1,188
		177,767
Georgia – 3.7%
Atlanta Airport Revenue Refunding Bonds, Series G (AMT),
5.00%, 7/1/28	2,500	2,605
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT),
5.00%, 7/1/28	4,000	4,168
Atlanta Urban Residential Finance Authority MFH Variable Revenue Bonds, Series B, Flats at Stone Hogan,
2.92%, 5/1/28(7) (8)	4,820	4,826
Atlanta Urban Residential Finance Authority MFH Variable Revenue Bonds, Villas at Stone Hogan,
2.92%, 5/1/28(7) (8)	4,100	4,103
Cobb County Development Authority Student Housing Senior Revenue Refunding Bonds, KSU Housing Real Estate,
5.00%, 6/15/27	445	455
5.00%, 6/15/28	750	782
5.00%, 6/15/29	1,000	1,059
Decatur Housing Authority MFH Variable Revenue Bonds, Philips Tower Project,
3.25%, 9/1/27(7) (8)	4,500	4,513
Macon-Bibb County Housing Authority MFH Variable Revenue Bonds, Cahec Portfolio II Project,
3.15%, 2/1/28(7) (8)	3,500	3,508
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(7) (8)	300	304
5.00%, 5/15/28	2,510	2,591
NORTHERN FUNDS QUARTERLY REPORT  247 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Georgia – 3.7%continued
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/1/29(7) (8)	$38,005	$39,653
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C,
4.00%, 12/1/28(7) (8)	11,045	11,218
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series C,
4.00%, 11/1/27(7) (8)	10,960	11,003
Municipal Electric Authority of Georgia Revenue Refunding Bonds, Subseries A, Project 1 (BAM-TCRS Insured),
5.00%, 1/1/28	9,040	9,098
Paulding County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 2/1/27	3,000	3,042
Savannah Housing Authority Variable Revenue Bonds, Montgomery Landing Project,
3.15%, 7/1/28(7) (8)	3,115	3,124
		106,052
Hawaii – 0.2%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/27	6,895	6,909
Idaho – 0.1%
Kootenai County Coeur d'Alene School District No. 271 G.O. Unlimited Bonds (Idaho Sales Tax Guaranty Insured),
4.00%, 9/15/27	3,000	3,031
Illinois – 5.4%
Adams County School District No. 172 G.O. Unlimited Refunding Bonds,
5.00%, 2/1/28	355	367
Bolingbrook G.O. Unlimited Refunding Bonds, Series A (AG Insured),
5.00%, 1/1/29	1,490	1,538
Chicago Midway Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/27	3,615	3,653
5.00%, 1/1/28	1,565	1,617
5.00%, 1/1/29	3,500	3,662
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Illinois – 5.4%continued
Chicago O'Hare International Airport General Senior Lien Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	$2,290	$2,317
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/29	3,000	3,150
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series D,
5.00%, 1/1/29	5,465	5,783
Chicago Transit Authority Sales Tax Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/27	2,250	2,320
Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B,
5.00%, 1/1/27	2,300	2,324
Chicago Waterworks Revenue Refunding Bonds, Series B,
11/1/27(10)	12,000	12,330
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/28	1,000	1,053
DuPage County Forest Preserve District G.O. Limited Bonds,
5.00%, 11/1/27	1,600	1,651
Illinois State Finance Authority Revenue Refunding Bonds, NorthShore University Health System,
5.00%, 8/15/28	3,000	3,143
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, UChicago Medicine,
5.00%, 8/15/27(7) (8)	1,490	1,516
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 3.73%, 9/1/28(3) (7)	7,250	7,275
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/26	7,000	7,039
5.00%, 10/1/27	3,430	3,525
5.25%, 9/1/28	23,415	24,630
FIXED INCOME FUNDS 248 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Illinois – 5.4%continued
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	$6,855	$6,864
5.00%, 11/1/26	12,435	12,528
Illinois State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/27	1,100	1,130
Illinois State HDA MFH Variable Revenue Bonds, Corcoran Place,
3.15%, 7/1/28(7) (8)	2,200	2,207
Illinois State HDA MFH Variable Revenue Bonds, Island Terrace,
2.80%, 4/1/28(7) (8)	3,100	3,094
2.80%, 4/1/28(7) (8)	1,750	1,747
Illinois State HDA MFH Variable Revenue Bonds, Series B, Lakeside Tower,
3.15%, 8/1/28(7) (8)	1,500	1,505
Illinois State HDA Sustainable Revenue Bonds, Series N (GNMA, FNMA, FHLMC Insured),
3.80%, 10/1/26	600	601
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
5.00%, 2/1/28	9,450	9,806
Illinois State Sales TRB, Junior Obligation Series A,
5.00%, 6/15/27	2,250	2,302
5.00%, 6/15/28	4,000	4,186
5.00%, 6/15/29	3,965	4,211
Kane County Community Unit School District No. 304 Geneva G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/28	2,725	2,819
Kane County School District No. 131 Aurora East Side G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 12/1/27	3,920	4,044
5.00%, 12/1/28	365	377
Monroe & Saint Clair Counties Community Unit School District No. 5 G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 4/15/29	1,110	1,173
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Illinois – 5.4%continued
Sales Tax Securitization Corp. Revenue Refunding Bonds,
5.00%, 1/1/28	$5,170	$5,346
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/27	3,220	3,267
		156,100
Indiana – 2.7%
Carmel Clay Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 1/15/27	2,405	2,435
Decatur Township Multi-School Building Corp. Revenue Refunding Bonds (State Intercept Program),
5.00%, 1/15/27	1,320	1,335
5.00%, 7/15/27	1,385	1,417
5.00%, 1/15/28	1,650	1,705
5.00%, 7/15/28	2,530	2,639
Fort Wayne Community Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 1/15/28	725	750
5.00%, 1/15/29	400	422
Hamilton County G.O. Limited Bonds, Series A,
5.00%, 12/31/26	1,260	1,274
Indiana Finance Authority Water Utility Revenue Refunding Bonds, Citizens Energy Group Project,
10/1/27(10)	7,750	7,966
Indiana State Finance Authority Revenue Refunding Bonds, Ascension Senior Credit Group,
5.00%, 11/15/28	6,290	6,631
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/28	2,710	2,817
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.94%, 3/1/27(3) (7)	5,975	5,960
NORTHERN FUNDS QUARTERLY REPORT  249 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Indiana – 2.7%continued
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds (AMT), Indianapolis Airport Authority Project,
5.00%, 1/1/28	$6,325	$6,523
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series E,
5.00%, 2/1/27	780	790
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Unlimited Ad Valorem Project (State Aid Intercept Program),
5.00%, 1/15/27	2,500	2,529
IPS Multi-School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
4.00%, 7/15/27	7,200	7,304
New Albany-Floyd County School Building Corp. Revenue Bonds (State Aid Intercept Program),
5.00%, 1/15/27	4,905	4,962
5.00%, 7/15/27	1,725	1,766
Noblesville Schools G.O. Limited Bonds (State Intercept Program),
6.00%, 1/15/27	500	509
6.00%, 7/15/27	1,325	1,371
6.00%, 1/15/28	1,345	1,413
6.00%, 7/15/28	1,635	1,743
North West Hendricks Multi-Building Corp. First Mortgage Revenue Refunding Bonds (State Aid Intercept Program),
5.00%, 7/15/27	785	801
5.00%, 1/15/28	680	701
5.00%, 7/15/28	700	732
Tippecanoe School Corp. G.O. Limited Bonds (State Aid Intercept Program),
5.00%, 1/15/27	1,635	1,654
Tippecanoe School Corp. G.O. Limited Bonds (State Intercept Program),
5.00%, 7/15/27	1,250	1,280
5.00%, 1/15/28	1,250	1,294
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Indiana – 2.7%continued
Valparaiso 21st Century School Building Corp. First Mortgage Revenue Refunding Bonds (State Aid Intercept Program),
5.00%, 1/15/27	$1,020	$1,032
5.00%, 7/15/27	400	409
5.00%, 7/15/28	4,025	4,208
Zionsville Community Schools Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 1/15/27	1,400	1,417
5.00%, 7/15/27	510	523
		78,312
Iowa – 0.1%
Guthrie County Hospital Revenue BANS, Guthrie County Hospital Project,
4.50%, 2/1/29	2,000	2,002
Kansas – 1.7%
Finney County Unified School District No. 457 G.O. Unlimited Refunding Bonds,
5.00%, 9/1/27	1,230	1,263
5.00%, 9/1/28	1,500	1,572
Kansas State Development Finance Authority Hospital Variable Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 11/15/28(7) (8)	4,130	4,341
Kansas State Development Finance Authority MFH Variable Revenue Bonds, Series F, Floret Hill,
3.05%, 12/1/28(7) (8)	2,300	2,309
Manhattan G.O. Unlimited Temporary Notes,
4.00%, 6/15/28	19,150	19,166
Manhattan G.O. Unlimited Temporary Notes, Series 0-1,
4.00%, 6/15/28	1,485	1,502
4.00%, 6/15/29	7,130	7,206
Spring Hill G.O. Unlimited Notes, Series B,
4.00%, 9/1/27	9,990	10,010
FIXED INCOME FUNDS 250 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Kansas – 1.7%continued
Wyandotte County Kansas City Unified Government G.O. Unlimited Bonds, Series A (BAM Insured),
4.00%, 8/1/27	$2,065	$2,098
		49,467
Kentucky – 3.5%
Kentucky State Asset/Liability Commission Agency Fund Revenue Refunding Bonds, Federal Highway Trust Fund Project Notes,
5.00%, 9/1/26	6,290	6,313
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 132,
5.00%, 4/1/28	1,500	1,565
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 133,
5.00%, 9/1/27	2,630	2,707
5.00%, 9/1/28	3,000	3,156
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Series B, Project No. 133,
5.00%, 9/1/27	3,500	3,603
5.00%, 9/1/28	11,600	12,202
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Series B, Project No. 135,
3/1/28(10)	6,500	6,756
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B,
5.00%, 8/1/28	1,050	1,085
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C,
4.00%, 2/1/28(7) (8)	19,150	19,383
Owensboro-Daviess County Kentucky Regional Water Resource Agency Revenue Bonds, Series A,
5.00%, 12/1/27	2,205	2,273
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Kentucky – 3.5%continued
Rural Water Financing Agency Revenue Bonds, Public Projects Construction Notes,
3.05%, 5/1/27	$10,000	$10,000
2.75%, 5/1/28	32,025	31,829
		100,872
Louisiana – 1.0%
Livingston Parish Sales TRB (AG Insured),
5.00%, 10/1/28	5,835	6,130
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds,
5.00%, 6/1/27	1,000	1,022
New Orleans Aviation Board Revenue Refunding Bonds, Series B (AMT),
5.00%, 1/1/27	5,225	5,276
New Orleans G.O. Unlimited Refunding Bonds,
5.00%, 12/1/28	500	521
Ruston Sales Tax Revenue Refunding Bonds (AG Insured),
5.00%, 6/1/27	920	938
5.00%, 6/1/28	1,390	1,447
5.00%, 6/1/29	400	423
Saint John the Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,
7/2/29(7) (10)	9,120	9,138
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,
3.30%, 7/3/28(7) (8)	500	510
Shreveport Water & Sewer Revenue Refunding Bonds (AG Insured),
5.00%, 12/1/27	775	797
5.00%, 12/1/28	1,350	1,418
		27,620
Maine – 0.2%
Maine State Housing Authority Mortgage Purchase Sustainable Revenue Bonds, Series C,
2.90%, 11/15/27	4,400	4,395
NORTHERN FUNDS QUARTERLY REPORT  251 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Maine – 0.2%continued
Maine State Municipal Bond Bank Revenue Refunding Bonds, Series C,
5.00%, 11/1/27	$2,150	$2,223
		6,618
Maryland – 0.1%
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series C, Medstar Health Issue,
5.00%, 8/15/27	1,000	1,027
5.00%, 8/15/28	1,035	1,085
		2,112
Massachusetts – 0.3%
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health Issue (AG Insured),
5.00%, 7/1/27	1,400	1,434
Quincy G.O. Limited BANS,
5.00%, 7/24/26	6,460	6,468
		7,902
Michigan – 3.6%
Chippewa Valley Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,280	1,306
Fraser Public Schools District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	2,850	2,905
Grand Rapids Public Schools G.O. Unlimited Refunding Bonds (AG Insured),
5.00%, 5/1/27	3,965	4,039
Lansing School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	345	352
Michigan State Finance Authority Revenue Notes, Series A-2 (JPMorgan Chase Bank N.A. LOC),
5.00%, 8/20/26	7,060	7,081
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/27	3,915	3,984
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Michigan – 3.6%continued
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System,
5.00%, 11/15/28	$2,785	$2,807
Michigan State Finance Authority Revenue Refunding Bonds, Public Lighting Authority (BAM Insured),
5.00%, 7/1/28	2,645	2,771
Michigan State Finance Authority Variable Revenue Bonds, Trinity Health Credit Group,
5.00%, 12/1/28(7) (8)	2,905	3,023
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 2.39%, 4/15/27(3) (7)	11,495	11,476
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Health Care,
1.20%, 4/13/28(7) (8)	8,600	8,247
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Bronson Healthcare Group,
5.00%, 5/15/27	340	347
5.00%, 5/15/28	795	828
5.00%, 5/15/28	295	307
5.00%, 5/15/29	500	530
5.00%, 5/15/29	425	450
Michigan State Revenue Refunding GARVEE Bonds GANS,
5.00%, 3/15/27	4,435	4,510
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding Bonds, Facility for Rare Isotope Beam,
5.00%, 12/1/26	3,090	3,121
Portage Public Schools G.O. Unlimited Refunding Bonds (AG Insured),
5.50%, 11/1/27	1,165	1,210
South Lyon Community Schools G.O. Unlimited Bonds, Series I,
5.00%, 5/1/29	850	904
Sparta Area Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/28	260	271
FIXED INCOME FUNDS 252 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Michigan – 3.6%continued
5.00%, 5/1/29	$390	$415
Traverse City Area Public Schools G.O. Unlimited Bonds,
5.00%, 5/1/27	8,100	8,259
Troy Michigan City School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/29	1,535	1,634
Utica Community Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/28	1,700	1,776
5.00%, 5/1/29	750	800
Washtenaw County Intermediate School District G.O. Unlimited Bonds,
5.00%, 5/1/27	4,360	4,447
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan,
5.00%, 12/1/28	7,750	8,114
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan Wayne County,
5.00%, 12/1/27	3,000	3,086
Wayne Michigan State University Revenue Refunding Bonds, Series A,
5.00%, 11/15/27	500	516
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/26	9,125	9,189
Western Michigan University Revenue Refunding Bonds, Series A (AG Insured),
5.00%, 11/15/27	4,595	4,736
		103,441
Minnesota – 4.2%
Hennepin County Housing & Redevelopment Authority Multi Family Variable Revenue Bonds, South Haven & Summit Point Apartments (Housing & Urban Development Sector 8 Program),
3.15%, 8/1/28(7) (8)	4,500	4,511
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Minnesota – 4.2%continued
Minneapolis-St. Paul Metropolitan Airports Commission Senior Airport Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	$11,705	$11,849
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(7) (8)	5,875	5,954
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 3.47%, 12/1/27(3) (7)	40,000	40,015
Minnesota State Housing Finance Agency Revenue Bonds, Series A-2, Hilltop Manor,
2.60%, 8/1/27	2,780	2,775
Minnesota State Housing Finance Agency Revenue Bonds, Series B-2,
2.85%, 8/1/28	2,265	2,263
Minnesota State Housing Finance Agency Revenue Bonds, Series G (Housing & Urban Development Sector 8 Program),
3.25%, 8/1/27	5,875	5,877
Minnesota State Rural Water Finance Authority Revenue BANS,
3.30%, 8/1/26	10,000	10,001
Minnesota State Rural Water Finance Authority Revenue Notes, Public Projects Construction,
2.88%, 1/1/28	8,500	8,503
Moorhead Temporary Tax Increment Financing G.O. Unlimited Bonds,
4.00%, 10/1/27	18,845	19,031
Saint Cloud Health Care Revenue Refunding Bonds, CentraCare Health System,
5.00%, 5/1/28	4,625	4,814
5.00%, 5/1/29	2,145	2,275
Southern Minnesota State Municipal Power Agency Supply System Revenue Refunding Bonds, Series A,
5.00%, 1/1/27	1,240	1,254
5.00%, 1/1/28	1,200	1,244
		120,366
NORTHERN FUNDS QUARTERLY REPORT  253 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Missouri – 2.1%
Clay County Public School District No. 53 Liberty G.O Unlimited Refunding Bonds,
4.00%, 3/1/28	$2,150	$2,204
Fort Zumwalt School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/28	8,415	8,748
Jackson County Consolidated School District No. 4 G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
6.00%, 3/1/27	2,830	2,893
Ladue School District G.O. Unlimited Bonds,
2.13%, 3/1/28	2,310	2,278
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Prairie State Project,
5.00%, 12/1/26	3,885	3,918
5.00%, 12/1/28	1,425	1,503
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series C,
5.00%, 5/1/28(7) (8)	17,500	18,177
Missouri State Health & Educational Facilities Revenue Refunding Bonds, CoxHealth Obligated Group,
5.00%, 11/15/28	750	787
Missouri States Public Utilities Commission Revenue Refunding Notes, Interim Construction Notes,
4.00%, 10/1/27	4,700	4,748
Platte County Reorganized School District No. R-3 G.O. Unlimited Bonds,
6.25%, 3/1/27	2,960	3,030
Saint Charles County Public Water Supply District No. 2 Refunding COPS, Series A,
5.00%, 12/1/27	765	790
5.00%, 12/1/28	870	918
Saint Louis Airport Revenue Refunding Bonds, Series B (AMT) (AG Insured),
5.00%, 7/1/27	2,500	2,552
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Missouri – 2.1%continued
Springfield School District No. R-12 G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.50%, 3/1/28	$4,000	$4,193
Springfield Special Obligation Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/27	2,275	2,322
5.00%, 7/1/28	1,220	1,245
		60,306
Montana – 0.1%
Montana State Board of Housing Multifamily Housing Variable Revenue Bonds, Hidden Creek 4 Project,
3.05%, 5/1/29(7) (8)	2,150	2,154
Nebraska – 0.0%
Central Plains Energy Gas Project Revenue Refunding Bonds, Series A (Project No. 3),
5.00%, 9/1/27	1,000	1,020
Nevada – 0.1%
Clark County Airport Subordinate Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/27	2,060	2,106
New Hampshire – 0.1%
New Hampshire State HFA Multi-Family Revenue Bonds, Series 3 (FHA Insured),
3.80%, 7/1/26	1,000	1,000
New Hampshire State Municipal Bond Bank Revenue Bonds, Series B,
5.00%, 8/15/27	2,000	2,057
		3,057
New Jersey – 3.2%
Essex County G.O. Unlimited BANS,
4.00%, 7/8/26	12,305	12,308
7/7/27(10)	11,595	11,752
New Jersey G.O. Limited BANS, Series A,
7/7/27(10)	5,555	5,623
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	5,000	5,021
FIXED INCOME FUNDS 254 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
New Jersey – 3.2%continued
New Jersey State Health Care Facilities Financing Authority Department Human Services Revenue Refunding Bonds, Marlboro Psychiatric Hospital,
5.00%, 9/15/27	$2,305	$2,375
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnabas Health Obligated Group,
5.00%, 7/1/29	6,730	7,172
New Jersey State Housing & Mortgage Finance Agency Multi Family Sustainable Revenue Bonds, Series B,
2.95%, 11/1/27	15,795	15,803
2.95%, 11/1/28	16,795	16,777
New Jersey State Housing & Mortgage Finance Agency Multi Family Sustainable Revenue Bonds, Subseries D (GNMA, FNMA, FHLMC Insured),
2.90%, 11/1/27	3,750	3,744
2.95%, 5/1/28	2,770	2,764
New Jersey State Turnpike Authority Revenue Exchange Refunding Bonds, Series A,
5.00%, 1/1/27	4,490	4,544
New Jersey State Turnpike Authority Revenue Refunding Bonds, Series B,
5.00%, 1/1/27	3,835	3,881
		91,764
New Mexico – 0.5%
Albuquerque G.O. Unlimited Bonds, Series A,
5.00%, 7/1/26	1,715	1,715
Albuquerque Municipal School District No. 12 G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/26	2,150	2,153
Farmington Pollution Control Variable Revenue Refunding Bonds, Series C, San Juan Project,
3.88%, 6/1/29(7) (8)	2,500	2,554
New Mexico State Finance Authority Revenue Bonds, Series D,
2.00%, 6/1/28	4,600	4,522
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
New Mexico – 0.5%continued
New Mexico State Severance TRB, Series A,
5.00%, 7/1/28	$4,000	$4,199
Santa Fe Public School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/27	415	426
		15,569
New York – 2.1%
Hempstead Town Local Development Corp. Revenue Refunding Bonds, Adelphi University Project,
5.00%, 10/1/27	905	928
5.00%, 10/1/28	935	973
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/27	1,120	1,158
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series B,
5.00%, 11/15/27	2,675	2,766
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 2.90%, 11/1/26(3)	200	200
New York City Transitional Finance Authority Subordinate Revenue Bonds, Fiscal 2026,
5.00%, 2/1/28	2,250	2,339
5.00%, 2/1/29	2,500	2,646
New York City Transitional Finance Authority Subordinate Revenue Refunding Bonds, Fiscal 2026,
5.00%, 11/1/28	4,195	4,432
New York G.O. Unlimited Refunding Bonds, Series B-1, Fiscal 2026,
5.00%, 8/1/28	10,000	10,506
New York State Housing Finance Agency Affordable Housing Sustainable Variable Revenue Bonds, Series C-2 (SonyMA Insured, HUD Sector 8 Program),
3.60%, 5/1/29(7) (8)	4,000	4,011
NORTHERN FUNDS QUARTERLY REPORT  255 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
New York – 2.1%continued
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 226 (AMT),
5.00%, 10/15/28	$3,520	$3,687
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/27	15,005	15,403
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 249 (AMT),
5.00%, 10/15/27	3,750	3,860
5.00%, 10/15/28	6,975	7,307
		60,216
North Carolina – 1.5%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Atrium Health Obiligation Group,
5.00%, 12/1/28(7) (8)	9,420	9,921
North Carolina State Housing Finance Agency MFH Revenue Bonds, Harmony Housing Development,
3.15%, 2/1/29(7) (8)	7,000	7,008
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Series A, Duke University Health System,
5.00%, 6/1/27	1,750	1,787
5.00%, 6/1/28	2,115	2,211
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds,
5.00%, 1/1/29	14,910	15,733
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds,
5.00%, 1/1/29	2,395	2,514
Raleigh Housing Authority Multi Family Housing Revenue Bonds, Maple Ridge Apartments,
3.15%, 2/1/29(7) (8)	3,450	3,463
		42,637
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Ohio – 1.8%
Akron Bath & Copley Joint Township Hospital District Revenue Refunding Bonds, Children's Medical Hospital,
5.00%, 11/15/27	$1,825	$1,883
Allen County Hospital Facilities Variable Revenue Bonds, Bon Secours Mercy Health I,
5.00%, 8/3/27(7) (8)	3,855	3,943
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Prairie State Energy Campus Project,
5.00%, 2/15/27	6,765	6,854
5.00%, 2/15/28	10,000	10,355
Columbus-Franklin County Finance Authority MFH Variable Revenue Bonds, Castle Creek Apartments,
3.20%, 6/1/29(7) (8)	1,700	1,709
Hamilton County Healthcare Facilities Revenue Refunding Bonds, The Christ Hospital,
5.00%, 6/1/28	220	229
Ohio State Hospital Facilities Revenue Refunding Bonds, Cleveland Clinic Health System,
5.00%, 1/1/27	3,220	3,257
Ohio State Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group,
5.00%, 1/1/29	12,800	13,523
Ohio State Hospital Revenue Refunding Bonds, University Hospitals Health,
5.00%, 1/15/27	2,160	2,182
5.00%, 1/15/28	6,240	6,433
Ohio State Housing Finance Agency MFH Variable Revenue Bonds, Palmer Gardens Apartments (Housing & Urban Development Sector 8 Program),
2.68%, 7/1/28(7) (8)	900	895
		51,263
Oklahoma – 1.9%
Cleaveland County Independent School District No. 29 Norman G.O. Unlimited Bonds,
4.00%, 3/1/29	680	703
FIXED INCOME FUNDS 256 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Oklahoma – 1.9%continued
Cleveland County Independent School District No. 2 G.O. Unlimited Bonds,
4.00%, 3/1/27	$5,520	$5,564
4.00%, 3/1/28	7,440	7,597
Garfield County Educational Facilities Authority Revenue Bonds, Series A, Enid Public Schools Project,
5.00%, 9/1/28	945	948
Oklahoma City Public Property Authority Arena Sales TRB,
5.00%, 6/1/29	4,480	4,789
Oklahoma County Independent School District No. 1 G.O. Unlimited Bonds,
3.25%, 5/1/27	17,375	17,425
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	3,425	3,453
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation,
5.00%, 7/1/28	510	535
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project,
5.00%, 9/1/27	8,480	8,705
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project,
5.00%, 9/1/27	550	564
5.00%, 9/1/28	1,300	1,364
Tulsa G.O. Unlimited Bonds, Series D,
3.00%, 10/1/26	3,000	3,002
		54,649
Oregon – 0.3%
Multnomah County School District No. 7 Reynolds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 6/15/27	4,680	4,784
5.00%, 6/15/28	695	727
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Oregon – 0.3%continued
Port of Portland International Airport Revenue Refunding Bonds (AMT),
5.00%, 7/1/27	$1,000	$1,024
Redmond G.O. Limited Bonds (AMT), Airport Expansion Projects,
5.00%, 6/1/28	1,000	1,036
Washington County School District No. 48J Beaverton G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/28	1,355	1,422
		8,993
Pennsylvania – 3.8%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 2.87%, 8/1/27(3) (7)	5,000	4,998
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 2.34%, 5/15/27(3) (7)	40,000	39,773
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/28	2,280	2,381
Cumberland County Municipal Authority Revenue Refunding Bonds, Series A, Messiah Village Project,
5.00%, 6/1/27	395	401
5.00%, 6/1/28	415	428
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 2.96%, 3/1/27(3) (7)	11,000	10,999
Luzerne County G.O. Unlimited Refunding Bonds (AG Insured),
5.00%, 6/15/27	2,380	2,432
5.00%, 6/15/28	3,490	3,646
NORTHERN FUNDS QUARTERLY REPORT  257 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Pennsylvania – 3.8%continued
Pennsylvania State Economic Development Financing Authority UPMC Revenue Refunding Bonds, Series A,
5.00%, 11/15/29	$4,270	$4,393
Pennsylvania State Economic Development Financing Authority UPMC Revenue Refunding Bonds, Series B, UPMC Obligated Group,
5.00%, 3/15/27	2,680	2,720
5.00%, 3/15/28	3,500	3,628
Pennsylvania State G.O Unlimited Bonds, Second Series of 2016,
5.00%, 9/15/27	7,170	7,207
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, University of Pennsylvania,
5.00%, 8/15/26	2,240	2,245
Pennsylvania State Housing Finance Agency MFH Variable Revenue Bonds, Monarch PA Portfolio,
2.65%, 9/1/28(7) (8)	1,685	1,669
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, First Series of 2025,
5.00%, 6/1/27	8,000	8,179
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, First Series of 2026,
5.00%, 6/1/27	2,410	2,464
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT), Private Activity,
5.00%, 7/1/27	1,000	1,022
5.00%, 7/1/28	860	895
Philadelphia G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/28	2,725	2,856
Seneca Valley School District G.O. Limited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 3/1/27	925	941
5.00%, 3/1/28	1,775	1,845
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Pennsylvania – 3.8%continued
State Public School Building Authority Revenue Refunding Bonds, Community College of Philadelphia,
5.00%, 6/15/27	$1,010	$1,032
5.00%, 6/15/28	1,080	1,126
Westmoreland County Municipal Authority Revenue Refunding Bonds, Series A (BAM Insured),
5.00%, 8/15/27	1,830	1,877
		109,157
Rhode Island – 0.4%
Bristol Warren Regional School District G.O. Unlimited Refunding BANS, Series 2,
4.00%, 6/2/27	6,160	6,223
Rhode Island Commerce Corp. Revenue Refunding Bonds, Rhode Island Department of Transportation,
6/15/29(10)	1,520	1,617
Rhode Island Infrastructure Bank State Revolving Fund Revenue Refunding Bonds, Series B, Master Trust,
5.00%, 10/1/28	500	528
Rhode Island State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/26	1,040	1,042
5.00%, 8/1/27	1,210	1,244
		10,654
South Carolina – 0.2%
Medical University Hospital Authority Mortgage Revenue Bonds, Indian Land Project (FHA Insured),
5.00%, 11/15/28	1,000	1,053
South Carolina State Public Service Authority Revenue Refunding Bonds, Series B,
5.00%, 12/1/26	4,395	4,435
		5,488
South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B, Sanford,
5.00%, 11/1/26	360	362
5.00%, 11/1/27	915	940
FIXED INCOME FUNDS 258 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
South Dakota – 0.1%continued
5.00%, 11/1/28	$1,165	$1,222
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Vocational Educational Program,
5.00%, 8/1/27	1,075	1,103
		3,627
Tennessee – 2.4%
Dickson Health & Educational Facilities Board Multifamily Variable Revenue Bonds, 841 Cowan Apartments,
3.05%, 4/1/29(7) (8)	5,000	5,009
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, The Vanderbilt University Medical Center,
5.00%, 7/1/29	16,365	17,324
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Variable Revenue Bonds, HV land Co. Apartments,
3.35%, 12/1/26(7) (8)	6,900	6,922
Metropolitan Government of Nashville & Davidson County Health & Facilities Board Variable Revenue Bonds, Parkwood Villa Apartments,
3.15%, 12/1/27(7) (8)	2,240	2,245
Oak Ridge Housing Authority MFH Variable Revenue Bonds, Oak Ridge Redevelopment,
3.20%, 12/1/28(7) (8)	4,485	4,497
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(7) (8)	17,805	18,028
Tennessee Housing Development Agency Residential Finance Program Revenue Bonds, Series 2B,
3.30%, 1/1/28	1,750	1,750
Tennessee State Energy Acquisition Corp. Variable Revenue Refunding Bonds, Series A-1, Gas Project,
5.00%, 5/1/28(7) (8)	14,100	14,516
		70,291
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Texas – 7.1%
Alamo Area Housing Finance Corp. MFH Variable Revenue Notes, Kerrville 3 Apartments,
3.00%, 12/1/28(7) (8)	$1,765	$1,767
Austin Airport System Revenue Bonds, Series B (AMT),
5.00%, 11/15/28	1,000	1,047
Austin Airport System Revenue Refunding Bonds (AMT),
5.00%, 11/15/26	900	906
5.00%, 11/15/27	1,425	1,465
5.00%, 11/15/28	1,525	1,597
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/28	3,500	3,680
Bexar Management & Development Corp. MFH Variable Revenue Bonds, Miller's Pond Apartments (FHA Insured),
2.65%, 3/1/28(7) (8)	1,600	1,590
Brownsville Utility System Revenue Refunding Bonds (AG Insured),
5.00%, 9/1/27	660	677
5.00%, 9/1/28	625	655
Burleson Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/27	2,230	2,291
Clifton Higher Education Finance Corp. Revenue Refunding Bonds, Idea Public Schools (PSF, Gtd.),
4.00%, 8/15/29	1,000	1,010
Clifton Higher Education Finance Corp. Revenue Refunding Bonds, International Leadership of Texas, Inc. (PSF, Gtd.),
5.00%, 2/15/27	3,000	3,038
Collin County Community College District G.O. Unlimited Bonds,
5.00%, 8/15/27	5,580	5,733
Dallas & Fort Worth International Airport Revenue Bonds, Series A-1 (AMT),
5.00%, 11/1/28	1,000	1,048
Dallas G.O. Limited Bonds, Series A,
5.00%, 8/15/27	1,160	1,193
NORTHERN FUNDS QUARTERLY REPORT  259 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Texas – 7.1%continued
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/28	$5,565	$5,789
Del Mar College District G.O. Limited Refunding Bonds,
8/15/28(10)	1,710	1,795
8/15/29(10)	2,000	2,139
Denton Independent School District G.O. Unlimited Refunding Bonds, Series C (PSF, Gtd.),
5.00%, 8/15/28	5,000	5,256
Ector County Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/27	3,105	3,150
El Paso County Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/26	1,275	1,279
El Paso County G.O. Limited Bonds,
5.00%, 8/15/26	4,000	4,011
El Paso G.O. Limited Refunding Bonds,
5.00%, 8/15/27	2,000	2,055
8/15/27(10)	1,500	1,540
5.00%, 8/15/28	1,000	1,051
8/15/28(10)	3,450	3,622
Fort Bend County Certificates of Obligation G.O. Unlimited Bonds,
5.00%, 3/1/27	2,765	2,808
5.00%, 3/1/28	3,550	3,694
Fort Bend County G.O. Limited Refunding Bonds,
5.00%, 3/1/27	1,535	1,560
Fort Bend County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/28	865	900
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/26	1,360	1,364
Garland Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/27	1,000	1,015
Georgetown Utility System Revenue Bonds,
5.00%, 8/15/29	3,400	3,634
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Texas – 7.1%continued
Grand Prairie Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
2/15/29(10)	$4,095	$4,331
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, Memorial Hermann Health System,
7/1/29(10)	2,680	2,851
Harris County Flood Control District G.O. Limited Refunding Bonds,
5.00%, 9/15/28	1,500	1,578
Harris County Flood Control District G.O. Limited Refunding Bonds, Series A,
5.00%, 9/15/28	13,500	14,201
Harris County Housing Finance Corp. Revenue Bonds, Baypointe Apartments,
2.95%, 9/1/28(7) (8)	4,150	4,145
Hays County Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/29	635	673
Hays County G.O. Limited Refunding Bonds,
5.00%, 2/15/28	400	416
5.00%, 2/15/29	655	694
HHA Fountainview PFC MFH Variable Revenue Bonds, Idlewide Apartments,
2.75%, 10/1/28(7) (8)	2,125	2,120
Hidalgo County Drain District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 9/1/27	1,560	1,605
Houston Airport System Subordinate Lien Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,500	1,559
Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/28	1,000	1,042
Humble Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/28	1,350	1,403
5.00%, 2/15/29	2,040	2,161
FIXED INCOME FUNDS 260 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Texas – 7.1%continued
Irving Waterworks & Sewer Revenue Refunding Bonds,
5.00%, 8/15/26	$1,585	$1,589
Lancaster Independent School District G.O. Unlimited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/15/27	980	994
Leander Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/28	1,250	1,313
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
5.00%, 5/15/27	2,100	2,144
5.00%, 5/15/28	1,565	1,635
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/27	4,000	4,084
5.00%, 5/15/27	750	766
5.00%, 5/15/28	2,500	2,611
5.00%, 5/15/29	3,210	3,417
Lubbock Housing Finance Corp. MFH Variable Revenue Bonds, The Ella Apartments (Housing & Urban Development Sector 8 Program),
2.80%, 3/1/28(7) (8)	1,500	1,497
Mesquite Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	1,500	1,541
5.00%, 8/15/28	1,500	1,579
Pearland Certificates of Obligation G.O. Limited Bonds,
5.00%, 3/1/28	2,605	2,710
Pearland Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/28	1,500	1,562
Plano G.O. Limited Refunding Bonds,
5.00%, 9/1/27	3,250	3,342
Prosper Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	2,110	2,142
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Texas – 7.1%continued
Richardson City G.O. Limited Bonds,
5.00%, 2/15/27	$2,000	$2,030
San Antonio Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/1/28	2,325	2,419
San Antonio Electric & Gas Revenue Refunding Bonds, Series B,
5.00%, 2/1/28	8,200	8,532
San Antonio G.O. Limited Refunding Bonds,
5.00%, 2/1/28	5,240	5,452
San Antonio Taxable G.O. Limited Notes,
5.00%, 2/1/28	6,350	6,607
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/27	870	896
5.00%, 10/1/28	600	631
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding Bonds, Baylor Scott & White Health Project,
5.00%, 11/15/28	2,150	2,263
Texas State A&M University Fund Revenue Refunding Bonds, Series A,
7/1/29(10)	15,970	17,049
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/27	4,285	4,401
Texas State Municipal Gas Acquisition & Supply Corp. VI Gas Supply Revenue Bonds,
5.00%, 1/1/29	625	649
Texas State University Financing System Revenue Refunding Bonds, Series C,
3/15/29(10)	3,500	3,655
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/26	3,865	3,873
Texas State Woman's University Financing System Revenue Refunding Bonds,
5.00%, 7/1/29	1,210	1,289
NORTHERN FUNDS QUARTERLY REPORT  261 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Texas – 7.1%continued
Williamson County G.O. Unlimited Bonds,
5.00%, 2/15/27	$900	$914
		206,724
Utah – 0.5%
Morgan County School District G.O. Unlimited Bonds (School Board Guaranty Program),
3.00%, 8/1/29	3,200	3,198
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/27	3,000	3,063
5.00%, 7/1/28	2,250	2,342
5.00%, 7/1/28	2,655	2,763
Utah State MFH Corp. Variable Revenue Bonds, The Cooperative 1881,
2.65%, 3/1/29(7) (8)	2,500	2,479
Utah State Municipal Power Agency Power Supply System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	1,250	1,334
Utah State Municipal Power Agency Revenue Refunding Bonds, Series A, Power Supply System,
5.00%, 7/1/28	595	623
		15,802
Virginia – 0.2%
Brunswick County IDA MFH Variable Revenue Bonds, Pinecrest Apartments,
3.15%, 12/1/27(7) (8)	575	577
Hampton Roads Sanitation District Wastewater Subordinate Revenue Notes, Series A,
5.00%, 7/15/26	3,355	3,358
Richmond Redevelopment & Housing Authority Multi Family Variable Revenue Bonds, Joyfield at German School,
3.05%, 6/1/28(7) (8)	1,355	1,359
Roanoke EDA Hospital Revenue Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/27	800	818
		6,112
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Washington – 1.2%
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1,
5.00%, 7/1/28	$3,260	$3,424
Port of Seattle Intermediate Lien Revenue Bonds (AMT),
5.00%, 4/1/28	2,055	2,134
Port of Seattle Intermediate Lien Revenue Bonds, Series B (AMT),
5.00%, 10/1/28	3,100	3,247
Port of Seattle Revenue Bonds, Series B (AMT),
5.00%, 5/1/28	1,035	1,077
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 1.89%, 11/1/26(3) (7)	7,270	7,248
Snohomish County School District No. 201 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	2,525	2,551
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence St. Joseph Health,
5.00%, 10/1/27	4,870	4,999
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 9/1/27	790	810
5.00%, 9/1/28	650	678
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series A, MultiCare Health System,
5.00%, 8/15/27	2,675	2,735
5.00%, 8/15/28	2,790	2,907
Yakima County East Valley School District No. 90 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/27	1,605	1,661
		33,471
FIXED INCOME FUNDS 262 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
West Virginia – 0.1%
West Virginia State Housing Development Fund MFH Variable Revenue Bonds, Highlawn Place (Housing & Urban Development Sector 8 Program),
2.88%, 2/1/28(7) (8)	$3,300	$3,298
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series D,
3.55%, 11/1/26	475	475
		3,773
Wisconsin – 1.6%
Dane County G.O. Unlimited Promissory Notes, Series C (AMT),
4.00%, 6/1/27	3,965	4,010
Dane County G.O. Unlimited Promissory Notes, Series D (AMT), Airport Project,
5.00%, 6/1/27	4,560	4,652
5.00%, 6/1/28	3,400	3,543
Green Bay G.O. Unlimited Promissory Notes, Series B,
5.00%, 4/1/29	1,090	1,156
Madison Metropolitan School District G.O. Unlimited Promissory Notes, Series A,
5.00%, 3/1/28	2,560	2,665
Milwaukee G.O. Unlimited Promissory Notes, Series N-2 (AG Insured),
5.00%, 12/1/28	9,480	9,963
Milwaukee G.O. Unlimited Promissory Notes, Series N3,
5.00%, 4/1/28	8,440	8,757
Milwaukee G.O. Unlimited Refunding Promissory Notes, Series N4,
5.00%, 4/1/28	2,500	2,594
PFA Educational Facilities Revenue Refunding Bonds, Lindenwood Education System,
5.00%, 6/1/27	265	268
5.00%, 6/1/28	550	564
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Children's Hospital of Wisconsin,
5.00%, 8/15/28	1,600	1,642
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 81.7%continued
Wisconsin – 1.6%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marshfield Clinic Health System, Inc. (AG Insured),
5.00%, 2/15/28	$2,685	$2,781
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Mercy Health Corp. Obligated Group,
5.00%, 6/1/27	1,220	1,243
5.00%, 6/1/28	1,000	1,040
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health Credit Group,
5.00%, 7/1/27(7) (8)	2,595	2,596
		47,474
Wyoming – 0.0%
Wyoming State Community Development Authority Housing Revenue Refunding Bonds, Series 1,
3.05%, 12/1/28	1,030	1,033
Total Municipal Bonds
(Cost $2,365,983)		2,364,564

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(11) (12) (13)	5,711,703	$5,712
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(11) (12)	19,758,261	19,758
Total Investment Companies
(Cost $25,470)		25,470

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 7.6%
Adams County School District No. 172 G.O. Unlimited Refunding Bonds,
5.00%, 2/1/27	$300	$304
NORTHERN FUNDS QUARTERLY REPORT  263 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.6%continued
Alaska State Industrial Development & Export Authority Revenue Refunding Bonds, Greater Fairbanks Community Hospital Foundation Project,
5.00%, 4/1/27	$4,720	$4,794
Albuquerque Municipal School District No. 12 G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/26	2,500	2,504
Alexandria Redevelopment & Housing Authority MFH Variable Revenue Bonds, 431 S Columbus Street Block 4 (Housing & Urban Development Sector 8 Program),
3.20%, 6/1/27(7) (8)	3,635	3,639
Arkansas State Development Finance Authority SFM Variable Revenue Bonds, Mortgage-Backed Securities (GNMA, FNMA, FHLMC Insured),
2.88%, 5/15/27(7) (8)	4,725	4,725
Black Belt Energy Gas District Gas Project Revenue Bonds, Project No. 7-S,
4.00%, 12/1/26(7) (8)	13,855	13,897
Bonneville & Bingham Counties Joint School District No. 93 G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/26	525	528
Brockton G.O. Limited BANS,
5.00%, 10/8/26	6,145	6,182
Broward County Port Facilities Revenue Bonds (AMT),
5.00%, 9/1/26	1,000	1,003
Brownsville Utility System Revenue Refunding Bonds (AG Insured),
5.00%, 9/1/26	720	722
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Vogtle Project,
3.38%, 3/12/27(7) (8)	3,800	3,811
California State Infrastructure & Economic Development Bank Variable Revenue Bonds (AMT), Brightline West Passenger,
3.50%, 11/2/26(1) (7) (8)	42,500	42,488
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.6%continued
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
3.25%, 6/15/27(7) (8)	$5,860	$5,888
Colorado State Health Facilities Authority Revenue Refunding Bonds, Children's Hospital of Colorado Project,
5.00%, 12/1/26	1,225	1,236
Cumberland County Industrial Facilities & Pollution Control Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Project Aero,
3.13%, 12/1/26(7) (8)	20,500	20,485
District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, Parcel 42 Apartments Project,
2.88%, 9/1/26(7) (8)	2,500	2,499
Fayette County Board of Education G.O. Unlimited TRANS (State Intercept Program),
4.00%, 6/15/27	7,425	7,505
Hempstead Town Local Development Corp. Revenue Refunding Bonds, Adelphi University Project,
5.00%, 10/1/26	2,615	2,627
Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds (AMT), Duke Energy Indiana,
3.75%, 6/1/27(7) (8)	5,750	5,783
Johnson City Health & Educational Facilities Board Multi Family Variable Revenue Bonds, Tapestry At Roan Hill (Housing & Urban Development Sector 8 Program),
3.60%, 12/1/26(7) (8)	3,000	3,008
Knox County Health Educational & Housing Facility Board MFH Revenue Bonds, Callahan Flats Project,
4.05%, 12/1/26(7) (8)	4,665	4,686
Los Angeles TRANS,
6/24/27(10)	13,585	13,876
FIXED INCOME FUNDS 264 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.6%continued
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health Issue (AG Insured),
5.00%, 7/1/26	$2,500	$2,500
Michigan State Finance Authority Revenue Notes, Series A-1,
5.00%, 7/20/26	7,220	7,228
Michigan State HDA MFH Variable Revenue Bonds, Clark Road Family Apartments Project,
2.67%, 10/1/26(7) (8)	1,565	1,564
Michigan State HDA MFH Variable Revenue Bonds, Clark Road Senior Apartments Project,
2.67%, 10/1/26(7) (8)	980	979
New Albany-Floyd County School Building Corp. Revenue Bonds (State Aid Intercept Program),
5.00%, 7/15/26	1,490	1,491
New Mexico State Mortgage Finance Authority Variable Revenue Bonds, Series G-3, Class I (GNMA, FNMA, FHLMC Insured),
3.00%, 12/1/26(7) (8)	4,895	4,896
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Dayton Power & Light Project,
4.25%, 6/1/27(7) (8)	7,000	7,074
Palm Beach County HFA MFH Revenue Bonds, Everglades Townhomes,
2.80%, 2/1/27(14)	1,000	998
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(7) (8)	11,645	11,686
Perry Township Schools Marion County G.O. Limited Bonds (State Aid Intercept Program),
5.00%, 7/15/26	1,350	1,351
Portage Public Schools G.O. Unlimited Refunding Bonds (AG Insured),
5.50%, 11/1/26	3,160	3,189
Roanoke EDA Hospital Revenue Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/26	1,010	1,010
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.6%continued
Saint Charles County Public Water Supply District No. 2 Refunding COPS, Series A,
5.00%, 12/1/26	$900	$908
Santa Fe Public School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/26	6,550	6,562
South Carolina State Ports Authority Revenue Bonds (AMT),
5.00%, 7/1/26	2,920	2,920
Texas State Affordable Housing Corp. MFH Revenue Bonds, La Vista de Lopez Apartments (Housing & Urban Development Sector 8 Program, FHA Insured),
2.80%, 2/1/27(15)	1,200	1,199
Texas State Affordable Housing Corp. MFH Variable Revenue Bonds, Norman Commons,
3.63%, 1/1/27(7) (8)	3,400	3,410
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project,
5.00%, 9/1/26	1,500	1,505
University of Colorado University Enterprise System Variable Revenue Refunding Bonds,
2.00%, 10/15/26(7) (8)	4,510	4,494
University of Oklahoma Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	375	375
Wayne Township School Building Corp. Marion County Revenue Bonds, Series B (State Aid Intercept Program),
5.00%, 7/15/26	1,155	1,156
NORTHERN FUNDS QUARTERLY REPORT  265 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.6%continued
Yuma Pledged Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	$865	$865
Total Short-Term Investments
(Cost $219,568)		219,550

Total Investments – 103.0%
(Cost $2,983,827)		2,981,317
Liabilities less Other Assets – (3.0%)		(88,189)
NET ASSETS – 100.0%		$2,893,128

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2026, the value of these securities amounted to approximately
$155,435,000 or 5.4% of net assets.

(2)	Step coupon bond. Rate as of June 30, 2026 is disclosed.
(3)	Variable or floating rate security. Rate as of June 30, 2026 is disclosed.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2026.
(5)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Maturity date represents the puttable date.
(8)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2026 is disclosed.

(9)	Maturity date represents the prerefunded date.
(10)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of June 30, 2026 is disclosed.
(13)	Investment of cash collateral received from securities lending activities.
(14)	Security has converted to a fixed rate as of February 2, 2026, and will continue at a fixed rate going forward.
(15)	Security has converted to a fixed rate as of February 1, 2026, and will continue at a fixed rate going forward.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CMT - Constant Maturity

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LCRA - Lower Colorado River Authority

LOC - Letter of Credit

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

SonyMA - State of New York Mortgage Agency

TCRS - Transferable Custodial Receipts

TRANS - Tax and Revenue Anticipation Notes
FIXED INCOME FUNDS 266 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$42,207	$—	$42,207
Commercial Paper	—	25,273	—	25,273
Corporate Bonds(1)	—	128,662	—	128,662
Foreign Issuer Bonds(1)	—	170,110	—	170,110
U.S. Government Agencies	—	5,481	—	5,481
Municipal Bonds(1)	—	2,364,564	—	2,364,564
Investment Companies	25,470	—	—	25,470
Short-Term Investments	—	219,550	—	219,550
Total Investments	$25,470	$2,955,847	$—	$2,981,317

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$101	$5,798	$187	$5,712	5,711,703	$1 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	9,672	462,342	452,256	19,758	19,758,261	376
Total	$9,773	$468,140	$452,443	$25,470	25,469,964	$377

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  267 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 98.8%
Alabama – 3.3%
Black Belt Energy Gas District Gas Project Revenue Bonds, Series B,
5.00%, 9/1/32(1) (2)	$1,500	$1,577
Black Belt Energy Gas District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	4,000	4,233
Black Belt Energy Gas District Gas Project Revenue Bonds, Series J,
5.00%, 11/1/36	1,500	1,578
Black Belt Energy Gas District Gas Project Revenue Refunding Bonds, Series H-1,
5.00%, 1/1/34	2,115	2,217
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(1) (2)	3,000	3,066
Huntsville Health Care Authority Revenue Bonds, Series B,
5.00%, 6/1/35	4,000	4,489
Jefferson County Sewer Revenue Refunding Warrants,
5.50%, 10/1/53	2,425	2,552
Limestone County Water & Sewer Revenue Bonds,
5.00%, 12/1/44	500	541
Mobile County Board of School Commissioners Special Tax Refunding Bonds (AG Insured),
5.00%, 3/1/27	710	721
5.00%, 3/1/28	420	436
Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,
5.50%, 12/1/29(1) (2)	1,000	1,065
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	3,000	3,195
		25,670
Alaska – 0.4%
Alaska State Railroad Corp. Cruise Port Revenue Bonds (AMT) (AG Insured),
5.50%, 10/1/42	385	424
6.00%, 10/1/50	500	549
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Alaska – 0.4%continued
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/33	$2,120	$2,376
		3,349
Arizona – 3.5%
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds,
5.00%, 6/1/28	600	628
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds, Stimulus Plan For Economic (BAM Insured),
5.00%, 8/1/41	1,350	1,493
Arizona State IDA National Charter Equitable School Revolving Loan Fund Revenue Bonds, Social Bonds,
4.00%, 11/1/46	1,000	942
Chandler IDA IDR Variable Revenue Bonds (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	2,000	2,024
4.00%, 6/1/29(1) (2)	1,500	1,523
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools - Clemmons Campus Project,
4.00%, 7/1/34	1,500	1,478
Maricopa County IDA Revenue Refunding Bonds, Series D, Banner Health,
1/1/33(3)	2,000	2,199
Maricopa County IDA Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(1) (2)	4,000	4,138
Maricopa County Roosevelt Elementary School District No. 66 G.O. Unlimited Bonds, Series B (BAM Insured),
5.00%, 7/1/40	730	786
Phoenix Civic Improvement Corp. Senior Lien Airport Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	2,500	2,716
FIXED INCOME FUNDS 268 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Arizona – 3.5%continued
Pima County Unified School District No. 1 Tucson G.O. Unlimited Bonds, Series B, Project of 2023,
5.00%, 7/1/44	$400	$438
Pinal County Revenue Obligations Bonds (BAM Insured),
5.25%, 8/1/50	1,500	1,614
Pinal County Unified School District No. 20 G.O. Unlimited Bonds, Series A, Maricopa Project of 2024 (BAM Insured),
5.00%, 7/1/43	1,000	1,075
Queen Creek Excise Tax & State Shared Revenue Bonds,
5.00%, 8/1/54	4,720	4,909
Yuma IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center,
5.00%, 8/1/29	680	724
5.00%, 8/1/40	700	763
		27,450
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	2,610	2,265
2.25%, 2/1/41	1,000	752
		3,017
California – 6.4%
Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A,
(Step to 5.40% on 10/1/37), 0.00%, 10/1/50(4)	1,500	905
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	1,095	1,112
California Community Choice Financing Authority Clean Energy Project Sustainable Revenue Bonds,
5.00%, 4/1/32(1) (2)	6,000	6,385
5.00%, 8/1/33(1) (2)	3,000	3,238
5.00%, 10/1/33(1) (2)	3,875	4,063
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
California – 6.4%continued
California Community Choice Financing Authority Clean Energy Project Variable Sustainable Revenue Bonds,
5.00%, 9/1/32(1) (2)	$3,500	$3,789
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,209	3,184
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	914
California State Educational Facilities Authority Revenue Bonds, The Master's University,
5.25%, 8/1/40	1,975	2,070
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	2,500	2,783
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Rady Children's Health,
5.00%, 5/1/31(1) (2)	1,000	1,101
California State Municipal Finance Authority Revenue Bonds, SFMTA Potrero Yard Modernization Project,
5.00%, 9/1/39	1,425	1,591
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/34	1,385	1,416
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,042
NORTHERN FUNDS QUARTERLY REPORT  269 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
California – 6.4%continued
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	$1,000	$753
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,098
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/34	1,000	1,126
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/37	2,380	2,485
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/50	1,245	1,293
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	1,370	1,481
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Los Angeles Convention Center,
5.00%, 5/1/55	750	781
Oakland G.O. Unlimited Bonds, Series B-1, Measure U,
5.00%, 7/15/55	1,250	1,314
Poway Unified School District PFA Special Tax Revenue Refunding Bonds, Series B,
5.00%, 9/1/35	1,150	1,252
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,514
		49,765
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Colorado – 4.3%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(5)	$225	$227
Adams County School District No. 14 G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/44	2,620	2,962
Central Weld County Water District Revenue Bonds (BAM Insured),
5.00%, 12/1/45	1,100	1,179
5.00%, 12/1/50	1,000	1,041
Colorado Educational & Cultural Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/44	1,925	2,084
5.00%, 3/1/46	1,620	1,720
Colorado State COPS, Series A,
4.00%, 12/15/37	5,000	5,043
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System/Sunbelt,
4.00%, 11/15/41	1,000	990
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 12/1/29	3,000	3,190
Colorado State Health Facilities Authority Variable Revenue Bonds, AdventHealth Obligated Group,
5.00%, 11/15/28(1) (2)	2,500	2,615
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/37	2,000	2,155
5.00%, 11/15/41	1,000	1,062
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT),
5.00%, 12/1/43	2,000	2,044
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(6)	2,750	1,718
0.00%, 8/1/39(6)	2,805	1,569
FIXED INCOME FUNDS 270 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Colorado – 4.3%continued
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	$1,500	$1,501
Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A,
5.13%, 12/1/50	1,000	1,007
E-470 Public Highway Authority Revenue Refunding CABS, Series A-2,
9/1/38(3) (6)	1,000	627
Metro Water Recovery Sewer Revenue Bonds, Series A,
5.00%, 4/1/51	1,000	1,066
		33,800
Connecticut – 0.8%
Connecticut State G.O. Unlimited Bonds, Series C,
5.00%, 8/15/34	1,700	1,951
Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure,
5.00%, 7/1/39	565	634
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Transportation Infrastructure,
5.00%, 7/1/41	1,500	1,682
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	2,000	2,084
		6,351
Delaware – 0.5%
Delaware State EDA Variable Revenue Refunding Bonds, Series A, NRG Energy Project,
4.00%, 10/1/35(1) (2)	2,250	2,274
Delaware State Health Facilities Authority Revenue Bonds, Christiana Care Health System,
5.00%, 10/1/29	1,265	1,357
		3,631
District of Columbia – 1.5%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/28	3,150	3,304
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
District Of Columbia – 1.5%continued
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series A,
5.00%, 6/1/50	$2,750	$2,904
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/34	2,750	3,063
4.00%, 10/1/41	2,580	2,522
		11,793
Florida – 8.6%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/30	2,250	2,301
5.00%, 10/1/42	2,500	2,527
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/27	1,750	1,796
5.00%, 10/1/29	1,170	1,242
Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/29	1,030	1,094
Broward County School Board Refunding COPS, Series A,
5.00%, 7/1/28	5,575	5,823
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	1,999
Fort Myers Utility Revenue Refunding Bonds,
5.25%, 10/1/53	3,145	3,334
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	1,991
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health System,
5.00%, 11/15/45	1,000	1,059
Lee County Airport Revenue Bonds (AMT),
5.25%, 10/1/44	2,250	2,425
NORTHERN FUNDS QUARTERLY REPORT  271 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Florida – 8.6%continued
Lee County School Board COPS, Series A,
5.00%, 8/1/40	$3,410	$3,784
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,011
Miami-Dade County School Board Refunding COPS, Series A,
5.00%, 2/1/31	3,500	3,818
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	7,500	5,617
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,509
North Miami Community Redevelopment Agency Revenue Bonds,
5.00%, 3/1/42	1,000	1,054
5.00%, 3/1/43	1,100	1,154
Orlando Water Reclamation System Revenue Bonds, Series A,
5.00%, 10/1/54	3,500	3,676
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	375	383
Palm Beach County Health Facilities Authority Revenue Bonds, Lifespace Communities Inc.,
5.13%, 5/15/46	1,000	1,018
Palm Coast Utility System Revenue Refunding Bonds,
5.00%, 10/1/40	1,150	1,288
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,088
Seminole County Special Obligation Revenue Refunding Bonds,
5.00%, 10/1/52	1,325	1,394
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,243
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Florida – 8.6%continued
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	$1,750	$1,759
Winter Garden Water & Wastewater Revenue Bonds,
5.25%, 8/1/54	3,000	3,202
		67,589
Georgia – 2.2%
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT),
5.00%, 7/1/38	2,000	2,180
Georgia State Housing & Finance Authority Revenue Bonds, Series A,
4.40%, 12/1/41	3,000	3,042
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	5,000	5,064
5.00%, 5/15/43	500	508
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,500	1,600
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,501
Paulding County Hospital Authority Anticipation Certificates Revenue Bonds, Wellstar,
5.00%, 4/1/36	2,410	2,730
		17,625
Hawaii – 0.3%
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,061
Idaho – 0.3%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,000	2,100
Illinois – 9.0%
Aurora Waterworks & Sewerage Revenue Refunding Bonds, Series B,
4.00%, 12/1/36	800	791
FIXED INCOME FUNDS 272 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Illinois – 9.0%continued
Chicago Board of Education G.O. Unlimited Bonds, Series A,
5.75%, 12/1/50	$1,500	$1,527
Chicago G.O. Unlimited Bonds, Series A,
6.00%, 1/1/50	1,000	1,054
Chicago Midway Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/30	2,000	2,123
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	2,500	2,721
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/38	1,000	1,092
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series A (AMT),
5.00%, 1/1/39	2,000	2,172
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	1,600	1,645
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series C,
5.25%, 1/1/54	2,000	2,121
Chicago Park District G.O. Limited Bonds, Series A,
5.00%, 1/1/47	1,750	1,828
5.00%, 1/1/48	1,500	1,559
Chicago Waterworks Revenue Bonds, Series A,
5.00%, 11/1/47	2,500	2,637
Chicago Waterworks Revenue Refunding Bonds, Series B,
11/1/30(3)	2,000	2,155
Chicago Waterworks Second Lien Revenue Bonds, Series A (AGM Insured),
5.25%, 11/1/53	2,000	2,083
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Illinois – 9.0%continued
Cook County Community College District No. 508 G.O. Unlimited Bonds (BAM Insured),
5.50%, 12/1/51	$2,000	$2,152
Cook County High School District No. 201J Sterling Morton Township G.O. Limited Bonds (AG Insured),
5.00%, 6/1/45	1,100	1,187
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,764
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/32	1,110	1,183
Illinois State Finance Authority Revenue Refunding Bonds, Moorings of Arlington Heights,
5.13%, 11/1/46	1,490	1,516
Illinois State Finance Authority Revenue Refunding Bonds, NorthShore University Health System,
3.25%, 8/15/49	2,500	1,993
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
5.25%, 10/1/52	500	496
Illinois State Finance Authority Variable Revenue Bonds, Series A-3, UChicago Medicine,
5.00%, 8/15/35(1) (2)	1,750	1,958
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,000	1,063
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 4/1/29	4,000	4,227
5.00%, 5/1/37	1,460	1,593
5.25%, 5/1/45	1,000	1,058
5.25%, 5/1/49	2,060	2,135
Illinois State Sales TRB, Junior Obligation Series A,
5.00%, 6/15/46	1,250	1,329
NORTHERN FUNDS QUARTERLY REPORT  273 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Illinois – 9.0%continued
Illinois State Sales TRB, Junior Obligation Series B,
5.00%, 6/15/36	$2,000	$2,231
Illinois State University Revenue Refunding Bonds,
5.25%, 4/1/50	3,600	3,779
Joliet Waterworks & Sewage Revenue Bonds (BAM Insured),
5.25%, 1/1/50	3,000	3,162
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,000
Southwestern Development Authority Revenue Bonds, Pontiac-William Holliday School District No. 105 (BAM Insured),
6.00%, 12/1/45	480	554
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/37	2,325	2,560
Westmont G.O. Unlimited Bonds,
5.00%, 12/1/38	1,715	1,914
5.00%, 12/1/39	1,805	2,002
		70,364
Indiana – 2.5%
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	1,000	760
Hamilton County Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 7/10/42	1,000	1,070
Indiana Finance Authority Water Utility Revenue Refunding Bonds, Citizens Energy Group Project,
10/1/30(3)	2,340	2,561
10/1/45(3)	1,825	1,959
Indiana State Finance Authority Health System Variable Revenue Bonds, Series B-1, Indiana University Health,
5.00%, 7/1/28(1) (2)	2,000	2,077
Indiana State Finance Authority State Revolving Fund Program Sustainable Revenue Bonds, Series A,
5.00%, 2/1/51	1,500	1,595
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Indiana – 2.5%continued
Indiana State Finance Authority Student Housing Revenue Bonds, Senior Student Housing Project,
5.00%, 7/1/49	$1,075	$1,076
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Indianapolis Airport Authority Project,
5.25%, 1/1/50	2,000	2,126
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series F, Stormwater Project,
5.00%, 1/1/49	895	939
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/43	1,230	1,312
IPS Multi-School Building Corp. Sustainable Revenue Bonds (State Aid Intercept Program),
5.00%, 7/15/45	1,000	1,059
Noblesville Redevelopment Authority Revenue Refunding Bonds, Event Center Public Improvement Projects (AGM State Intercept Program),
5.00%, 8/1/37	750	826
Northwest Allen School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/31	600	660
Whiting Environmental Facilities Variable Revenue Refunding Bonds (AMT), BP Products North America, Inc. Project,
4.00%, 6/10/33(1) (2)	1,200	1,223
		19,243
Iowa – 0.4%
Cedar Rapids Community School District Infrastructure Sales Services Revenue Bonds (BAM Insured),
5.00%, 7/1/42	500	547
5.25%, 1/1/51	1,000	1,056
FIXED INCOME FUNDS 274 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Iowa – 0.4%continued
Guthrie County Hospital Revenue BANS, Guthrie County Hospital Project,
4.50%, 2/1/29	$1,300	$1,302
		2,905
Kansas – 0.3%
Johnson County Unified School District No. 233 G.O. Unlimited Refunding Bonds, Series A (BAM Insured),
5.00%, 9/1/46	1,000	1,079
University of Kansas Hospital Authority Health Facilities Revenue Refunding Bonds, The University of Kansas Health System,
5.25%, 3/1/46	1,500	1,633
		2,712
Kentucky – 2.3%
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	2,500	2,471
Kentucky Bond Development Corp. Hospital Variable Revenue Bonds, Baptist Healthcare System (AG Insured),
5.00%, 8/15/35(1) (2)	2,640	2,960
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 133,
5.00%, 9/1/45	1,700	1,847
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	6,000	6,357
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
5.00%, 10/1/26	600	603
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	4,500	3,904
		18,142
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Louisiana – 2.6%
Greater New Orleans Expressway Commission Toll Subordinate Lien Revenue Refunding Bonds (AG Insured),
5.00%, 11/1/32	$435	$484
5.00%, 11/1/34	575	652
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.25%, 5/15/50	2,500	2,630
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,000
Louisiana Stadium & Exposition District Senior Revenue Refunding Bonds, Series A,
5.25%, 7/1/53	2,695	2,800
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	4,250	3,701
New Orleans G.O. Unlimited Bonds, Series A,
5.00%, 12/1/47	3,000	3,064
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,017
		20,348
Maryland – 0.9%
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, LifeBridge Health,
5.00%, 7/1/44	1,100	1,110
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Medstar Health Issue,
5.00%, 8/15/29	850	907
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series C, Medstar Health Issue,
5.00%, 8/15/27	1,000	1,027
NORTHERN FUNDS QUARTERLY REPORT  275 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Maryland – 0.9%continued
5.00%, 8/15/28	$1,030	$1,080
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT), Baltimore/Washington International,
5.00%, 6/1/30	2,615	2,741
		6,865
Massachusetts – 2.6%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	2,500	2,290
Massachusetts State Consolidated Loan G.O. Unlimited Bonds, Series C,
5.25%, 10/1/47	5,000	5,342
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.25%, 7/1/50	1,500	1,544
Massachusetts State Development Finance Agency Revenue Bonds, Middlesex Sustainable Energy Partners,
6.00%, 10/1/49	500	549
Massachusetts State G.O. Limited Bonds, Series D,
5.00%, 6/1/40	2,000	2,277
5.00%, 10/1/50	4,525	4,748
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,729
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	920	949
		20,428
Michigan – 3.5%
Great Lakes Water Authority Water Supply System Second Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	2,000	2,293
Great Lakes Water Authority Water Supply System Senior Lien Revenue Bonds, Series B,
5.25%, 7/1/53	1,000	1,061
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Michigan – 3.5%continued
Howell Public Schools G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 5/1/41	$1,000	$1,105
5.00%, 5/1/42	1,000	1,099
5.00%, 5/1/43	750	821
5.00%, 5/1/44	750	814
Kenowa Hills Public Schools G.O. Unlimited Refunding Bonds, Series III (Q-SBLF Insured),
5.00%, 11/1/40	1,575	1,752
L'Anse Creuse Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/43	1,250	1,370
5.00%, 5/1/49	610	639
Lincoln Consolidated School District Refunding G.O. Unlimited Bonds, (Q-SBLF Insured),
5.00%, 5/1/27	1,500	1,529
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,862
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Bronson Healthcare Group,
5.00%, 11/15/29	4,000	4,249
Oakland University Revenue Refunding Bonds, Series A,
5.00%, 3/1/47	1,000	1,049
Portage Public Schools G.O. Unlimited Refunding Bonds (AG Insured),
5.00%, 11/1/38	2,000	2,254
South Lyon Community Schools G.O. Unlimited Bonds, Series I,
5.00%, 5/1/28	1,100	1,149
Southfield Public Schools G.O. Unlimited Bonds (Q-SBLF Insured),
5.25%, 5/1/50	1,200	1,276
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan,
5.00%, 12/1/34	1,000	1,109
West Bloomfield School District G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/42	1,750	1,912
FIXED INCOME FUNDS 276 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Michigan – 3.5%continued
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/28	$25	$26
		27,369
Minnesota – 1.3%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/29	1,380	1,403
Minnesota Municipal Gas Agency Gas Project Revenue Bonds, Series A,
5.00%, 9/1/35	3,000	3,131
Rochester Health Care Facilities Revenue Bonds, Series A, Mayo Clinic,
4.00%, 11/15/43	2,500	2,515
Saint Cloud Health Care Revenue Refunding Bonds, CentraCare Health System,
5.00%, 5/1/29	2,145	2,275
Truman Independent School District No. 458 G.O. Unlimited Bonds, Series A (School District Credit Program),
5.00%, 2/1/40	770	852
		10,176
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	683
Missouri – 1.5%
Greene County Reorganized School District No. R-3 Republic G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/38	1,000	1,093
Kansas City Sanitary Sewer System Revenue Bonds, Series A,
4.00%, 1/1/49	1,000	968
Lebanon Reorganized School District No. R-3 Laclede County G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.50%, 3/1/45	915	1,016
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Missouri – 1.5%continued
Marion & Ralls County School District No. 60 G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.75%, 3/1/44	$50	$57
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Marshall Energy Center Project,
5.00%, 1/1/51	3,500	3,644
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds, Series A, Public Safety Projects (AG Insured),
5.50%, 12/1/50	1,080	1,156
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,313
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,502
		11,749
Montana – 0.0%
Montana State Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),
3.90%, 12/1/48	50	46
Nebraska – 1.3%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,011
Nebraska State Public Power District Revenue Refunding Bonds, Series A,
5.00%, 1/1/37	1,250	1,433
Nebraska State Public Power District Revenue Refunding Bonds, Series B,
5.00%, 7/1/28	3,500	3,626
NORTHERN FUNDS QUARTERLY REPORT  277 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Nebraska – 1.3%continued
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 2/1/42	$4,250	$4,333
		10,403
New Hampshire – 0.2%
National Finance Authority Revenue Bonds,
4.25%, 7/20/41	1,398	1,312
New Jersey – 0.6%
Casino Reinvestment Development Authority Luxury Tax Revenue Refunding Bonds, Series A (AGC Insured),
5.00%, 11/1/39	1,145	1,257
New Jersey State Transportation Trust Fund Authority Program Revenue Bonds, Series AA,
5.00%, 6/15/36	1,250	1,432
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB, Transformation Program,
5.00%, 6/15/46	2,000	2,111
		4,800
New Mexico – 0.2%
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
4.00%, 9/1/52	990	896
New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA, FNMA, FHLMC Insured),
4.30%, 9/1/52	980	935
		1,831
New York – 10.9%
Glens Falls G.O. Limited BANS,
4.00%, 2/26/27	4,000	4,027
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/42	1,435	1,575
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/37	2,500	2,766
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
New York – 10.9%continued
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	$1,370	$1,222
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,535	1,288
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD, Fiscal 2026,
5.00%, 6/15/46	1,000	1,083
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,095
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	3,719
New York City Transitional Finance Authority Subordinate Multi-modal Revenue Bonds, Series F-1,
5.25%, 2/1/53	1,000	1,055
New York City Transitional Finance Authority Subordinate Revenue Bonds, Fiscal 2026,
5.00%, 11/1/39	895	1,008
5.00%, 11/1/47	1,000	1,071
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	4,160
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B, Fiscal 2026,
5.00%, 5/1/40	1,500	1,670
5.25%, 5/1/48	2,840	3,071
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	3,450	3,546
FIXED INCOME FUNDS 278 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
New York – 10.9%continued
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E,
5.00%, 11/1/46	$3,000	$3,206
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series H, Fiscal 2025,
5.00%, 11/1/46	1,150	1,233
New York City Transitional Finance Authority Subordinate Revenue Refunding Bonds, Fiscal 2026,
5.00%, 11/1/34	1,000	1,142
New York G.O. Unlimited Bonds, Series D, Fiscal 2026,
5.00%, 10/1/36	1,000	1,132
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/44	3,000	3,075
New York G.O. Unlimited Bonds, Series G,
5.25%, 2/1/47	1,500	1,634
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	720	724
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,
5.00%, 10/1/28(5)	5	5
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,500	2,610
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
5.00%, 2/15/48	4,500	4,617
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,003
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
New York – 10.9%continued
New York State Liberty Development Corp. Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	$5,000	$3,732
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	1,555	1,384
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
5.00%, 12/1/28	625	651
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	596
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport New Terminal One Project,
5.25%, 6/30/41	1,600	1,694
6.00%, 6/30/50	1,000	1,076
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,034
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/32	2,000	1,799
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/28	2,000	2,091
5.00%, 9/1/33	2,500	2,784
Triborough Bridge & Tunnel Authority Sales TRB, Series A-1,
5.00%, 5/15/54	2,975	3,096
NORTHERN FUNDS QUARTERLY REPORT  279 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
New York – 10.9%continued
Triborough MTA Bridge & Tunnel Authority Real Estate Transfer TRB, TBTA Capital Lockbox Fund,
5.00%, 12/1/50	$6,300	$6,600
5.25%, 12/1/54	3,295	3,512
		85,786
North Carolina – 0.6%
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	915	746
North Carolina State Medical Care Commission Health Care Facilities Revenue Bonds, Advocate Health Nonprofit Credit Group,
5.00%, 8/1/38	2,000	2,289
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, United Methodist Retirement Homes,
5.00%, 10/1/40	910	985
5.13%, 10/1/45	535	566
		4,586
North Dakota – 0.1%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,152
Ohio – 2.1%
Columbus Regional Airport Authority Revenue Refunding Bonds, John Glenn Columbus International (AMT),
5.00%, 1/1/34	650	717
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	206
Ohio State Revenue Refunding Bonds, Major New State Infrastructure Project,
5.00%, 12/15/30	2,400	2,638
Ohio State Water Development Authority Revenue Refunding Bonds, Fresh Water Revolving Fund,
5.00%, 12/1/35	2,000	2,324
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Ohio – 2.1%continued
Springboro G.O. Limited BANS (State Standby Purchase Program),
4.00%, 2/23/27	$2,000	$2,014
Troy City School District G.O. Unlimited Bonds,
5.00%, 12/1/54	2,650	2,746
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	1,491
Wyoming City School District G.O. Unlimited Bonds,
5.00%, 12/1/43	1,530	1,667
5.00%, 12/1/55	2,500	2,590
		16,393
Oklahoma – 1.1%
Lawton Industrial Developmental Authority Sales TRB, Series A,
5.00%, 7/1/51	2,000	2,070
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	280	299
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation,
5.25%, 7/1/50	2,000	2,166
Oklahoma State Water Resources Board State Loan Program Revenue Bonds, Series C,
4.50%, 10/1/50	4,400	4,442
		8,977
Oregon – 0.6%
Clackamas County School District No. 12 North Clackamas Capital Appreciation G.O. Unlimited Bonds, Series A, Unrefunded Balance (School Board Guaranty Program),
0.00%, 6/15/38(6)	2,235	1,319
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A (School Board Guaranty Program), Prerefunded,
0.00%, 6/15/27(5) (6)	265	158
FIXED INCOME FUNDS 280 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Oregon – 0.6%continued
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(6)	$1,000	$644
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/52	750	732
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/48(6)	5,000	1,736
		4,589
Pennsylvania – 2.9%
Cumberland County Municipal Authority Revenue Refunding Bonds, Series A, Messiah Village Project,
5.25%, 6/1/44	1,000	1,054
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	821
5.00%, 5/1/35	865	866
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured),
5.50%, 8/1/28	1,460	1,539
Pennsylvania State Economic Development Financing Authority University Revenue Bonds, Eastern University Project,
5.00%, 10/1/45	2,200	2,209
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Drexel University,
5.00%, 5/1/29	1,515	1,586
5.00%, 5/1/31	1,500	1,602
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,583
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Pennsylvania – 2.9%continued
Pennsylvania State Turnpike Commission Variable Revenue Refunding, Subseries-2,
5.00%, 12/1/32(1) (2)	$2,575	$2,856
Pennsylvania State University Revenue Bonds,
5.00%, 9/1/43	5,000	5,158
Philadelphia Authority for Industrial Development Revenue Refunding Bonds, Greater Philadelphia Health,
6.00%, 6/1/45	2,000	2,178
		22,452
Rhode Island – 0.2%
Providence Public Buildings Authority Revenue Bonds, Capital Improvement Program Project (AGC Insured),
5.00%, 9/15/37	740	809
Rhode Island Infrastructure Bank State Revolving Fund Revenue Refunding Bonds, Series B, Master Trust,
5.00%, 10/1/28	500	528
		1,337
South Carolina – 0.7%
Aiken Water & Sewer Revenue Bonds, Series A,
4.00%, 8/1/49	1,000	952
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	2,000	2,152
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,266
		5,370
Tennessee – 1.1%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, The Vanderbilt University Medical Center,
5.00%, 7/1/36	1,750	1,977
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT),
5.00%, 7/1/30	1,500	1,611
NORTHERN FUNDS QUARTERLY REPORT  281 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Tennessee – 1.1%continued
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	$5,000	$5,063
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	50	49
		8,700
Texas – 7.3%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/47	2,350	2,514
Bexar County Certificates of Obligation G.O. Limited Bonds,
4.00%, 6/15/46	5,000	4,881
Brazos County Certificates of Obligation G.O. Limited Bonds,
4.25%, 9/1/44	2,565	2,594
Dallas & Fort Worth International Airport Revenue Bonds, Series A-1 (AMT),
5.25%, 11/1/42	1,440	1,570
Denver City Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/40	1,000	1,123
El Paso G.O. Unlimited Refunding Bonds,
5.00%, 8/15/31	1,020	1,125
Greenville Waterworks & Sewer System Revenue Bonds (BAM Insured),
4.38%, 2/15/48	1,115	1,108
4.38%, 2/15/49	1,250	1,236
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Series A, Houston Methodist,
5.00%, 12/1/29	3,500	3,746
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines Inc., Terminal,
5.25%, 7/15/32	3,500	3,741
Huffman Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.25%, 2/15/49	1,750	1,866
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Texas – 7.3%continued
Hutto Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/1/28(1) (2)	$550	$562
New Braunfels Utility Revenue Refunding Bonds,
5.00%, 7/1/47	1,315	1,408
Port Houston Authority G.O. Unlimited Refunding Bonds, Series A (AMT),
5.00%, 10/1/29	2,500	2,617
Roma Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/49	1,500	1,568
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/31	1,500	1,601
San Antonio Electric & Gas Revenue Refunding Bonds, Series A,
5.00%, 2/1/39	2,500	2,814
San Marcos Certificates of Obligation G.O. Limited Bonds,
4.00%, 8/15/44	2,045	2,005
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/27	875	901
5.00%, 10/1/28	600	631
5.00%, 10/1/29	625	669
Tarrant County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Ascension Senior Credit,
5.00%, 11/15/35(1) (2)	1,330	1,500
Tarrant County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Texas Health Resources System,
5.00%, 11/15/29(1) (2)	2,000	2,131
Texas State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/36	1,000	1,148
FIXED INCOME FUNDS 282 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Texas – 7.3%continued
Texas State Transportation Commission Central Texas Turnpike System Second Tier Revenue Refunding Bonds, Series C,
5.00%, 8/15/39	$1,800	$1,968
Texas State Transportation Commission G.O. Unlimited Refunding Bonds,
5.00%, 4/1/29	4,500	4,798
Texas Water Development Board Revenue Bonds, Series A, Master Trust,
4.25%, 10/15/51	3,000	2,912
Trinity River Authority Denton Creek Wastewater Revenue Bonds,
5.00%, 2/1/46	2,360	2,550
		57,287
Utah – 1.4%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/35	5,000	5,352
Summit County Resort Communities Sales TRB,
5.00%, 12/15/39	3,000	3,362
Tooele County School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/1/30	505	550
Utah State Municipal Power Agency Revenue Refunding Bonds, Series A, Power Supply System,
5.00%, 7/1/37	1,750	1,996
		11,260
Virginia – 0.3%
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	1,581
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,000	827
		2,408
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Washington – 4.0%
Benton County Public Utility District No. 1 Electric Revenue Bonds,
5.00%, 11/1/48	$1,100	$1,149
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
5.00%, 1/1/38	850	939
Grant County G.O. Limited Bonds (BAM Insured),
5.25%, 12/1/50	1,350	1,441
Kent G.O. Limited Refunding Bonds,
5.00%, 12/1/51	1,950	2,070
King County Public Hospital District No. 2 G.O. Limited Bonds, EvergreenHealth,
5.50%, 12/1/50	2,000	2,164
Pasco Public Facilities District Sales TRB (AGC Insured),
5.00%, 11/1/40	1,050	1,145
Port of Everett Revenue Refunding Bonds, Series A (AG Insured),
12/1/51(3)	2,000	2,086
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/36	3,570	3,857
Washington State G.O. Unlimited Bonds, Series D,
5.00%, 6/1/49	4,000	4,280
Washington State Health Care Facilities Authority Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/35	3,500	3,924
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,004
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, Horizon House Project,
4.38%, 1/1/33	1,500	1,507
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.50%, 12/1/43	1,500	1,634
		31,200
NORTHERN FUNDS QUARTERLY REPORT  283 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
West Virginia – 0.2%
Ohio County Commission Special District Excise Tax Revenue Refunding Bonds, Fort Henry Opportunity Development (AG Insured),
5.25%, 6/1/45	$1,500	$1,622
Wisconsin – 3.5%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	1,320	1,439
PFA Educational Facilities Revenue Refunding Bonds, Lindenwood Education System,
5.00%, 6/1/39	500	515
5.00%, 6/1/40	525	539
PFA Revenue Bonds,
4.48%, 12/5/40(7)	1,550	1,558
PFA Revenue Bonds, Maniilaq Association Employee,
5.25%, 12/1/48	3,000	3,035
PFA Revenue Bonds, Maniilaq Association Patient Housing,
5.00%, 12/1/36	3,425	3,679
PFA Revenue Bonds, PAFAF-Mid States Leasing Project,
5.00%, 12/31/35	3,750	4,134
PFA Revenue Refunding Bonds, Kahala Nui Project,
5.25%, 11/15/50	1,000	1,034
Westfield School District G.O. Unlimited Promissory Notes (AGC Insured),
5.00%, 3/1/39	685	743
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.40%, 8/15/29	1,100	1,100
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,410
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
Wisconsin – 3.5%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Unrefunded Balance,
4.00%, 11/15/46	$4,905	$4,513
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Mercy Health Corp.,
5.00%, 12/1/33(1) (2)	3,500	3,831
		27,530
Total Municipal Bonds
(Cost $789,379)		774,226

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(8) (9)	2,596,612	$2,597
Total Investment Companies
(Cost $2,597)		2,597

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.9%
Black Belt Energy Gas District Gas Project Revenue Bonds, Project No. 7-S,
4.00%, 12/1/26(1) (2)	$1,000	$1,003
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	1,000	1,009
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(1) (2)	1,500	1,493
FIXED INCOME FUNDS 284 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.9%continued
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	$3,500	$3,512
Total Short-Term Investments
(Cost $7,003)		7,017

Total Investments – 100.0%
(Cost $798,979)		783,840
Liabilities less Other Assets – (0.0%)		(280)
NET ASSETS – 100.0%		$783,560

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2026 is disclosed.

(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(4)	Step coupon bond. Rate as of June 30, 2026 is disclosed.
(5)	Maturity date represents the prerefunded date.
(6)	Zero coupon bond.
(7)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2026 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

INS - Insured

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$774,226	$—	$774,226
Investment Companies	2,597	—	—	2,597
Short-Term Investments	—	7,017	—	7,017
Total Investments	$2,597	$781,243	$—	$783,840

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  285 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued	June 30, 2026 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,033	$98,915	$99,351	$2,597	2,596,612	$81
FIXED INCOME FUNDS 286 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND	June 30, 2026 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 11.5%
Auto Loan – 3.4%
American Credit Acceptance Receivables Trust, Series 2025-3, Class B
4.75%, 9/12/29(1)	$8,565	$8,574
Americredit Automobile Receivables Trust, Series 2022-1, Class D
3.23%, 2/18/28	4,500	4,484
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 2/15/28(1)	451	452
CarMax Auto Owner Trust, Series 2023-1, Class D
6.27%, 11/15/29	3,400	3,434
CarMax Auto Owner Trust, Series 2023-4, Class A3
6.00%, 7/17/28	181	182
Carvana Auto Receivables Trust, Series 2025-P2, Class A2
4.56%, 8/10/28	1,696	1,697
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	1,400	1,422
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	772	773
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3
4.85%, 12/18/28	1,294	1,297
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	1,111	1,117
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	861	866
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	619	620
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	602	604
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	3,942	3,972
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.5%continued
Auto Loan – 3.4%continued
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class A3
4.86%, 1/25/35(1)	$4,860	$4,833
Research-Driven Pagaya Motor Asset Trust, Series 2026-2A, Class B
5.82%, 2/26/35(1)	5,900	5,842
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 8/15/31	3,365	3,436
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
4.71%, 6/15/28	434	434
Santander Drive Auto Receivables Trust, Series 2026-1, Class A3
3.93%, 7/15/30	5,300	5,251
Westlake Automobile Receivables Trust, Series 2025-1A, Class B
4.98%, 9/16/30(1)	2,750	2,762
Westlake Automobile Receivables Trust, Series 2025-1A, Class C
5.14%, 10/15/30(1)	1,250	1,259
Westlake Automobile Receivables Trust, Series 2025-2A, Class D
5.08%, 5/15/31(1)	3,965	3,965
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2
4.65%, 2/15/28(1)	1,888	1,890
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	612	614
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	1,042	1,048
		60,828
Credit Card – 1.9%
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	4,000	4,010
Evergreen Credit Card Trust, Series 2024-1A, Class B
5.51%, 7/15/28(1)	4,769	4,772
Evergreen Credit Card Trust, Series 2024-CRT4, Class B
5.25%, 10/15/28(1)	6,770	6,787
NORTHERN FUNDS QUARTERLY REPORT  287 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.5%continued
Credit Card – 1.9%continued
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	$1,250	$1,251
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	1,458	1,465
Synchrony Card Funding LLC, Series 2024-A2, Class A
4.93%, 7/15/30	2,835	2,852
Trillium Credit Card Trust II, Series 2025-1A, Class B
4.41%, 9/26/30(1)	2,957	2,944
Trillium Credit Card Trust II, Series 2026-1A, Class A
(Floating, U.S. SOFR + 0.60%), 4.26%, 3/26/31(1) (2)	4,300	4,307
Trillium Credit Card Trust II, Series 2026-1A, Class B
4.61%, 3/26/31(1)	4,300	4,278
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	2,530	2,542
		35,208
Other – 0.8%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	761	767
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	414	416
Kubota Credit Owner Trust, Series 2025-1A, Class A2
4.61%, 12/15/27(1)	946	947
MMAF Equipment Finance LLC, Series 2024-A, Class A2
5.20%, 9/13/27(1)	84	84
Navient Private Education Refi Loan Trust, Series 2020-IA, Class A1A
1.33%, 4/15/69(1)	771	705
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A2
4.50%, 4/15/33(1)	890	884
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class B
4.88%, 4/15/33(1)	4,100	4,077
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.5%continued
Other – 0.8%continued
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class C
5.01%, 4/15/33(1)	$1,500	$1,492
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A
(Step to 5.88% on 2/25/30), 4.88%, 1/1/56(1) (3)	4,754	4,699
		14,071
Whole Loan – 5.4%
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1B
(Step to 6.06% on 5/25/30), 5.06%, 2/25/66(1) (3)	4,231	4,187
Bravo Residential Funding Trust, Series 2025-NQM1, Class A1
(Step to 6.60% on 2/25/29), 5.60%, 12/25/64(1) (3)	8,232	8,252
BRAVO Residential Funding Trust, Series 2026-NQM5, Class A3
(Step to 6.69% on 6/25/30), 5.72%, 6/25/66(1) (3)	2,880	2,874
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A
6.00%, 2/25/55(1)	1,604	1,602
Cross 2026-NQM8, Class A1B
(Step to 6.59% on 7/25/30), 5.58%, 7/25/71(3)	7,491	7,480
Cross 2026-NQM8, Class A3
(Step to 6.59% on 7/25/30), 5.79%, 7/25/71(3)	6,000	6,000
JP Morgan Mortgage Trust, Series 2024-12, Class A4
6.00%, 6/25/55(1) (2)	2,736	2,742
JP Morgan Mortgage Trust, Series 2024-8, Class A7A
5.50%, 1/25/55(1) (2)	2,577	2,570
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1
(Step to 6.59% on 4/25/29), 5.59%, 6/25/65(1) (3)	3,983	3,979
JP Morgan Mortgage Trust, Series 2026-NQM3, Class A1
5.48%, 10/25/66(1) (2)	10,708	10,683
FIXED INCOME FUNDS 288 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.5%continued
Whole Loan – 5.4%continued
JP Morgan Mortgage Trust, Series 2026-NQM3, Class A1B
(Step to 6.48% on 6/25/30), 5.48%, 10/25/66(1) (3)	$1,091	$1,086
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (3)	1,729	1,733
Provident Funding Mortgage Trust, Series 2025-2, Class A4
5.50%, 6/25/55(1) (2)	5,366	5,358
PRPM Trust, Series 2025-NQM1, Class A3
(Step to 7.26% on 3/25/29), 6.26%, 11/25/69(1) (3)	3,269	3,284
RATE Mortgage Trust, Series 2025-J2, Class A5
5.50%, 7/25/55(1) (2)	3,062	3,054
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 1/25/65(1) (3)	2,966	2,966
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A1B
(Step to 6.60% on 7/25/29), 5.60%, 5/25/65(1) (3)	6,691	6,685
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A1FC
(Step to 6.09% on 4/25/30), 5.09%, 2/25/66(1) (3)	3,212	3,193
Santander Mortgage Asset Receivable Trust, Series 2026-NQM4, Class A1B
(Step to 6.38% on 6/25/30), 5.49%, 5/25/66(1) (3)	1,955	1,949
Santander Mortgage Asset Receivable Trust, Series 2026-NQM5, Class A1B
(Step to 6.20% on 7/25/30), 5.46%, 6/25/66(1) (3) (4)	8,000	7,971
Santander Mortgage Asset Receivable Trust, Series 2026-NQMS1
10/25/65(1) (5)	5,000	5,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.5%continued
Whole Loan – 5.4%continued
Sequoia Mortgage Trust, Series 2025-11, Class A5
5.00%, 11/25/55(1)	$2,682	$2,650
Verus Securitization Trust, Series 2026-5, Class A3
(Step to 6.69% on 7/25/30), 5.72%, 5/25/71(1) (3)	2,900	2,896
		98,194
Total Asset-Backed Securities
(Cost $208,736)		208,301

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.7%
Non Agency – 1.7%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A
4.09%, 8/10/38(1) (2)	10,440	10,211
BPR Trust, Series 2023-BRK2, Class A
6.90%, 10/5/38(1) (2)	2,490	2,542
BX Commercial Mortgage Trust, Series 2019-IMC, Class A
(Floating, CME Term SOFR 1M + 1.05%, 1.00% Floor), 4.67%, 4/15/34(1) (6)	2,308	2,297
BX Commercial Mortgage Trust, Series 2024-XL4, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.07%, 2/15/39(1) (2)	4,790	4,799
BXP Trust, Series 2017-GM, Class A
3.38%, 6/13/39(1)	5,505	5,425
Legends Outlets Kansas City KS Mortgage Secured Pass Through Trust, Series 2024-LGND, Class A
6.25%, 11/5/39(1)	5,000	4,986
		30,260
Total Commercial Mortgage-Backed Securities
(Cost $30,396)		30,260

NORTHERN FUNDS QUARTERLY REPORT  289 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 50.7%
Aerospace & Defense – 1.3%
Honeywell Aerospace, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.63%), 4.32%, 3/16/29(1) (6)	$10,000	$10,003
L3Harris Technologies, Inc.,
3.85%, 12/15/26	6,149	6,138
5.40%, 1/15/27	6,900	6,934
		23,075
Asset Management – 1.8%
BlackRock Funding, Inc.,
4.60%, 7/26/27	7,340	7,364
Blackstone Private Credit Fund,
4.95%, 9/26/27	2,310	2,300
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 4.73%, 3/3/27(6)	20,000	20,078
Citadel Finance LLC,
4.75%, 2/14/29(1)	2,900	2,854
		32,596
Automotive – 3.0%
American Honda Finance Corp.,
(Floating, U.S. SOFR + 0.72%), 4.36%, 10/22/27(6)	9,000	9,003
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 1.29%), 4.93%, 1/7/30(6)	11,500	11,582
Hyundai Capital America,
5.95%, 9/21/26(1)	4,000	4,013
(Floating, U.S. SOFR + 1.50%), 5.14%, 1/8/27(1) (6)	10,000	10,046
(Floating, U.S. SOFR + 1.04%), 4.73%, 6/24/27(1) (6)	10,000	10,048
4.25%, 9/18/28(1)	1,700	1,681
Toyota Motor Credit Corp.,
(Floating, U.S. SOFR Compounded Index + 0.45%), 4.09%, 1/12/28(6)	8,800	8,799
		55,172
Banking – 11.6%
Bank of America Corp.,
(Floating, U.S. SOFR + 1.11%), 4.76%, 5/9/29(6)	34,000	34,289
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.7% continued
Banking – 11.6%continued
Bank of America N.A.,
(Floating, U.S. SOFR + 1.02%), 4.68%, 8/18/26(6)	$2,250	$2,251
Citigroup, Inc.,
(Floating, U.S. SOFR + 1.28%), 4.95%, 2/24/28(6)	21,000	21,097
(Floating, U.S. SOFR + 0.87%), 4.55%, 3/4/29(6)	5,514	5,530
Fifth Third Bank N.A.,
(Floating, U.S. SOFR + 0.81%), 4.46%, 1/28/28(6)	7,300	7,305
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28(7)	3,800	3,807
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 4.45%, 9/22/27(6)	10,100	10,108
(Floating, U.S. SOFR + 1.18%), 4.85%, 2/24/28(6)	13,000	13,055
(Floating, U.S. SOFR + 0.80%), 4.44%, 1/24/29(6)	4,300	4,315
Morgan Stanley Bank N.A.,
(Floating, U.S. SOFR + 0.87%), 4.54%, 5/26/28(6)	13,110	13,146
(Floating, U.S. SOFR + 0.77%), 4.42%, 2/8/30(6)	10,700	10,689
PNC Bank N.A.,
(Floating, U.S. SOFR + 0.73%), 4.37%, 7/21/28(6)	750	752
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27(7)	3,105	3,125
(Floating, U.S. SOFR + 0.62%), 4.27%, 1/26/29(6)	11,500	11,504
(Floating, U.S. SOFR Compounded Index + 0.68%), 4.33%, 10/26/29(6)	11,600	11,600
Santander Holdings U.S.A., Inc.,
(Floating, U.S. SOFR + 1.61%), 5.30%, 3/20/29(6)	11,000	11,112
Societe Generale S.A.,
(Variable, U.S. SOFR + 0.86%), 4.86%, 7/7/29 (1) (7)	15,000	14,994
FIXED INCOME FUNDS 290 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.7% continued
Banking – 11.6%continued
Truist Bank,
(Variable, U.S. SOFR + 0.91%), 4.14%, 10/23/29(7)	$7,000	$6,918
U.S. Bancorp,
3.15%, 4/27/27†	5,000	4,957
Wells Fargo & Co.,
3.00%, 10/23/26	5,000	4,980
(Floating, U.S. SOFR + 0.78%), 4.42%, 1/24/28(6)	11,500	11,519
Wells Fargo Bank N.A.,
5.25%, 12/11/26	2,955	2,968
		210,021
Beverages – 0.3%
Keurig Dr. Pepper, Inc.,
(Floating, U.S. SOFR + 0.58%), 4.24%, 11/15/26(6)	6,190	6,189
Biotechnology & Pharmaceuticals – 1.1%
AbbVie, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.48%), 4.16%, 3/3/28(6)	4,000	4,004
Merck & Co., Inc.,
(Floating, U.S. SOFR + 0.57%), 4.26%, 3/15/29(6)	13,700	13,740
Roche Holdings, Inc.,
(Floating, U.S. SOFR + 0.74%), 4.40%, 11/13/26(1) (6) †	1,742	1,745
		19,489
Cable & Satellite – 0.1%
Comcast Corp.,
3.30%, 2/1/27	2,740	2,725
Chemicals – 0.7%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P.,
3.40%, 12/1/26(1)	13,147	13,101
Containers & Packaging – 0.4%
Amcor Flexibles North America, Inc.,
4.80%, 3/17/28	7,120	7,143
Electric Utilities – 1.5%
Constellation Energy Generation LLC,
(Floating, U.S. SOFR + 0.60%), 4.24%, 1/8/28(6)	5,600	5,605
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.7% continued
Electric Utilities – 1.5%continued
Exelon Corp.,
2.75%, 3/15/27	$13,500	$13,351
Georgia Power Co.,
4.00%, 10/1/28†	800	792
NextEra Energy Capital Holdings, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.80%), 4.45%, 2/4/28(6)	6,600	6,627
		26,375
Electrical Equipment – 0.7%
Amphenol Corp.,
(Floating, U.S. SOFR + 0.53%), 4.19%, 11/15/27(6)	8,700	8,708
Carrier Global Corp.,
2.49%, 2/15/27	5,000	4,944
		13,652
Entertainment Content – 2.3%
Walt Disney (The) Co.,
(Floating, U.S. SOFR Compounded Index + 0.47%), 4.16%, 3/14/29(6)	41,500	41,499
Food – 1.5%
Cargill, Inc.,
(Floating, U.S. SOFR + 0.61%), 4.26%, 2/11/28(1) (6)	7,500	7,513
Mars, Inc.,
4.60%, 3/1/28(1)	5,200	5,209
Mondelez International, Inc.,
2.63%, 3/17/27	15,000	14,817
		27,539
Health Care Facilities & Services – 1.0%
Cencora, Inc.,
4.63%, 12/15/27	3,280	3,284
Elevance Health, Inc.,
4.50%, 10/30/26	2,320	2,323
HCA, Inc.,
5.00%, 3/1/28	2,220	2,233
UnitedHealth Group, Inc.,
(Floating, U.S. SOFR + 0.50%), 4.14%, 7/15/26(6) †	10,082	10,083
		17,923
NORTHERN FUNDS QUARTERLY REPORT  291 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.7% continued
Home Construction – 0.3%
D.R. Horton, Inc.,
1.30%, 10/15/26†	$5,655	$5,608
Institutional Financial Services – 1.5%
LPL Holdings, Inc.,
5.70%, 5/20/27	5,222	5,262
4.90%, 4/3/28	4,370	4,372
Morgan Stanley,
(Floating, U.S. SOFR + 1.02%), 4.66%, 4/13/28(6)	11,000	11,033
State Street Corp.,
4.33%, 10/22/27	7,040	7,042
		27,709
Insurance – 1.2%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	13,050	13,073
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 4.35%, 11/8/27(6)	5,280	5,303
New York Life Global Funding,
(Floating, U.S. SOFR + 0.67%), 4.37%, 4/2/27(1) (6)	2,480	2,485
Pacific Life Global Funding II,
(Floating, U.S. SOFR Compounded Index + 1.05%), 4.70%, 7/28/26(1) (6)	1,500	1,501
		22,362
Leisure Facilities & Services – 0.9%
McDonald's Corp.,
3.50%, 3/1/27	15,000	14,930
Starbucks Corp.,
4.50%, 5/15/28	790	790
		15,720
Machinery – 2.8%
AGCO Corp.,
5.45%, 3/21/27	1,710	1,719
Caterpillar Financial Services Corp.,
(Floating, U.S. SOFR + 0.69%), 4.33%, 10/16/26(6)	3,836	3,841
CNH Industrial Capital LLC,
1.45%, 7/15/26	5,450	5,444
4.50%, 10/8/27	2,620	2,618
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.7% continued
Machinery – 2.8%continued
Eaton Corp.,
3.85%, 3/6/28	$7,200	$7,130
Ingersoll Rand, Inc.,
5.20%, 6/15/27	25,000	25,152
John Deere Capital Corp.,
(Floating, U.S. SOFR + 0.60%), 4.24%, 4/19/27(6)	5,000	5,014
		50,918
Medical Equipment & Devices – 3.5%
Abbott Laboratories,
(Floating, U.S. SOFR Compounded Index + 0.50%), 4.18%, 3/9/29(6)	26,900	26,905
Agilent Technologies, Inc.,
4.20%, 9/9/27	7,800	7,780
Augusta SpinCo Corp.,
4.32%, 9/23/27	2,500	2,494
GE HealthCare Technologies, Inc.,
4.15%, 12/15/28	2,100	2,081
Medline Borrower L.P.,
3.88%, 4/1/29(1)	4,400	4,273
Stryker Corp.,
4.55%, 2/10/27	9,500	9,520
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	10,932	10,950
		64,003
Oil & Gas Services & Equipment – 0.4%
Schlumberger Holdings Corp.,
5.00%, 5/29/27(1)	7,799	7,843
Oil & Gas Supply Chain – 2.2%
Chevron U.S.A., Inc.,
(Floating, U.S. SOFR + 0.57%), 4.23%, 8/13/28(6) †	8,800	8,843
Diamondback Energy, Inc.,
5.20%, 4/18/27	10,000	10,057
Energy Transfer L.P.,
6.05%, 12/1/26	3,654	3,678
Hess Corp.,
4.30%, 4/1/27	10,000	9,996
Kinder Morgan, Inc.,
1.75%, 11/15/26	2,800	2,774
FIXED INCOME FUNDS 292 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.7% continued
Oil & Gas Supply Chain – 2.2%continued
ONEOK, Inc.,
5.55%, 11/1/26	$5,000	$5,016
		40,364
Real Estate Investment Trusts – 1.4%
American Tower Corp.,
3.38%, 10/15/26	6,980	6,960
Boston Properties L.P.,
2.75%, 10/1/26	7,700	7,675
Public Storage Operating Co.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 4.34%, 4/16/27(6)	8,145	8,163
Simon Property Group L.P.,
3.25%, 11/30/26	3,041	3,030
		25,828
Retail - Discretionary – 0.3%
AutoZone, Inc.,
5.05%, 7/15/26	2,980	2,981
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	1,890	1,898
		4,879
Semiconductors – 0.3%
Advanced Micro Devices, Inc.,
4.21%, 9/24/26	4,600	4,601
Software – 2.8%
Intuit, Inc.,
5.25%, 9/15/26	11,455	11,469
Oracle Corp.,
(Floating, U.S. SOFR + 0.76%), 4.41%, 8/3/28(6)	11,600	11,500
Salesforce, Inc.,
4.50%, 3/15/28	10,800	10,787
Synopsys, Inc.,
4.55%, 4/1/27	10,800	10,815
VMware LLC,
1.40%, 8/15/26	5,989	5,966
		50,537
Specialty Finance – 2.0%
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.97%), 4.62%, 7/28/27(6)	5,000	5,002
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.7% continued
Specialty Finance – 2.0%continued
(Floating, U.S. SOFR + 0.59%), 4.24%, 2/9/29(6)	$5,700	$5,705
(Floating, U.S. SOFR + 1.02%), 4.67%, 1/30/31(6) †	3,000	3,022
Mastercard, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.44%), 4.13%, 3/15/28(6)	4,700	4,699
PayPal Holdings, Inc.,
(Floating, U.S. SOFR + 0.67%), 4.35%, 3/6/28(6)	7,800	7,816
Sumisho Air Lease Corp.,
1.88%, 8/15/26	9,700	9,669
		35,913
Technology Hardware – 0.7%
Dell International LLC/EMC Corp.,
4.90%, 10/1/26	3,425	3,427
4.75%, 4/1/28	3,660	3,670
Hewlett Packard Enterprise Co.,
4.45%, 9/25/26	5,711	5,713
		12,810
Telecommunications – 1.9%
AT&T, Inc.,
3.80%, 2/15/27	2,000	1,992
4.25%, 3/1/27	10,000	9,988
T-Mobile U.S.A., Inc.,
3.75%, 4/15/27	12,000	11,938
Verizon Communications, Inc.,
4.13%, 3/16/27	5,000	4,993
4.33%, 9/21/28	4,850	4,835
		33,746
Transportation & Logistics – 0.2%
Ryder System, Inc.,
1.75%, 9/1/26	4,527	4,506
Wholesale - Consumer Staples – 1.0%
Bunge Ltd. Finance Corp.,
4.90%, 4/21/27	10,000	10,039
Sysco Corp.,
3.25%, 7/15/27	7,760	7,673
		17,712
Total Corporate Bonds
(Cost $920,799)		921,558

NORTHERN FUNDS QUARTERLY REPORT  293 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 33.3%
Asset Management – 0.3%
UBS A.G./Stamford CT,
(Variable, U.S. SOFR + 0.81%), 4.30%, 3/16/29(7)	$5,500	$5,477
Automotive – 1.7%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR Compounded Index + 0.78%), 4.47%, 3/19/27(1) (6)	12,400	12,437
4.90%, 4/2/27(1)	3,000	3,011
(Floating, U.S. SOFR + 0.71%), 4.36%, 8/11/27(1) (6)	1,700	1,705
Mercedes-Benz Finance North America LLC,
4.75%, 8/1/27(1)	7,350	7,374
(Floating, U.S. SOFR + 0.71%), 4.39%, 3/10/28(1) (6)	6,500	6,507
		31,034
Banking – 24.5%
ANZ New Zealand International Ltd.,
(Floating, U.S. SOFR + 0.61%), 4.25%, 1/22/29(1) (6)	6,200	6,200
Australia & New Zealand Banking Group Ltd.,
(Floating, U.S. SOFR + 0.65%), 4.34%, 9/30/27(1) (6)	2,000	2,008
(Floating, U.S. SOFR + 0.59%), 4.27%, 12/8/28(1) (6)	5,600	5,615
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 4.31%, 9/15/26(6)	10,800	10,808
(Variable, U.S. SOFR Compounded Index + 0.75%), 4.06%, 9/22/28(7) †	9,500	9,447
(Floating, U.S. SOFR + 0.86%), 4.51%, 1/27/29(6)	3,500	3,510
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 4.45%, 1/27/27(1) (6)	21,000	21,065
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 1.40%), 5.04%, 7/13/26(1) (6)	17,485	17,492
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.3% continued
Banking – 24.5%continued
(Floating, U.S. SOFR Compounded Index + 1.23%), 4.87%, 1/22/30(1) (6) †	$5,100	$5,166
Barclays PLC,
(Floating, U.S. SOFR + 1.49%), 5.18%, 3/12/28(6)	9,000	9,054
(Floating, U.S. SOFR + 1.08%), 4.73%, 11/11/29(6)	5,700	5,740
BNP Paribas S.A.,
(Variable, U.S. SOFR + 0.94%), 4.89%, 6/30/30(1) (7)	7,500	7,499
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.72%), 4.36%, 1/13/28(6)	15,000	15,022
(Variable, U.S. SOFR + 0.67%), 4.72%, 6/16/29(7) †	2,242	2,245
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.46%), 4.13%, 11/27/26(1) (6)	3,425	3,428
Cooperatieve Rabobank U.A.,
(Floating, U.S. SOFR Compounded Index + 0.62%), 4.30%, 8/28/26(6)	3,217	3,219
Credit Agricole S.A.,
(Floating, U.S. SOFR + 1.29%), 4.92%, 7/5/26(1) (6)	6,497	6,498
(Floating, U.S. SOFR + 0.87%), 4.55%, 3/11/27(1) (6)	4,660	4,678
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28(1) (7)	8,080	8,077
(Floating, U.S. SOFR + 1.21%), 4.89%, 9/11/28(1) (6)	6,000	6,036
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 4.88%, 11/16/27(6)	6,500	6,509
(Floating, U.S. SOFR + 1.21%), 4.85%, 1/10/29(6)	7,000	7,041
(Variable, U.S. SOFR + 2.51%), 6.82%, 11/20/29(7)	5,000	5,230
HSBC Holdings PLC,
(Floating, U.S. SOFR + 1.04%), 4.70%, 11/19/28(6)	3,200	3,216
(Floating, U.S. SOFR + 1.03%), 4.71%, 3/3/29(6)	10,000	10,057
FIXED INCOME FUNDS 294 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.3% continued
Banking – 24.5%continued
Lloyds Banking Group PLC,
(Floating, U.S. SOFR Compounded Index + 1.06%), 4.72%, 11/26/28(6)	$11,000	$11,054
Macquarie Bank Ltd.,
5.27%, 7/2/27(1)	9,430	9,513
(Floating, U.S. SOFR + 0.74%), 4.43%, 6/12/28(1) (6)	17,000	17,092
Mizuho Financial Group, Inc.,
7/13/30(5)	25,500	25,501
National Australia Bank Ltd.,
(Floating, U.S. SOFR + 0.53%), 4.22%, 12/13/28(1) (6)	12,300	12,308
National Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 1.03%), 4.67%, 7/2/27(6)	6,260	6,260
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 4.95%, 2/16/28(1) (6) †	10,700	10,745
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 4.45%, 9/29/26(1) (6)	27,900	27,935
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.74%), 4.43%, 3/19/27(1) (6)	8,500	8,526
(Floating, U.S. SOFR + 0.70%), 4.39%, 3/17/28(1) (6)	14,300	14,371
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.83%), 4.47%, 1/24/29(6)	9,000	9,026
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29(7)	4,800	4,750
Skandinaviska Enskilda Banken A.B.,
(Floating, U.S. SOFR Compounded Index + 0.68%), 4.37%, 3/12/29(1) (6)	3,700	3,713
Societe Generale S.A.,
(Floating, U.S. SOFR + 1.41%), 5.05%, 4/13/29(1) (6)	3,100	3,127
Sumitomo Mitsui Financial Group, Inc.,
5.88%, 7/13/26	7,172	7,176
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.3% continued
Banking – 24.5%continued
(Floating, U.S. SOFR + 0.88%), 4.52%, 1/14/27(6)	$5,840	$5,859
(Floating, U.S. SOFR + 1.17%), 4.80%, 7/9/29(6)	3,807	3,843
Sumitomo Mitsui Trust Bank Ltd.,
4.45%, 9/10/27(1) †	5,000	5,002
Svenska Handelsbanken AB,
(Floating, U.S. SOFR + 0.66%), 4.34%, 5/28/27(1) (6) †	15,220	15,263
(Floating, U.S. SOFR + 0.56%), 4.24%, 6/11/29(1) (6)	10,000	10,009
Swedbank AB,
6.14%, 9/12/26(1)	7,000	7,022
(Floating, U.S. SOFR + 1.03%), 4.69%, 11/20/29(1) (6)	4,200	4,252
Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 1.08%), 4.72%, 7/17/26(6)	6,640	6,643
(Floating, U.S. SOFR + 0.59%), 4.27%, 9/10/26(6)	5,000	5,004
4.57%, 12/17/26	5,000	5,009
Westpac Banking Corp.,
(Floating, U.S. SOFR + 0.46%), 4.10%, 10/20/26(6)	5,000	5,002
(Floating, U.S. SOFR + 0.44%), 4.09%, 5/11/28(1) (6) †	14,800	14,808
(Floating, U.S. SOFR + 0.82%), 4.52%, 7/1/30(6)	1,380	1,394
		445,067
Chemicals – 0.3%
Nutrien Ltd.,
4.50%, 3/12/27	5,000	5,005
Household Products – 0.3%
Reckitt Benckiser Treasury Services PLC,
3.00%, 6/26/27(1)	5,000	4,934
Institutional Financial Services – 0.2%
Sumitomo Mitsui Trust Bank Ltd.,
(Floating, U.S. SOFR + 0.71%), 4.39%, 3/5/29(1) (6)	3,500	3,513
Metals & Mining – 2.6%
BHP Billiton Finance U.S.A. Ltd.,
5.25%, 9/8/26	12,125	12,148
NORTHERN FUNDS QUARTERLY REPORT  295 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.3% continued
Metals & Mining – 2.6%continued
Glencore Funding LLC,
(Floating, U.S. SOFR Compounded Index + 0.75%), 4.45%, 10/1/26(1) (6)	$21,450	$21,472
Rio Tinto Finance U.S.A. PLC,
(Floating, U.S. SOFR Compounded Index + 0.84%), 4.53%, 3/14/28(6)	13,500	13,587
		47,207
Oil & Gas Supply Chain – 0.2%
Saudi Arabian Oil Co.,
4.00%, 2/2/29(1)	3,070	3,017
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
4.30%, 8/19/28	2,200	2,184
Specialty Finance – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26	12,000	11,927
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28(1)	4,600	4,610
4.20%, 4/15/29(1)	2,450	2,406
		18,943
Telecommunications – 0.8%
NTT Finance Corp.,
(Floating, U.S. SOFR + 1.08%), 4.72%, 7/16/28(1) (6)	10,700	10,783
(Floating, U.S. SOFR + 1.03%), 4.72%, 6/20/31(1) (6)	3,864	3,861
		14,644
Transportation & Logistics – 0.2%
Canadian Pacific Railway Co.,
1.75%, 12/2/26	3,156	3,124
Transportation Equipment – 1.1%
Daimler Truck Finance North America LLC,
5.00%, 1/15/27(1)	4,000	4,015
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.3% continued
Transportation Equipment – 1.1%continued
(Floating, U.S. SOFR + 0.96%), 4.65%, 9/25/27(1) (6)	$10,720	$10,758
(Floating, U.S. SOFR + 0.84%), 4.48%, 1/13/28(1) (6)	5,900	5,914
		20,687
Total Foreign Issuer Bonds
(Cost $603,646)		604,836

U.S. GOVERNMENT AGENCIES – 0.5% (8)
Fannie Mae – 0.1%
Pool #FM3019,
3.50%, 2/1/35	1,298	1,260
Pool #MA3932,
3.50%, 2/1/35	1,176	1,139
		2,399
Freddie Mac – 0.4%
FRESB Mortgage Trust, Series 2022-SB94, Class A5F,
1.64%, 11/25/26	4,874	4,821
Pool #ZS8641,
2.50%, 2/1/32	1,718	1,643
		6,464
Government National Mortgage Association – 0.0%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	264	262
Total U.S. Government Agencies
(Cost $9,420)		9,125

U.S. GOVERNMENT OBLIGATIONS – 3.3%
U.S. Treasury Notes – 3.3%
4.13%, 2/15/27	10,000	10,006
3.50%, 9/30/27	30,000	29,764
3.88%, 3/31/28	20,000	19,902
		59,672
Total U.S. Government Obligations
(Cost $59,987)		59,672

FIXED INCOME FUNDS 296 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.8%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.68%(9) (10) (11)	17,676,525	$17,676
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(9) (10)	33,643,853	33,644
Total Investment Companies
(Cost $51,320)		51,320

Total Investments – 103.8%
(Cost $1,884,304)		1,885,072
Liabilities less Other Assets – (3.8%)		(68,991)
NET ASSETS – 100.0%		$1,816,081

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2026, the value of these securities amounted to approximately
$642,221,000 or 35.4% of net assets.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(3)	Step coupon bond. Rate as of June 30, 2026 is disclosed.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2026.
(6)	Variable or floating rate security. Rate as of June 30, 2026 is disclosed.
(7)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2026.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2026 is disclosed.
(11)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

CME - Chicago Mercantile Exchange

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

SOFR - Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities:
Whole Loan	$—	$90,223	$7,971	$98,194
All Other Industries(1)	—	110,107	—	110,107
Total Asset-Backed Securities	—	200,330	7,971	208,301
Commercial Mortgage-Backed Securities	—	30,260	—	30,260
Corporate Bonds(1)	—	921,558	—	921,558
Foreign Issuer Bonds(1)	—	604,836	—	604,836
U.S. Government Agencies(1)	—	9,125	—	9,125
U.S. Government Obligations	—	59,672	—	59,672
Investment Companies	51,320	—	—	51,320
Total Investments	$51,320	$1,825,781	$7,971	$1,885,072

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  297 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued	June 30, 2026 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$3,235	$30,860	$16,419	$17,676	17,676,525	$7 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	80,039	409,393	455,788	33,644	33,643,853	515
Total	$83,274	$440,253	$472,207	$51,320	51,320,378	$522

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
FIXED INCOME FUNDS 298 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

U.S. GOVERNMENT FUND	June 30, 2026 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 5.0% (1)
Fannie Mae – 2.1%
Pool #555649,
7.50%, 10/1/32	$4	$4
Pool #BH9277,
3.50%, 2/1/48	92	85
Pool #CB7509,
6.00%, 11/1/53	53	55
Pool #DA0021,
6.00%, 9/1/53	49	51
Pool #FS3063,
4.50%, 10/1/52	139	134
Pool #FS4669,
6.00%, 3/1/53	50	51
Pool #FS5952,
6.50%, 10/1/53	38	40
Pool #FS6176,
5.00%, 12/1/47	48	49
Pool #FS6177,
6.50%, 5/1/40	52	55
		524
Freddie Mac – 1.1%
Pool #RA8880,
5.50%, 4/1/53	69	70
Pool #SD2347,
5.50%, 2/1/53	59	60
Pool #SD2665,
6.00%, 4/1/53	63	65
Pool #SD3817,
6.00%, 9/1/53	78	79
Pool #ZS7735,
2.00%, 1/1/32	1	1
		275
Freddie Mac Gold – 0.0%
Pool #G30926,
3.50%, 4/1/36	13	13
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	50	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 5.0% (1)continued
Sovereign Agencies – 1.6%
Resolution Funding Corp. Interest Strip,
3.89%, 10/15/28(2)	$425	$387
Total U.S. Government Agencies
(Cost $1,238)		1,245

U.S. GOVERNMENT OBLIGATIONS – 94.0%
U.S. Treasury Bonds – 21.2%
4.50%, 8/15/39	50	49
4.38%, 11/15/39	150	146
4.63%, 2/15/40	60	60
1.13%, 5/15/40	225	142
4.38%, 5/15/40	45	43
3.88%, 8/15/40	35	32
4.25%, 11/15/40	105	100
1.88%, 2/15/41	25	17
3.88%, 2/15/43	460	408
3.88%, 5/15/43	385	340
4.38%, 8/15/43	325	306
4.75%, 11/15/43	135	133
4.63%, 5/15/44	100	97
4.63%, 11/15/44	165	159
4.75%, 2/15/45	140	137
5.00%, 5/15/45	125	126
4.88%, 8/15/45	60	59
4.63%, 11/15/45	40	38
4.63%, 2/15/46	10	10
5.00%, 5/15/46	10	10
2.75%, 11/15/47	295	208
3.38%, 11/15/48	240	188
2.88%, 5/15/49	100	71
2.38%, 11/15/49	535	341
1.25%, 5/15/50	25	12
1.38%, 8/15/50	305	150
1.63%, 11/15/50	10	5
2.38%, 5/15/51	435	272
1.88%, 11/15/51	25	14
4.00%, 11/15/52	50	43
4.75%, 11/15/53	495	479
4.63%, 5/15/54	225	214
4.25%, 8/15/54	175	156
4.50%, 11/15/54	140	130
4.63%, 2/15/55	155	147
4.75%, 5/15/55	140	136
NORTHERN FUNDS QUARTERLY REPORT  299 FIXED INCOME FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.0%continued
U.S. Treasury Bonds – 21.2%continued
4.75%, 8/15/55	$120	$116
4.63%, 11/15/55	120	114
4.75%, 2/15/56	50	48
5.00%, 5/15/56	35	35
		5,291
U.S. Treasury Inflation Indexed Notes – 0.7%
0.13%, 4/15/27	137	159
0.13%, 7/15/30	2	2
		161
U.S. Treasury Notes – 72.1%
4.38%, 7/15/27	200	200
0.38%, 9/30/27	161	154
3.50%, 9/30/27	150	149
3.50%, 10/31/27	75	74
2.25%, 11/15/27	126	123
4.13%, 11/15/27	50	50
0.63%, 11/30/27	36	34
3.38%, 11/30/27	175	173
3.88%, 11/30/27	163	162
4.00%, 12/15/27	60	60
4.25%, 1/15/28	50	50
0.75%, 1/31/28	104	99
3.50%, 1/31/28	260	257
4.25%, 2/15/28	150	150
3.88%, 3/15/28	155	154
3.75%, 4/15/28	150	149
3.50%, 4/30/28	150	148
3.75%, 4/30/28	25	25
3.75%, 5/15/28	175	174
1.25%, 5/31/28	215	204
3.63%, 5/31/28	125	124
4.00%, 5/31/28	200	199
3.88%, 6/15/28	100	99
3.88%, 7/15/28	200	199
2.88%, 8/15/28	245	239
3.63%, 8/15/28	200	198
1.13%, 8/31/28	208	195
4.38%, 8/31/28	100	100
3.38%, 9/15/28	225	221
3.50%, 10/15/28	500	493
4.88%, 10/31/28	175	178
3.13%, 11/15/28	388	379
3.50%, 11/15/28	325	320
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.0%continued
U.S. Treasury Notes – 72.1%continued
3.50%, 12/15/28	$430	$423
3.50%, 1/15/29	300	295
4.00%, 1/31/29	200	199
3.50%, 2/15/29	250	246
4.25%, 2/28/29	100	100
3.50%, 3/15/29	175	172
4.13%, 3/31/29	100	100
3.88%, 4/15/29	200	198
3.88%, 5/15/29	375	372
4.50%, 5/31/29	100	101
4.13%, 6/15/29	220	220
4.00%, 7/31/29	100	99
3.63%, 8/31/29	100	98
4.13%, 10/31/29	65	65
4.38%, 12/31/29	260	262
4.25%, 1/31/30	400	401
4.00%, 2/28/30	375	373
4.00%, 3/31/30	250	248
3.88%, 4/30/30	105	104
4.00%, 5/31/30	65	65
3.88%, 6/30/30	225	222
3.88%, 7/31/30	50	49
3.63%, 8/31/30	40	39
4.13%, 8/31/30	850	848
3.63%, 9/30/30	85	83
3.63%, 10/31/30	65	64
3.50%, 11/30/30	160	155
4.38%, 11/30/30	165	166
3.63%, 12/31/30	100	98
3.75%, 12/31/30	150	147
3.75%, 1/31/31	70	69
4.00%, 1/31/31	100	99
4.25%, 2/28/31	150	150
3.88%, 3/31/31	75	74
3.88%, 4/30/31	25	25
4.63%, 4/30/31	75	76
4.13%, 5/31/31	50	50
4.63%, 5/31/31	200	204
4.25%, 6/30/31	150	150
4.13%, 7/31/31	250	249
3.75%, 8/31/31	100	98
3.63%, 9/30/31	100	97
4.13%, 10/31/31	65	65
FIXED INCOME FUNDS 300 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2026 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.0%continued
U.S. Treasury Notes – 72.1%continued
4.13%, 11/30/31	$200	$199
4.50%, 12/31/31	160	162
4.38%, 1/31/32	325	327
4.13%, 2/29/32	260	258
4.13%, 3/31/32	240	238
4.00%, 4/30/32	150	148
4.13%, 5/31/32	125	124
4.00%, 6/30/32	125	123
4.00%, 7/31/32	135	133
3.88%, 8/31/32	175	171
3.88%, 9/30/32	65	64
3.75%, 10/31/32	150	146
3.75%, 11/30/32	140	136
3.88%, 12/31/32	90	88
4.00%, 1/31/33	70	69
3.50%, 2/15/33	180	172
4.25%, 3/31/33	60	60
4.13%, 4/30/33	75	74
3.38%, 5/15/33	195	184
4.25%, 5/31/33	75	75
4.25%, 6/30/33	80	80
4.00%, 2/15/34	465	454
4.38%, 5/15/34	175	175
3.88%, 8/15/34	125	121
4.25%, 11/15/34	240	238
4.63%, 2/15/35	230	234
4.25%, 5/15/35	220	217
4.25%, 8/15/35	160	158
4.00%, 11/15/35	160	155
4.13%, 2/15/36	95	93
4.38%, 5/15/36	125	124
		17,951
Total U.S. Government Obligations
(Cost $23,878)		23,403

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(3) (4)	46,032	$46
Total Investment Companies
(Cost $46)		46

Total Investments – 99.2%
(Cost $25,162)		24,694
Other Assets less Liabilities – 0.8%		210
NET ASSETS – 100.0%		$24,904

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2026 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$1,245	$—	$1,245
U.S. Government Obligations(1)	—	23,403	—	23,403
Investment Companies	46	—	—	46
Total Investments	$46	$24,648	$—	$24,694

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  301 FIXED INCOME FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND continued	June 30, 2026 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF PERIOD (000S)	SHARES/PAR, END OF PERIOD	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$25	$593	$572	$46	46,032	$1
FIXED INCOME FUNDS 302 NORTHERN FUNDS QUARTERLY REPORT